UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

June 30, 2022

Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	3
Managers' Commentary / Investment Overview (Unaudited)	5
Investment Objective and Portfolio Holdings (Unaudited)	9
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	11
Victory Market Neutral Income Fund	23
Financial Statements
Statements of Assets and Liabilities	41
Statements of Operations	42
Statements of Changes in Net Assets	43
Financial Highlights	46
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	62
Supplemental Information (Unaudited)	63
Trustee and Officer Information	63
Proxy Voting and Portfolio Holdings Information	67
Expense Examples	67
Additional Federal Income Tax Information	68
Liquidity Risk Management Program	69
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Looking back over our most recent annual reporting period offers us a stark reminder that markets go up and down, and that investor sentiment can shift quickly.

Although most of 2021 was constructive for financial markets, the script flipped as we entered the new calendar year. More recently, investors have been focused on a host of worries. Inflation data has been running hotter than expected. The U.S. Federal Reserve (the "Fed") has embarked on a new rate-hike cycle and a terrible war is raging in Eastern Europe. All these issues, among other factors, have ratcheted up market volatility in both stock and bond markets. Many broad-market stock indices have pulled back substantially during the first half of 2022 and even entered "bear market" territory, which is typically considered a 20% pullback from the most recent highs. Meanwhile, fixed income investors are also dealing with elevated volatility, and wide swaths of the bond market have struggled in the face of rising interest rates.

Throughout the ups and downs of the past annual reporting period, there have been interesting differences playing out within the broader market. In general, large-cap stocks outperformed smaller-capitalization companies for the full annual reporting period. Meanwhile, growth-oriented styles led value-oriented investments during the earlier part of our annual reporting period, while the reverse was true during the latter segment of the reporting period (as measured by the Russell family of indices). Perhaps this reflects investors' realization and expectations for future higher interest rates and corresponding higher borrowing costs.

There were other notable subplots, too. During much of 2021 we watched crypto assets captivate investors, only to see them fall out of favor as sentiment soured. This year we've seen oil prices surge, which helped fuel gains across the energy landscape while many other sectors lagged. The Energy and Utilities sectors (and yes, Cash) have been the lone bright spots for many investor portfolios. If anything, this underscores the importance of diversification.

Looking at the numbers, we see that the S&P 500® Index, the bell-weather proxy for our domestic stock market, declined by 10.62% for the 12-month period ended June 30, 2022. Over this same annual period, the yield on the 10-Year U.S. Treasury jumped 1.53%, thanks largely to the Fed's shift toward a less accommodative monetary policy and the first rate hike in three years. At the end of our reporting period, the yield on the 10-Year U.S. Treasury finished at 2.98%.

Given the market environment of the past few months, it's no surprise that investors have become more focused on risk management and downside protection. Remember, our experience managing portfolios through various economic cycles has taught us to remain calm in the face of market turmoil. It is our view that a long-term perspective, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances are some of the key ingredients for staying the course and progressing on investment goals.

3

As ever, there will be challenges ahead. The Fed has declared its intent to continue raising rates until the recent elevated inflation readings decline. Labor shortages, ongoing supply chain issues, high energy prices, and the Russia-Ukraine war are among the performance detractors investors continue to navigate. There's even some chatter about a possible recession.

Although we cannot tell you with any certainty what markets will do in the future, we can assure you that the investment professionals at all our independent franchises continually monitor the environment and work hard to position portfolios opportunistically no matter what the markets bring.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions regarding the current market dynamics or your specific portfolio or investment plan, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for Member Class) or visit our website at www.vcm.com.

From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

4

Victory US 500 Enhanced Volatility Wtd Index Fund

Managers' Commentary

(Unaudited)

Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -9.25% (Class A at net asset value) for the fiscal year ended June 30, 2022, underperforming the Index, which returned -8.32% during the period. The S&P 500® Index, a market capitalization-based index against which the performance of the Fund is also measured, returned -10.62% during the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash" feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% to equities during May of 2022. The Fund then reallocated to 100% equities in June of 2022. The Long/Cash trigger had a relatively small impact on the Fund's relative performance versus the S&P 500® Index for the fiscal year.

Over the reporting period, the Fund's performance relative to the S&P 500® Index was driven by its underweight positions in the largest market-capitalization names within the index. The top 10 stocks in the S&P 500® Index combined to make up over 28% of the Index and the Fund only held 2% in these same names. This underweight gained the Fund 0.54% in relative performance. The Fund's positive stock selection in the rest of the market also added value during the reporting period. The Fund's cash allocation and underweight to the Energy sector were detractors during the reporting period.

5

Victory US 500 Enhanced Volatility Wtd Index Fund

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	NASDAQ Victory US Large Cap 500 Long/Cash Volatility Weighted Index[1]	S&P 500® Index[2]
One Year	–9.25%	–14.45%	–9.97%	–10.76%	–9.03%	–8.32%	–10.62%
Five Year	8.56%	7.28%	7.71%	7.71%	8.81%	9.66%	11.31%
Since Inception	11.26%	10.58%	10.42%	10.42%	11.53%	NA	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Victory US 500 Enhanced Volatility Wtd Index Fund — Growth of $10,000

1The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index is an unmanaged index whose strategy involves equity-oriented investing on both the long and short sides of the market. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

6

Victory Market Neutral Income Fund

Managers' Commentary

(Unaudited)

Victory Market Neutral Income Fund (the "Fund") seeks high current income by implementing a proprietary, "market neutral" investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.

The Fund returned 1.01% (Class A at net asset value) for the fiscal year ended June 30, 2022, outperforming its benchmark, the FTSE 3-Month U.S. Treasury Bill Index, which returned 0.19%.

The Fund uses a multi-strategy approach. First, the Fund invests in securities of the Nasdaq Victory Volatility Weighted High Dividend Indexes. The allocation to each Nasdaq Victory Volatility Weighted High Dividend Index is equally weighted. Second, the Fund seeks to offset equity market risk by shorting high-correlating equity futures contracts, such as contracts based on the S&P 500® , Russell 2000® or MSCI EAFE and MSCI Emerging Markets indexes. Third, the Fund may allocate to a basket of long and short futures to offset basis risk of long positions in high-dividend stocks and short positions in equity index futures.

During the reporting period, the Global High Dividend Long/Short Portfolio was a positive contributor, as all four high-dividend yielding portfolios outperformed their corresponding short index futures positions. The Overlay Strategy, long Nasdaq-100® futures and short index futures positions, was a detractor during the reporting period.

The Fund's employment of the Overlay Strategy to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

7

Victory Market Neutral Income Fund

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

	Class A		Class C		Class I	Member Class
INCEPTION DATE	11/19/12		11/19/12		11/19/12	11/2/20
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value	FTSE 3-Month U.S. Treasury Bill Index[1]
One Year	1.01%	–4.79%	0.31%	–0.67%	1.32%	1.20%	0.19%
Five Year	3.19%	1.98%	2.41%	2.41%	3.50%	NA	1.09%
Since Inception	2.12%	1.49%	1.34%	1.34%	2.43%	2.56%	NA

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Victory Market Neutral Income Fund — Growth of $10,000

1The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

PepsiCo, Inc.	0.4%
Johnson & Johnson	0.4%
The Southern Co.	0.4%
The Hershey Co.	0.4%
McDonald's Corp.	0.4%
Verizon Communications, Inc.	0.4%
Waste Management, Inc.	0.4%
American Electric Power Co., Inc.	0.4%
The Coca-Cola Co.	0.4%
Duke Energy Corp.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

9

Victory Portfolios II Victory Market Neutral Income Fund	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Far EasTone Telecommunications Co. Ltd.	0.6%
Malayan Banking Bhd	0.6%
Emera, Inc.	0.5%
BCE, Inc.	0.5%
Bank of China Ltd., Class H	0.5%
Energizer Holdings, Inc.	0.5%
Patterson Cos., Inc.	0.4%
Public Bank Bhd	0.4%
TELUS Corp.	0.4%
B&G Foods, Inc.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (4.2%):
Alphabet, Inc., Class A (a)	47	$102,425
AT&T, Inc.	5,948	124,670
Charter Communications, Inc., Class A (a)	219	102,608
Comcast Corp., Class A	2,883	113,129
DISH Network Corp., Class A (a)	2,600	46,618
Electronic Arts, Inc.	962	117,027
Fox Corp., Class A	2,862	92,042
Liberty Broadband Corp., Class C (a)	944	109,164
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,324	147,504
Lumen Technologies, Inc.	7,666	83,636
Match Group, Inc. (a)	705	49,132
Meta Platforms, Inc., Class A (a)	345	55,631
Netflix, Inc. (a)	189	33,050
News Corp., Class A	5,524	86,064
Omnicom Group, Inc.	1,310	83,329
Paramount Global, Class B	2,443	60,293
Pinterest, Inc., Class A (a)	1,991	36,157
Roku, Inc. (a) (b)	325	26,696
Sirius XM Holdings, Inc. (c)	20,858	127,860
Take-Two Interactive Software, Inc. (a)	565	69,230
The Interpublic Group of Cos., Inc.	2,690	74,056
The Walt Disney Co. (a)	842	79,485
T-Mobile U.S., Inc. (a)	986	132,656
Verizon Communications, Inc.	4,231	214,723
Warner Bros. Discovery, Inc. (a) (b)	1,428	19,164
Warner Music Group Corp., Class A	2,429	59,170
ZoomInfo Technologies, Inc. (a)	1,081	35,932
		2,281,451
Consumer Discretionary (8.2%):
Advance Auto Parts, Inc.	628	108,701
Amazon.com, Inc. (a)	640	67,974
Aptiv PLC (a)	774	68,940
AutoZone, Inc. (a)	73	156,886
Bath & Body Works, Inc.	1,468	39,519
Best Buy Co., Inc.	952	62,061
Booking Holdings, Inc. (a)	44	76,956
Burlington Stores, Inc. (a)	372	50,678
CarMax, Inc. (a)	835	75,551
Chewy, Inc., Class A (a) (c)	1,082	37,567
Chipotle Mexican Grill, Inc. (a)	66	86,279
D.R. Horton, Inc.	1,174	77,707
Darden Restaurants, Inc.	730	82,578
Dollar General Corp.	796	195,370
Dollar Tree, Inc. (a)	568	88,523
Domino's Pizza, Inc.	242	94,310
Etsy, Inc. (a) (b)	346	25,331
Ford Motor Co.	4,192	46,657

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Garmin Ltd.	1,163	$114,265
General Motors Co. (a)	1,845	58,597
Genuine Parts Co.	1,196	159,068
Hasbro, Inc.	1,198	98,092
Hilton Worldwide Holdings, Inc.	701	78,119
Lennar Corp., Class A	1,071	75,580
LKQ Corp.	2,192	107,605
Lowe's Cos., Inc.	580	101,309
Marriott International, Inc., Class A	601	81,742
McDonald's Corp.	880	217,254
MGM Resorts International	1,858	53,789
NIKE, Inc., Class B	796	81,351
NVR, Inc. (a)	25	100,103
O'Reilly Automotive, Inc. (a)	234	147,832
Pool Corp.	251	88,159
PulteGroup, Inc.	1,887	74,782
Ross Stores, Inc.	1,187	83,363
Starbucks Corp.	1,539	117,564
Tapestry, Inc.	2,187	66,747
Target Corp. (b)	729	102,957
Tesla, Inc. (a)	67	45,119
The Home Depot, Inc.	430	117,936
The TJX Cos., Inc.	1,855	103,602
Tractor Supply Co.	609	118,055
Ulta Beauty, Inc. (a)	262	100,996
Vail Resorts, Inc.	436	95,070
VF Corp.	1,897	83,790
Whirlpool Corp.	584	90,444
Williams-Sonoma, Inc.	554	61,466
Yum! Brands, Inc.	1,350	153,238
		4,419,582
Consumer Staples (9.7%):
Albertsons Cos., Inc., Class A	2,285	61,055
Altria Group, Inc.	3,030	126,563
Archer-Daniels-Midland Co.	1,925	149,380
Brown-Forman Corp., Class B	2,576	180,732
Bunge Ltd.	1,272	115,358
Campbell Soup Co.	3,739	179,659
Church & Dwight Co., Inc.	1,807	167,437
Colgate-Palmolive Co.	2,569	205,880
Conagra Brands, Inc.	4,626	158,394
Costco Wholesale Corp.	292	139,950
Darling Ingredients, Inc. (a)	1,241	74,212
General Mills, Inc.	2,549	192,322
Hormel Foods Corp.	3,735	176,890
Kellogg Co.	2,737	195,258
Keurig Dr Pepper, Inc.	4,467	158,087
Kimberly-Clark Corp.	1,455	196,643
McCormick & Co., Inc.	1,854	154,346
Molson Coors Beverage Co., Class B	2,242	122,211

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mondelez International, Inc., Class A	3,091	$191,920
Monster Beverage Corp. (a)	1,690	156,663
PepsiCo, Inc.	1,368	227,991
Philip Morris International, Inc.	1,610	158,971
Sysco Corp.	1,471	124,608
The Clorox Co.	735	103,620
The Coca-Cola Co.	3,339	210,056
The Estee Lauder Cos., Inc.	397	101,104
The Hershey Co.	1,012	217,742
The J.M. Smucker Co.	1,216	155,660
The Kraft Heinz Co.	3,755	143,216
The Kroger Co.	2,092	99,014
The Procter & Gamble Co.	1,359	195,411
Tyson Foods, Inc., Class A	1,363	117,300
Walgreens Boots Alliance, Inc.	2,651	100,473
Walmart, Inc.	1,480	179,938
		5,238,064
Energy (3.6%):
APA Corp.	1,666	58,143
Chevron Corp.	936	135,514
ConocoPhillips	1,012	90,888
Continental Resources, Inc.	1,115	72,865
Coterra Energy, Inc.	3,291	84,875
Devon Energy Corp.	1,099	60,566
Diamondback Energy, Inc.	492	59,606
EOG Resources, Inc.	729	80,511
Exxon Mobil Corp.	1,445	123,750
Halliburton Co.	2,278	71,438
Hess Corp.	772	81,786
Kinder Morgan, Inc.	7,738	129,689
Marathon Oil Corp.	3,007	67,597
Marathon Petroleum Corp.	1,305	107,284
Occidental Petroleum Corp.	1,366	80,430
ONEOK, Inc.	1,671	92,741
Ovintiv, Inc.	1,335	58,994
Phillips 66	1,061	86,991
Pioneer Natural Resources Co.	398	88,786
Schlumberger NV	2,087	74,631
The Williams Cos., Inc.	4,669	145,719
Valero Energy Corp.	1,058	112,444
		1,965,248
Financials (15.4%):
Aflac, Inc.	2,472	136,776
Ally Financial, Inc.	2,008	67,288
American Express Co.	546	75,686
American Financial Group, Inc.	1,033	143,391
American International Group, Inc.	1,764	90,193
Ameriprise Financial, Inc.	403	95,785
Aon PLC, Class A	448	120,817

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Apollo Global Management, Inc.	1,507	$73,059
Arch Capital Group Ltd. (a)	3,024	137,562
Ares Management Corp., Class A	1,307	74,316
Arthur J. Gallagher & Co.	1,029	167,768
Bank of America Corp.	2,761	85,950
Berkshire Hathaway, Inc., Class B (a)	656	179,101
BlackRock, Inc.	188	114,500
Blackstone, Inc.	665	60,668
Brown & Brown, Inc.	2,226	129,865
Capital One Financial Corp.	658	68,557
Cboe Global Markets, Inc.	1,189	134,583
Chubb Ltd.	711	139,768
Cincinnati Financial Corp.	1,015	120,765
Citigroup, Inc.	2,194	100,902
Citizens Financial Group, Inc.	1,927	68,775
CME Group, Inc.	723	147,998
CNA Financial Corp.	3,093	138,876
Coinbase Global, Inc., Class A (a) (c)	274	12,883
Comerica, Inc.	1,019	74,774
Discover Financial Services	782	73,962
East West Bancorp, Inc.	1,099	71,215
Everest Re Group Ltd.	447	125,285
FactSet Research Systems, Inc.	414	159,212
Fidelity National Financial, Inc.	2,808	103,784
Fifth Third Bancorp	2,189	73,550
First Citizens BancShares, Inc., Class A	116	75,838
First Republic Bank	648	93,442
Franklin Resources, Inc.	3,151	73,450
Huntington Bancshares, Inc.	6,567	79,001
Interactive Brokers Group, Inc.	1,723	94,782
Intercontinental Exchange, Inc.	1,485	139,649
JPMorgan Chase & Co.	954	107,430
KeyCorp	4,353	75,002
KKR & Co., Inc.	1,597	73,925
Lincoln National Corp.	1,252	58,556
Loews Corp.	2,416	143,172
LPL Financial Holdings, Inc.	544	100,357
M&T Bank Corp.	543	86,549
Markel Corp. (a)	123	159,070
MarketAxess Holdings, Inc.	296	75,779
Marsh & McLennan Cos., Inc.	1,148	178,227
MetLife, Inc.	1,848	116,036
Moody's Corp.	434	118,035
Morgan Stanley	1,256	95,531
Morningstar, Inc.	431	104,229
MSCI, Inc.	222	91,497
Nasdaq, Inc.	896	136,676
Northern Trust Corp.	972	93,779
Principal Financial Group, Inc.	1,614	107,799
Prudential Financial, Inc.	1,102	105,439

See notes to financial statements.

14

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Raymond James Financial, Inc.	1,079	$96,473
Regions Financial Corp.	3,997	74,944
Rocket Cos., Inc., Class A (c)	6,424	47,281
S&P Global, Inc.	389	131,116
Signature Bank	233	41,756
State Street Corp.	1,134	69,911
SVB Financial Group (a)	131	51,744
Synchrony Financial	2,287	63,167
T. Rowe Price Group, Inc.	792	89,979
The Allstate Corp.	1,189	150,682
The Bank of New York Mellon Corp.	2,145	89,468
The Carlyle Group, Inc.	1,983	62,782
The Charles Schwab Corp.	1,270	80,239
The Goldman Sachs Group, Inc.	356	105,739
The Hartford Financial Services Group Inc.	2,040	133,477
The PNC Financial Services Group, Inc.	636	100,342
The Progressive Corp.	1,585	184,288
The Travelers Cos., Inc.	868	146,805
Tradeweb Markets, Inc., Class A	1,683	114,865
Truist Financial Corp.	1,773	84,093
U.S. Bancorp	2,112	97,194
Upstart Holdings, Inc. (a) (c)	197	6,229
W.R. Berkley Corp.	2,400	163,824
Webster Financial Corp.	1,515	63,857
Wells Fargo & Co.	1,833	71,799
Zions Bancorp NA	1,324	67,392
		8,340,310
Health Care (14.4%):
Abbott Laboratories	1,362	147,981
AbbVie, Inc.	1,170	179,197
ABIOMED, Inc. (a)	265	65,590
Agilent Technologies, Inc.	1,060	125,896
Align Technology, Inc. (a)	166	39,287
AmerisourceBergen Corp.	1,152	162,985
Amgen, Inc.	672	163,498
Avantor, Inc. (a)	3,147	97,872
Baxter International, Inc.	1,973	126,726
Becton Dickinson & Co.	623	153,588
Biogen, Inc. (a)	478	97,483
Bio-Rad Laboratories, Inc., Class A (a)	183	90,585
Bio-Techne Corp.	237	82,154
Boston Scientific Corp. (a)	3,019	112,518
Bristol-Myers Squibb Co.	2,553	196,581
Bruker Corp.	1,597	100,228
Cardinal Health, Inc.	2,151	112,433
Catalent, Inc. (a)	1,054	113,084
Centene Corp. (a)	1,304	110,331
Charles River Laboratories International, Inc. (a)	357	76,387
Cigna Corp.	498	131,233
CVS Health Corp.	1,443	133,708

See notes to financial statements.

15

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Danaher Corp.	483	$122,450
DaVita, Inc. (a)	1,011	80,840
DENTSPLY SIRONA, Inc.	2,194	78,392
Dexcom, Inc. (a)	727	54,183
Edwards Lifesciences Corp. (a)	1,043	99,179
Elevance Health, Inc.	282	136,088
Eli Lilly & Co.	463	150,119
Embecta Corp. (a)	125	3,165
Gilead Sciences, Inc. (b)	3,173	196,123
HCA Healthcare, Inc.	434	72,938
Henry Schein, Inc. (a)	1,550	118,947
Hologic, Inc. (a)	1,974	136,798
Horizon Therapeutics PLC (a)	1,274	101,614
Humana, Inc.	226	105,784
IDEXX Laboratories, Inc. (a)	201	70,497
Illumina, Inc. (a)	260	47,934
Incyte Corp. (a)	1,668	126,718
Insulet Corp. (a)	278	60,587
Intuitive Surgical, Inc. (a)	388	77,875
IQVIA Holdings, Inc. (a)	572	124,118
Johnson & Johnson (b)	1,284	227,923
Laboratory Corp. of America Holdings	526	123,273
McKesson Corp.	579	188,876
Medtronic PLC	1,448	129,958
Merck & Co., Inc.	1,651	150,522
Mettler-Toledo International, Inc. (a)	92	105,687
Moderna, Inc. (a)	241	34,427
Molina Healthcare, Inc. (a)	349	97,584
PerkinElmer, Inc.	675	95,999
Pfizer, Inc.	2,166	113,563
Quest Diagnostics, Inc.	1,106	147,076
Regeneron Pharmaceuticals, Inc. (a)	200	118,226
Repligen Corp. (a)	358	58,139
ResMed, Inc.	528	110,685
STERIS PLC	587	121,010
Stryker Corp.	537	106,825
Teleflex, Inc.	301	74,001
The Cooper Cos., Inc.	339	106,148
Thermo Fisher Scientific, Inc.	266	144,512
UnitedHealth Group, Inc.	329	168,984
Universal Health Services, Inc., Class B	810	81,575
Veeva Systems, Inc., Class A (a)	449	88,920
Vertex Pharmaceuticals, Inc. (a)	572	161,184
Waters Corp. (a)	444	146,955
West Pharmaceutical Services, Inc.	287	86,780
Zimmer Biomet Holdings, Inc.	851	89,406
Zoetis, Inc.	818	140,606
		7,802,538

See notes to financial statements.

16

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (15.9%):
3M Co.	1,109	$143,516
A O Smith Corp.	1,788	97,768
AMERCO, Inc.	222	106,167
AMETEK, Inc.	1,292	141,978
Booz Allen Hamilton Holding Corp.	1,526	137,889
Builders FirstSource, Inc. (a)	1,144	61,433
C.H. Robinson Worldwide, Inc.	1,322	134,011
Carlisle Cos., Inc.	620	147,938
Carrier Global Corp.	2,658	94,784
Caterpillar, Inc.	663	118,518
Cintas Corp.	383	143,062
Copart, Inc. (a)	1,001	108,769
CoStar Group, Inc. (a) (b)	1,427	86,205
CSX Corp.	4,234	123,040
Cummins, Inc.	716	138,567
Deere & Co.	306	91,638
Delta Air Lines, Inc. (a)	2,064	59,794
Dover Corp.	973	118,044
Eaton Corp. PLC	913	115,029
Emerson Electric Co.	1,444	114,856
Equifax, Inc.	512	93,583
Expeditors International of Washington, Inc.	1,315	128,160
Fastenal Co.	3,084	153,953
FedEx Corp.	582	131,945
Fortive Corp.	2,299	125,020
Fortune Brands Home & Security, Inc.	1,370	82,036
Generac Holdings, Inc. (a)	229	48,223
General Dynamics Corp.	795	175,894
Graco, Inc.	2,156	128,088
HEICO Corp.	887	116,303
Honeywell International, Inc.	799	138,874
Howmet Aerospace, Inc.	2,748	86,425
IDEX Corp.	776	140,945
Illinois Tool Works, Inc.	821	149,627
Ingersoll Rand, Inc. (b)	2,424	102,002
J.B. Hunt Transport Services, Inc.	599	94,325
Jacobs Engineering Group, Inc.	1,059	134,631
Johnson Controls International PLC	2,188	104,761
L3Harris Technologies, Inc.	524	126,651
Leidos Holdings, Inc.	1,131	113,903
Lockheed Martin Corp.	328	141,027
Masco Corp.	2,576	130,346
Nordson Corp.	627	126,930
Norfolk Southern Corp.	543	123,418
Northrop Grumman Corp.	300	143,571
Old Dominion Freight Line, Inc.	378	96,874
Otis Worldwide Corp.	1,907	134,768
PACCAR, Inc.	1,595	131,332
Parker-Hannifin Corp.	417	102,603
Quanta Services, Inc.	813	101,901

See notes to financial statements.

17

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Raytheon Technologies Corp.	1,412	$135,707
Regal Rexnord Corp.	654	74,242
Republic Services, Inc. (b)	1,435	187,798
Robert Half International, Inc.	1,107	82,903
Rockwell Automation, Inc.	519	103,442
Rollins, Inc.	3,601	125,747
Roper Technologies, Inc.	374	147,599
Snap-on, Inc.	615	121,173
Southwest Airlines Co. (a)	2,216	80,042
Stanley Black & Decker, Inc.	752	78,855
Textron, Inc.	1,542	94,170
Trane Technologies PLC	854	110,909
TransDigm Group, Inc. (a)	167	89,624
TransUnion	1,339	107,107
Trex Co., Inc. (a)	837	45,550
Union Pacific Corp.	676	144,177
United Parcel Service, Inc., Class B	545	99,484
United Rentals, Inc. (a)	287	69,715
Verisk Analytics, Inc.	921	159,416
W.W. Grainger, Inc.	307	139,510
Waste Management, Inc.	1,403	214,631
Watsco, Inc.	525	125,380
Westinghouse Air Brake Technologies Corp.	1,313	107,771
Xylem, Inc.	1,342	104,918
		8,640,995
Information Technology (13.8%):
Accenture PLC, Class A	423	117,446
Adobe, Inc. (a)	200	73,212
Advanced Micro Devices, Inc. (a)	515	39,382
Akamai Technologies, Inc. (a)	1,317	120,282
Amphenol Corp., Class A	2,064	132,880
Analog Devices, Inc.	734	107,230
ANSYS, Inc. (a)	336	80,402
Apple, Inc.	813	111,153
Applied Materials, Inc.	595	54,133
AppLovin Corp., Class A (a) (c)	813	28,000
Arista Networks, Inc. (a)	687	64,399
Autodesk, Inc. (a)	387	66,549
Automatic Data Processing, Inc.	746	156,690
Bentley Systems, Inc., Class B	2,313	77,023
Block, Inc. (a) (b)	396	24,338
Broadcom, Inc.	200	97,162
Broadridge Financial Solutions, Inc.	983	140,127
Cadence Design Systems, Inc. (a)	634	95,119
CDW Corp.	728	114,704
Cisco Systems, Inc.	2,772	118,198
Cognex Corp.	1,385	58,890
Cognizant Technology Solutions Corp., Class A	1,703	114,936
Corning, Inc.	2,967	93,490
Dell Technologies, Inc., Class C	2,381	110,026

See notes to financial statements.

18

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Dynatrace, Inc. (a)	1,573	$62,039
Enphase Energy, Inc. (a)	289	56,424
Entegris, Inc.	648	59,700
EPAM Systems, Inc. (a)	219	64,557
F5, Inc. (a)	569	87,080
Fair Isaac Corp. (a)	197	78,977
Fidelity National Information Services, Inc.	1,048	96,070
Fiserv, Inc. (a)	1,158	103,027
FleetCor Technologies, Inc. (a)	481	101,063
Fortinet, Inc. (a)	1,070	60,541
Gartner, Inc. (a)	361	87,301
Global Payments, Inc.	680	75,235
GoDaddy, Inc., Class A (a)	1,038	72,203
Hewlett Packard Enterprise Co.	7,160	94,942
HP, Inc.	3,077	100,864
Intel Corp.	2,397	89,672
International Business Machines Corp.	1,197	169,005
Intuit, Inc.	205	79,015
Jack Henry & Associates, Inc.	815	146,716
Juniper Networks, Inc.	3,772	107,502
Keysight Technologies, Inc. (a)	830	114,416
KLA Corp.	229	73,069
Lam Research Corp.	151	64,349
Mastercard, Inc., Class A	288	90,858
Microchip Technology, Inc.	1,275	74,052
Micron Technology, Inc.	971	53,677
Microsoft Corp. (b)	466	119,683
Monolithic Power Systems, Inc.	177	67,975
Motorola Solutions, Inc.	631	132,258
NetApp, Inc.	1,560	101,774
NortonLifeLock, Inc.	4,003	87,906
NVIDIA Corp.	263	39,868
NXP Semiconductors NV	452	66,910
ON Semiconductor Corp. (a)	1,024	51,518
Oracle Corp.	1,366	95,442
Paychex, Inc.	1,325	150,878
Paycom Software, Inc. (a)	240	67,229
Paylocity Holding Corp. (a)	358	62,442
PayPal Holdings, Inc. (a)	620	43,301
PTC, Inc. (a)	895	95,174
Qorvo, Inc. (a)	654	61,685
QUALCOMM, Inc.	510	65,147
Salesforce, Inc. (a)	448	73,938
ServiceNow, Inc. (a) (b)	141	67,048
Skyworks Solutions, Inc.	756	70,036
SS&C Technologies Holdings, Inc.	2,119	123,050
Synopsys, Inc. (a)	310	94,147
TE Connectivity Ltd.	891	100,817
Teledyne Technologies, Inc. (a)	348	130,538
Teradyne, Inc.	591	52,924
Texas Instruments, Inc.	758	116,467

See notes to financial statements.

19

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	506	$21,196
Trimble, Inc. (a)	1,631	94,973
Tyler Technologies, Inc. (a)	248	82,455
Ubiquiti, Inc. (c)	321	79,675
VeriSign, Inc. (a)	697	116,629
Visa, Inc., Class A	542	106,714
VMware, Inc., Class A	936	106,685
Western Digital Corp. (a)	1,623	72,759
Workday, Inc., Class A (a)	450	62,811
Zebra Technologies Corp. (a)	257	75,545
Zoom Video Communications, Inc., Class A (a)	483	52,150
		7,467,872
Materials (5.7%):
Air Products and Chemicals, Inc.	666	160,160
Albemarle Corp.	355	74,188
Alcoa Corp.	719	32,772
Avery Dennison Corp.	770	124,640
Ball Corp.	1,462	100,542
Celanese Corp.	858	100,909
CF Industries Holdings, Inc.	971	83,244
Cleveland-Cliffs, Inc. (a)	2,519	38,717
Corteva, Inc.	2,391	129,449
Dow, Inc.	2,112	109,000
DuPont de Nemours, Inc.	1,508	83,815
Eastman Chemical Co.	965	86,628
Ecolab, Inc.	823	126,544
FMC Corp.	932	99,733
Freeport-McMoRan, Inc.	1,509	44,153
International Flavors & Fragrances, Inc.	1,020	121,502
International Paper Co.	3,295	137,830
LyondellBasell Industries NV, Class A	1,223	106,964
Martin Marietta Materials, Inc.	319	95,458
Newmont Corp.	1,697	101,260
Nucor Corp.	548	57,217
Packaging Corp. of America	955	131,313
PPG Industries, Inc.	1,063	121,543
Reliance Steel & Aluminum Co.	586	99,538
RPM International, Inc.	1,864	146,734
Steel Dynamics, Inc.	1,096	72,500
The Mosaic Co.	1,473	69,570
The Sherwin-Williams Co.	619	138,600
Vulcan Materials Co.	682	96,912
Westlake Corp.	870	85,277
Westrock Co.	2,431	96,851
		3,073,563
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	1,175	86,491
Jones Lang LaSalle, Inc. (a)	401	70,119
		156,610

See notes to financial statements.

20

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (8.5%):
Alliant Energy Corp.	2,993	$175,420
Ameren Corp.	2,174	196,443
American Electric Power Co., Inc. (b)	2,202	211,260
American Water Works Co., Inc.	1,040	154,721
Atmos Energy Corp.	1,544	173,082
CenterPoint Energy, Inc.	6,189	183,071
CMS Energy Corp.	2,941	198,517
Consolidated Edison, Inc. (b)	2,052	195,145
Dominion Energy, Inc.	2,187	174,544
DTE Energy Co.	1,641	207,997
Duke Energy Corp. (b)	1,948	208,845
Edison International	2,590	163,792
Entergy Corp.	1,449	163,215
Essential Utilities, Inc.	3,381	155,019
Evergy, Inc. (b)	3,022	197,185
Eversource Energy (b)	2,023	170,883
Exelon Corp.	4,471	202,626
FirstEnergy Corp.	4,233	162,505
NextEra Energy, Inc. (b)	1,717	132,999
NiSource, Inc.	6,440	189,916
PPL Corp.	7,086	192,243
Sempra Energy	1,150	172,810
The Southern Co. (b)	3,086	220,063
WEC Energy Group, Inc. (b)	1,935	194,738
Xcel Energy, Inc. (b)	2,643	187,019
		4,584,058
Total Common Stocks (Cost $52,404,060)		53,970,291
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 1.34% (d)	242,405	242,405
Total Investment Companies (Cost $242,405)		242,405
Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	1,959	1,959
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	978	978
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	12,194	12,194
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	7,796	7,796
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	5,199	5,199
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	35,051	35,051
Total Collateral for Securities Loaned (Cost $63,177)		63,177
Total Investments (Cost $52,709,642) — 100.2%		54,275,873
Liabilities in excess of other assets — (0.2)%		(114,951)
NET ASSETS — 100.00%		$54,160,922

See notes to financial statements.

21

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2022

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	9/16/22	$370,758	$378,950	$8,192
Total unrealized appreciation					$8,192
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$8,192

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (86.5%)
Australia (1.1%):
Communication Services (0.3%):
Telstra Corp. Ltd.	4,692,613	$12,478,543
Financials (0.4%):
Australia & New Zealand Banking Group Ltd.	716,454	10,909,697
Westpac Banking Corp.	718,429	9,688,686
		20,598,383
Materials (0.4%):
BHP Group Ltd.	261,364	7,482,146
Fortescue Metals Group Ltd.	437,494	5,259,599
Rio Tinto Ltd.	96,307	6,868,915
		19,610,660
		52,687,586
Austria (0.1%):
Energy (0.1%):
OMV AG	150,186	7,062,355
Brazil (2.0%):
Consumer Discretionary (0.1%):
Vibra Energia SA	1,905,763	6,085,593
Consumer Staples (0.5%):
Ambev SA	3,554,100	9,101,061
Atacadao SA	2,566,600	8,176,197
JBS SA	1,302,200	7,861,128
		25,138,386
Energy (0.1%):
Petroleo Brasileiro SA, Preference Shares	1,294,800	6,910,846
Financials (0.6%):
B3 SA — Brasil Bolsa Balcao	2,543,500	5,327,210
Banco do Brasil SA	1,538,700	9,815,171
BB Seguridade Participacoes SA	2,435,200	12,080,833
		27,223,214
Materials (0.3%):
Cia Siderurgica Nacional SA	1,258,900	3,714,463
CSN Mineracao SA	5,385,141	3,972,299
Vale SA	444,000	6,495,947
		14,182,709
Utilities (0.4%):
Centrais Eletricas Brasileiras SA	1,149,000	10,144,241
CPFL Energia SA	1,918,400	11,320,720
		21,464,961
		101,005,709

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Canada (3.2%):
Communication Services (0.9%):
BCE, Inc. (a)	498,743	$24,518,624
TELUS Corp. (a) (b)	955,113	21,276,682
		45,795,306
Consumer Discretionary (0.2%):
Restaurant Brands International, Inc. (b)	206,161	10,343,291
Energy (0.9%):
Enbridge, Inc.	371,463	15,689,766
Pembina Pipeline Corp. (b)	403,152	14,252,848
TC Energy Corp.	276,401	14,320,450
		44,263,064
Financials (0.7%):
Great-West Lifeco, Inc.	694,627	16,963,580
Power Corp. of Canada	634,084	16,317,686
		33,281,266
Utilities (0.5%):
Emera, Inc.	530,997	24,878,880
		158,561,807
Chile (0.4%):
Energy (0.1%):
Empresas COPEC SA	883,030	6,517,786
Industrials (0.2%):
Cia Sud Americana de Vapores SA	79,932,165	7,145,266
Materials (0.1%):
Empresas CMPC SA	3,931,259	6,536,382
		20,199,434
China (4.2%):
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	24,136,000	10,875,956
China Shenhua Energy Co. Ltd., Class H	2,695,500	7,731,650
		18,607,606
Financials (3.0%):
Agricultural Bank of China Ltd., Class H (a) (c)	50,593,000	19,127,461
Bank of China Ltd., Class H (a) (c)	60,750,000	24,274,580
Bank of Communications Co. Ltd., Class H	20,551,000	14,245,288
China CITIC Bank Corp. Ltd., Class H	33,673,000	15,083,018
China Everbright Bank Co. Ltd., Class H	36,964,000	11,980,167
China Merchants Securities Co. Ltd., Class H (d)	7,646,400	8,305,173
China Minsheng Banking Corp. Ltd., Class H (b)	27,678,500	9,881,720
Industrial & Commercial Bank of China Ltd., Class H	29,683,000	17,710,784
New China Life Insurance Co. Ltd., Class H	3,933,700	11,070,734
The People's Insurance Co. Group of China Ltd., Class H	50,615,000	15,497,923
		147,176,848

See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Health Care (0.2%):
Sinopharm Group Co. Ltd., Class H	3,905,600	$9,456,217
Industrials (0.1%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	9,832,200	5,262,846
Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (d)	36,820,000	12,303,074
Materials (0.1%):
China Hongqiao Group Ltd.	4,115,500	4,636,411
Real Estate (0.2%):
China Vanke Co. Ltd., Class H	2,825,400	7,113,910
Country Garden Holdings Co. Ltd.	8,188,000	5,110,111
		12,224,021
		209,667,023
Colombia (0.2%):
Utilities (0.2%):
Interconexion Electrica SA ESP	1,720,774	8,516,688
Finland (0.3%):
Materials (0.2%):
UPM-Kymmene Oyj	301,571	9,245,844
Utilities (0.1%):
Fortum Oyj	411,596	6,220,331
		15,466,175
France (1.5%):
Communication Services (0.4%):
Orange SA (b)	1,353,767	15,949,940
Vivendi SE	237,043	2,418,654
		18,368,594
Energy (0.2%):
TotalEnergies SE (b)	190,046	10,002,020
Financials (0.6%):
Amundi SA (d)	148,394	8,168,976
AXA SA	409,420	9,350,452
BNP Paribas SA	136,827	6,543,773
Credit Agricole SA (b)	759,017	6,996,356
		31,059,557
Industrials (0.2%):
Bouygues SA	376,202	11,609,264
Utilities (0.1%):
Electricite de France SA	705,712	5,795,785
		76,835,220
Germany (1.3%):
Communication Services (0.2%):
Deutsche Telekom AG	600,497	11,941,739

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (0.2%):
Allianz SE, Registered Shares	48,978	$9,388,249
Health Care (0.2%):
Bayer AG, Registered Shares	183,171	10,936,754
Materials (0.5%):
BASF SE	160,874	7,037,596
Evonik Industries AG	456,183	9,781,988
HeidelbergCement AG	145,434	7,020,742
		23,840,326
Utilities (0.2%):
E.ON SE	957,442	8,063,457
		64,170,525
Hong Kong (2.2%):
Industrials (0.4%):
CK Hutchison Holdings Ltd.	1,920,000	13,025,614
SITC International Holdings Co. Ltd.	1,144,000	3,253,824
Xinyi Glass Holdings Ltd.	1,739,000	4,195,909
		20,475,347
Real Estate (0.6%):
CK Asset Holdings Ltd.	1,643,000	11,674,334
Henderson Land Development Co. Ltd.	2,270,000	8,531,729
Sun Hung Kai Properties Ltd.	1,030,000	12,195,575
		32,401,638
Utilities (1.2%):
China Gas Holdings Ltd.	3,920,400	6,069,410
CK Infrastructure Holdings Ltd.	2,367,500	14,543,767
CLP Holdings Ltd.	2,391,500	19,874,546
Power Assets Holdings Ltd. (a)	2,970,000	18,711,218
		59,198,941
		112,075,926
India (1.7%):
Communication Services (0.1%):
Indus Towers Ltd.	2,296,365	6,104,371
Consumer Discretionary (0.3%):
Bajaj Auto Ltd.	295,819	13,934,245
Consumer Staples (0.3%):
ITC Ltd.	4,073,254	14,151,985
Energy (0.3%):
Bharat Petroleum Corp. Ltd.	2,486,993	9,745,921
Hindustan Petroleum Corp. Ltd.	2,406,329	6,644,128
		16,390,049
See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (0.3%):
Ambuja Cements Ltd.	2,383,355	$10,991,548
Vedanta Ltd.	1,217,901	3,449,545
		14,441,093
Utilities (0.4%):
NTPC Ltd.	5,990,579	10,855,656
Power Grid Corp. of India Ltd.	3,859,769	10,388,343
		21,243,999
		86,265,742
Indonesia (0.8%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	36,513,600	9,824,353
Consumer Staples (0.5%):
PT Gudang Garam Tbk	4,323,300	9,053,001
PT Indofood Sukses Makmur Tbk	28,729,000	13,610,248
		22,663,249
Energy (0.1%):
PT Adaro Energy Indonesia Tbk	38,015,300	7,322,349
		39,809,951
Italy (1.4%):
Energy (0.2%):
Eni SpA	676,168	8,018,661
Financials (0.5%):
Assicurazioni Generali SpA	696,252	11,119,490
Intesa Sanpaolo SpA (b)	3,384,735	6,333,531
Poste Italiane SpA (d)	933,897	8,736,743
		26,189,764
Utilities (0.7%):
Enel SpA	1,401,993	7,687,746
Snam SpA	2,592,401	13,598,754
Terna — Rete Elettrica Nazionale (b)	1,545,106	12,146,253
		33,432,753
		67,641,178
Japan (2.6%):
Communication Services (0.3%):
Softbank Corp.	1,252,500	13,907,982
Consumer Discretionary (0.5%):
Aisin Corp.	219,700	6,800,929
Honda Motor Co. Ltd.	304,200	7,335,679
Sekisui House Ltd.	548,300	9,627,020
		23,763,628
Consumer Staples (0.3%):
Japan Tobacco, Inc. (b)	741,300	12,847,724

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Energy (0.3%):
ENEOS Holdings, Inc.	2,926,900	$11,014,944
Inpex Corp.	587,800	6,302,312
		17,317,256
Financials (0.4%):
Mizuho Financial Group, Inc.	939,400	10,696,569
Sumitomo Mitsui Financial Group, Inc.	322,200	9,578,838
		20,275,407
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	436,500	12,262,373
Industrials (0.3%):
Marubeni Corp.	789,300	7,082,315
Sumitomo Corp.	687,700	9,349,593
		16,431,908
Information Technology (0.2%):
Canon, Inc. (b)	386,200	8,753,116
Materials (0.1%):
Nippon Steel Corp.	357,000	4,996,990
		130,556,384
Korea, Republic Of (1.0%):
Consumer Discretionary (0.2%):
Kia Corp.	146,626	8,753,476
Financials (0.5%):
Hana Financial Group, Inc.	216,922	6,594,594
KB Financial Group, Inc.	181,256	6,770,265
Shinhan Financial Group Co. Ltd.	339,773	9,745,065
		23,109,924
Industrials (0.2%):
Samsung C&T Corp.	107,634	10,249,602
Materials (0.1%):
POSCO Holdings, Inc.	31,925	5,694,729
		47,807,731
Malaysia (2.5%):
Consumer Staples (0.2%):
Kuala Lumpur Kepong Bhd	1,758,800	8,754,209
Financials (1.3%):
Malayan Banking Bhd (a)	13,783,100	26,871,751
Public Bank Bhd	21,710,300	21,543,198
RHB Bank Bhd	12,088,300	15,722,354
		64,137,303

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Health Care (0.1%):
Hartalega Holdings Bhd	5,901,600	$4,100,411
Top Glove Corp. Bhd	10,239,600	2,420,802
		6,521,213
Industrials (0.6%):
MISC Bhd	9,073,300	14,624,230
Sime Darby Bhd	26,225,200	12,693,008
		27,317,238
Utilities (0.3%):
Tenaga Nasional Bhd	9,454,800	17,123,206
		123,853,169
Mexico (1.0%):
Consumer Staples (0.6%):
Arca Continental SAB de CV	2,877,699	18,965,755
Kimberly-Clark de Mexico SAB de CV, Class A	8,817,353	11,942,486
		30,908,241
Materials (0.4%):
Grupo Mexico SAB de CV, Class B	1,753,923	7,264,538
Orbia Advance Corp. SAB de CV	4,530,199	10,604,204
		17,868,742
		48,776,983
Netherlands (0.7%):
Communication Services (0.3%):
Koninklijke KPN NV	4,271,429	15,196,136
Consumer Staples (0.0%): (e)
X5 Retail Group NV, GDR (f) (h) (i) (j)	201,753	15,821
Financials (0.2%):
NN Group NV	229,866	10,409,811
Materials (0.2%):
LyondellBasell Industries NV, Class A	100,899	8,824,627
		34,446,395
Norway (0.5%):
Communication Services (0.3%):
Telenor ASA (b)	931,447	12,452,703
Energy (0.1%):
Aker BP ASA	154,169	5,341,703
Materials (0.1%):
Yara International ASA	162,547	6,813,930
		24,608,336

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Philippines (0.3%):
Communication Services (0.3%):
Globe Telecom, Inc.	124,985	$5,159,597
PLDT, Inc.	276,780	8,455,166
		13,614,763
Poland (0.6%):
Communication Services (0.2%):
Cyfrowy Polsat SA	1,833,154	8,688,756
Consumer Discretionary (0.1%):
LPP SA	2,482	5,017,369
Energy (0.1%):
Polski Koncern Naftowy ORLEN SA	487,591	7,491,581
Financials (0.2%):
Powszechny Zaklad Ubezpieczen SA	1,391,391	9,333,737
		30,531,443
Portugal (0.2%):
Utilities (0.2%):
EDP — Energias de Portugal SA	1,942,160	9,049,829
Romania (0.3%):
Real Estate (0.3%):
NEPI Rockcastle S.A.	2,492,303	13,297,632
Russian Federation (0.0%): (e)
Communication Services (0.0%):
Mobile TeleSystems PJSC (f) (h)	2,330,210	101,407
Rostelecom PJSC (a) (f) (h) (i) (j)	6,752,730	88,786
		190,193
Consumer Staples (0.0%):
Magnit PJSC (f) (h)	93,217	1,542
Energy (0.0%):
Tatneft PJSC (f) (h)	827,565	57,872
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (c) (f) (h)	2,604,790	48,119
Materials (0.0%):
Magnitogorsk Iron & Steel Works PJSC (f) (h)	4,673,660	41,847
MMC Norilsk Nickel PJSC (f) (h)	14,877	55,483
Novolipetsk Steel PJSC (f) (h)	1,477,080	51,288
Polyus PJSC (f) (h)	34,403	70,870
Severstal PAO (f) (h) (i) (j)	223,944	58,474
		277,962

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (0.0%):
Inter RAO UES PJSC (f) (h)	128,274,200	$67,700
RusHydro PJSC (f) (h) (i) (j)	694,437,000	90,020
		157,720
		733,408
South Africa (1.2%):
Communication Services (0.4%):
MultiChoice Group	1,251,225	8,901,878
Vodacom Group Ltd. (b)	1,464,890	11,868,191
		20,770,069
Energy (0.2%):
Exxaro Resources Ltd.	640,607	7,786,736
Financials (0.2%):
Sanlam Ltd.	3,017,029	9,810,585
Materials (0.4%):
African Rainbow Minerals Ltd.	395,145	5,214,993
Anglo American Platinum Ltd.	39,722	3,467,485
Impala Platinum Holdings Ltd.	293,379	3,256,387
Kumba Iron Ore Ltd.	154,072	4,997,201
Sibanye Stillwater Ltd.	1,299,870	3,229,694
		20,165,760
		58,533,150
Spain (1.1%):
Communication Services (0.2%):
Telefonica SA	2,230,117	11,384,320
Energy (0.2%):
Repsol SA	685,865	10,109,585
Utilities (0.7%):
Endesa SA (b)	438,283	8,290,001
Naturgy Energy Group SA	362,314	10,467,815
Red Electrica Corp. SA (b)	664,579	12,578,409
		31,336,225
		52,830,130
Sweden (0.5%):
Communication Services (0.3%):
Telia Co. AB	4,071,743	15,636,259
Energy (0.0%): (e)
Orron Energy AB (b)	162,116	110,292
Financials (0.2%):
Swedbank AB, Class A	736,700	9,348,339
		25,094,890

See notes to financial statements.

31

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Switzerland (1.3%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	27,065	$14,972,561
Financials (0.5%):
Swiss Re AG	134,036	10,405,240
Zurich Insurance Group AG	32,474	14,163,274
		24,568,514
Health Care (0.3%):
Novartis AG, Registered Shares	176,325	14,951,294
Materials (0.2%):
Holcim AG	231,222	9,918,568
		64,410,937
Taiwan (4.1%):
Communication Services (0.6%):
Far EasTone Telecommunications Co. Ltd.	10,669,000	30,027,238
Financials (0.2%):
Yuanta Financial Holding Co. Ltd.	18,065,000	11,965,309
Industrials (0.4%):
Far Eastern New Century Corp.	16,831,000	18,017,633
Information Technology (2.3%):
Asustek Computer, Inc.	1,067,000	11,159,764
Catcher Technology Co. Ltd.	2,504,000	13,969,244
Compal Electronics, Inc. (a)	25,577,000	19,583,740
Largan Precision Co. Ltd.	116,000	6,741,486
Lite-On Technology Corp.	5,056,000	9,840,015
Pegatron Corp.	8,496,000	16,291,323
Quanta Computer, Inc. (a)	4,360,000	11,696,969
Synnex Technology International Corp.	5,815,000	10,410,291
WPG Holdings Ltd. (a)	6,521,000	12,100,719
		111,793,551
Materials (0.6%):
Asia Cement Corp.	9,997,000	14,744,844
Taiwan Cement Corp. (a)	11,159,000	14,850,537
		29,595,381
		201,399,112
Thailand (1.5%):
Communication Services (0.2%):
Total Access Communication PCL	5,353,300	6,749,947
Consumer Staples (0.3%):
Charoen Pokphand Foods PCL	19,070,600	14,049,881
Energy (0.2%):
PTT PCL	11,952,600	11,509,723

See notes to financial statements.

32

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (0.5%):
PTT Global Chemical PCL	7,573,200	$9,776,897
The Siam Cement PCL	1,573,100	16,670,957
		26,447,854
Real Estate (0.3%):
Land & Houses PCL	57,985,300	13,702,917
		72,460,322
Turkey (0.3%):
Industrials (0.2%):
Enka Insaat ve Sanayi A/S (b)	8,444,206	8,707,685
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS (b)	2,884,393	4,695,686
		13,403,371
United Kingdom (2.3%):
Consumer Staples (0.7%):
British American Tobacco PLC	291,166	12,478,495
Imperial Brands PLC	548,600	12,279,820
Unilever PLC	215,762	9,832,715
		34,591,030
Energy (0.1%):
BP PLC	1,563,137	7,338,453
Financials (0.5%):
Admiral Group PLC	289,308	7,919,950
Aviva PLC	1,972,057	9,658,017
Legal & General Group PLC	2,644,301	7,729,495
		25,307,462
Health Care (0.3%):
GSK PLC (a)	664,089	14,309,746
Materials (0.2%):
Anglo American PLC	117,687	4,206,426
Evraz PLC (a) (f) (h) (i) (j)	753,373	669,355
Rio Tinto PLC	99,392	5,941,303
		10,817,084
Utilities (0.5%):
National Grid PLC	1,015,714	13,050,655
SSE PLC	497,340	9,813,502
		22,864,157
		115,227,932
United States (44.1%):
Communication Services (1.7%):
AT&T, Inc.	490,897	10,289,201
John Wiley & Sons, Inc., Class A	310,682	14,838,172
Lumen Technologies, Inc.	632,620	6,901,884

See notes to financial statements.

33

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Omnicom Group, Inc.	108,143	$6,878,976
Paramount Global, Class B	201,620	4,975,982
Telephone & Data Systems, Inc.	973,263	15,367,823
The Interpublic Group of Cos., Inc.	222,002	6,111,715
Verizon Communications, Inc.	349,210	17,722,408
Warner Bros. Discovery, Inc. (a) (c)	117,820	1,581,144
		84,667,305
Consumer Discretionary (4.2%):
Best Buy Co., Inc.	78,544	5,120,283
Big Lots, Inc. (b)	259,805	5,448,111
Bloomin' Brands, Inc.	66,015	1,097,169
Camping World Holdings, Inc., Class A (b)	372,168	8,035,107
Dana, Inc.	275,118	3,870,910
Darden Restaurants, Inc.	60,240	6,814,349
Ethan Allen Interiors, Inc.	344,560	6,963,558
Franchise Group, Inc.	315,066	11,049,365
Genuine Parts Co.	98,668	13,122,844
Guess?, Inc. (b)	388,670	6,626,823
Hasbro, Inc.	98,908	8,098,587
Jack in the Box, Inc.	232,134	13,013,432
Kontoor Brands, Inc.	285,235	9,518,292
La-Z-Boy, Inc.	550,745	13,058,164
Monro, Inc. (b)	134,632	5,773,020
Movado Group, Inc.	204,763	6,333,320
Oxford Industries, Inc.	74,222	6,586,460
Patrick Industries, Inc.	85,457	4,430,091
Rent-A-Center, Inc.	244,692	4,759,259
Smith & Wesson Brands, Inc.	212,150	2,785,530
Standard Motor Products, Inc.	216,321	9,732,282
Strategic Education, Inc.	182,073	12,850,712
Sturm Ruger & Co., Inc. (a)	226,280	14,402,722
The Aaron's Co., Inc.	224,473	3,266,082
The Buckle, Inc.	294,324	8,149,832
VF Corp.	156,577	6,916,006
Whirlpool Corp. (b)	48,200	7,464,734
Wolverine World Wide, Inc.	275,622	5,556,540
		210,843,584
Consumer Staples (6.4%):
Altria Group, Inc.	250,049	10,444,547
B&G Foods, Inc. (b)	881,837	20,970,084
Campbell Soup Co.	308,531	14,824,915
Conagra Brands, Inc.	381,738	13,070,709
Edgewell Personal Care Co.	180,797	6,241,112
Energizer Holdings, Inc.	787,694	22,331,125
General Mills, Inc.	210,400	15,874,680
Inter Parfums, Inc.	42,958	3,138,511
Kellogg Co.	225,883	16,114,493
Kimberly-Clark Corp.	120,088	16,229,893
Medifast, Inc.	87,594	15,811,593

See notes to financial statements.

34

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Nu Skin Enterprises, Inc., Class A	421,077	$18,232,634
PepsiCo, Inc.	112,862	18,809,581
Philip Morris International, Inc.	132,885	13,121,065
SpartanNash Co.	331,613	10,004,764
The Andersons, Inc.	161,019	5,312,017
The Clorox Co.	60,626	8,547,054
The Coca-Cola Co.	275,544	17,334,473
The J.M. Smucker Co. (b)	100,333	12,843,627
The Kraft Heinz Co.	309,870	11,818,442
Universal Corp.	193,929	11,732,705
Vector Group Ltd.	1,280,745	13,447,823
Walgreens Boots Alliance, Inc.	218,747	8,290,511
Weis Markets, Inc. (a) (b)	141,197	10,524,824
		315,071,182
Energy (2.0%):
Archrock, Inc.	1,386,642	11,467,530
Brigham Minerals, Inc.	275,564	6,787,141
Chevron Corp.	77,259	11,185,558
Exxon Mobil Corp.	119,245	10,212,142
Kinder Morgan, Inc.	638,587	10,702,718
Marathon Petroleum Corp.	107,675	8,851,962
ONEOK, Inc.	137,936	7,655,448
Phillips 66	87,567	7,179,618
The Williams Cos., Inc.	385,339	12,026,430
Valero Energy Corp.	87,310	9,279,307
World Fuel Services Corp. (a)	217,254	4,445,017
		99,792,871
Financials (9.2%):
AMERISAFE, Inc.	49,891	2,594,831
Apollo Global Management, Inc.	124,380	6,029,942
B Riley Financial, Inc. (b)	174,722	7,382,005
Blackstone, Inc.	54,914	5,009,804
Brookline Bancorp, Inc.	162,770	2,166,469
Capitol Federal Financial, Inc.	951,136	8,731,428
Citigroup, Inc.	181,056	8,326,765
Citizens Financial Group, Inc.	158,994	5,674,496
City Holding Co.	47,688	3,809,317
CME Group, Inc.	59,692	12,218,952
CNA Financial Corp.	255,258	11,461,084
Columbia Banking System, Inc. (b)	387,576	11,104,052
Comerica, Inc.	84,126	6,173,166
Eagle Bancorp, Inc.	93,156	4,416,526
Employers Holdings, Inc.	138,647	5,807,923
Federal Agricultural Mortgage Corp., Class C	23,334	2,278,565
Fidelity National Financial, Inc.	231,777	8,566,478
First BanCorp/Puerto Rico	175,341	2,263,652
First Busey Corp.	302,557	6,913,427
First Financial Bancorp	441,131	8,557,941
First Merchants Corp.	139,938	4,984,592

See notes to financial statements.

35

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Franklin Resources, Inc.	260,015	$6,060,950
Fulton Financial Corp.	1,306,381	18,877,205
GCM Grosvenor, Inc., Class A (b)	207,339	1,420,272
Heritage Financial Corp.	311,279	7,831,780
HomeStreet, Inc.	142,040	4,924,527
Hope Bancorp, Inc.	962,331	13,318,661
Horace Mann Educators Corp.	177,631	6,817,478
Huntington Bancshares, Inc.	541,966	6,519,851
International Bancshares Corp.	111,316	4,461,545
JPMorgan Chase & Co.	78,757	8,868,826
Kearny Financial Corp. (b)	226,722	2,518,881
KeyCorp	359,282	6,190,429
Lincoln National Corp.	103,304	4,831,528
MetLife, Inc.	152,509	9,576,040
Morgan Stanley	103,678	7,885,749
Navient Corp.	728,409	10,190,442
NBT Bancorp, Inc.	108,011	4,060,134
Northwest Bancshares, Inc. (a)	1,291,672	16,533,402
Park National Corp. (b)	62,151	7,535,809
Peoples Bancorp, Inc.	55,981	1,489,095
Piper Sandler Cos.	24,470	2,773,919
Premier Financial Corp.	249,724	6,330,503
Principal Financial Group, Inc.	133,226	8,898,165
Provident Financial Services, Inc.	491,943	10,950,651
Prudential Financial, Inc.	90,986	8,705,540
Regions Financial Corp.	329,882	6,185,288
RLI Corp.	60,467	7,049,848
S&T Bancorp, Inc.	256,283	7,029,843
Safety Insurance Group, Inc. (a)	141,644	13,753,632
Sandy Spring Bancorp, Inc.	119,281	4,660,309
Southside Bancshares, Inc. (a)	211,107	7,899,624
State Street Corp.	93,546	5,767,111
Stewart Information Services Corp.	89,360	4,445,660
T. Rowe Price Group, Inc.	65,381	7,427,935
The Allstate Corp.	98,150	12,438,550
Towne Bank	181,580	4,929,897
Truist Financial Corp.	146,359	6,941,807
U.S. Bancorp	174,329	8,022,621
Washington Federal, Inc.	363,226	10,904,045
Washington Trust Bancorp, Inc.	161,679	7,820,413
Webster Financial Corp.	124,991	5,268,371
WesBanco, Inc.	315,337	9,999,336
Westamerica Bancorp	91,335	5,083,706
		457,670,793
Health Care (3.0%):
AbbVie, Inc.	96,579	14,792,040
Amgen, Inc.	55,497	13,502,420
Bristol-Myers Squibb Co.	210,669	16,221,513
Cardinal Health, Inc.	177,533	9,279,650

See notes to financial statements.

36

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Gilead Sciences, Inc. (a)	261,862	$16,185,690
Johnson & Johnson (a)	105,997	18,815,527
Merck & Co., Inc.	136,278	12,424,465
National HealthCare Corp. (a)	137,822	9,633,758
Patterson Cos., Inc. (a)	722,598	21,894,719
Pfizer, Inc.	178,795	9,374,222
Phibro Animal Health Corp., Class A	296,406	5,670,247
		147,794,251
Industrials (4.8%):
3M Co.	91,561	11,848,909
ACCO Brands Corp.	794,833	5,190,259
Boise Cascade Co.	89,658	5,333,754
Brady Corp., Class A	223,659	10,565,651
Cummins, Inc.	59,051	11,428,140
Deluxe Corp.	317,660	6,883,692
Douglas Dynamics, Inc.	206,962	5,948,088
Eagle Bulk Shipping, Inc. (b)	192,476	9,985,655
Genco Shipping & Trading Ltd.	456,292	8,815,561
Global Industrial Co.	156,202	5,274,942
Granite Construction, Inc.	231,847	6,756,022
H&E Equipment Services, Inc.	209,376	6,065,623
Healthcare Services Group (b)	1,175,923	20,472,819
HNI Corp.	274,220	9,512,692
Kaman Corp.	161,563	5,048,844
Kennametal, Inc.	669,689	15,556,875
McGrath RentCorp	106,817	8,118,092
MSC Industrial Direct Co., Inc.	106,059	7,966,092
Mueller Water Products, Inc., Class A	639,086	7,496,479
Pitney Bowes, Inc.	1,236,432	4,475,884
Steelcase, Inc., Class A	1,127,715	12,100,382
The Gorman-Rupp Co.	238,009	6,735,655
The Greenbrier Cos., Inc.	357,915	12,881,361
Trinity Industries, Inc.	713,943	17,291,699
Wabash National Corp.	350,906	4,765,303
Watsco, Inc.	43,333	10,348,787
		236,867,260
Information Technology (2.4%):
American Software, Inc., Class A	268,579	4,340,237
Benchmark Electronics, Inc. (b)	317,271	7,157,634
Broadcom, Inc.	16,490	8,011,007
Cisco Systems, Inc.	228,742	9,753,559
CSG Systems International, Inc.	237,769	14,190,054
Hewlett Packard Enterprise Co.	590,938	7,835,838
Intel Corp.	197,790	7,399,324
InterDigital, Inc.	144,243	8,769,974
International Business Machines Corp.	98,747	13,942,089
NetApp, Inc.	128,729	8,398,280
Progress Software Corp.	227,561	10,308,513

See notes to financial statements.

37

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Texas Instruments, Inc.	62,553	$9,611,268
Vishay Intertechnology, Inc.	646,283	11,516,763
		121,234,540
Materials (2.0%):
Air Products and Chemicals, Inc.	54,994	13,224,957
Dow, Inc.	174,321	8,996,707
Greif, Inc., Class A	264,000	16,468,320
International Paper Co.	271,941	11,375,292
Kronos Worldwide, Inc.	321,820	5,921,488
Newmont Corp.	140,019	8,354,934
Packaging Corp. of America	78,836	10,839,950
Pactiv Evergreen, Inc.	219,965	2,190,851
Schweitzer-Mauduit International, Inc.	328,831	8,260,235
SunCoke Energy, Inc.	1,161,569	7,910,285
Worthington Industries, Inc.	122,154	5,386,991
		98,930,010
Real Estate (0.1%):
The RMR Group, Inc., Class A	160,289	4,544,193
Utilities (8.3%):
ALLETE, Inc.	63,746	3,746,990
Alliant Energy Corp.	247,041	14,479,073
Ameren Corp.	179,405	16,211,036
American Electric Power Co., Inc. (a)	181,761	17,438,150
Avista Corp.	172,414	7,501,733
CMS Energy Corp.	242,738	16,384,815
Consolidated Edison, Inc. (a)	169,316	16,101,952
Dominion Energy, Inc.	180,519	14,407,221
DTE Energy Co.	135,426	17,165,246
Duke Energy Corp. (a)	160,788	17,238,082
Edison International	213,728	13,516,159
Entergy Corp.	119,579	13,469,379
Evergy, Inc. (a)	249,401	16,273,415
Eversource Energy (a)	166,988	14,105,476
Exelon Corp.	368,979	16,722,128
FirstEnergy Corp.	349,310	13,410,011
MGE Energy, Inc.	162,181	12,622,547
New Jersey Resources Corp.	159,530	7,103,871
NiSource, Inc.	531,457	15,672,667
Northwest Natural Holding Co.	353,534	18,772,655
Otter Tail Corp. (a)	203,939	13,690,425
PNM Resources, Inc.	185,409	8,858,842
Portland General Electric Co. (a)	129,780	6,272,267
Sempra Energy	94,910	14,262,126
SJW Group	172,418	10,760,607
South Jersey Industries, Inc.	230,495	7,869,099
Southwest Gas Holdings, Inc.	70,768	6,162,477

See notes to financial statements.

38

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
The Southern Co. (a)	254,705	$18,163,014
Unitil Corp. (a)	193,409	11,356,977
WEC Energy Group, Inc. (a)	159,708	16,073,013
Xcel Energy, Inc. (a)	218,083	15,431,553
		411,243,006
		2,188,658,995
Total Common Stocks (Cost $4,698,518,594)		4,289,260,231
Collateral for Securities Loaned (3.2%)^
United States (3.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (g)	4,826,194	4,826,194
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (g)	2,408,509	2,408,509
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (g)	30,038,960	30,038,960
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (g)	19,204,706	19,204,706
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (g)	12,807,372	12,807,372
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (g)	86,348,104	86,348,104
Total Collateral for Securities Loaned (Cost $155,633,845)		155,633,845
Total Investments (Cost $4,854,152,439) — 89.7%		4,444,894,076
Other assets in excess of liabilities — 10.3%		511,942,897
NET ASSETS — 100.00%		$4,956,836,973

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $37,513,966 and amounted to 0.8% of net assets.

(e)  Amount represents less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Rate disclosed is the daily yield on June 30, 2022.

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(i)  Restricted security that is not registered under the Securities Act of 1933.

See notes to financial statements.

39

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2022

(j)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$4,339,844
Rostelecom PJSC	9/18/2020	8,205,300
RusHydro PJSC	9/18/2020	7,349,117
Severstal PAO	3/17/2017	4,076,024
X5 Retail Group NV, GDR	9/18/2020	5,468,213

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	9,527	9/16/22	$2,365,321,612	$2,196,830,930	$(168,490,682)
Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	6,766	9/16/22	$648,107,469	$628,087,780	$20,019,689
E-Mini MSCI Emerging Markets Index Futures	13,249	9/16/22	679,510,701	664,238,615	15,272,086
E-Mini Russell 2000 Index Futures	7,248	9/16/22	674,852,951	618,979,200	55,873,751
E-Mini S&P 500 Futures	18,870	9/16/22	3,843,404,797	3,575,393,250	268,011,547
					$359,177,073
Total unrealized appreciation					$359,177,073
Total unrealized depreciation					(168,490,682)
Total net unrealized appreciation (depreciation)					$190,686,391

See notes to financial statements.

40

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
Assets:
Investments, at value (Cost $52,709,642 and $4,854,152,439)	$54,275,873	(a)	$4,444,894,076 (b)
Foreign currency, at value (Cost $— and $1,553,071)	—		1,560,490
Cash	—		97,682,575
Deposit with broker for futures contracts	75,970		525,237,365
Receivables:
Interest and dividends	56,287		18,805,585
Capital shares issued	293		19,453,834
Investments sold	128,330		7,795,828
Variation margin on open futures contracts	—		40,083,006
Reclaims	—		823,012
From Adviser	24,739		2,161,097
Prepaid expenses	15,428		256,272
Total Assets	54,576,920		5,158,753,140
Liabilities:
Payables:
Collateral received on loaned securities	63,177		155,633,845
Payable to custodian	111,927		—
Investments purchased	16,403		5,524,549
Capital shares redeemed	147,333		7,519,712
Variation margin on open futures contracts	3,175		29,780,600
Accrued foreign capital gains taxes	—		227,145
Accrued expenses and other payables:
Investment advisory fees	32,476		1,398,785
Administration fees	2,506		215,822
Custodian fees	862		198,745
Transfer agent fees	14,090		920,419
Compliance fees	35		2,827
Trustees' fees	106		7,835
12b-1 fees	9,669		21,345
Other accrued expenses	14,239		464,538
Total Liabilities	415,998		201,916,167
Net Assets:
Capital	41,252,520		5,105,948,412
Total accumulated earnings/(loss)	12,908,402		(149,111,439)
Net Assets	$54,160,922		$4,956,836,973
Net Assets
Class A	$25,643,097		$150,009,877
Class C	17,132,282		15,197,227
Class I	11,385,543		4,777,720,187
Member Class	—		13,909,682
Total	$54,160,922		$4,956,836,973
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,924,351		16,121,590
Class C	1,350,964		1,653,918
Class I	853,667		509,935,889
Member Class	—		1,494,269
Total	4,128,982		529,205,666
Net asset value, offering (except Class A) and redemption price per share:
Class A	$13.33		$9.30
Class C (c)	12.68		9.19
Class I	13.34		9.37
Member Class	—		9.31
Maximum Sales Charge — Class A	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$14.14		$9.87

(a)  Includes $61,332 of securities on loan.

(b)  Includes $137,290,855 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

41

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$1,016,129	$116,254,344
Non-cash dividends	—	8,057,924
Interest	—	128,161
Securities lending (net of fees)	3,928	874,723
Foreign tax withholding	(194)	(9,670,707)
Total Income	1,019,863	115,644,445
Expenses:
Investment advisory fees	471,348	8,341,780
Administration fees	36,483	1,290,074
Sub-Administration fees	17,949	16,952
12b-1 fees — Class A	74,315	208,430
12b-1 fees — Class C	225,859	56,126
Custodian fees	2,794	722,019
Transfer agent fees — Class A	28,663	48,619
Transfer agent fees — Class C	24,815	6,171
Transfer agent fees — Class I	15,653	2,656,377
Transfer agent fees — Member Class	—	11,962
Trustees' fees	5,760	99,579
Compliance fees	485	14,899
Legal and audit fees	14,755	124,034
State registration and filing fees	47,877	330,806
Broker interest fees	—	694,408
Other expenses	14,073	539,096
Total Expenses	980,829	15,161,332
Expenses waived/reimbursed by Adviser	(182,939)	(4,525,747)
Net Expenses	797,890	10,635,585
Net Investment Income (Loss)	221,973	105,008,860
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	16,296,344	30,262,544
Foreign taxes on realized gains	—	(605,757)
Net realized gains (losses) from futures contracts	(39,543)	113,370,432
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(21,916,745)	(471,409,744)
Net change in unrealized appreciation/depreciation on futures contracts	(731)	178,197,024
Net change in accrued foreign taxes on unrealized gains	—	152,523
Net realized/unrealized gains (losses) on investments	(5,660,675)	(150,032,978)
Change in net assets resulting from operations	$(5,438,702)	$(45,024,118)

See notes to financial statements.

42

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$221,973	$172,009	$105,008,860	$17,153,655
Net realized gains (losses)	16,256,801	6,275,708	143,027,219	(72,209,027)
Net change in unrealized appreciation/depreciation	(21,917,476)	15,241,446	(293,060,197)	66,086,768
Change in net assets resulting from operations	(5,438,702)	21,689,163	(45,024,118)	11,031,396
Distributions to Shareholders:
Class A	(3,584,298)	(3,095,618)	(2,765,503)	(1,168,163)
Class C	(2,787,518)	(2,479,942)	(170,615)	(43,125)
Class I	(1,966,797)	(1,479,876)	(85,193,496)	(20,375,553)
Member Class	—	—	(241,400)	(28,037)
Change in net assets resulting from distributions to shareholders	(8,338,613)	(7,055,436)	(88,371,014)	(21,614,878)
Change in net assets resulting from capital transactions	(2,819,845)	(10,688,711)	4,027,093,740	885,507,053
Change in net assets	(16,597,160)	3,945,016	3,893,698,608	874,923,571
Net Assets:
Beginning of period	70,758,082	66,813,066	1,063,138,365	188,214,794
End of period	$54,160,922	$70,758,082	$4,956,836,973	$1,063,138,365

(continues on next page)

See notes to financial statements.

43

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$2,511,389	$1,823,429	$130,429,939	$45,585,137
Distributions reinvested	3,473,757	3,067,725	2,740,812	1,139,275
Cost of shares redeemed	(5,730,344)	(6,232,186)	(29,648,616)	(8,065,289)
Total Class A	$254,802	$(1,341,032)	$103,522,135	$38,659,123
Class C
Proceeds from shares issued	$564,931	$514,706	$15,009,927	$1,847,869
Distributions reinvested	2,748,655	2,452,286	167,998	43,125
Cost of shares redeemed	(6,062,903)	(9,866,326)	(1,526,848)	(504,231)
Total Class C	$(2,749,317)	$(6,899,334)	$13,651,077	$1,386,763
Class I
Proceeds from shares issued	$2,046,144	$1,662,249	$4,484,096,007	$899,695,692
Distributions reinvested	1,952,504	1,458,551	79,965,218	19,340,855
Cost of shares redeemed	(4,323,978)	(5,569,145)	(665,931,613)	(76,117,382)
Total Class I	$(325,330)	$(2,448,345)	$3,898,129,612	$842,919,165
Member Class
Proceeds from shares issued	$—	$—	$13,437,497	$3,115,297
Distributions reinvested	—	—	241,400	28,033
Cost of shares redeemed	—	—	(1,887,981)	(601,328)
Total Member Class	$—	$—	$11,790,916	$2,542,002
Change in net assets resulting from capital transactions	$(2,819,845)	$(10,688,711)	$4,027,093,740	$885,507,053
Share Transactions:
Class A
Issued	165,396	130,514	13,604,423	4,742,117
Reinvested	220,223	214,063	289,322	118,861
Redeemed	(357,322)	(415,394)	(3,109,868)	(839,879)
Total Class A	28,297	(70,817)	10,783,877	4,021,099
Class C
Issued	36,850	35,212	1,587,725	194,654
Reinvested	183,026	178,089	17,992	4,543
Redeemed	(403,116)	(699,614)	(161,923)	(53,678)
Total Class C	(183,240)	(486,313)	1,443,794	145,519
Class I
Issued	121,867	109,438	465,846,238	93,474,591
Reinvested	123,729	101,556	8,386,294	2,006,390
Redeemed	(280,922)	(377,582)	(69,670,012)	(7,886,007)
Total Class I	(35,326)	(166,588)	404,562,520	87,594,974
Member Class
Issued	—	—	1,402,956	324,844
Reinvested	—	—	25,481	2,924
Redeemed	—	—	(198,998)	(62,938)
Total Member Class	—	—	1,229,439	264,830
Change in Shares	(190,269)	(723,718)	418,019,630	92,026,422

See notes to financial statements.

44

This page is intentionally left blank.

45

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year Ended June 30:
2022	$16.62	0.08	(1.31)	(1.23)	(0.08)	(1.98)
2021	$13.42	0.07	4.77	4.84	(0.05)	(1.59)
2020	$14.26	0.08	0.88	0.96	(0.07)	(1.73)
2019	$16.50	0.13	(0.36)	(0.23)	(0.12)	(1.89)
2018	$16.04	0.11	1.91	2.02	(0.10)	(1.46)
Class C
Year Ended June 30:
2022	$15.95	(0.03)	(1.25)	(1.28)	(0.01)	(1.98)
2021	$12.99	(0.04)	4.59	4.55	— (e)	(1.59)
2020	$13.90	(0.03)	0.87	0.84	(0.02)	(1.73)
2019	$16.16	0.02	(0.35)	(0.33)	(0.04)	(1.89)
2018	$15.78	(0.02)	1.86	1.84	— (e)	(1.46)
Class I
Year Ended June 30:
2022	$16.64	0.12	(1.31)	(1.19)	(0.13)	(1.98)
2021	$13.43	0.11	4.77	4.88	(0.08)	(1.59)
2020	$14.26	0.12	0.88	1.00	(0.10)	(1.73)
2019	$16.50	0.17	(0.36)	(0.19)	(0.16)	(1.89)
2018	$16.05	0.15	1.90	2.05	(0.14)	(1.46)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Does not include acquired fund fees and expenses, if any.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

46

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Expenses(b)	Net Investment Income (Loss)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year Ended June 30:
2022	(2.06)	$13.33	(9.25)%	0.99%	0.52%	1.25%	$25,643	101%
2021	(1.64)	$16.62	38.05%	0.99%	0.47%	1.24%	$31,504	68%
2020	(1.80)	$13.42	6.71%	0.99%	0.56%	1.28%	$26,394	54%
2019	(2.01)	$14.26	(0.01)%	0.99%	0.84%	1.25%	$33,406	120	%(d)
2018	(1.56)	$16.50	12.79%	0.99%	0.67%	1.19%	$51,671	45%
Class C
Year Ended June 30:
2022	(1.99)	$12.68	(9.97)%	1.74%	(0.22)%	2.03%	$17,132	101%
2021	(1.59)	$15.95	36.98%	1.74%	(0.29)%	1.99%	$24,465	68%
2020	(1.75)	$12.99	5.96%	1.74%	(0.19)%	2.03%	$26,240	54%
2019	(1.93)	$13.90	(0.73)%	1.74%	0.10%	2.00%	$35,649	120	%(d)
2018	(1.46)	$16.16	11.78%	1.74%	(0.11)%	1.97%	$41,410	45%
Class I
Year Ended June 30:
2022	(2.11)	$13.34	(9.03)%	0.74%	0.78%	1.02%	$11,386	101%
2021	(1.67)	$16.64	38.43%	0.74%	0.71%	0.98%	$14,789	68%
2020	(1.83)	$13.43	6.97%	0.74%	0.86%	1.02%	$14,179	54%
2019	(2.05)	$14.26	0.24%	0.74%	1.10%	1.00%	$26,501	120	%(d)
2018	(1.60)	$16.50	12.97%	0.74%	0.91%	0.95%	$36,400	45%
See notes to financial statements.

47

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Market Neutral Income Fund
Class A
Year Ended June 30:
2022	$9.51	0.38	(0.29)	0.09	(0.30)	—
2021	$9.77	0.29	(0.06)	0.23	(0.24)	(0.25)
2020	$9.51	0.27	0.23	0.50	(0.24)	—
2019	$9.61	0.32	(0.13)	0.19	(0.27)	(0.02)
2018	$9.40	0.24	0.26	0.50	(0.29)	—
Class C
Year Ended June 30:
2022	$9.40	0.34	(0.31)	0.03	(0.24)	—
2021	$9.69	0.22	(0.08)	0.14	(0.18)	(0.25)
2020	$9.43	0.21	0.22	0.43	(0.17)	—
2019	$9.54	0.25	(0.14)	0.11	(0.20)	(0.02)
2018	$9.33	0.17	0.26	0.43	(0.22)	—
Class I
Year Ended June 30:
2022	$9.57	0.42	(0.29)	0.13	(0.33)	—
2021	$9.83	0.33	(0.08)	0.25	(0.26)	(0.25)
2020	$9.55	0.31	0.23	0.54	(0.26)	—
2019	$9.65	0.38	(0.16)	0.22	(0.30)	(0.02)
2018	$9.44	0.26	0.26	0.52	(0.31)	—
Member Class
Year Ended June 30,2022	$9.51	0.41	(0.29)	0.12	(0.32)	—
November 3, 2020 (i) through June 30, 2021	$9.62	0.25	0.04 (j)	0.29	(0.15)	(0.25)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note 4 in the Notes to Financial Statements)

(h)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

48

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)(c)	Net Expenses(d)(e)		Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(f)
Victory Market Neutral Income Fund
Class A
Year Ended June 30:
2022	(0.30)	$9.30	0.90%	0.78	%(g)	3.94%	0.83%	$150,010	61%
2021	(0.49)	$9.51	2.33%	0.79	%(g)	3.03%	0.95%	$50,735	89%
2020	(0.24)	$9.77	5.31%	0.75%		2.78%	1.17%	$12,870	119	%(h)
2019	(0.29)	$9.51	1.99%	0.75%		3.36%	1.03%	$32,627	82%
2018	(0.29)	$9.61	5.37%	0.89%		2.55%	1.18%	$23,847	69%
Class C
Year Ended June 30:
2022	(0.24)	$9.19	0.31%	1.53	%(g)	3.59%	1.93%	$15,197	61%
2021	(0.43)	$9.40	1.40%	1.54	%(g)	2.28%	2.29%	$1,976	89%
2020	(0.17)	$9.69	4.59%	1.50%		2.20%	2.62%	$626	119	%(h)
2019	(0.22)	$9.43	1.19%	1.50%		2.57%	2.56%	$441	82%
2018	(0.22)	$9.54	4.64%	1.64%		1.79%	2.51%	$311	69%
Class I
Year Ended June 30:
2022	(0.33)	$9.37	1.32%	0.43	%(g)	4.40%	0.62%	$4,777,720	61%
2021	(0.51)	$9.57	2.62%	0.44	%(g)	3.37%	0.75%	$1,007,909	89%
2020	(0.26)	$9.83	5.79%	0.40%		3.23%	0.89%	$174,719	119	%(h)
2019	(0.32)	$9.55	2.25%	0.40%		3.91%	1.05%	$54,920	82%
2018	(0.31)	$9.65	5.62%	0.64%		2.72%	1.09%	$19,483	69%
Member Class
Year Ended June 30,2022	(0.32)	$9.31	1.20%	0.58	%(g)	4.34%	1.08%	$13,910	61%
November 3, 2020 (i) through June 30, 2021	(0.40)	$9.51	3.05%	0.60%		3.94%	5.38%	$2,518	89%

(i)  Commencement of operations.

(j)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

49

Victory Portfolios II	Notes to Financial Statements June 30, 2022

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	A, C, and I
Victory Market Neutral Income Fund	Market Neutral Income Fund	A, C, I, and Member Class

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

50

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$53,970,291	$—	$—	$53,970,291
Investment Companies	242,405	—	—	242,405
Collateral for Securities Loaned	63,177	—	—	63,177
Total	$54,275,873	$—	$—	$54,275,873
Other Financial Investments^:
Assets:
Futures Contracts	$8,192	$—	$—	$8,192
Total	$8,192	$—	$—	$8,192

51

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Level 1	Level 2	Level 3	Total
Market Neutral Income Fund
Common Stocks	$2,534,544,243	$1,753,297,404	$1,418,584	$4,289,260,231
Collateral for Securities Loaned	155,633,845	—	—	155,633,845
Total	$2,690,178,088	$1,753,297,404	$1,418,584	$4,444,894,076
Other Financial Investments^:
Assets:
Futures Contracts	$359,177,073	$—	$—	$359,177,073
Liabilities:
Futures Contracts	$(168,490,682)	$—	$—	$(168,490,682)
Total	$190,686,391	$—	$—	$190,686,391

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended June 30, 2022, there were no significant changes into/out of Level 3.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. For the year ended June 30, 2022, the Funds had no open forward foreign exchange currency contracts.

52

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. As of June 30, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure
US 500 Enhanced Volatility Wtd Index Fund	$8,192	$—
Market Neutral Income Fund	359,177,073	168,490,682

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

53

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$(39,543)	$(731)
Market Neutral Income Fund	113,370,432	178,197,024

All open derivative positions at year end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

54

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
U.S. 500 Enhanced Volatility Wtd Index Fund	$61,332		$—	$63,177
Market Neutral Income Fund	143,492,636	(a)	—	155,633,845

(a)  Includes $6,201,781 of securities on loan that were sold prior to June 30, 2022.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the year ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

55

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2022, were as follows:

	Excluding U.S. Government Securities
	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$63,782,653	$74,286,150
Market Neutral Income Fund	5,095,339,469	1,256,223,434

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

Market Neutral Income Fund	Ownership%
Victory Strategic Allocation Fund	0.1
USAA Cornerstone Conservative Fund	0.1
USAA Target Retirement Income Fund	0.7
USAA Target Retirement 2030 Fund	0.5
USAA Target Retirement 2040 Fund	0.3
USAA Target Retirement 2050 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.35%

Amounts incurred and paid to VCM for the year ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

56

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C
US 500 Enhanced Volatility Wtd Index Fund	0.25%	1.00%
Market Neutral Income Fund	0.25%	1.00%

The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess.

For the year ended June 30, 2022, the Distributor did not reimburse the Funds.

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2022, the Distributor received approximately $25 thousand from commissions earned in connection with sales of Class A. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

57

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In Effect Until October 31, 2022
	Class A	Class C	Class I	Member Class
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Market Neutral Income Fund	0.75%	1.50%	0.40%	0.55%

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at June 30, 2022.

	Expires 2023	Expires 2024	Expires 2025	Total
US 500 Enhanced Volatility Wtd Index Fund	$229,910	$170,552	$182,939	$583,401
Market Neutral Income Fund	670,257	1,612,292	4,525,747	6,808,296

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

58

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Large Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from July 1, 2021, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned

59

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The Funds did not utilize or participate in the Facility during the year ended June 30, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Enhanced Volatility Wtd Index Fund	Quarterly	Quarterly
Market Neutral Income Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2022, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:

	Total Accumulated Earnings/(Loss)	Capital
US 500 Enhanced Volatility Wtd Index Fund	$(810,254)	$810,254
Market Neutral Income Fund	(5,039,286)	5,039,286

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

	Year Ended June 30, 2022
	Distributions paid from:
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$5,747,040	$2,591,573	$8,338,613	$8,338,613
Market Neutral Income Fund	88,371,014	—	88,371,014	88,371,014
	Year Ended June 30, 2021
	Distributions paid from:
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US 500 Enhanced Volatility Wtd Index Fund	$2,457,972	$4,597,464	$7,055,436	$7,055,436
Market Neutral Income Fund	16,574,194	5,040,684	21,614,878	21,614,878

60

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

As of June 30, 2022, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Loss)
US 500 Enhanced Volatility Wtd Index Fund	$804,429	$12,335,440	$13,139,869	$(231,467)	$12,908,402
Market Neutral Income Fund	159,891,822	117,008,333	276,900,155	(426,011,594)	(149,111,439)

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and passive foreign investment companies.

During the tax year ended June 30, 2022, the following Fund utilized capital loss carryforwards:

Amount
Market Neutral Income Fund	$70,483,572

As of June 30, 2022, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Enhanced Volatility Wtd Index Fund	$54,507,340	$3,320,107	$(3,551,574)	$(231,467)
Market Neutral Income Fund	4,870,580,154	80,304,084	(505,990,162)	(425,686,078)

61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory US 500 Enhanced Volatility Wtd Index Fund and Victory Market Neutral Income Fund (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022

62

Victory Portfolios II	Supplemental Information June 30, 2022

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, six portfolios in Victory Variable Insurance Funds, and 40 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds Trust and oversees 45 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.

Director, Carlyle Secured Lending, Inc. (formerly TCG BDC I, Inc.) (since 2012); Director, Carlyle Credit Solutions, Inc. (formerly TCG BDC II, Inc.) (since 2017); Trustee, Carlyle Secured Lending III (since 2021).

E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired.	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	None.

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Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, Born December 1944	Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard as its Audit Committee Financial Expert.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Officers:

The officers of the Trust, their date of birth, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015

Director of Mutual Fund Administration, the Adviser (since 2004); Chief Operating Officer, Victory Capital Services, Inc. (since 2020); Vice President, Victory Capital Transfer Agency, Inc. (since 2019).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Erin G. Wagner, Born February 1974	Secretary*	May 2015- April 2022	Associate General Counsel, the Adviser (2013-2022).
Thomas Dusenberry, Born July 1977	Secretary	May 2022

Manager, Fund Administration, the Adviser (since 2022); Treasurer and Principal Financial Officer (2020-2022), Assistant Treasurer (2019), Salient MF Trust, Salient Midstream, MLP Fund and Forward Funds; Principal Financial Officer (2018-2021) and Treasurer (2020-2021), Salient Private Access Funds and Endowment PMF Funds; Senior Vice President of Fund Accounting and Operations, Salient Partners (2020-2022); Director of Fund Operations, Salient Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer**	July 2017- June 2022	Chief Compliance Officer (2013-2022) and Chief Risk Officer (2009-2017), the Adviser.
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (since 2019); Compliance Officer, the Adviser (2015-2019).

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Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since April 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).

*  On April 27, 2022, Ms. Wagner resigned her position with the Trust.

**  On June 10, 2022, Mr. Kinney resigned his position with the Trust.

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Victory Portfolios II	Supplemental Information — continued June 30, 2022

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
US 500 Enhanced Volatility Wtd Index Fund
Class A	$1,000.00	$829.20	$1,019.89	$4.49	$4.96	0.99%
Class C	1,000.00	825.50	1,016.17	7.88	8.70	1.74%
Class I	1,000.00	830.30	1,021.12	3.36	3.71	0.74%
Market Neutral Income Fund
Class A	1,000.00	990.30	1,021.08	3.70	3.76	0.75%
Class C	1,000.00	987.60	1,017.36	7.39	7.50	1.50%
Class I	1,000.00	992.80	1,022.81	1.98	2.01	0.40%
Member Class	1,000.00	992.20	1,022.07	2.72	2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios II	Supplemental Information — continued June 30, 2022

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Additional Federal Income Tax Information

For the year ended June 30, 2022, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Percent
US 500 Enhanced Volatility Wtd Index Fund	23%
Market Neutral Income Fund	35%

Dividends qualified for corporate dividends received deductions of:

Percent
US 500 Enhanced Volatility Wtd Index Fund	22%
Market Neutral Income Fund	15%

For the year ended June 30, 2022, the following Funds designated short-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$5,564,682
Market Neutral Income Fund	2,744,792

For the year ended June 30, 2022, the following Funds designated long-term capital gain distributions:

Amount
US 500 Enhanced Volatility Wtd Index Fund	$3,309,413
Market Neutral Income Fund	2,294,494

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Victory Portfolios II	Supplemental Information — continued June 30, 2022

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Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

69

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-COMPASS-AR (6/22)

June 30, 2022

Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares Nasdaq Next 50 ETF

VictoryShares ESG Core Plus Bond ETF

VictoryShares ESG Corporate Bond ETF

VictoryShares THB Mid Cap ESG ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	4
Managers' Commentary / Investment Overview (Unaudited)	6
Investment Objective and Portfolio Holdings (Unaudited)	45
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	62
VictoryShares US Small Cap Volatility Wtd ETF	74
VictoryShares International Volatility Wtd ETF	86
VictoryShares US Large Cap High Div Volatility Wtd ETF	105
VictoryShares US Small Cap High Div Volatility Wtd ETF	109
VictoryShares International High Div Volatility Wtd ETF	113
VictoryShares Emerging Market High Div Volatility Wtd ETF	120
VictoryShares Dividend Accelerator ETF	127
VictoryShares US Multi-Factor Minimum Volatility ETF	130
VictoryShares US 500 Enhanced Volatility Wtd ETF	133
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	145
VictoryShares US Discovery Enhanced Volatility Wtd ETF	149
VictoryShares Developed Enhanced Volatility Wtd ETF	161
VictoryShares Nasdaq Next 50 ETF	181
VictoryShares ESG Core Plus Bond ETF	184
VictoryShares ESG Corporate Bond ETF	198
VictoryShares THB Mid Cap ESG ETF	206
Financial Statements
Statements of Assets and Liabilities	208
Statements of Operations	214
Statements of Changes in Net Assets	220
Financial Highlights	226
Notes to Financial Statements	238
Report of Independent Registered Public Accounting Firm	262
Supplemental Information (Unaudited)	264
Trustee and Officer Information	264
Proxy Voting and Portfolio Holdings Information	268
Expense Examples	268
Additional Federal Income Tax Information	270
Liquidity Risk Management Program	271
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Looking back over our most recent annual reporting period offers us a stark reminder that markets go up and down, and that investor sentiment can shift quickly.

Although most of 2021 was constructive for financial markets, the script flipped as we entered the new calendar year. More recently, investors have been focused on a host of worries. Inflation data has been running hotter than expected. The U.S. Federal Reserve (the "Fed") has embarked on a new rate-hike cycle and a terrible war is raging in Eastern Europe. All these issues, among other factors, have ratcheted up market volatility in both stock and bond markets. Many broad-market stock indices have pulled back substantially during the first half of 2022 and even entered "bear market" territory, which is typically considered a 20% pullback from the most recent highs. Meanwhile, fixed income investors are also dealing with elevated volatility, and wide swaths of the bond market have struggled in the face of rising interest rates.

Throughout the ups and downs of the past annual reporting period, there have been interesting differences playing out within the broader market. In general, large-cap stocks outperformed smaller-capitalization companies for the full annual reporting period. Meanwhile, growth-oriented styles led value-oriented investments during the earlier part of our annual reporting period, while the reverse was true during the latter segment of the reporting period (as measured by the Russell family of indices). Perhaps this reflects investors' realization and expectations for future higher interest rates and corresponding higher borrowing costs.

There were other notable subplots, too. During much of 2021 we watched crypto assets captivate investors, only to see them fall out of favor as sentiment soured. This year we've seen oil prices surge, which helped fuel gains across the energy landscape while many other sectors lagged. The Energy and Utilities sectors (and yes, Cash) have been the lone bright spots for many investor portfolios. If anything, this underscores the importance of diversification.

Looking at the numbers, we see that the S&P 500® Index, the bell-weather proxy for our domestic stock market, declined by 10.62% for the 12-month period ended June 30, 2022. Over this same annual period, the yield on the 10-Year U.S. Treasury jumped 1.53%, thanks largely to the Fed's shift toward a less accommodative monetary policy and the first rate hike in three years. At the end of our reporting period, the yield on the 10-Year U.S. Treasury finished at 2.98%.

Given the market environment of the past few months, it's no surprise that investors have become more focused on risk management and downside protection. Remember, our experience managing portfolios through various economic cycles has taught us to remain calm in the face of market turmoil. It is our view that a long-term perspective, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances are some of the key ingredients for staying the course and progressing on investment goals.

As ever, there will be challenges ahead. The Fed has declared its intent to continue raising rates until the recent elevated inflation readings decline. Labor shortages, ongoing supply chain issues, high energy prices, and the Russia-Ukraine war are among the performance detractors investors continue to navigate. There's even some chatter about a possible recession.

Although we cannot tell you with any certainty what markets will do in the future, we can assure you that the investment professionals at all our independent franchises continually monitor the environment and work hard to position portfolios opportunistically no matter what the markets bring.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions regarding the current market dynamics or your specific portfolio or investment plan, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at www.vcm.com.

From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

VictoryShares US 500 Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US 500 Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -8.63% for the fiscal year ended June 30, 2022, compared to the Index's return of -8.32%. The Fund outperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned -10.62% for the period.

Over the reporting period, the Fund's performance relative to the S&P 500® Index was driven by its underweight positions in the largest market-cap stocks within the index. The top 10 stocks in the S&P 500® Index combined to make up over 28% of the Index, while the Fund only held 2% in these same names. This underweight added 0.54% of relative performance. The Fund's positive stock selection in the rest of the market also added value during the reporting period. The Fund's underweight to the Energy sector was a detractor from relative performance.

VictoryShares US 500 Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap 500 Volatility Weighted Index[1]	S&P 500® Index[2]
One Year	–8.63%	–8.57%	–8.32%	–10.62%
Five Year	9.29%	9.29%	9.66%	11.31%
Since Inception	9.33%	9.33%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US 500 Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US Small Cap Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Small Cap Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -11.82% for the fiscal year ended June 30, 2022, compared to the Index's return of -11.40%. The Fund outperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned -25.20% for the period.

The Fund's overweight to the Financials sector and underweight to the Health Care sector were positive contributors to relative performance. The underweight to the Energy sector was a detractor. Stock selection was positive in the Health Care and Information Technology sectors, but detracted in the Energy sector.

VictoryShares US Small Cap Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/8/15	7/8/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap 500 Volatility Weighted Index[1]	Russell 2000® Index[2]
One Year	–11.82%	–11.83%	–11.40%	–25.20%
Five Year	7.37%	7.38%	7.75%	5.17%
Since Inception	8.49%	8.49%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Small Cap Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less of market value with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares International Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares International Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -16.10% for the fiscal year ended June 30, 2022, compared to the Index's return of -15.81%. The Fund outperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned -17.77% for the period.

The Fund's overweight to Canada was a large positive contributor to relative performance. An overweight to South Korea was a detractor. Stock selection was positive in Japan and the Netherlands, but detracted in the United Kingdom.

VictoryShares International Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	8/20/15
	Net Asset Value	Market Price Value	Nasdaq Victory International 500 Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	–16.10%	–15.53%	–15.81%	–17.77%
Five Year	2.19%	2.25%	2.45%	2.20%
Since Inception	3.10%	3.21%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares International Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory International 500 Volatility Weighted Index consists of 500 of the largest developed country stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US Large Cap High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 5.50% for the fiscal year ended June 30, 2022, compared to the Index's return of 5.95%. The Fund outperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned -6.82% for the period.

The Fund's overweight to the Utilities and Consumer Staples sectors were positive contributors to relative performance. The underweight to the Health Care sector was a detractor. Stock selection was positive in the Consumer Staples and Information Technology sectors, but detracted in the Energy sector.

VictoryShares US Large Cap High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/8/15	7/8/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index[1]	Russell 1000® Value Index[2]
One Year	5.50%	5.63%	5.95%	–6.82%
Five Year	10.02%	10.04%	10.44%	7.17%
Since Inception	10.88%	10.90%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Large Cap High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 1000® Value Index is made up of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It's made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US Small Cap High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -9.76% for the fiscal year ended June 30, 2022, compared to the Index's return of -9.31%. The Fund outperformed the Russell 2000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned -16.28% for the period.

The Fund's overweight to the Consumer Staples sector and underweight to the Health Care sector were positive contributors to relative performance. The underweight to the Health Care sector was a detractor. Stock selection was positive in the Consumer Discretionary and Financials sectors, but detracted in the Industrials sector.

VictoryShares US Small Cap High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/8/15	7/8/15
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index[1]	Russell 2000® Value Index[2]
One Year	–9.76%	–9.78%	–9.31%	–16.28%
Five Year	9.10%	9.11%	9.50%	4.89%
Since Inception	9.63%	9.64%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Small Cap High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 2000® Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000® Index, which is made up of 3,000 of the largest U.S. stocks. It is a market cap-weighted index. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares International High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares International High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -5.92% for the fiscal year ended June 30, 2022, compared to the Index's return of -5.32%. The Fund outperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned -17.77% for the period.

The Fund's overweight to Canada was a large positive contributor to relative performance. An overweight to South Korea was a detractor. Stock selection was positive in Japan and the Netherlands, but detracted in Norway.

VictoryShares International High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	8/20/15	8/20/15
	Net Asset Value	Market Price Value	Nasdaq Victory International High Dividend 100 Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	–5.92%	–5.82%	–5.32%	–17.77%
Five Year	1.31%	1.22%	1.81%	2.20%
Since Inception	1.67%	1.67%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares International High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory International 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares Emerging Market High Div Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares Emerging Market High Div Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -18.55% for the fiscal year ended June 30, 2022, compared to the Index's return of -17.69%. The Fund outperformed the MSCI Emerging Markets Index, a market cap-based index against which the performance of the Fund is also measured, which returned -25.28% for the period.

The Fund's underweight to South Korea was a large positive contributor to relative performance. An overweight to Russia was a detractor. Stock selection was positive in China and Taiwan, but detracted in Malaysia.

VictoryShares Emerging Market High Div Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/26/17	10/26/17
	Net Asset Value	Market Price Value	Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index[1]	MSCI Emerging Markets Index (Net)[2]
One Year	–18.55%	–17.96%	–17.69%	–25.28%
Since Inception	–1.39%	–1.34%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Emerging Market High Div Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility). This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI Emerging Markets Index (Net) captures large- and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,380 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares Dividend Accelerator ETF

Managers' Commentary
(Unaudited)

VictoryShares Dividend Accelerator ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index (the "Index") before fees and expenses.

The Fund returned -4.49% for the fiscal year ended June 30, 2022, compared to the Index's return of -4.13%. The Fund outperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned -10.62% for the period.

The Fund's overweight to the Consumer Staples sector and underweight to the Communication Services sector were positive contributors to relative performance. The underweight to the Energy sector was a detractor. Stock selection was positive in the Consumer Discretionary and Financials sectors, but detracted in the Materials sector.

VictoryShares Dividend Accelerator ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	4/18/17	4/18/17
	Net Asset Value	Market Price Value	Nasdaq Victory Dividend Accelerator Index[1]	S&P 500® Index[2]
One Year	–4.49%	–4.54%	–4.13%	–10.62%
Five Year	11.58%	11.59%	12.00%	11.31%
Since Inception	11.75%	11.76%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Dividend Accelerator ETF — Growth of $10,000

1The Nasdaq Victory Dividend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US Multi-Factor Minimum Volatility ETF

Managers' Commentary
(Unaudited)

VictoryShares US Multi-Factor Minimum Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index") before fees and expenses.

The Fund returned -2.04% for the fiscal year ended June 30, 2022, compared to the Index's return of -1.65%. The Fund outperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned -10.62% for the period.

The Fund's overweight to the Consumer Staples sector and underweight to the Communication Services sector were positive contributors to relative performance. The underweight to the Energy sector was a detractor. Stock selection was positive in the Consumer Discretionary and Industrials sectors, but detracted in Consumer Staples.

VictoryShares US Multi-Factor Minimum Volatility ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	6/22/17	6/22/17
	Net Asset Value	Market Price Value	Nasdaq Victory US Multi-Factor Minimum Volatility Index[1]	S&P 500® Index[2]
One Year	–2.04%	–1.97%	–1.65%	–10.62%
Five Year	10.37%	10.35%	10.77%	11.31%
Since Inception	10.19%	10.17%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Multi-Factor Minimum Volatility ETF — Growth of $10,000

1The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US 500 Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -8.67% over the fiscal year ended June 30, 2022, compared to the Index's return of -8.32%. The Fund outperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned -10.62% for the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash feature"). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% to equities during May of 2022. The Fund then reallocated to 100% equities in June of 2022. The Long/Cash feature had a relatively small impact on the Fund's relative performance versus the S&P 500® Index for the fiscal year.

Over the reporting period, the Fund's performance relative to the S&P 500® Index was driven by its underweight positions in the largest market-cap names within the index. The top 10 stocks in the S&P 500® Index combined to make up over 28% of the Index, while the Fund only held 2% in these same names. This underweight added 0.54% of relative performance. The Fund's positive stock selection in the rest of the market also added value during the reporting period. The Fund's cash allocation and underweight to the Energy sector were detractors during the reporting period.

VictoryShares US 500 Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index[1]	S&P 500® Index[2]
One Year	–8.67%	–8.67%	–8.32%	–10.62%
Five Year	9.24%	9.25%	9.66%	11.31%
Since Inception	9.27%	9.28%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US 500 Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The S&P 500® Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

The VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned 5.49% for the fiscal year ended June 30, 2022, compared to the Index's return of 5.95%. The Fund outperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned -6.82% for the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash feature"). The Long/Cash feature of the Index did not trigger during the reporting period.

The Fund's overweight to the Utilities and Consumer Staples sectors were positive contributors to relative performance. The underweight to the Health Care sector was a detractor. Stock selection was positive in the Consumer Staples and Information Technology sectors, but detracted in the Energy sector.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/1/14	7/1/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index[1]	Russell 1000® Value Index[2]
One Year	5.49%	5.55%	5.95%	–6.82%
Five Year	12.13%	12.13%	12.58%	7.17%
Since Inception	11.54%	11.54%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 1000® Value Index is made up of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It's made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares US Discovery Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -8.00% for the fiscal year ended June 30, 2022, compared to the Index's return of -7.49%, The Fund outperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned -25.20% for the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash feature"). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% to equities in May and June of 2022.

The Long/Cash feature had a positive impact on the Fund's relative performance versus the Russell 2000® Index for the fiscal year. The Fund's underweight to the Health Care sector was a positive contributor to relative performance. The underweight to the Energy sector was a detractor. Stock selection was positive in the Health Care and Information Technology sectors, but detracted in the Energy sector.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	7/31/14	7/31/14
	Net Asset Value	Market Price Value	Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index[1]	Russell 2000® Index[2]
One Year	–8.00%	–8.06%	–7.49%	–25.20%
Five Year	7.21%	7.21%	7.71%	5.17%
Since Inception	7.14%	7.13%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares US Discovery Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The Russell 2000® Index is a market capitalization-weighted index composed of 2,000 U.S. small-cap common stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares Developed Enhanced Volatility Wtd ETF

Managers' Commentary
(Unaudited)

VictoryShares Developed Enhanced Volatility Wtd ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the "Index") before fees and expenses.

The Fund returned -11.20% for the fiscal year ended June 30, 2022, compared to the Index's return of -10.72%. The Fund outperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned -17.77% for the period.

In tracking the Index and its rules-based methodology, the Fund reallocates from equities to U.S. Treasury bills ("T-Bills") during periods of significant market decline ("Long/Cash feature"). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to T-Bills and 25% to equities in May and June of 2022.

The Long/Cash feature had a positive impact on the Fund's relative performance versus the MSCI EAFE Index for the fiscal year. The Fund's overweight to Canada was a large positive contributor to relative performance. An overweight to South Korea was a detractor. Stock selection was positive in Japan and the Netherlands, but detracted in the United Kingdom.

VictoryShares Developed Enhanced Volatility Wtd ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	9/30/14	9/30/14
	Net Asset Value	Market Price Value	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index[1]	MSCI EAFE Index (Net)[2]
One Year	–11.20%	–10.85%	–10.72%	–17.77%
Five Year	0.67%	0.47%	1.17%	2.20%
Since Inception	–0.03%	–0.04%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Developed Enhanced Volatility Wtd ETF — Growth of $10,000

1The Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market declines and reinvests when the market prices have further declined or rebounded. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI EAFE Index (Net) is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares Nasdaq Next 50 ETF

Managers' Commentary
(Unaudited)

VictoryShares Nasdaq Next 50 ETF offers exposure to the new generation of innovators, the 50 stocks that are next in line for inclusion in the Nasdaq-100 Index®. The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50 Index® (the "Index") before fees and expenses.

The Fund returned -32.34% for the fiscal year ended June 30, 2022, compared to the Index's return of -32.29% for the period.

The Index's large weight and stock selection within the Technology sector was the largest negative contributors to the Fund's relative performance. The Consumer Discretionary and Communication Services sectors were also negative contributors.

VictoryShares Nasdaq Next 50 ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	9/9/20	9/9/20
	Net Asset Value	Market Price Value	Nasdaq Q-50 Index[1]
One Year	–32.34%	–32.34%	–32.29%
Since Inception	–4.79%	–4.18%	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares Nasdaq Next 50 ETF — Growth of $10,000

1The Nasdaq Q-50 Index is a market capitalization-weighted index designed to track the performance of companies that are next-eligible for inclusion into the Nasdaq-100® Index. The Index is comprised of 50 securities ranked by market capitalization and reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies including banking and investment companies, as these are ineligible for Nasdaq-100® Index inclusion. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares ESG Core Plus Bond ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

As the world attempted to return to normal, coming out of the historical COVID-19 government-imposed lockdowns, the consequences of those lockdowns began to manifest themselves. In particular, global supply chains that functioned smoothly pre-COVID-19 were disrupted in ways that have yet to work themselves out. Generally speaking, the result was demand that rebounded faster than supply could keep up. To make matters worse, apart from the human tragedy itself, Russia's invasion of Ukraine in February 2022 added to the supply chain issues, with impacts on the price of oil, natural gas, wheat, and fertilizer, to name but a few. While the general price level fell during COVID-19, when demand fell faster than supply, the reverse is now true. As measured by the Consumer Price Index, the price level skyrocketed to 7% in 2021. During 2022, prices have risen even further, to 8.6% as of the end of May 2022.

These events have taken their toll on the financial markets, with the S&P 500® Index down 10.6% year over year, and 20% year to date; officially "bear market" territory. The bond market did not escape the pain, either. Indeed, the past year has been one of the worst for fixed income markets over the last 50 years, if not all of history. The one-year total return for the period ending June 30, 2022, for the Bloomberg US Aggregate Bond Index (the "Index") was worse than even during the U.S. dollar devaluation period in the late 1970s/early 1980s, down 10.3% year over year and down 10.4% year to date, performance almost as poor as the stock market.

These results were driven primarily by the significant rise in interest rates, as the bond market reacted to the dramatic increases in the price level. While the U.S. Federal Reserve (the "Fed") initially believed these price increases to be transitory, the bond market forced them to quickly abandon that thought. What was originally expected to be a gradual increase of 25 basis points ("bps") (a basis point is 1/100th of a percentage point) in the Fed Funds rate morphed into rate hikes that haven't been seen since 1994. The Fed started hiking rates by 25 bps in March, then was forced to higher hikes of 50 bps in May and a whopping 75-bps hike in June.

In addition to the jump in U.S. Treasury rates, bond spreads have widened out as well. Year over year, the Bloomberg U.S. Corporate Index option-adjusted spread rose from 0.80% to 1.55%, an increase of 75 bps. This took its toll on the fixed income market, leaving the Bloomberg U.S. Corporate Index with a one-year negative total return of -14.2%.

Some economists are starting to predict a recession. The recent rise in interest rates is already beginning to dampen demand, particularly for housing, as well as automobiles. Higher gasoline and food prices are also taking their toll, forcing consumers to curtail other purchases. Although the employment situation looks decent with the unemployment rate at 3.6%, that's typically a lagging indicator, and the COVID-19 lockdowns caused havoc in the labor markets, as many businesses still cannot fill all the positions they need. Real Gross Domestic Product decreased -1.6% in the first quarter of 2022, and a decrease in the second quarter would fit the textbook definition of recession, although the consensus estimate is for growth in the second quarter. Recession or no recession, economic activity is likely to slow in the near term as the economy readjusts from the COVID-19 pandemic.

VictoryShares ESG Core Plus Bond ETF

Managers' Commentary (continued)

How did the VictoryShares ESG Core Plus Bond ETF (the "Fund") perform during the reporting period?

The Fund commenced operations on October 5, 2021. Since inception, the Fund returned -11.20%, underperforming the Index, which returned -10.29% for the period.

What strategies did you employ during the reporting period?

From the Fund's inception, bond spreads gradually began to widen into the end of 2021 and such widening precipitately increased following Russia's invasion of Ukraine, the subsequent increase in worldwide energy costs and persistent global inflation. Relative to the Index, the Fund was helped by its allocation to structured products, floating-rate bank loans, floating-rate commercial mortgage-backed securities and our issue selection of taxable municipals, as well as security selection amongst other spread-based, asset-backed securities. The Fund benefitted from allocations to auto loan asset-backed securities, collateralized loan obligations (CLOs), single asset, single borrower commercial mortgage-backed securities, Consumer Products, Airlines, and Consumer Non-Cyclical companies. Bond selection, especially within the Airlines, Cable and Satellite, Insurance, and Consumer Cyclical services also added to relative returns. An underweight position in U.S. Treasury securities, which generated less negative returns than the Index (as all spread product widened), hindered relative performance. Finally, our income orientation contributed positively to results. Over time, the income generated by the Fund accounts for the majority of its long-term return.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of issuers that, at the time of purchase, rank in the highest three categories of the Adviser's proprietary environmental, social and governance ("ESG") composite score (described further in the Fund's prospectus), or are issued by the U.S. government, its agencies and instrumentalities, which are generally deemed to be rated in one of the highest three categories.

In assessing potential investments, we assess the following ESG factors:

•  Environmental — Evaluated factors might include greenhouse gas emissions or water withdrawal figures (particularly in regions of scarcity), or an evaluation of the probability of meeting greenhouse gas emissions targets in the years ahead or the quality of the issuer's water usage policy.

•  Social — Evaluated factors might include examining elements such as the issuer's safety record and the diversity of its management, as well as any stated targets towards improving these.

•  Governance — Evaluated factors might include examining, for example, the inclusiveness of the issuer's leadership and its corporate behavior and ethics.

During the reporting period the Fund continued to purchase securities that adhered to the above standards. Application of the Fund's ESG strategy along with other factors, including duration positioning and sector allocation, detracted from the Fund's investment returns relative to the Index during the period ending June 30, 2022. In particular, our security selection within the Banking, Technology, and Retail sectors contributed most to underperformance.

In keeping with our investment process, we continued to build the Fund bond by bond. We seek ideas where our fundamental understanding of the credit risk is different than that of

VictoryShares ESG Core Plus Bond ETF

Managers' Commentary (continued)

the market, working with our team of analysts to evaluate each potential investment individually. During the reporting period, we found select attractive opportunities as we continued to seek relative values across the fixed income market. We took advantage of periods of volatility to add or reduce select investments in corporate credit, commercial mortgage-backed securities, asset-backed securities and taxable municipals. As spreads widened over the course of the period, we gradually increased exposure to spread products by decreasing our holdings in U.S. Treasury securities.

Our analysts continued to analyze and monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

!pg hd ko [e/l OR o/r]

VictoryShares ESG Core Plus Bond ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Period Ended June 30, 2022

INCEPTION DATE	10/4/21	10/4/21
	Net Asset Value	Market Price Value	Bloomberg US Aggregate Bond Index[1]
Since Inception	–11.20%	–10.96%	–10.29%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares ESG Core Plus Bond ETF — Growth of $10,000

1The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index. As of August 24, 2021, Bloomberg rebranded the Bloomberg Barclays fixed income indices as "Bloomberg Indices."

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares ESG Corporate Bond ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

As the world attempted to return to normal, coming out of the historical COVID-19 government-imposed lockdowns, the consequences of those lockdowns began to manifest themselves. In particular, global supply chains that functioned smoothly pre-COVID-19 were disrupted in ways that have yet to work themselves out. Generally speaking, the result was demand that rebounded faster than supply could keep up. To make matters worse, apart from the human tragedy itself, Russia's invasion of Ukraine in February 2022 added to the supply chain issues, with impacts on the price of oil, natural gas, wheat, and fertilizer, to name but a few. While the general price level fell during COVID-19, when demand fell faster than supply, the reverse is now true. As measured by the Consumer Price Index, the price level skyrocketed to 7% in 2021. During 2022, prices have risen even further, to 8.6% as of the end of May 2022.

These events have taken their toll on the financial markets, with the S&P 500® Index down 10.6% year over year, and 20% year to date; officially "bear market" territory. The bond market did not escape the pain, either. Indeed, the past year has been one of the worst for fixed income markets over the last 50 years, if not all of history. The one-year total return for the period ending June 30, 2022, for the Bloomberg US Aggregate Bond Index was worse than even during the U.S. dollar devaluation period in the late 1970s/early 1980s, down 10.3% year over year and down 10.4% year to date, performance almost as poor as the stock market.

These results were driven primarily by the significant rise in interest rates, as the bond market reacted to the dramatic increases in the price level. While the U.S. Federal Reserve (the "Fed") initially believed these price increases to be transitory, the bond market forced them to quickly abandon that thought. What was originally expected to be a gradual increase of 25 basis points ("bps") (a basis point is 1/100th of a percentage point) in the Fed Funds rate morphed into rate hikes that haven't been seen since 1994. The Fed started hiking rates by 25 bps in March, then was forced to higher hikes of 50 bps in May and a whopping 75-bps hike in June.

In addition to the jump in U.S. Treasury rates, bond spreads have widened out as well. Year over year, the Bloomberg U.S. Corporate Index (the "Index") option-adjusted spread rose from 0.80% to 1.55%, an increase of 75 bps. This took its toll on the fixed income market, leaving the Index with a one-year negative total return of -14.2%.

Some economists are starting to predict a recession. The recent rise in interest rates is already beginning to dampen demand, particularly for housing, as well as automobiles. Higher gasoline and food prices are also taking their toll, forcing consumers to curtail other purchases. Although the employment situation looks decent with the unemployment rate at 3.6%, that's typically a lagging indicator, and the COVID-19 lockdowns caused havoc in the labor markets, as many businesses still cannot fill all the positions they need. Real Gross Domestic Product decreased -1.6% in the first quarter of 2022, and a decrease in the second quarter would fit the textbook definition of recession, although the consensus estimate is for growth in the second quarter. Recession or no recession, economic activity is likely to slow in the near term as the economy readjusts from the COVID-19 pandemic.

VictoryShares ESG Corporate Bond ETF

Managers' Commentary (continued)

How did VictoryShares ESG Corporate Bond ETF (the "Fund") perform during the reporting period?

The Fund commenced operations on October 5, 2021. Since inception, the Fund returned -15.37%, underperforming the Index, which returned -14.48% for the period,

What strategies did you employ during the reporting period?

From the Fund's inception, bond spreads gradually began to widen into the end of 2021 and such widening precipitately increased following Russia's invasion of Ukraine, the subsequent increase in worldwide energy costs and persistent global inflation. Higher inflation also led to a more restrictive monetary policy by the Fed and greater uncertainty regarding economic growth. Global financial markets performed poorly as the macroeconomic and geopolitical environment deteriorated. The Fund has a higher allocation to BBB-rated corporate credit, which is the lowest rating category within investment grade, relative to the Index, was a primary driver of underperformance.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of issuers that, at the time of purchase, rank in the highest three categories of the Adviser's proprietary environmental, social and governance ("ESG") composite score (described further in the Fund's prospectus), or are issued by the U.S. government, its agencies and instrumentalities, which are generally deemed to be rated in one of the highest three categories.

In assessing potential investments, we assess the following ESG factors:

•  Environmental — Evaluated factors might include greenhouse gas emissions or water withdrawal figures (particularly in regions of scarcity), or an evaluation of the probability of meeting greenhouse gas emissions targets in the years ahead or the quality of the issuer's water usage policy.

•  Social — Evaluated factors might include examining elements such as the issuer's safety record and the diversity of its management, as well as any stated targets towards improving these.

•  Governance — Evaluated factors might include examining, for example, the inclusiveness of the issuer's leadership and its corporate behavior and ethics.

During the reporting period the Fund continued to purchase securities that adhered to the above standards. Application of the Fund's ESG strategy along with other factors, including duration positioning and sector allocation, detracted from the Fund's investment returns relative to the Index during the period ending June 30, 2022. In particular, our over-allocation to corporate bonds, asset-backed securities, and commercial mortgage-backed securities, along with security selection within the Financial and Industrial sectors contributed most to underperformance.

In keeping with our investment process, we continued to build the Fund bond by bond. We seek ideas where our fundamental understanding of the credit risk is different than that of the market, working with our team of analysts to evaluate each potential investment individually. During the reporting period, we found select attractive opportunities as we continued to seek relative values across the fixed income market.

VictoryShares ESG Corporate Bond ETF

Managers' Commentary (continued)

Our analysts continued to analyze and monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

VictoryShares ESG Corporate Bond ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Period Ended June 30, 2022

INCEPTION DATE	10/4/21	10/4/21
	Net Asset Value	Market Price Value	Bloomberg U.S. Corporate Bond Index[1]
Since Inception	–15.37%	–15.08%	–14.48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares ESG Corporate Bond ETF — Growth of $10,000

1The Bloomberg U.S. Corporate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, MBS, ABS and CMBS. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

VictoryShares THB Mid Cap ESG ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

U.S. equities were broadly lower during the period as a series of events kept investors concerns elevated. The COVID-19 Omicron variant outbreak in November — December period last year was followed by geopolitical tensions culminating with Russia's invasion of Ukraine in February. The war in Ukraine and new China lockdowns in the spring served to amplify preexisting inflationary drivers such as energy prices and supply chain disruptions. In response, the U.S. Federal Reserve raised interest rates and struck a more hawkish tone, intending to bring inflation under control. The direction of interest rates and of inflation have been widely discussed and appear to have impacted a large swath of assets. Accurately predicting the future levels of interest rates is notoriously difficult, but certain of these anomalies appear to be reversing and may indicate that the extended period of ultra-low interest rates is ending.

How did VictoryShares THB Mid Cap ESG ETF (the "Fund") perform during the reporting period?

The Fund commenced operations on October 5, 2021. Since inception, the Fund returned -13.23%, outperforming the Russell Midcap® Index (the "Index"), which returned -17.33% for the period.

What strategies did you employ during the reporting period?

The Fund utilizes a bottom-up, fundamental approach to find mispriced securities within the investment universe. The Fund selects investments based on an active fundamental process that combines financial analysis and proprietary research to evaluate potential investments' management and long-term outlook and business strategy. Using this process, the Fund generated the highest contribution to the return from the Materials, Consumer Discretionary, and Consumer Staples sectors over the period, while the Industrials, Information Technology, and Health Care sectors were the primary detractors. The Fund's top five-performing stocks (from a contribution standpoint) were Synopsys Inc. (Information Technology), Carlisle Cos., Inc. (Industrials), IHS Markit, Ltd. (Industrials), Cadence Design Systems, Inc. (Information Technology), and CACI International, Inc. (Industrials). The bottom five-performing stocks (from a contribution standpoint) were GXO Logistics, Inc. (Industrials), Zebra Technologies, Inc. (Information Technology), Dentsply Sirona, Inc. (Health Care), Darling Ingredients, Inc. (Consumer Staples), and Tyler Technologies, Inc. (Information Technology).

We apply our internally developed Environmental, Social and Governance ("ESG") rating methodology to each company when making portfolio decisions. Our portfolio management team gathers relevant ESG data using multiple primary and secondary sources such as company filings, discussions with management, news, and a number of third-party data providers. ESG data may include metrics regarding a company's carbon emissions, water utilization, employee diversity, and director independence, among other things. The Fund does not exclusively rely on any third-party ESG ratings or scores during the portfolio construction process to make investment decisions and its own proprietary ratings could differ from those of a third party. In addition, we use a bottom-up, fundamental research investment process integrated with analysis of a company's ESG factors to identify high-quality companies we believe have the ability to sustainably grow shareholder equity and

VictoryShares THB Mid Cap ESG ETF

Managers' Commentary (continued)

that are trading below the Adviser's assessment of their intrinsic value. We believe there is a strong linkage between high-quality companies, good corporate citizenship, and long-term shareholder value creation.

The Energy and Utilities sectors outperformed the Index during the period. The Fund's investment strategy provides that it will not invest in companies involved in the primary manufacture of certain types of products (e.g., thermal coal and fossil fuels). Thus, our underweight (zero allocation) to high greenhouse gas-emitting sectors (Energy and Utilities) was a primary and material detractor from performance.

VictoryShares THB Mid Cap ESG ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Period Ended June 30, 2022

INCEPTION DATE	10/4/21	10/4/21
	Net Asset Value	Market Price Value	Russell Midcap® Index[1]
Since Inception	–13.23%	–13.17%	–17.33%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares THB Mid Cap ESG ETF — Growth of $10,000

1The Russell Midcap® Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Johnson & Johnson	0.4%
PepsiCo, Inc.	0.4%
The Southern Co.	0.4%
The Hershey Co.	0.4%
McDonald's Corp.	0.4%
Verizon Communications, Inc.	0.4%
Waste Management, Inc.	0.4%
American Electric Power Co., Inc.	0.4%
The Coca-Cola Co.	0.4%
Duke Energy Corp.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Safety Insurance Group, Inc.	0.5%
MGE Energy, Inc.	0.4%
OSI Systems, Inc.	0.4%
BancFirst Corp.	0.4%
Universal Corp.	0.4%
CSG Systems International, Inc.	0.4%
Unitil Corp.	0.4%
John B Sanfilippo & Son, Inc.	0.4%
Otter Tail Corp.	0.4%
Chesapeake Utilities Corp.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Hydro One Ltd.	0.6%
Emera, Inc.	0.6%
BCE, Inc.	0.6%
Fortis, Inc.	0.5%
TELUS Corp.	0.5%
CLP Holdings Ltd.	0.5%
Power Assets Holdings Ltd.	0.4%
Intact Financial Corp.	0.4%
Royal Bank of Canada	0.4%
Great-West Lifeco, Inc.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Johnson & Johnson	1.7%
PepsiCo, Inc.	1.7%
The Southern Co.	1.6%
Verizon Communications, Inc.	1.6%
American Electric Power Co., Inc.	1.6%
The Coca-Cola Co.	1.6%
Duke Energy Corp.	1.5%
DTE Energy Co.	1.5%
Exelon Corp.	1.5%
CMS Energy Corp.	1.5%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Safety Insurance Group, Inc.	2.1%
MGE Energy, Inc.	1.9%
Universal Corp.	1.8%
CSG Systems International, Inc.	1.7%
Unitil Corp.	1.7%
Otter Tail Corp.	1.6%
Northwest Natural Holding Co.	1.6%
SJW Group	1.6%
Weis Markets, Inc.	1.6%
Brady Corp., Class A	1.6%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Emera, Inc.	2.4%
BCE, Inc.	2.3%
TELUS Corp.	2.0%
CLP Holdings Ltd.	1.9%
Power Assets Holdings Ltd.	1.7%
Great-West Lifeco, Inc.	1.6%
Power Corp. of Canada	1.5%
Orange SA	1.5%
Enbridge, Inc.	1.5%
Telia Co. AB	1.5%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Far EasTone Telecommunications Co. Ltd.	2.8%
Malayan Banking Bhd	2.5%
Bank of China Ltd., Class H	2.3%
Public Bank Bhd	2.0%
Compal Electronics, Inc.	1.9%
Agricultural Bank of China Ltd., Class H	1.8%
Arca Continental SAB de CV	1.8%
Far Eastern New Century Corp.	1.7%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
Tenaga Nasional Bhd	1.6%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

3M Co.	3.4%
Elevance Health, Inc.	3.0%
Consolidated Edison, Inc.	3.0%
Lincoln Electric Holdings, Inc.	2.9%
Apple, Inc.	2.7%
Aon PLC, Class A	2.7%
Colgate-Palmolive Co.	2.4%
Mastercard, Inc., Class A	2.2%
Merck & Co., Inc.	2.2%
Donaldson Co., Inc.	2.2%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Microsoft Corp.	7.8%
Johnson & Johnson	4.6%
Bristol-Myers Squibb Co.	4.0%
AbbVie, Inc.	3.9%
AutoZone, Inc.	3.7%
Lockheed Martin Corp.	3.6%
Waste Management, Inc.	3.4%
Chevron Corp.	3.3%
Texas Instruments, Inc.	3.2%
The Allstate Corp.	3.2%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Johnson & Johnson	0.4%
PepsiCo, Inc.	0.4%
The Southern Co.	0.4%
The Hershey Co.	0.4%
McDonald's Corp.	0.4%
Verizon Communications, Inc.	0.4%
Waste Management, Inc.	0.4%
American Electric Power Co., Inc.	0.4%
The Coca-Cola Co.	0.4%
Duke Energy Corp.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

PepsiCo, Inc.	1.7%
Johnson & Johnson	1.7%
The Southern Co.	1.6%
Verizon Communications, Inc.	1.6%
American Electric Power Co., Inc.	1.6%
The Coca-Cola Co.	1.6%
Duke Energy Corp.	1.5%
DTE Energy Co.	1.5%
Exelon Corp.	1.5%
CMS Energy Corp.	1.5%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Safety Insurance Group, Inc.	0.1%
MGE Energy, Inc.	0.1%
OSI Systems, Inc.	0.1%
BancFirst Corp.	0.1%
Universal Corp.	0.1%
CSG Systems International, Inc.	0.1%
Unitil Corp.	0.1%
John B Sanfilippo & Son, Inc.	0.1%
Otter Tail Corp.	0.1%
Chesapeake Utilities Corp.	0.1%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Hydro One Ltd.	0.1%
Emera, Inc.	0.1%
BCE, Inc.	0.1%
Fortis, Inc.	0.1%
TELUS Corp.	0.1%
CLP Holdings Ltd.	0.1%
Power Assets Holdings Ltd.	0.1%
Intact Financial Corp.	0.1%
Royal Bank of Canada	0.1%
Great-West Lifeco, Inc.	0.1%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50 Index before fees and expenses.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Baker Hughes Co.	3.3%
Enphase Energy, Inc.	3.1%
CoStar Group, Inc.	2.8%
Coca-Cola Europacific Partners PLC	2.8%
Rivian Automotive, Inc., Class A	2.7%
ON Semiconductor Corp.	2.5%
Tractor Supply Co.	2.5%
Diamondback Energy, Inc.	2.5%
GLOBALFOUNDRIES, Inc.	2.5%
CDW Corp.	2.5%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income without undue risk to principal.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide maximum current income without undue risk to principal.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Waters Corp.	4.8%
Cadence Design Systems, Inc.	4.7%
Copart, Inc.	4.4%
Amphenol Corp., Class A	4.4%
Verisk Analytics, Inc.	4.1%
Carlisle Cos., Inc.	4.0%
J.B. Hunt Transport Services, Inc.	3.9%
HEICO Corp.	3.8%
Fastenal Co.	3.6%
Chemed Corp.	3.6%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (4.2%):
Alphabet, Inc., Class A (a)	465	$1,013,356
AT&T, Inc.	58,506	1,226,286
Charter Communications, Inc., Class A (a)	2,159	1,011,556
Comcast Corp., Class A	28,356	1,112,689
DISH Network Corp., Class A (a)	25,575	458,560
Electronic Arts, Inc.	9,460	1,150,809
Fox Corp., Class A	28,145	905,143
Liberty Broadband Corp., Class C (a)	9,280	1,073,139
Liberty Media Corp.-Liberty Formula One, Class C (a)	22,862	1,451,051
Lumen Technologies, Inc.	75,396	822,570
Match Group, Inc. (a)	6,933	483,161
Meta Platforms, Inc., Class A (a)	3,395	547,444
Netflix, Inc. (a)	1,862	325,608
News Corp., Class A	54,332	846,493
Omnicom Group, Inc.	12,888	819,806
Paramount Global, Class B	24,029	593,036
Pinterest, Inc., Class A (a)	19,585	355,664
Roku, Inc. (a) (b)	3,195	262,437
Sirius XM Holdings, Inc. (c)	205,151	1,257,576
Take-Two Interactive Software, Inc. (a)	5,561	681,389
The Interpublic Group of Cos., Inc.	26,459	728,416
The Walt Disney Co. (a)	8,283	781,915
T-Mobile U.S., Inc. (a)	9,694	1,304,231
Verizon Communications, Inc.	41,618	2,112,113
Warner Bros. Discovery, Inc. (a) (b)	14,040	188,417
Warner Music Group Corp., Class A	23,886	581,863
ZoomInfo Technologies, Inc. (a)	10,637	353,574
		22,448,302
Consumer Discretionary (8.1%):
Advance Auto Parts, Inc.	6,178	1,069,350
Amazon.com, Inc. (a)	6,327	671,991
Aptiv PLC (a)	7,609	677,734
AutoZone, Inc. (a)	715	1,536,621
Bath & Body Works, Inc.	14,435	388,590
Best Buy Co., Inc.	9,362	610,309
Booking Holdings, Inc. (a)	435	760,811
Burlington Stores, Inc. (a)	3,661	498,738
CarMax, Inc. (a)	8,209	742,750
Chewy, Inc., Class A (a) (c)	10,641	369,455
Chipotle Mexican Grill, Inc. (a)	652	852,333
D.R. Horton, Inc.	11,543	764,031
Darden Restaurants, Inc.	7,180	812,202
Dollar General Corp.	7,828	1,921,304
Dollar Tree, Inc. (a)	5,583	870,111
Domino's Pizza, Inc.	2,377	926,341
Etsy, Inc. (a) (b)	3,403	249,134
Ford Motor Co.	41,233	458,923
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Garmin Ltd.	11,438	$1,123,783
General Motors Co. (a)	18,150	576,444
Genuine Parts Co.	11,759	1,563,947
Hasbro, Inc.	11,788	965,201
Hilton Worldwide Holdings, Inc.	6,898	768,713
Lennar Corp., Class A	10,538	743,667
LKQ Corp.	21,557	1,058,233
Lowe's Cos., Inc.	5,708	997,016
Marriott International, Inc., Class A	5,914	804,363
McDonald's Corp.	8,654	2,136,499
MGM Resorts International	18,275	529,061
NIKE, Inc., Class B	7,827	799,919
NVR, Inc. (a)	247	989,023
O'Reilly Automotive, Inc. (a)	2,300	1,453,048
Pool Corp.	2,465	865,782
PulteGroup, Inc.	18,563	735,652
Ross Stores, Inc.	11,679	820,216
Starbucks Corp.	15,140	1,156,545
Tapestry, Inc.	21,506	656,363
Target Corp. (b)	7,175	1,013,325
Tesla, Inc. (a)	663	446,477
The Home Depot, Inc.	4,229	1,159,888
The TJX Cos., Inc.	18,241	1,018,760
Tractor Supply Co.	5,992	1,161,549
Ulta Beauty, Inc. (a)	2,572	991,455
Vail Resorts, Inc.	4,291	935,653
VF Corp.	18,662	824,301
Whirlpool Corp.	5,744	889,573
Williams-Sonoma, Inc.	5,446	604,234
Yum! Brands, Inc.	13,274	1,506,732
		43,476,150
Consumer Staples (9.7%):
Albertsons Cos., Inc., Class A	22,479	600,639
Altria Group, Inc.	29,800	1,244,746
Archer-Daniels-Midland Co.	18,933	1,469,201
Brown-Forman Corp., Class B	25,336	1,777,574
Bunge Ltd.	12,509	1,134,441
Campbell Soup Co.	36,770	1,766,798
Church & Dwight Co., Inc.	17,776	1,647,124
Colgate-Palmolive Co.	25,268	2,024,978
Conagra Brands, Inc.	45,496	1,557,783
Costco Wholesale Corp.	2,877	1,378,889
Darling Ingredients, Inc. (a)	12,207	729,979
General Mills, Inc.	25,076	1,891,984
Hormel Foods Corp. (c)	36,734	1,739,722
Kellogg Co.	26,921	1,920,544
Keurig Dr Pepper, Inc.	43,937	1,554,930
Kimberly-Clark Corp.	14,313	1,934,402
McCormick & Co., Inc.	18,236	1,518,147
Molson Coors Beverage Co., Class B	22,052	1,202,054

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mondelez International, Inc., Class A	30,406	$1,887,909
Monster Beverage Corp. (a)	16,627	1,541,323
PepsiCo, Inc.	13,451	2,241,744
Philip Morris International, Inc.	15,838	1,563,844
Sysco Corp.	14,469	1,225,669
The Clorox Co.	7,224	1,018,440
The Coca-Cola Co.	32,839	2,065,901
The Estee Lauder Cos., Inc.	3,905	994,486
The Hershey Co.	9,950	2,140,842
The J.M. Smucker Co.	11,958	1,530,744
The Kraft Heinz Co.	36,931	1,408,548
The Kroger Co.	20,576	973,862
The Procter & Gamble Co.	13,371	1,922,616
Tyson Foods, Inc., Class A	13,401	1,153,290
Walgreens Boots Alliance, Inc.	26,070	988,053
Walmart, Inc.	14,555	1,769,597
		51,520,803
Energy (3.6%):
APA Corp.	16,390	572,011
Chevron Corp.	9,209	1,333,279
ConocoPhillips	9,957	894,238
Continental Resources, Inc.	10,964	716,497
Coterra Energy, Inc.	32,366	834,719
Devon Energy Corp.	10,810	595,739
Diamondback Energy, Inc.	4,840	586,366
EOG Resources, Inc.	7,202	795,389
Exxon Mobil Corp.	14,211	1,217,030
Halliburton Co.	22,402	702,527
Hess Corp.	7,591	804,191
Kinder Morgan, Inc.	76,108	1,275,570
Marathon Oil Corp.	29,574	664,824
Marathon Petroleum Corp.	12,833	1,055,001
Occidental Petroleum Corp.	13,434	790,994
ONEOK, Inc.	16,439	912,364
Ovintiv, Inc.	13,129	580,171
Phillips 66	10,436	855,648
Pioneer Natural Resources Co.	3,916	873,581
Schlumberger NV	20,526	734,010
The Williams Cos., Inc.	45,924	1,433,288
Valero Energy Corp.	10,405	1,105,843
		19,333,280
Financials (15.4%):
Aflac, Inc.	24,314	1,345,294
Ally Financial, Inc.	19,750	661,822
American Express Co.	5,367	743,974
American Financial Group, Inc.	10,158	1,410,032
American International Group, Inc.	17,347	886,952
Ameriprise Financial, Inc.	3,967	942,877
Aon PLC, Class A	4,401	1,186,862

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Apollo Global Management, Inc.	14,824	$718,668
Arch Capital Group Ltd. (a)	29,748	1,353,237
Ares Management Corp., Class A	12,854	730,878
Arthur J. Gallagher & Co.	10,119	1,649,802
Bank of America Corp.	27,153	845,273
Berkshire Hathaway, Inc., Class B (a)	6,450	1,760,979
BlackRock, Inc.	1,852	1,127,942
Blackstone, Inc.	6,545	597,100
Brown & Brown, Inc.	21,896	1,277,413
Capital One Financial Corp.	6,475	674,630
Cboe Global Markets, Inc.	11,699	1,324,210
Chubb Ltd.	6,994	1,374,881
Cincinnati Financial Corp.	9,984	1,187,896
Citigroup, Inc.	21,578	992,372
Citizens Financial Group, Inc.	18,949	676,290
CME Group, Inc.	7,114	1,456,236
CNA Financial Corp.	30,422	1,365,948
Coinbase Global, Inc., Class A (a) (c)	2,691	126,531
Comerica, Inc.	10,027	735,781
Discover Financial Services	7,691	727,415
East West Bancorp, Inc.	10,810	700,488
Everest Re Group Ltd.	4,397	1,232,391
FactSet Research Systems, Inc.	4,075	1,567,123
Fidelity National Financial, Inc.	27,624	1,020,983
Fifth Third Bancorp	21,529	723,374
First Citizens BancShares, Inc., Class A	1,142	746,617
First Republic Bank	6,370	918,554
Franklin Resources, Inc.	30,988	722,330
Huntington Bancshares, Inc.	64,592	777,042
Interactive Brokers Group, Inc.	16,942	931,979
Intercontinental Exchange, Inc.	14,608	1,373,736
JPMorgan Chase & Co.	9,385	1,056,845
KeyCorp	42,819	737,771
KKR & Co., Inc.	15,709	727,170
Lincoln National Corp.	12,312	575,832
Loews Corp.	23,766	1,408,373
LPL Financial Holdings, Inc.	5,355	987,890
M&T Bank Corp.	5,343	851,621
Markel Corp. (a)	1,210	1,564,832
MarketAxess Holdings, Inc.	2,908	744,477
Marsh & McLennan Cos., Inc.	11,292	1,753,083
MetLife, Inc.	18,177	1,141,334
Moody's Corp.	4,264	1,159,680
Morgan Stanley	12,357	939,873
Morningstar, Inc.	4,237	1,024,634
MSCI, Inc.	2,189	902,196
Nasdaq, Inc.	8,815	1,344,640
Northern Trust Corp.	9,561	922,445
Principal Financial Group, Inc.	15,877	1,060,425
Prudential Financial, Inc.	10,844	1,037,554

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Raymond James Financial, Inc.	10,610	$948,640
Regions Financial Corp.	39,315	737,156
Rocket Cos., Inc., Class A (c)	63,180	465,005
S&P Global, Inc.	3,831	1,291,277
Signature Bank	2,296	411,466
State Street Corp.	11,149	687,336
SVB Financial Group (a)	1,285	507,562
Synchrony Financial	22,495	621,312
T. Rowe Price Group, Inc.	7,792	885,249
The Allstate Corp.	11,698	1,482,488
The Bank of New York Mellon Corp.	21,096	879,914
The Carlyle Group, Inc.	19,507	617,592
The Charles Schwab Corp.	12,489	789,055
The Goldman Sachs Group, Inc.	3,501	1,039,867
The Hartford Financial Services Group Inc.	20,062	1,312,657
The PNC Financial Services Group, Inc.	6,252	986,378
The Progressive Corp.	15,585	1,812,068
The Travelers Cos., Inc.	8,540	1,444,370
Tradeweb Markets, Inc., Class A	16,551	1,129,606
Truist Financial Corp.	17,443	827,321
U.S. Bancorp	20,777	956,158
Upstart Holdings, Inc. (a) (c)	1,936	61,216
W.R. Berkley Corp.	23,785	1,623,564
Webster Financial Corp.	14,896	627,866
Wells Fargo & Co.	18,031	706,274
Zions Bancorp NA	13,027	663,074
		82,051,058
Health Care (14.4%):
Abbott Laboratories	13,392	1,455,041
AbbVie, Inc.	11,511	1,763,025
ABIOMED, Inc. (a)	2,605	644,764
Agilent Technologies, Inc.	10,425	1,238,177
Align Technology, Inc. (a)	1,629	385,535
AmerisourceBergen Corp.	11,329	1,602,827
Amgen, Inc.	6,614	1,609,186
Avantor, Inc. (a)	30,956	962,732
Baxter International, Inc.	19,410	1,246,704
Becton Dickinson & Co.	6,124	1,509,750
Biogen, Inc. (a)	4,702	958,926
Bio-Rad Laboratories, Inc., Class A (a)	1,796	889,020
Bio-Techne Corp.	2,334	809,058
Boston Scientific Corp. (a)	29,694	1,106,695
Bristol-Myers Squibb Co.	25,108	1,933,316
Bruker Corp.	15,709	985,897
Cardinal Health, Inc.	21,159	1,105,981
Catalent, Inc. (a)	10,366	1,112,168
Centene Corp. (a)	12,823	1,084,954
Charles River Laboratories International, Inc. (a)	3,511	751,249
Cigna Corp.	4,896	1,290,194
CVS Health Corp.	14,190	1,314,845

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Danaher Corp.	4,751	$1,204,474
DaVita, Inc. (a)	9,939	794,722
DENTSPLY SIRONA, Inc.	21,577	770,946
Dexcom, Inc. (a)	7,147	532,666
Edwards Lifesciences Corp. (a)	10,262	975,814
Elevance Health, Inc.	2,774	1,338,677
Eli Lilly & Co.	4,560	1,478,489
Embecta Corp. (a)	1,226	31,042
Gilead Sciences, Inc. (b)	31,209	1,929,028
HCA Healthcare, Inc.	4,271	717,784
Henry Schein, Inc. (a)	15,247	1,170,055
Hologic, Inc. (a)	19,415	1,345,459
Horizon Therapeutics PLC (a)	12,533	999,632
Humana, Inc.	2,225	1,041,456
IDEXX Laboratories, Inc. (a)	1,973	691,990
Illumina, Inc. (a)	2,561	472,146
Incyte Corp. (a)	16,404	1,246,212
Insulet Corp. (a)	2,731	595,194
Intuitive Surgical, Inc. (a)	3,814	765,508
IQVIA Holdings, Inc. (a)	5,622	1,219,918
Johnson & Johnson (b)	12,633	2,242,484
Laboratory Corp. of America Holdings	5,173	1,212,344
McKesson Corp.	5,698	1,858,745
Medtronic PLC	14,240	1,278,040
Merck & Co., Inc.	16,241	1,480,692
Mettler-Toledo International, Inc. (a)	906	1,040,786
Moderna, Inc. (a)	2,368	338,269
Molina Healthcare, Inc. (a)	3,429	958,783
PerkinElmer, Inc.	6,642	944,625
Pfizer, Inc.	21,310	1,117,283
Quest Diagnostics, Inc.	10,878	1,446,556
Regeneron Pharmaceuticals, Inc. (a)	1,962	1,159,797
Repligen Corp. (a)	3,520	571,648
ResMed, Inc.	5,191	1,088,189
STERIS PLC	5,772	1,189,898
Stryker Corp.	5,281	1,050,549
Teleflex, Inc.	2,964	728,699
The Cooper Cos., Inc.	3,332	1,043,316
Thermo Fisher Scientific, Inc.	2,613	1,419,591
UnitedHealth Group, Inc.	3,237	1,662,620
Universal Health Services, Inc., Class B	7,963	801,954
Veeva Systems, Inc., Class A (a)	4,418	874,941
Vertex Pharmaceuticals, Inc. (a)	5,625	1,585,069
Waters Corp. (a)	4,371	1,446,714
West Pharmaceutical Services, Inc.	2,827	854,800
Zimmer Biomet Holdings, Inc.	8,370	879,352
Zoetis, Inc.	8,050	1,383,714
		76,740,714

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (15.9%):
3M Co.	10,912	$1,412,122
A O Smith Corp.	17,588	961,712
AMERCO, Inc.	2,180	1,042,541
AMETEK, Inc.	12,706	1,396,262
Booz Allen Hamilton Holding Corp.	15,007	1,356,033
Builders FirstSource, Inc. (a)	11,254	604,340
C.H. Robinson Worldwide, Inc.	12,999	1,317,709
Carlisle Cos., Inc.	6,095	1,454,328
Carrier Global Corp.	26,144	932,295
Caterpillar, Inc.	6,521	1,165,694
Cintas Corp.	3,765	1,406,341
Copart, Inc. (a)	9,843	1,069,540
CoStar Group, Inc. (a) (b)	14,033	847,734
CSX Corp.	41,641	1,210,088
Cummins, Inc.	7,038	1,362,064
Deere & Co.	3,007	900,506
Delta Air Lines, Inc. (a)	20,302	588,149
Dover Corp.	9,572	1,161,275
Eaton Corp. PLC	8,979	1,131,264
Emerson Electric Co.	14,197	1,129,229
Equifax, Inc.	5,039	921,028
Expeditors International of Washington, Inc.	12,937	1,260,840
Fastenal Co.	30,335	1,514,323
FedEx Corp.	5,726	1,298,142
Fortive Corp.	22,609	1,229,477
Fortune Brands Home & Security, Inc.	13,473	806,763
Generac Holdings, Inc. (a)	2,254	474,647
General Dynamics Corp.	7,821	1,730,396
Graco, Inc.	21,202	1,259,611
HEICO Corp.	8,720	1,143,366
Honeywell International, Inc.	7,858	1,365,799
Howmet Aerospace, Inc.	27,031	850,125
IDEX Corp.	7,632	1,386,200
Illinois Tool Works, Inc.	8,075	1,471,669
Ingersoll Rand, Inc. (b)	23,838	1,003,103
J.B. Hunt Transport Services, Inc.	5,891	927,656
Jacobs Engineering Group, Inc.	10,420	1,324,695
Johnson Controls International PLC	21,515	1,030,138
L3Harris Technologies, Inc.	5,158	1,246,689
Leidos Holdings, Inc.	11,124	1,120,298
Lockheed Martin Corp.	3,224	1,386,191
Masco Corp.	25,333	1,281,850
Nordson Corp.	6,163	1,247,638
Norfolk Southern Corp.	5,342	1,214,183
Northrop Grumman Corp.	2,954	1,413,696
Old Dominion Freight Line, Inc.	3,719	953,105
Otis Worldwide Corp.	18,758	1,325,628
PACCAR, Inc.	15,689	1,291,832
Parker-Hannifin Corp.	4,105	1,010,035

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Quanta Services, Inc.	7,999	$1,002,595
Raytheon Technologies Corp.	13,886	1,334,584
Regal Rexnord Corp.	6,431	730,047
Republic Services, Inc. (b)	14,118	1,847,623
Robert Half International, Inc.	10,889	815,477
Rockwell Automation, Inc.	5,107	1,017,876
Rollins, Inc.	35,421	1,236,901
Roper Technologies, Inc.	3,676	1,450,733
Snap-on, Inc.	6,050	1,192,032
Southwest Airlines Co. (a)	21,793	787,163
Stanley Black & Decker, Inc.	7,396	775,545
Textron, Inc.	15,171	926,493
Trane Technologies PLC	8,398	1,090,648
TransDigm Group, Inc. (a)	1,647	883,896
TransUnion	13,169	1,053,388
Trex Co., Inc. (a)	8,231	447,931
Union Pacific Corp.	6,654	1,419,165
United Parcel Service, Inc., Class B	5,358	978,049
United Rentals, Inc. (a)	2,818	684,520
Verisk Analytics, Inc.	9,062	1,568,542
W.W. Grainger, Inc.	3,016	1,370,561
Waste Management, Inc.	13,797	2,110,665
Watsco, Inc.	5,165	1,233,505
Westinghouse Air Brake Technologies Corp.	12,910	1,059,653
Xylem, Inc.	13,201	1,032,054
		84,987,995
Information Technology (13.8%):
Accenture PLC, Class A	4,164	1,156,135
Adobe, Inc. (a)	1,969	720,772
Advanced Micro Devices, Inc. (a)	5,062	387,091
Akamai Technologies, Inc. (a)	12,956	1,183,271
Amphenol Corp., Class A	20,297	1,306,721
Analog Devices, Inc.	7,217	1,054,332
ANSYS, Inc. (a)	3,302	790,136
Apple, Inc.	8,000	1,093,760
Applied Materials, Inc.	5,851	532,324
AppLovin Corp., Class A (a) (c)	7,995	275,348
Arista Networks, Inc. (a)	6,759	633,589
Autodesk, Inc. (a)	3,808	654,824
Automatic Data Processing, Inc.	7,338	1,541,273
Bentley Systems, Inc., Class B (c)	22,748	757,508
Block, Inc. (a) (b)	3,893	239,264
Broadcom, Inc.	1,965	954,617
Broadridge Financial Solutions, Inc.	9,671	1,378,601
Cadence Design Systems, Inc. (a)	6,234	935,287
CDW Corp.	7,156	1,127,499
Cisco Systems, Inc.	27,262	1,162,452
Cognex Corp.	13,621	579,165
Cognizant Technology Solutions Corp., Class A	16,747	1,130,255
Corning, Inc.	29,185	919,619

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Dell Technologies, Inc., Class C	23,418	$1,082,146
Dynatrace, Inc. (a)	15,469	610,097
Enphase Energy, Inc. (a)	2,842	554,872
Entegris, Inc.	6,374	587,237
EPAM Systems, Inc. (a)	2,150	633,777
F5, Inc. (a)	5,592	855,800
Fair Isaac Corp. (a)	1,934	775,341
Fidelity National Information Services, Inc.	10,311	945,209
Fiserv, Inc. (a)	11,394	1,013,724
FleetCor Technologies, Inc. (a)	4,728	993,400
Fortinet, Inc. (a)	10,417	589,394
Gartner, Inc. (a)	3,555	859,706
Global Payments, Inc.	6,685	739,628
GoDaddy, Inc., Class A (a)	10,208	710,068
Hewlett Packard Enterprise Co.	70,429	933,889
HP, Inc.	30,264	992,054
Intel Corp.	23,573	881,866
International Business Machines Corp.	11,769	1,661,665
Intuit, Inc.	2,019	778,203
Jack Henry & Associates, Inc.	8,012	1,442,320
Juniper Networks, Inc.	37,101	1,057,378
Keysight Technologies, Inc. (a)	8,168	1,125,959
KLA Corp.	2,253	718,887
Lam Research Corp.	1,482	631,554
Mastercard, Inc., Class A	2,837	895,017
Microchip Technology, Inc.	12,538	728,207
Micron Technology, Inc.	9,552	528,035
Microsoft Corp. (b)	4,581	1,176,538
Monolithic Power Systems, Inc.	1,742	668,998
Motorola Solutions, Inc.	6,204	1,300,358
NetApp, Inc.	15,343	1,000,977
NortonLifeLock, Inc.	39,376	864,697
NVIDIA Corp.	2,588	392,315
NXP Semiconductors NV	4,440	657,253
ON Semiconductor Corp. (a)	10,073	506,773
Oracle Corp.	13,435	938,703
Paychex, Inc.	13,028	1,483,498
Paycom Software, Inc. (a)	2,356	659,963
Paylocity Holding Corp. (a)	3,519	613,784
PayPal Holdings, Inc. (a)	6,093	425,535
PTC, Inc. (a)	8,801	935,898
Qorvo, Inc. (a)	6,436	607,044
QUALCOMM, Inc.	5,017	640,872
Salesforce, Inc. (a)	4,406	727,166
ServiceNow, Inc. (a) (b)	1,383	657,644
Skyworks Solutions, Inc.	7,432	688,500
SS&C Technologies Holdings, Inc.	20,842	1,210,295
Synopsys, Inc. (a)	3,053	927,196
TE Connectivity Ltd.	8,767	991,986
Teledyne Technologies, Inc. (a)	3,423	1,284,002

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Teradyne, Inc.	5,813	$520,554
Texas Instruments, Inc.	7,455	1,145,461
The Trade Desk, Inc., Class A (a)	4,980	208,612
Trimble, Inc. (a)	16,046	934,359
Tyler Technologies, Inc. (a)	2,439	810,919
Ubiquiti, Inc. (c)	3,153	782,606
VeriSign, Inc. (a)	6,853	1,146,712
Visa, Inc., Class A	5,334	1,050,211
VMware, Inc., Class A	9,211	1,049,870
Western Digital Corp. (a)	15,967	715,801
Workday, Inc., Class A (a)	4,421	617,083
Zebra Technologies Corp. (a)	2,526	742,518
Zoom Video Communications, Inc., Class A (a)	4,746	512,426
		73,436,403
Materials (5.7%):
Air Products and Chemicals, Inc.	6,555	1,576,346
Albemarle Corp.	3,492	729,758
Alcoa Corp.	7,070	322,251
Avery Dennison Corp.	7,572	1,225,680
Ball Corp.	14,381	988,981
Celanese Corp.	8,437	992,276
CF Industries Holdings, Inc.	9,553	818,979
Cleveland-Cliffs, Inc. (a)	24,777	380,823
Corteva, Inc.	23,515	1,273,102
Dow, Inc.	20,776	1,072,249
DuPont de Nemours, Inc.	14,830	824,251
Eastman Chemical Co.	9,492	852,097
Ecolab, Inc.	8,094	1,244,533
FMC Corp.	9,165	980,747
Freeport-McMoRan, Inc.	14,843	434,306
International Flavors & Fragrances, Inc.	10,029	1,194,654
International Paper Co.	32,410	1,355,710
LyondellBasell Industries NV, Class A	12,026	1,051,794
Martin Marietta Materials, Inc.	3,133	937,519
Newmont Corp.	16,687	995,713
Nucor Corp.	5,394	563,188
Packaging Corp. of America	9,395	1,291,813
PPG Industries, Inc.	10,459	1,195,882
Reliance Steel & Aluminum Co.	5,761	978,563
RPM International, Inc.	18,332	1,443,095
Steel Dynamics, Inc.	10,776	712,832
The Mosaic Co.	14,486	684,174
The Sherwin-Williams Co.	6,092	1,364,060
Vulcan Materials Co.	6,713	953,917
Westlake Corp.	8,556	838,659
Westrock Co.	23,908	952,495
		30,230,447

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	11,560	$850,931
Jones Lang LaSalle, Inc. (a)	3,944	689,648
		1,540,579
Utilities (8.5%):
Alliant Energy Corp.	29,443	1,725,654
Ameren Corp.	21,381	1,931,987
American Electric Power Co., Inc. (b)	21,663	2,078,348
American Water Works Co., Inc.	10,225	1,521,173
Atmos Energy Corp.	15,187	1,702,463
CenterPoint Energy, Inc.	60,875	1,800,683
CMS Energy Corp.	28,930	1,952,775
Consolidated Edison, Inc. (b)	20,178	1,918,928
Dominion Energy, Inc.	21,514	1,717,032
DTE Energy Co.	16,141	2,045,872
Duke Energy Corp. (b)	19,164	2,054,573
Edison International	25,473	1,610,913
Entergy Corp.	14,251	1,605,233
Essential Utilities, Inc.	33,252	1,524,604
Evergy, Inc. (b)	29,724	1,939,491
Eversource Energy (b)	19,902	1,681,122
Exelon Corp.	43,975	1,992,947
FirstEnergy Corp.	41,631	1,598,214
NextEra Energy, Inc. (b)	16,883	1,307,757
NiSource, Inc.	63,339	1,867,867
PPL Corp.	69,695	1,890,825
Sempra Energy	11,312	1,699,854
The Southern Co. (b)	30,356	2,164,686
WEC Energy Group, Inc. (b)	19,033	1,915,481
Xcel Energy, Inc. (b)	25,990	1,839,053
		45,087,535
Total Common Stocks (Cost $485,338,953)		530,853,266
Collateral for Securities Loaned (0.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	104,778	104,778
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	52,289	52,289
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	652,152	652,152
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	416,938	416,938
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	278,050	278,050
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	1,874,634	1,874,634
Total Collateral for Securities Loaned (Cost $3,378,841)		3,378,841
Total Investments (Cost $488,717,794) — 100.2%		534,232,107
Liabilities in excess of other assets — (0.2)%		(829,541)
NET ASSETS — 100.00%		$533,402,566

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	12	9/16/22	$2,362,022	$2,273,700	$(88,322)
Total unrealized appreciation					$—
Total unrealized depreciation					(88,322)
Total net unrealized appreciation (depreciation)					$(88,322)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (2.9%):
Advantage Solutions, Inc. (a)	6,101	$23,184
AMC Networks, Inc., Class A (a)	836	24,344
Boston Omaha Corp., Class A (a)	1,541	31,822
Cars.com, Inc. (a)	2,309	21,774
EchoStar Corp., Class A (a)	1,905	36,766
Gray Television, Inc.	2,110	35,638
IDT Corp., Class B (a)	822	20,673
John Wiley & Sons, Inc., Class A	1,316	62,852
PubMatic, Inc., Class A (a)	808	12,839
Scholastic Corp.	1,660	59,710
Sciplay Corp., Class A (a)	2,946	41,156
Shenandoah Telecommunications Co.	1,363	30,258
Telephone & Data Systems, Inc.	2,847	44,954
The EW Scripps Co., Class A (a)	2,325	28,993
Thryv Holdings, Inc. (a)	1,174	26,286
United States Cellular Corp. (a)	2,174	62,959
WideOpenWest, Inc. (a)	2,771	50,460
Yelp, Inc. (a)	1,506	41,822
		656,490
Consumer Discretionary (12.4%):
1-800-Flowers.com, Inc., Class A (a)	2,049	19,486
Abercrombie & Fitch Co. (a)	924	15,634
Academy Sports & Outdoors, Inc.	1,249	44,389
Accel Entertainment, Inc. (a)	3,873	41,131
American Axle & Manufacturing Holdings, Inc. (a)	3,886	29,262
Arko Corp.	5,504	44,913
Big Lots, Inc.	1,164	24,409
Bloomin' Brands, Inc.	1,686	28,021
Boot Barn Holdings, Inc. (a)	447	30,803
Brinker International, Inc. (a)	940	20,708
Caleres, Inc.	1,736	45,553
Camping World Holdings, Inc., Class A (b)	1,419	30,636
Carriage Services, Inc.	1,142	45,280
Cavco Industries, Inc. (a)	189	37,042
Century Communities, Inc.	692	31,119
Chuy's Holdings, Inc. (a)	1,222	24,342
Clarus Corp.	2,251	42,746
Dana, Inc.	2,188	30,785
Dave & Buster's Entertainment, Inc. (a)	775	25,405
Denny's Corp. (a)	3,053	26,500
Dine Brands Global, Inc.	511	33,256
Dorman Products, Inc. (a)	727	79,759
Dream Finders Homes, Inc., Class A (a) (b)	1,918	20,408
Ethan Allen Interiors, Inc.	1,894	38,278
Everi Holdings, Inc. (a)	1,642	26,781
Fossil Group, Inc. (a)	2,287	11,824
Franchise Group, Inc.	1,052	36,894

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Frontdoor, Inc. (a)	1,763	$42,453
Funko, Inc., Class A (a)	2,298	51,291
Genesco, Inc. (a)	576	28,748
Gentherm, Inc. (a)	529	33,015
G-III Apparel Group Ltd. (a)	1,725	34,897
Golden Entertainment, Inc. (a)	686	27,131
GoPro, Inc., Class A (a)	5,545	30,664
Graham Holdings Co., Class B	120	68,021
Green Brick Partners, Inc. (a)	1,767	34,580
Groupon, Inc. (a) (b)	1,200	13,560
Guess?, Inc. (b)	1,752	29,872
iRobot Corp. (a)	641	23,557
Jack in the Box, Inc.	737	41,316
Johnson Outdoors, Inc., Class A	815	49,845
Kontoor Brands, Inc.	917	30,600
La-Z-Boy, Inc.	1,542	36,561
M/I Homes, Inc. (a)	978	38,787
Malibu Boats, Inc., Class A (a)	693	36,528
MarineMax, Inc. (a)	950	34,314
Monarch Casino & Resort, Inc. (a)	628	36,845
Monro, Inc.	1,071	45,924
Movado Group, Inc.	1,075	33,250
National Vision Holdings, Inc. (a)	1,321	36,328
Ollie's Bargain Outlet Holdings, Inc. (a)	885	51,994
OneWater Marine, Inc. (a)	809	26,737
Overstock.com, Inc. (a) (b)	444	11,104
Oxford Industries, Inc.	590	52,357
Patrick Industries, Inc.	680	35,251
Perdoceo Education Corp. (a)	6,152	72,471
Qurate Retail, Inc., Class A	5,662	16,250
Rent-A-Center, Inc.	1,263	24,565
Ruth's Hospitality Group, Inc.	1,796	29,203
Sally Beauty Holdings, Inc. (a)	2,169	25,854
Shoe Carnival, Inc.	1,329	28,720
Sleep Number Corp. (a)	584	18,075
Smith & Wesson Brands, Inc.	1,687	22,150
Sonic Automotive, Inc., Class A	842	30,842
Standard Motor Products, Inc.	1,721	77,428
Strategic Education, Inc.	725	51,171
Stride, Inc. (a)	1,087	44,339
Sturm Ruger & Co., Inc. (c)	873	55,566
The Aaron's Co., Inc.	1,785	25,972
The Buckle, Inc.	1,037	28,715
The Cheesecake Factory, Inc.	986	26,050
The Children's Place, Inc. (a)	497	19,343
Tri Pointe Homes, Inc. (a)	2,293	38,683
Tupperware Brands Corp. (a)	1,735	11,000
Urban Outfitters, Inc. (a)	1,544	28,811
Vista Outdoor, Inc. (a)	1,241	34,624
Winmark Corp.	258	50,457

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Winnebago Industries, Inc.	729	$35,400
Wolverine World Wide, Inc.	2,192	44,191
WW International, Inc. (a)	3,238	20,691
XPEL, Inc. (a)	475	21,817
Zumiez, Inc. (a)	845	21,970
		2,805,252
Consumer Staples (7.6%):
B&G Foods, Inc. (b)	2,490	59,212
BellRing Brands, Inc. (a)	1,644	40,919
Central Garden & Pet Co., Class A (a)	1,527	61,095
e.l.f. Beauty, Inc. (a)	2,248	68,969
Edgewell Personal Care Co.	1,438	49,640
Energizer Holdings, Inc.	2,307	65,403
Fresh Del Monte Produce, Inc.	2,250	66,443
Grocery Outlet Holding Corp. (a)	1,799	76,691
Hostess Brands, Inc. (a)	3,794	80,471
Ingles Markets, Inc., Class A	758	65,756
Inter Parfums, Inc.	639	46,685
John B Sanfilippo & Son, Inc.	1,223	88,655
Medifast, Inc.	251	45,308
MGP Ingredients, Inc.	573	57,352
Mission Produce, Inc. (a)	4,303	61,318
Nu Skin Enterprises, Inc., Class A	1,166	50,488
PriceSmart, Inc.	953	68,263
SpartanNash Co.	2,663	80,343
The Andersons, Inc.	1,281	42,260
The Duckhorn Portfolio, Inc. (a)	2,392	50,376
Tootsie Roll Industries, Inc.	2,052	72,538
United Natural Foods, Inc. (a)	897	35,342
Universal Corp.	1,557	94,199
USANA Health Sciences, Inc. (a)	859	62,157
Utz Brands, Inc.	3,222	44,528
Vector Group Ltd.	4,592	48,216
WD-40 Co.	285	57,388
Weis Markets, Inc. (c)	1,134	84,528
		1,724,543
Energy (2.6%):
Arch Resources, Inc.	328	46,934
Archrock, Inc.	5,891	48,719
Brigham Minerals, Inc.	2,192	53,989
Centennial Resource Development, Inc., Class A (a)	3,123	18,676
CONSOL Energy, Inc. (a)	851	42,022
Core Laboratories NV	1,348	26,704
CVR Energy, Inc.	1,771	59,328
Gulfport Energy Corp. (a)	726	57,724
Laredo Petroleum, Inc. (a)	276	19,027
Noble Corp. (a)	1,684	42,689
Oasis Petroleum, Inc.	306	37,225
PBF Energy, Inc., Class A (a)	1,483	43,037

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Peabody Energy Corp. (a) (c)	1,024	$21,842
RPC, Inc. (a)	3,372	23,300
World Fuel Services Corp. (c)	1,728	35,355
		576,571
Financials (24.9%):
1st Source Corp.	1,423	64,604
A-Mark Precious Metals, Inc.	1,204	38,829
Amerant Bancorp, Inc.	1,679	47,214
AMERISAFE, Inc.	1,310	68,133
AssetMark Financial Holdings, Inc. (a)	3,248	60,965
Atlanticus Holdings Corp. (a)	585	20,574
B Riley Financial, Inc.	704	29,744
Banc of California, Inc.	2,875	50,658
BancFirst Corp.	995	95,231
Banner Corp.	1,000	56,210
Berkshire Hills Bancorp, Inc.	2,045	50,655
BGC Partners, Inc., Class A	11,576	39,011
Blucora, Inc. (a)	3,193	58,943
Brightsphere Investment Group, Inc.	2,588	46,610
Brookline Bancorp, Inc.	4,235	56,368
Byline Bancorp, Inc.	2,305	54,859
Capitol Federal Financial, Inc.	8,054	73,936
City Holding Co.	1,004	80,200
CNO Financial Group, Inc.	2,768	50,073
Columbia Banking System, Inc.	1,433	41,055
Columbia Financial, Inc. (a) (c)	3,978	86,760
ConnectOne Bancorp, Inc.	2,032	49,682
Customers Bancorp, Inc. (a)	604	20,476
Dime Community Bancshares, Inc.	2,114	62,680
Donnelley Financial Solutions, Inc. (a)	1,283	37,579
Eagle Bancorp, Inc.	1,125	53,336
Employers Holdings, Inc.	2,041	85,498
Encore Capital Group, Inc. (a)	1,063	61,410
Enova International, Inc. (a)	1,084	31,241
Enterprise Financial Services Corp.	1,464	60,756
FB Financial Corp.	1,430	56,085
Federal Agricultural Mortgage Corp., Class C	568	55,465
First BanCorp/Puerto Rico	3,930	50,736
First Bancorp/Southern Pines NC	1,356	47,324
First Busey Corp.	2,406	54,977
First Commonwealth Financial Corp.	4,067	54,579
First Financial Bancorp	2,541	49,295
First Foundation, Inc.	2,326	47,636
First Merchants Corp.	1,481	52,753
FirstCash Holdings, Inc.	883	61,377
Fulton Financial Corp.	3,601	52,034
GCM Grosvenor, Inc., Class A	7,224	49,484
Genworth Financial, Inc. (a)	11,667	41,185
German American Bancorp, Inc.	1,574	53,799
Green Dot Corp., Class A (a)	1,755	44,068

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Heartland Financial USA, Inc.	1,338	$55,581
Heritage Financial Corp.	2,476	62,296
Hilltop Holdings, Inc.	2,078	55,400
HomeStreet, Inc.	1,296	44,932
Hope Bancorp, Inc.	3,460	47,886
Horace Mann Educators Corp.	1,819	69,813
Horizon Bancorp, Inc.	3,330	58,009
International Bancshares Corp.	1,431	57,355
Kearny Financial Corp.	6,005	66,716
Lakeland Bancorp, Inc.	3,876	56,667
Lakeland Financial Corp.	813	53,999
LendingClub Corp. (a)	997	11,655
LendingTree, Inc. (a)	284	12,445
Live Oak Bancshares, Inc.	592	20,063
Merchants Bancorp	2,050	46,474
Meta Financial Group, Inc.	993	38,399
Metropolitan Bank Holding Corp. (a)	480	33,322
National Bank Holdings Corp., Class A	1,520	58,170
Navient Corp.	2,677	37,451
NBT Bancorp, Inc.	1,889	71,008
Nicolet Bankshares, Inc. (a)	800	57,872
NMI Holdings, Inc., Class A (a)	2,255	37,546
Northwest Bancshares, Inc. (c)	6,142	78,618
OceanFirst Financial Corp.	2,982	57,046
OFG Bancorp	1,875	47,625
Open Lending Corp., Class A (a)	1,430	14,629
Origin Bancorp, Inc.	1,528	59,286
Palomar Holdings, Inc. (a)	680	43,792
Park National Corp.	494	59,898
Peoples Bancorp, Inc.	2,451	65,197
Piper Sandler Cos.	369	41,830
PJT Partners, Inc., Class A	1,018	71,545
PRA Group, Inc. (a)	1,691	61,485
Preferred Bank	885	60,198
Premier Financial Corp.	1,986	50,345
ProAssurance Corp.	2,589	61,178
PROG Holdings, Inc. (a)	1,394	23,001
Provident Financial Services, Inc.	3,199	71,210
Renasant Corp.	1,728	49,784
S&T Bancorp, Inc.	2,038	55,902
Safety Insurance Group, Inc. (c)	1,137	110,403
Sandy Spring Bancorp, Inc.	1,306	51,025
Seacoast Banking Corp. of Florida	1,579	52,170
SiriusPoint Ltd. (a)	9,686	52,498
Southside Bancshares, Inc. (c)	1,679	62,828
Stewart Information Services Corp.	1,059	52,685
Stock Yards Bancorp, Inc.	1,261	75,433
StoneX Group, Inc. (a)	731	57,069
The Bancorp, Inc. (a)	1,362	26,586
Tompkins Financial Corp. (b)	864	62,294
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Towne Bank	2,268	$61,576
TriCo Bancshares	1,583	72,248
Triumph Bancorp, Inc. (a)	431	26,963
Trustmark Corp.	1,964	57,329
Veritex Holdings, Inc.	1,413	41,344
Victory Capital Holdings, Inc., Class A (d)	1,478	35,620
Virtus Investment Partners, Inc.	216	36,940
Washington Federal, Inc.	1,993	59,830
Washington Trust Bancorp, Inc.	1,286	62,204
WesBanco, Inc.	1,625	51,529
Westamerica Bancorp	1,363	75,865
World Acceptance Corp. (a)	154	17,285
		5,631,439
Health Care (10.1%):
AdaptHealth Corp. (a)	2,207	39,814
Addus HomeCare Corp. (a)	509	42,390
Agiliti, Inc. (a)	2,042	41,881
Allscripts Healthcare Solutions, Inc. (a)	2,930	43,452
Amneal Pharmaceuticals, Inc. (a)	9,146	29,084
Amphastar Pharmaceuticals, Inc. (a)	2,033	70,728
AnaptysBio, Inc. (a)	1,281	26,004
Apollo Medical Holdings, Inc. (a) (b)	431	16,632
Arcus Biosciences, Inc. (a)	768	19,461
Atrion Corp.	79	49,680
Avanos Medical, Inc. (a)	1,380	37,729
Aveanna Healthcare Holdings, Inc. (a)	7,647	17,282
Avid Bioservices, Inc. (a)	1,544	23,561
Bioventus, Inc., Class A (a)	3,230	22,029
Catalyst Pharmaceuticals, Inc. (a)	4,906	34,391
Collegium Pharmaceutical, Inc. (a)	2,083	36,911
Community Health Systems, Inc. (a)	2,858	10,718
Corcept Therapeutics, Inc. (a)	1,676	39,855
CorVel Corp. (a)	350	51,545
Cross Country Healthcare, Inc. (a)	1,259	26,225
Cutera, Inc. (a)	1,157	43,388
Dynavax Technologies Corp. (a)	1,975	24,865
Emergent BioSolutions, Inc. (a)	706	21,914
Fulgent Genetics, Inc. (a)	468	25,520
Haemonetics Corp. (a)	677	44,127
Hanger, Inc. (a)	2,799	40,082
Harmony Biosciences Holdings, Inc. (a)	943	45,990
Innovage Holding Corp. (a) (b)	4,332	18,974
Innoviva, Inc. (a)	2,793	41,225
Integer Holdings Corp. (a)	757	53,490
Ironwood Pharmaceuticals, Inc. (a)	5,804	66,920
iTeos Therapeutics, Inc. (a)	772	15,903
LeMaitre Vascular, Inc.	1,178	53,658
Ligand Pharmaceuticals, Inc. (a)	356	31,762
MEDNAX, Inc. (a)	2,332	48,995
Meridian Bioscience, Inc. (a)	1,512	45,995

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mesa Laboratories, Inc.	273	$55,676
Multiplan Corp. (a) (b)	6,761	37,118
National HealthCare Corp. (c)	1,096	76,610
National Research Corp.	1,472	56,348
Natus Medical, Inc. (a)	1,777	58,232
NextGen Healthcare, Inc. (a)	3,234	56,401
OptimizeRx Corp. (a) (c)	667	18,269
Organogenesis Holdings, Inc. (a)	4,153	20,267
Pacira BioSciences, Inc. (a)	808	47,106
Patterson Cos., Inc. (c)	2,046	61,994
Phibro Animal Health Corp., Class A	2,357	45,089
Prestige Consumer Healthcare, Inc. (a)	1,201	70,619
Prothena Corp. PLC (a)	766	20,797
RadNet, Inc. (a)	1,524	26,335
REGENXBIO, Inc. (a)	1,028	25,392
Simulations Plus, Inc.	962	47,455
Supernus Pharmaceuticals, Inc. (a)	1,584	45,809
Syndax Pharmaceuticals, Inc. (a)	2,199	42,309
U.S. Physical Therapy, Inc.	504	55,037
uniQure NV (a)	1,865	34,764
Varex Imaging Corp. (a)	2,262	48,384
Xencor, Inc. (a)	1,524	41,712
		2,293,903
Industrials (21.2%):
AAR Corp. (a)	1,244	52,049
ACCO Brands Corp.	6,322	41,283
AerSale Corp. (a)	2,294	33,286
Air Transport Services Group, Inc. (a)	1,877	53,926
Alamo Group, Inc.	521	60,660
Albany International Corp.	721	56,808
Altra Industrial Motion Corp.	1,189	41,912
ArcBest Corp.	398	28,007
Arcosa, Inc.	1,017	47,219
Astec Industries, Inc.	987	40,250
Atlas Air Worldwide Holdings, Inc. (a)	739	45,604
AZZ, Inc.	1,358	55,434
Barnes Group, Inc.	1,489	46,367
BlueLinx Holdings, Inc. (a)	285	19,041
Brady Corp., Class A	1,779	84,040
BrightView Holdings, Inc. (a)	3,698	44,376
CBIZ, Inc. (a)	2,047	81,798
Columbus McKinnon Corp.	1,300	36,881
Construction Partners, Inc., Class A (a)	1,758	36,813
CRA International, Inc.	557	49,751
CSW Industrials, Inc.	588	60,582
Daseke, Inc. (a)	3,594	22,966
Deluxe Corp.	1,633	35,387
Douglas Dynamics, Inc.	1,646	47,306
Dycom Industries, Inc. (a)	446	41,496
Eagle Bulk Shipping, Inc.	641	33,255

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Encore Wire Corp.	353	$36,684
Energy Recovery, Inc. (a)	2,731	53,036
Enerpac Tool Group Corp.	3,246	61,739
EnPro Industries, Inc.	559	45,799
ESCO Technologies, Inc.	1,035	70,763
Federal Signal Corp.	2,061	73,372
Forrester Research, Inc. (a)	1,313	62,814
Forward Air Corp.	566	52,049
Franklin Covey Co. (a)	1,082	49,967
Genco Shipping & Trading Ltd.	1,739	33,597
Gibraltar Industries, Inc. (a)	1,073	41,579
Global Industrial Co.	1,833	61,900
GMS, Inc. (a)	826	36,757
GrafTech International Ltd.	3,785	26,760
Granite Construction, Inc.	1,844	53,734
Great Lakes Dredge & Dock Corp. (a)	5,117	67,084
Griffon Corp.	2,327	65,226
H&E Equipment Services, Inc.	994	28,796
Healthcare Services Group	3,267	56,878
Heartland Express, Inc.	6,179	85,950
Heidrick & Struggles International, Inc.	1,469	47,537
Helios Technologies, Inc.	638	42,267
Heritage-Crystal Clean, Inc. (a)	2,258	60,876
HNI Corp.	1,542	53,492
Hub Group, Inc., Class A (a)	760	53,914
Huron Consulting Group, Inc. (a)	1,184	76,948
Hydrofarm Holdings Group, Inc. (a) (b)	1,389	4,834
ICF International, Inc.	870	82,650
IES Holdings, Inc. (a)	1,254	37,833
Insteel Industries, Inc.	1,297	43,670
Interface, Inc.	3,703	46,436
Janus International Group, Inc. (a)	4,016	36,264
JELD-WEN Holding, Inc. (a)	2,125	31,004
Kadant, Inc.	309	56,346
Kaman Corp.	1,285	40,156
KAR Auction Services, Inc. (a)	1,618	23,898
Kelly Services, Inc., Class A	1,993	39,521
Kennametal, Inc.	1,815	42,162
Kforce, Inc.	748	45,882
Lindsay Corp.	448	59,503
Marten Transport Ltd.	4,145	69,719
Maxar Technologies, Inc.	903	23,559
McGrath RentCorp	850	64,600
Moog, Inc., Class A	745	59,146
Mueller Water Products, Inc., Class A	5,083	59,624
MYR Group, Inc. (a)	620	54,641
NOW, Inc. (a)	3,888	38,025
NV5 Global, Inc. (a)	510	59,537
Omega Flex, Inc.	366	39,389
PAM Transportation Services, Inc. (a)	940	25,747

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
PGT Innovations, Inc. (a)	2,650	$44,096
Pitney Bowes, Inc.	7,568	27,396
Primoris Services Corp.	1,833	39,886
Proto Labs, Inc. (a)	651	31,144
Quanex Building Products Corp.	2,631	59,855
REV Group, Inc.	2,580	28,045
Rush Enterprises, Inc., Class A	1,235	59,527
Shoals Technologies Group, Inc., Class A (a)	1,685	27,769
SkyWest, Inc. (a)	1,250	26,563
SP Plus Corp. (a)	1,688	51,855
SPX Corp. (a)	1,260	66,578
Standex International Corp.	757	64,178
Steelcase, Inc., Class A	5,455	58,532
Sterling Infrastructure, Inc. (a)	1,482	32,485
Sun Country Airlines Holdings, Inc. (a)	1,376	25,236
Tennant Co.	1,057	62,627
Terex Corp.	1,076	29,450
The Gorman-Rupp Co.	1,893	53,572
The Greenbrier Cos., Inc.	1,094	39,373
The Shyft Group, Inc.	939	17,456
Titan International, Inc. (a)	2,911	43,956
Trinity Industries, Inc.	1,917	46,430
TrueBlue, Inc. (a)	1,832	32,793
Veritiv Corp. (a)	262	28,440
Wabash National Corp.	2,791	37,902
Werner Enterprises, Inc.	1,877	72,340
		4,787,645
Information Technology (9.5%):
3D Systems Corp. (a)	1,417	13,745
A10 Networks, Inc.	2,073	29,810
ACM Research, Inc., Class A (a)	998	16,796
Alpha & Omega Semiconductor Ltd. (a)	536	17,870
American Software, Inc., Class A	2,136	34,518
Avid Technology, Inc. (a)	1,031	26,755
Axcelis Technologies, Inc. (a)	516	28,297
Badger Meter, Inc.	616	49,828
Belden, Inc.	1,023	54,495
Benchmark Electronics, Inc.	2,523	56,919
Cambium Networks Corp. (a)	1,049	15,368
Cerence, Inc. (a)	742	18,721
CEVA, Inc. (a)	1,013	33,996
Clearfield, Inc. (a)	454	28,125
Cohu, Inc. (a)	1,240	34,410
CommVault Systems, Inc. (a)	808	50,823
Corsair Gaming, Inc. (a) (b)	1,896	24,895
CSG Systems International, Inc.	1,535	91,609
Digi International, Inc. (a)	2,912	70,529
Ebix, Inc. (b)	1,153	19,486
ePlus, Inc. (a)	1,196	63,532
EVERTEC, Inc.	1,755	64,724

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Extreme Networks, Inc. (a)	3,377	$30,123
Harmonic, Inc. (a)	4,014	34,801
Ichor Holdings Ltd. (a)	974	25,305
InterDigital, Inc.	1,147	69,738
Knowles Corp. (a)	4,718	81,763
Methode Electronics, Inc.	1,407	52,115
Mitek Systems, Inc. (a)	3,213	29,688
N-able, Inc. (a)	2,226	20,034
Napco Security Technologies, Inc. (a)	2,346	48,304
NETGEAR, Inc. (a)	2,351	43,541
NetScout Systems, Inc. (a)	1,963	66,448
OSI Systems, Inc. (a)	1,160	99,110
Paymentus Holdings, Inc., Class A (a) (b)	1,244	16,632
PC Connection, Inc.	1,129	49,732
Photronics, Inc. (a)	2,045	39,837
Plexus Corp. (a)	803	63,036
Progress Software Corp.	1,354	61,336
Rambus, Inc. (a)	2,261	48,589
Riot Blockchain, Inc. (a) (b)	1,158	4,852
Sanmina Corp. (a)	1,658	67,530
ScanSource, Inc. (a)	1,390	43,285
Super Micro Computer, Inc. (a)	1,167	47,088
TTM Technologies, Inc. (a)	5,343	66,788
Ultra Clean Holdings, Inc. (a)	690	20,541
Veeco Instruments, Inc. (a)	1,635	31,719
Verra Mobility Corp. (a)	3,478	54,639
Vishay Intertechnology, Inc.	3,581	63,813
Vizio Holding Corp., Class A (a)	2,365	16,129
		2,141,767
Materials (5.1%):
AdvanSix, Inc.	1,036	34,644
Chase Corp.	757	58,902
Greif, Inc., Class A	1,107	69,055
Hawkins, Inc.	1,160	41,795
Ingevity Corp. (a)	898	56,700
Innospec, Inc.	754	72,226
Intrepid Potash, Inc. (a)	519	23,505
Kronos Worldwide, Inc.	4,480	82,432
Materion Corp.	662	48,809
Minerals Technologies, Inc.	998	61,217
O-I Glass, Inc. (a)	3,651	51,114
Origin Materials, Inc. (a)	5,818	29,788
Orion Engineered Carbons SA	3,264	50,690
Pactiv Evergreen, Inc.	4,703	46,842
Ramaco Resources, Inc.	1,549	20,369
Ryerson Holding Corp.	1,224	26,059
Schnitzer Steel Industries, Inc.	800	26,272
Schweitzer-Mauduit International, Inc.	1,654	41,548
Stepan Co.	819	83,006
SunCoke Energy, Inc.	5,140	35,003

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
TimkenSteel Corp. (a)	1,669	$31,227
TriMas Corp.	1,958	54,217
Trinseo PLC	830	31,922
Warrior Met Coal, Inc.	1,157	35,416
Worthington Industries, Inc.	972	42,865
		1,155,623
Real Estate (0.7%):
Anywhere Real Estate, Inc. (a)	2,630	25,853
Forestar Group, Inc. (a)	3,150	43,124
Marcus & Millichap, Inc.	1,271	47,014
The RMR Group, Inc., Class A	1,754	49,726
		165,717
Utilities (2.6%):
Chesapeake Utilities Corp.	671	86,928
MGE Energy, Inc.	1,302	101,335
Middlesex Water Co.	589	51,644
Northwest Natural Holding Co.	1,629	86,500
Otter Tail Corp. (c)	1,311	88,007
SJW Group	1,385	86,438
Unitil Corp. (c)	1,553	91,192
		592,044
Total Common Stocks (Cost $23,695,380)		22,530,994
Collateral for Securities Loaned (1.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (e)	8,199	8,199
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (e)	4,092	4,092
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (e)	51,033	51,033
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (e)	32,627	32,627
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (e)	21,758	21,758
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (e)	146,696	146,696
Total Collateral for Securities Loaned (Cost $264,405)		264,405
Total Investments (Cost $23,959,785) — 100.8%		22,795,399
Liabilities in excess of other assets — (0.8)%		(178,636)
NET ASSETS — 100.00%		$22,616,763

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Affiliated security (See Note 10 in the Notes to Financial Statements).

(e)  Rate disclosed is the daily yield on June 30, 2022.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

CVR — Contingent Value Right

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	9/16/22	$82,734	$85,400	$2,666
Total unrealized appreciation					$2,666
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$2,666

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.1%)
Australia (5.2%):
Communication Services (0.4%):
REA Group Ltd.	1,773	$136,829
Telstra Corp. Ltd.	101,549	269,803
		406,632
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	7,897	187,361
Wesfarmers Ltd.	6,706	193,951
		381,312
Consumer Staples (0.6%):
Coles Group Ltd.	22,477	276,257
Woolworths Group Ltd.	9,962	244,741
		520,998
Energy (0.4%):
Santos Ltd.	31,729	162,469
Woodside Energy Group Ltd.	8,450	185,670
		348,139
Financials (1.7%):
ASX Ltd.	4,603	259,553
Australia & New Zealand Banking Group Ltd.	15,503	235,690
Commonwealth Bank of Australia	3,261	203,392
Macquarie Group Ltd.	1,768	200,717
National Australia Bank Ltd.	14,214	268,670
QBE Insurance Group Ltd.	21,625	181,319
Westpac Banking Corp.	15,547	209,215
		1,558,556
Health Care (0.9%):
Cochlear Ltd.	1,117	153,166
CSL Ltd.	1,070	198,675
Ramsay Health Care Ltd.	5,866	296,484
Sonic Healthcare Ltd.	9,294	211,718
		860,043
Materials (0.8%):
BHP Group Ltd.	5,653	160,921
Fortescue Metals Group Ltd.	9,466	114,514
Newcrest Mining Ltd.	10,215	147,261
Rio Tinto Ltd.	2,084	147,700
South32 Ltd.	49,487	134,554
		704,950
		4,780,630
Austria (0.4%):
Energy (0.2%):
OMV AG	3,250	152,423

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (0.1%):
Erste Group Bank AG	4,089	$103,684
Utilities (0.1%):
Verbund AG	1,354	132,438
		388,545
Belgium (1.2%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA	2,915	156,871
Financials (0.6%):
Groupe Bruxelles Lambert SA	3,266	272,674
KBC Group NV	2,815	157,919
Sofina SA	572	116,872
		547,465
Health Care (0.2%):
UCB SA	2,248	189,944
Materials (0.2%):
Solvay SA, Class A	2,136	173,050
		1,067,330
Canada (14.7%):
Communication Services (1.4%):
BCE, Inc. (a)	10,787	530,298
Rogers Communications, Inc., Class B (b)	6,007	287,888
TELUS Corp. (a) (b)	20,666	460,368
		1,278,554
Consumer Discretionary (0.7%):
Dollarama, Inc.	5,827	335,585
Magna International, Inc.	2,351	129,113
Restaurant Brands International, Inc.	4,459	223,712
		688,410
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	5,182	202,166
George Weston Ltd.	2,737	319,785
Loblaw Cos. Ltd.	4,013	361,981
Metro, Inc.	6,523	350,174
		1,234,106
Energy (2.0%):
Canadian Natural Resources Ltd.	2,999	161,182
Cenovus Energy, Inc.	8,222	156,454
Enbridge, Inc.	8,039	339,549
Imperial Oil Ltd. (b)	3,595	169,499
Pembina Pipeline Corp.	8,684	307,010
Suncor Energy, Inc.	4,773	167,482
TC Energy Corp.	5,981	309,878
Tourmaline Oil Corp.	3,675	191,117
		1,802,171

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (4.1%):
Bank of Montreal	2,866	$275,644
Brookfield Asset Management, Inc., Class A	3,939	175,250
Canadian Imperial Bank of Commerce	5,142	249,749
Fairfax Financial Holdings Ltd.	473	250,686
Great-West Lifeco, Inc.	15,030	367,050
Intact Financial Corp.	2,706	381,741
Manulife Financial Corp.	12,811	222,177
National Bank of Canada (b)	4,372	286,949
Power Corp. of Canada	13,714	352,920
Royal Bank of Canada	3,832	371,111
Sun Life Financial, Inc.	7,359	337,245
The Bank of Nova Scotia	5,031	297,794
The Toronto-Dominion Bank	4,010	263,002
		3,831,318
Industrials (1.4%):
Canadian National Railway Co.	1,956	220,054
Canadian Pacific Railway Ltd.	3,194	223,133
Thomson Reuters Corp.	3,011	313,944
Waste Connections, Inc.	2,492	309,031
WSP Global, Inc.	1,733	195,976
		1,262,138
Information Technology (0.8%):
CGI, Inc. (c)	3,119	248,502
Constellation Software, Inc.	132	195,987
Open Text Corp.	6,409	242,466
Shopify, Inc., Class A (c)	1,270	39,689
		726,644
Materials (1.3%):
Aginco Eagle Mines Ltd.	3,210	146,957
Barrick Gold Corp. (b)	7,876	139,283
First Quantum Minerals Ltd.	3,739	70,945
Franco-Nevada Corp.	1,449	190,633
Ivanhoe Mines Ltd. (c)	12,753	73,426
Nutrien Ltd.	2,258	179,851
Teck Resources Ltd., Class B	3,603	110,190
West Fraser Timber Co. Ltd.	1,773	136,068
Wheaton Precious Metals Corp.	4,401	158,600
		1,205,953
Utilities (1.7%):
Emera, Inc.	11,491	538,390
Fortis, Inc.	10,096	477,344
Hydro One Ltd. (d)	20,820	559,891
		1,575,625
		13,604,919

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Denmark (1.9%):
Consumer Staples (0.2%):
Carlsberg AS, Class B	1,520	$193,630
Financials (0.5%):
Danske Bank A/S	10,957	154,866
Tryg A/S	13,527	303,749
		458,615
Health Care (0.6%):
Coloplast A/S, Class B	1,422	161,990
Genmab A/S (c)	515	166,698
Novo Nordisk A/S, Class B	1,656	183,699
		512,387
Industrials (0.3%):
AP Moller — Maersk A/S, Class B	47	109,645
DSV A/S	980	136,883
Vestas Wind Systems A/S (b)	2,957	62,462
		308,990
Materials (0.2%):
Novozymes A/S, B Shares	3,370	202,303
Utilities (0.1%):
Orsted A/S (d)	1,001	104,650
		1,780,575
Finland (1.5%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	6,837	161,257
Energy (0.2%):
Neste Oyj	3,875	171,504
Financials (0.2%):
Sampo Oyj, A Shares	5,504	239,450
Industrials (0.2%):
Kone Oyj, Class B	3,771	179,229
Information Technology (0.2%):
Nokia Oyj	33,711	156,814
Materials (0.4%):
Stora Enso Oyj, Class R	9,472	148,524
UPM-Kymmene Oyj	6,525	198,339
		346,863
Utilities (0.1%):
Fortum Oyj	8,906	133,583
		1,388,700
France (7.7%):
Communication Services (0.8%):
Bollore SE	42,183	195,361
Orange SA	29,292	344,366

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Publicis Groupe SA	3,193	$156,107
Vivendi SE	5,123	52,047
		747,881
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA	6,404	174,295
EssilorLuxottica SA	1,220	182,672
Hermes International	127	141,987
Kering SA	232	119,138
LVMH Moet Hennessy Louis Vuitton SE	248	151,157
Sodexo SA	2,230	156,692
		925,941
Consumer Staples (0.9%):
Carrefour SA (b)	9,947	175,983
Danone SA	4,199	234,329
L'Oreal SA	595	205,299
Pernod Ricard SA	1,237	227,212
		842,823
Energy (0.2%):
TotalEnergies SE (b)	4,113	217,075
Financials (0.8%):
Amundi SA (d)	3,210	175,571
AXA SA	8,860	201,081
BNP Paribas SA (b)	2,961	140,747
Credit Agricole SA	16,417	150,188
Societe Generale SA	5,108	111,807
		779,394
Health Care (0.6%):
BioMerieux	1,593	155,565
Euroapi SA (b) (c)	120	1,893
Sanofi	2,770	279,618
Sartorius Stedim Biotech	327	102,549
		539,625
Industrials (2.0%):
Airbus SE	1,251	121,183
Bouygues SA	8,133	250,199
Bureau Veritas SA (b)	10,125	259,390
Cie de Saint-Gobain	2,886	123,816
Legrand SA	2,891	213,437
Safran SA	1,192	117,666
Schneider Electric SE	1,306	154,496
Teleperformance	604	185,621
Thales SA	1,811	222,110
Vinci SA	2,151	191,484
		1,839,402

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Information Technology (0.6%):
Capgemini SE	948	$162,358
Dassault Systemes SE	4,246	156,225
Edenred	4,625	217,928
		536,511
Materials (0.3%):
Air Liquide SA	1,936	259,897
Utilities (0.5%):
Electricite de France SA	15,253	124,756
Engie SA	17,007	195,413
Veolia Environnement SA (b) (c)	5,978	145,883
		466,052
		7,154,601
Germany (6.4%):
Communication Services (0.3%):
Deutsche Telekom AG	12,995	257,972
Consumer Discretionary (0.8%):
adidas AG	802	141,815
Bayerische Motoren Werke AG	1,895	145,861
Continental AG	1,851	128,975
Mercedes-Benz Group AG	2,205	127,580
Puma SE	2,393	157,564
Zalando SE (b) (c) (d)	2,126	55,602
		757,397
Consumer Staples (0.3%):
Beiersdorf AG	2,789	284,867
Financials (1.4%):
Allianz SE, Registered Shares	1,060	202,275
Commerzbank AG (c)	15,425	108,061
Deutsche Bank AG, Registered Shares	11,062	96,412
Deutsche Boerse AG	1,758	293,989
Hannover Rueck SE	1,201	174,290
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	813	190,987
Talanx AG	6,020	229,098
		1,295,112
Health Care (0.9%):
Bayer AG, Registered Shares	3,946	234,516
Carl Zeiss Meditec AG	936	111,706
Fresenius Medical Care AG & Co. KGaA	3,233	161,349
Fresenius SE & Co. KGaA	6,138	185,867
Merck KGaA	973	164,141
		857,579
Industrials (0.9%):
Brenntag SE	2,967	193,058
Deutsche Post AG, Registered Shares	4,178	156,460

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
KION Group AG	2,376	$98,562
Knorr-Bremse AG	2,023	115,354
MTU Aero Engines AG	642	116,846
Siemens AG, Registered Shares	1,296	131,843
		812,123
Information Technology (0.3%):
Infineon Technologies AG	4,494	108,727
SAP SE	1,949	177,525
		286,252
Materials (0.8%):
BASF SE	3,481	151,458
Evonik Industries AG	9,870	210,559
HeidelbergCement AG	3,144	151,010
Symrise AG	2,345	255,169
		768,196
Real Estate (0.3%):
Deutsche Wohnen SE	6,557	150,737
Vonovia SE	4,360	134,312
		285,049
Utilities (0.4%):
E.ON SE	20,719	173,849
RWE AG	4,225	155,297
		329,146
		5,933,693
Hong Kong (4.0%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd.	21,000	125,252
Financials (0.7%):
AIA Group Ltd.	18,330	198,680
Hang Seng Bank Ltd.	13,638	240,724
Hong Kong Exchanges & Clearing Ltd.	3,812	187,525
		626,929
Industrials (0.8%):
CK Hutchison Holdings Ltd.	41,435	280,137
Jardine Matheson Holdings Ltd.	3,900	204,984
SITC International Holdings Co. Ltd.	24,530	69,402
Techtronic Industries Co. Ltd.	8,343	87,028
Xinyi Glass Holdings Ltd.	37,536	90,030
		731,581
Real Estate (0.9%):
CK Asset Holdings Ltd.	35,350	250,035
Henderson Land Development Co. Ltd.	48,962	183,453
Sun Hung Kai Properties Ltd.	22,196	262,224
The Wharf Holdings Ltd.	46,000	167,665
		863,377

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (1.5%):
CK Infrastructure Holdings Ltd.	51,249	$314,159
CLP Holdings Ltd.	51,791	429,688
Hong Kong & China Gas Co. Ltd.	236,281	254,451
Power Assets Holdings Ltd. (a)	64,316	404,506
		1,402,804
		3,749,943
Ireland (0.8%):
Consumer Staples (0.2%):
Kerry Group PLC	2,278	218,019
Industrials (0.3%):
Experian PLC	5,552	162,580
Kingspan Group PLC	1,536	92,381
		254,961
Materials (0.3%):
CRH PLC	4,644	160,577
Smurfit Kappa Group PLC	4,430	148,908
		309,485
		782,465
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM	22,147	185,024
Bank Leumi Le-Israel BM	22,143	196,980
		382,004
Information Technology (0.1%):
Nice Ltd. (c)	688	132,164
Materials (0.2%):
ICL Group Ltd.	15,267	138,612
		652,780
Italy (2.2%):
Consumer Discretionary (0.1%):
Moncler SpA	2,873	123,213
Energy (0.2%):
Eni SpA	14,565	172,879
Financials (0.7%):
Assicurazioni Generali SpA	15,067	240,360
Intesa Sanpaolo SpA	73,246	136,610
Poste Italiane SpA (d)	20,202	188,646
UniCredit SpA	10,593	100,616
		666,232
Industrials (0.3%):
Atlantia SpA	12,680	297,343

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Information Technology (0.1%):
Nexi SpA (b) (c) (d)	11,396	$94,380
Utilities (0.8%):
Enel SpA	30,323	165,852
Snam SpA	56,100	293,849
Terna — Rete Elettrica Nazionale	33,436	262,337
		722,038
		2,076,085
Japan (19.6%):
Communication Services (1.5%):
Dentsu Group, Inc.	4,300	129,165
KDDI Corp.	8,300	262,411
Nexon Co. Ltd.	5,500	112,627
Nintendo Co. Ltd. (a)	400	173,021
Nippon Telegraph & Telephone Corp.	10,100	290,060
Softbank Corp.	27,100	300,945
SoftBank Group Corp.	2,700	104,191
Z Holdings Corp.	27,900	81,524
		1,453,944
Consumer Discretionary (2.9%):
Aisin Corp.	4,700	145,511
Bandai Namco Holdings, Inc.	2,300	162,404
Bridgestone Corp. (b)	4,600	167,846
Denso Corp.	2,400	127,519
Fast Retailing Co. Ltd.	300	157,187
Honda Motor Co. Ltd.	6,600	160,208
Isuzu Motors Ltd.	12,300	136,092
Nissan Motor Co. Ltd.	29,400	114,470
Nitori Holdings Co. Ltd.	1,300	123,570
Panasonic Corp.	16,500	133,365
Sekisui House Ltd.	11,900	208,465
Shimano, Inc.	600	101,371
Sony Group Corp.	1,400	114,499
Subaru Corp.	12,100	215,090
Sumitomo Electric Industries Ltd.	13,800	152,486
Suzuki Motor Corp.	4,100	128,869
Toyota Industries Corp.	2,400	148,607
Toyota Motor Corp.	10,700	165,635
		2,663,194
Consumer Staples (2.0%):
Ajinomoto Co., Inc.	7,300	177,576
Asahi Group Holdings Ltd.	4,900	160,552
Japan Tobacco, Inc.	16,000	276,692
Kao Corp. (b)	5,600	225,882
Kikkoman Corp.	2,100	111,455
Kirin Holdings Co. Ltd.	14,900	234,769
Seven & i Holdings Co. Ltd.	4,500	174,713

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Shiseido Co. Ltd.	3,000	$120,434
Suntory Beverage & Food Ltd.	5,300	200,420
Unicharm Corp.	5,200	174,023
		1,856,516
Energy (0.4%):
ENEOS Holdings, Inc.	63,300	239,696
Inpex Corp.	12,700	137,616
		377,312
Financials (2.7%):
Dai-ichi Life Holdings, Inc.	8,800	162,819
Japan Post Bank Co. Ltd.	24,700	192,087
Japan Post Holdings Co. Ltd.	31,000	221,451
Mitsubishi UFJ Financial Group, Inc.	37,000	198,937
Mizuho Financial Group, Inc.	20,370	231,689
MS&AD Insurance Group Holdings, Inc.	7,000	214,551
ORIX Corp.	10,800	181,194
Resona Holdings, Inc.	50,100	187,644
Sompo Holdings, Inc.	5,000	220,515
Sumitomo Mitsui Financial Group, Inc.	7,000	208,050
Sumitomo Mitsui Trust Holdings, Inc.	6,700	206,443
Tokio Marine Holdings, Inc.	4,300	250,500
		2,475,880
Health Care (2.4%):
Astellas Pharma, Inc.	12,000	187,085
Chugai Pharmaceutical Co. Ltd.	4,900	125,335
Daiichi Sankyo Co. Ltd.	6,100	154,546
Eisai Co. Ltd.	2,900	122,383
Hoya Corp.	1,200	102,477
Kyowa Kirin Co. Ltd.	7,500	168,620
M3, Inc.	3,600	103,441
Olympus Corp.	7,200	144,706
Ono Pharmaceutical Co. Ltd.	10,400	266,938
Otsuka Holdings Co. Ltd.	6,800	241,504
Shionogi & Co. Ltd.	2,300	116,221
Sysmex Corp.	1,600	96,311
Takeda Pharmaceutical Co. Ltd.	9,400	264,553
Terumo Corp.	5,300	159,711
		2,253,831
Industrials (3.3%):
Daikin Industries Ltd.	900	144,294
FANUC Corp.	800	125,254
Hitachi Ltd.	3,300	156,608
ITOCHU Corp.	6,800	183,809
Komatsu Ltd.	7,900	175,167
Kubota Corp. (b)	8,700	129,993
Marubeni Corp.	17,100	154,286
Mitsubishi Corp.	6,400	190,453
Mitsubishi Electric Corp.	18,800	201,082

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mitsui & Co. Ltd.	7,200	$158,930
Nidec Corp.	2,100	129,721
Nippon Yusen KK	1,000	68,333
Recruit Holdings Co. Ltd.	3,100	91,291
Secom Co. Ltd.	3,800	234,818
SG Holdings Co. Ltd.	8,600	145,108
SMC Corp.	300	133,724
Sumitomo Corp.	14,800	202,592
Toshiba Corp.	5,400	219,527
Toyota Tsusho Corp.	3,600	117,559
Yaskawa Electric Corp.	4,200	135,294
		3,097,843
Information Technology (2.5%):
Advantest Corp.	1,700	90,977
Canon, Inc. (b)	8,400	191,022
FUJIFILM Holdings Corp.	3,100	166,311
Fujitsu Ltd.	1,100	137,561
Keyence Corp.	300	102,565
Kyocera Corp.	3,900	208,598
Lasertec Corp.	600	71,429
Murata Manufacturing Co. Ltd.	2,700	147,200
NEC Corp.	4,000	155,388
Nomura Research Institute Ltd.	4,778	127,146
NTT Data Corp.	9,900	136,904
Obic Co. Ltd.	1,200	169,748
Omron Corp.	2,500	126,990
Renesas Electronics Corp. (c)	11,000	99,978
Shimadzu Corp.	5,000	158,116
TDK Corp.	3,800	117,367
Tokyo Electron Ltd.	300	97,966
		2,305,266
Materials (1.0%):
Asahi Kasei Corp.	21,000	160,372
Mitsubishi Chemical Holdings Corp.	26,200	142,337
Nippon Paint Holdings Co. Ltd.	12,300	91,665
Nippon Steel Corp.	7,700	107,786
Nitto Denko Corp.	2,500	161,802
Shin-Etsu Chemical Co. Ltd.	1,200	135,338
Sumitomo Metal Mining Co. Ltd.	3,500	109,649
		908,949
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	8,000	186,466
Mitsubishi Estate Co. Ltd.	17,700	256,902
Mitsui Fudosan Co. Ltd.	9,000	193,554
Sumitomo Realty & Development Co. Ltd.	6,900	182,240
		819,162
		18,211,897

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Korea, Republic Of (3.4%):
Communication Services (0.2%):
Kakao Corp.	1,720	$92,619
NAVER Corp.	647	119,621
		212,240
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	1,078	165,258
Hyundai Motor Co.	1,643	228,458
Kia Corp.	3,166	188,531
LG Electronics, Inc.	1,315	89,450
		671,697
Consumer Staples (0.1%):
LG Household & Health Care Ltd.	197	103,197
Energy (0.1%):
SK Innovation Co. Ltd.	785	116,108
Financials (0.6%):
Hana Financial Group, Inc.	4,673	141,655
KB Financial Group, Inc.	3,922	145,477
Shinhan Financial Group Co. Ltd.	7,348	209,725
		496,857
Health Care (0.3%):
Celltrion, Inc.	860	118,257
Samsung Biologics Co. Ltd. (c) (d)	247	150,320
		268,577
Industrials (0.5%):
HMM Co. Ltd.	4,616	87,477
Samsung C&T Corp.	2,325	220,302
SK, Inc.	1,053	174,405
		482,184
Information Technology (0.6%):
Samsung Electro-Mechanics Co. Ltd.	1,099	110,484
Samsung Electronics Co. Ltd.	4,407	193,513
Samsung SDI Co. Ltd.	356	145,900
SK Hynix, Inc.	1,554	108,939
		558,836
Materials (0.3%):
LG Chem Ltd.	252	100,171
POSCO Holdings, Inc.	690	122,521
		222,692
		3,132,388
Luxembourg (0.4%):
Energy (0.2%):
Tenaris SA	11,886	152,812
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Health Care (0.1%):
Eurofins Scientific SE	1,556	$122,409
Materials (0.1%):
ArcelorMittal SA	3,693	83,234
		358,455
Netherlands (3.6%):
Communication Services (0.4%):
Koninklijke KPN NV	92,359	329,128
Consumer Discretionary (0.1%):
Prosus NV	1,970	128,969
Consumer Staples (0.9%):
Davide Campari-Milano NV	20,654	217,170
Heineken Holding NV	3,009	218,964
Heineken NV	2,274	207,295
Koninklijke Ahold Delhaize NV	8,583	223,573
		867,002
Financials (0.7%):
ABN AMRO Bank NV (d)	12,788	143,573
Aegon NV	33,861	146,460
ING Groep NV	15,345	151,636
NN Group NV	4,974	225,878
		667,547
Health Care (0.1%):
Koninklijke Philips NV	4,696	101,140
Industrials (0.5%):
Randstad NV	2,998	145,128
Wolters Kluwer NV	2,986	289,596
		434,724
Information Technology (0.5%):
Adyen NV (c) (d)	58	84,352
ASM International NV	391	97,752
ASML Holding NV	215	102,693
STMicroelectronics NV	3,923	123,316
		408,113
Materials (0.4%):
Akzo Nobel NV	2,534	166,264
Koninklijke DSM NV	1,414	203,126
		369,390
		3,306,013
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	9,510	118,623

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Norway (1.6%):
Communication Services (0.3%):
Telenor ASA	20,157	$268,206
Consumer Staples (0.2%):
Mowi ASA	8,503	193,546
Energy (0.3%):
Aker BP ASA	3,321	115,390
Equinor ASA	4,985	173,445
		288,835
Financials (0.5%):
DNB Bank ASA	10,282	184,381
Gjensidige Forsikring ASA	13,088	265,209
		449,590
Materials (0.3%):
Norsk Hydro ASA	15,312	85,788
Yara International ASA	3,518	147,076
		232,864
		1,433,041
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	9,983	216,944
Utilities (0.2%):
EDP — Energias de Portugal SA	42,013	195,983
		412,927
Singapore (1.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	174,700	318,208
Consumer Staples (0.3%):
Wilmar International Ltd.	80,200	233,267
Financials (0.9%):
DBS Group Holdings Ltd.	11,800	252,141
Oversea-Chinese Banking Corp. Ltd.	35,300	289,465
United Overseas Bank Ltd.	13,900	262,689
		804,295
		1,355,770
Spain (2.5%):
Communication Services (0.3%):
Telefonica SA	48,223	245,668
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	6,980	157,902
Energy (0.2%):
Repsol SA	14,842	218,498

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	26,611	$120,747
Banco Santander SA	49,400	139,135
CaixaBank SA	51,418	178,706
		438,588
Health Care (0.2%):
Grifols SA (c)	8,994	169,960
Industrials (0.2%):
Ferrovial SA	7,263	184,090
Utilities (0.9%):
Endesa SA	9,484	178,872
Iberdrola SA	19,202	199,106
Naturgy Energy Group SA	7,804	224,623
Red Electrica Corp. SA	14,315	270,362
		872,963
		2,287,669
Sweden (4.4%):
Communication Services (0.4%):
Telia Co. AB	87,707	336,101
Consumer Discretionary (0.2%):
Evolution AB (d)	785	71,412
H & M Hennes & Mauritz AB, Class B (b)	10,023	119,756
		191,168
Consumer Staples (0.6%):
Essity AB, Class B	9,813	256,358
Swedish Match AB	28,920	294,738
		551,096
Energy (0.0%): (e)
Orron Energy AB (b)	3,492	2,387
Financials (1.3%):
EQT AB	3,454	70,741
Industrivarden AB, Class C (b)	9,118	202,886
Investor AB, Class B	10,681	175,694
L E Lundbergforetagen AB, Class B	4,415	179,593
Skandinaviska Enskilda Banken AB, Class A	18,531	181,971
Svenska Handelsbanken AB, Class A	26,856	229,627
Swedbank AB, Class A	15,729	198,916
		1,239,428
Health Care (0.1%):
Getinge AB, B Shares	4,087	94,498
Industrials (1.1%):
Alfa Laval AB	5,591	134,851
Assa Abloy AB, Class B	7,746	164,629
Atlas Copco AB, Class A (c)	14,172	132,472
Epiroc AB, Class A	9,843	152,061

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Nibe Industrier AB, Class B	14,853	$111,570
Sandvik AB	8,720	141,450
Volvo AB, Class B	11,057	171,280
		1,008,313
Information Technology (0.3%):
Hexagon AB, Class B	13,475	140,032
Telefonaktiebolaget LM Ericsson, Class B	17,178	128,144
		268,176
Materials (0.3%):
Boliden AB	3,862	122,895
Svenska Cellulosa AB SCA, Class B	13,243	197,916
		320,811
Real Estate (0.1%):
Fastighets AB Balder, B Shares (c)	16,206	77,684
		4,089,662
Switzerland (6.4%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	586	323,789
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	1,101	117,251
The Swatch Group AG	555	131,700
		248,951
Consumer Staples (1.0%):
Barry Callebaut AG, Registered Shares	159	354,814
Chocoladefabriken Lindt & Spruengli AG	22	223,803
Nestle SA, Registered Shares	2,919	340,800
		919,417
Financials (1.3%):
Julius Baer Group Ltd.	3,306	152,537
Partners Group Holding AG	140	126,169
Swiss Life Holding AG	440	214,353
Swiss Re AG	2,901	224,847
UBS Group AG	10,308	166,202
Zurich Insurance Group AG	703	305,799
		1,189,907
Health Care (1.3%):
Alcon, Inc.	2,564	179,117
Lonza Group AG, Registered Shares	288	153,580
Novartis AG, Registered Shares	3,816	323,231
Roche Holding AG	773	257,977
Sonova Holding AG	465	148,098
Straumann Holding AG, Class R	980	117,713
		1,179,716

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (1.1%):
ABB Ltd., Registered Shares	6,617	$176,500
Geberit AG, Registered Shares	407	195,633
Kuehne + Nagel International AG, Class R	678	160,532
Schindler Holding AG	983	179,298
SGS SA, Registered Shares	112	256,386
VAT Group AG (d)	365	87,034
		1,055,383
Information Technology (0.1%):
Logitech International SA, Class R (b)	2,043	106,741
Materials (1.0%):
EMS-Chemie Holding AG	251	186,837
Givaudan SA, Registered Shares	61	214,538
Glencore PLC	29,309	158,775
Holcim AG	5,003	214,115
Sika AG, Registered Shares	581	133,913
		908,178
		5,932,082
United Kingdom (8.5%):
Communication Services (0.3%):
BT Group PLC	63,050	142,962
WPP PLC	13,242	132,899
		275,861
Consumer Discretionary (0.6%):
Compass Group PLC	7,689	157,218
Entain PLC (c)	6,187	93,751
InterContinental Hotels Group PLC	2,615	138,447
Next PLC	2,221	158,405
		547,821
Consumer Staples (1.5%):
Associated British Foods PLC	7,410	142,314
British American Tobacco PLC	6,301	269,907
Diageo PLC	6,042	259,622
Imperial Brands PLC	11,867	265,178
Tesco PLC	76,299	237,265
Unilever PLC	4,669	211,450
		1,385,736
Energy (0.4%):
BP PLC	33,826	159,861
Shell PLC	7,067	183,549
		343,410
Financials (2.0%):
3i Group PLC	11,252	151,806
Admiral Group PLC	6,068	165,726
Aviva PLC	42,838	209,229

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Barclays PLC	69,906	$130,278
HSBC Holdings PLC	29,860	194,650
Legal & General Group PLC	57,199	166,731
Lloyds Banking Group PLC	250,485	128,988
London Stock Exchange Group PLC	2,322	215,687
NatWest Group PLC	60,539	160,847
Schroders PLC	5,415	176,100
Standard Chartered PLC	21,004	158,138
		1,858,180
Health Care (0.7%):
AstraZeneca PLC	1,655	217,543
GSK PLC (a)	14,371	308,818
Smith & Nephew PLC	11,273	157,441
		683,802
Industrials (1.8%):
Ashtead Group PLC	2,782	116,443
BAE Systems PLC	27,231	275,150
Bunzl PLC	6,560	217,089
Ferguson PLC	1,671	186,862
Intertek Group PLC	3,216	164,630
RELX PLC	10,154	275,097
Rentokil Initial PLC	28,822	166,485
Rolls-Royce Holdings PLC (c)	85,232	86,048
Spirax-Sarco Engineering PLC	1,308	157,254
		1,645,058
Information Technology (0.2%):
Halma PLC	6,625	161,991
Materials (0.5%):
Anglo American PLC	2,547	91,045
Antofagasta PLC	6,527	91,753
Croda International PLC	2,190	172,507
Evraz PLC (a) (f) (g) (h) (i)	34,029	30,234
Rio Tinto PLC	2,151	128,712
		514,251
Utilities (0.5%):
National Grid PLC	21,980	281,428
SSE PLC	10,759	211,610
		493,038
		7,909,148
Total Common Stocks (Cost $93,316,079)		91,907,941
Collateral for Securities Loaned (3.4%)^
United States (3.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (j)	97,660	97,660
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (j)	48,737	48,737

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (j)	607,850	$607,850
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (j)	388,614	388,614
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (j)	259,162	259,162
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (j)	1,747,286	1,747,286
Total Collateral for Securities Loaned (Cost $3,149,309)		3,149,309
Total Investments (Cost $96,465,388) — 102.5%		95,057,250
Liabilities in excess of other assets — (2.5)%		(2,344,487)
NET ASSETS — 100.00%		$92,712,763

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $1,715,431 and amounted to 1.9% of net assets.

(e)  Amount represents less than 0.05% of net assets.

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(g)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(h)  Restricted security that is not registered under the Securities Act of 1933.

(i)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$213,602

(j)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	5	9/16/22	$467,990	$464,150	$(3,840)
Total unrealized appreciation					$—
Total unrealized depreciation					(3,840)
Total net unrealized appreciation (depreciation)					$(3,840)

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (4.9%):
AT&T, Inc.	125,171	$2,623,584
Lumen Technologies, Inc.	161,311	1,759,903
Omnicom Group, Inc.	27,572	1,753,855
Paramount Global, Class B	51,414	1,268,897
The Interpublic Group of Cos., Inc.	56,611	1,558,501
Verizon Communications, Inc.	89,048	4,519,186
Warner Bros. Discovery, Inc. (a) (b)	30,281	406,371
		13,890,297
Consumer Discretionary (4.3%):
Best Buy Co., Inc.	20,024	1,305,365
Darden Restaurants, Inc.	15,363	1,737,862
Genuine Parts Co.	25,162	3,346,546
Hasbro, Inc.	25,217	2,064,768
VF Corp.	39,922	1,763,355
Whirlpool Corp.	12,287	1,902,888
		12,120,784
Consumer Staples (15.9%):
Altria Group, Inc.	63,763	2,663,380
Campbell Soup Co.	78,674	3,780,286
Conagra Brands, Inc.	97,337	3,332,819
General Mills, Inc.	53,646	4,047,591
Kellogg Co.	57,600	4,109,184
Kimberly-Clark Corp.	30,617	4,137,888
PepsiCo, Inc.	28,782	4,796,808
Philip Morris International, Inc.	33,887	3,346,002
The Clorox Co.	15,461	2,179,692
The Coca-Cola Co.	70,262	4,420,182
The J.M. Smucker Co.	25,584	3,275,008
The Kraft Heinz Co.	79,011	3,013,480
Walgreens Boots Alliance, Inc.	55,777	2,113,948
		45,216,268
Electric Utilities (15.3%):
Alliant Energy Corp.	62,995	3,692,137
American Electric Power Co., Inc. (b)	46,348	4,446,627
Duke Energy Corp. (b)	40,996	4,395,181
Edison International	54,498	3,446,453
Entergy Corp.	30,490	3,434,394
Evergy, Inc. (b)	63,595	4,149,574
Eversource Energy (b)	42,576	3,596,395
Exelon Corp.	94,085	4,263,932
FirstEnergy Corp.	89,072	3,419,474
The Southern Co. (b)	64,950	4,631,584
Xcel Energy, Inc. (b)	55,605	3,934,610
		43,410,361

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Energy (6.9%):
Chevron Corp.	19,700	$2,852,166
Exxon Mobil Corp.	30,404	2,603,799
Kinder Morgan, Inc.	162,837	2,729,148
Marathon Petroleum Corp.	27,454	2,256,993
ONEOK, Inc.	35,173	1,952,101
Phillips 66	22,330	1,830,837
The Williams Cos., Inc.	98,261	3,066,726
Valero Energy Corp.	22,261	2,365,899
		19,657,669
Financials (16.4%):
Apollo Global Management, Inc.	31,719	1,537,737
Blackstone, Inc.	14,003	1,277,494
Citigroup, Inc.	46,166	2,123,174
Citizens Financial Group, Inc.	40,544	1,447,015
CME Group, Inc.	15,218	3,115,125
CNA Financial Corp.	65,087	2,922,406
Comerica, Inc.	21,452	1,574,148
Fidelity National Financial, Inc.	59,100	2,184,336
Franklin Resources, Inc.	66,305	1,545,570
Huntington Bancshares, Inc.	138,194	1,662,474
JPMorgan Chase & Co.	20,083	2,261,547
KeyCorp	91,615	1,578,526
Lincoln National Corp.	26,343	1,232,062
MetLife, Inc.	38,890	2,441,903
Morgan Stanley	26,439	2,010,950
Principal Financial Group, Inc.	33,974	2,269,123
Prudential Financial, Inc.	23,203	2,220,063
Regions Financial Corp.	84,113	1,577,119
State Street Corp.	23,849	1,470,291
T. Rowe Price Group, Inc.	16,670	1,893,879
The Allstate Corp.	25,024	3,171,292
Truist Financial Corp.	37,322	1,770,182
U.S. Bancorp	44,456	2,045,865
Webster Financial Corp.	31,869	1,343,278
		46,675,559
Health Care (9.9%):
AbbVie, Inc.	24,624	3,771,412
Amgen, Inc.	14,148	3,442,209
Bristol-Myers Squibb Co.	53,717	4,136,209
Cardinal Health, Inc.	45,270	2,366,263
Gilead Sciences, Inc. (b)	66,769	4,126,992
Johnson & Johnson (b)	27,030	4,798,095
Merck & Co., Inc.	34,753	3,168,431
Pfizer, Inc.	45,589	2,390,231
		28,199,842

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (3.0%):
3M Co.	23,345	$3,021,076
Cummins, Inc.	15,060	2,914,562
Watsco, Inc.	11,052	2,639,439
		8,575,077
Information Technology (5.8%):
Broadcom, Inc.	4,206	2,043,317
Cisco Systems, Inc.	58,325	2,486,978
Hewlett Packard Enterprise Co.	150,687	1,998,110
Intel Corp.	50,438	1,886,885
International Business Machines Corp.	25,180	3,555,164
NetApp, Inc.	32,825	2,141,503
Texas Instruments, Inc.	15,952	2,451,025
		16,562,982
Materials (5.5%):
Air Products and Chemicals, Inc.	14,022	3,372,011
Dow, Inc.	44,454	2,294,271
International Paper Co.	69,346	2,900,743
LyondellBasell Industries NV, Class A	24,570	2,148,892
Newmont Corp.	35,700	2,130,219
Packaging Corp. of America	20,101	2,763,887
		15,610,023
Multi-Utilities (11.3%):
Ameren Corp.	45,748	4,133,789
CMS Energy Corp.	61,900	4,178,250
Consolidated Edison, Inc. (b)	43,178	4,106,228
Dominion Energy, Inc.	46,033	3,673,894
DTE Energy Co.	34,529	4,376,551
NiSource, Inc.	135,518	3,996,426
Sempra Energy	24,202	3,636,834
WEC Energy Group, Inc. (b)	40,728	4,098,866
		32,200,838
Total Common Stocks (Cost $277,667,437)		282,119,700
Total Investments (Cost $277,667,437) — 99.2%		282,119,700
Other assets in excess of liabilities — 0.8%		2,187,348
NET ASSETS — 100.00%		$284,307,048

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	9/16/22	$1,776,474	$1,705,275	$(71,199)
Total unrealized appreciation					$—
Total unrealized depreciation					(71,199)
Total net unrealized appreciation (depreciation)					$(71,199)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (2.0%):
John Wiley & Sons, Inc., Class A	66,054	$3,154,739
Telephone & Data Systems, Inc.	142,908	2,256,517
		5,411,256
Consumer Discretionary (14.8%):
Big Lots, Inc. (a)	58,413	1,224,921
Camping World Holdings, Inc., Class A (a)	71,218	1,537,597
Dana, Inc.	109,842	1,545,477
Ethan Allen Interiors, Inc.	95,094	1,921,850
Franchise Group, Inc.	52,817	1,852,292
Guess?, Inc. (a)	87,943	1,499,428
Jack in the Box, Inc.	36,990	2,073,659
Kontoor Brands, Inc.	46,036	1,536,221
La-Z-Boy, Inc.	77,389	1,834,893
Monro, Inc.	53,753	2,304,929
Movado Group, Inc.	53,964	1,669,106
Oxford Industries, Inc.	29,636	2,629,899
Patrick Industries, Inc.	34,114	1,768,470
Rent-A-Center, Inc.	63,387	1,232,877
Smith & Wesson Brands, Inc.	84,697	1,112,072
Standard Motor Products, Inc.	86,378	3,886,146
Strategic Education, Inc.	36,415	2,570,171
Sturm Ruger & Co., Inc. (b)	43,847	2,790,861
The Aaron's Co., Inc.	89,623	1,304,015
The Buckle, Inc.	52,078	1,442,040
Wolverine World Wide, Inc.	110,060	2,218,809
		39,955,733
Consumer Staples (12.8%):
B&G Foods, Inc. (a)	124,999	2,972,476
Edgewell Personal Care Co.	72,187	2,491,895
Energizer Holdings, Inc.	115,815	3,283,355
Fresh Del Monte Produce, Inc.	112,970	3,336,004
Medifast, Inc.	12,586	2,271,899
Nu Skin Enterprises, Inc., Class A	58,521	2,533,959
SpartanNash Co.	133,678	4,033,065
The Andersons, Inc.	64,296	2,121,125
Universal Corp.	78,177	4,729,709
Vector Group Ltd.	230,529	2,420,555
Weis Markets, Inc. (b)	56,920	4,242,817
		34,436,859
Energy (2.6%):
Archrock, Inc.	295,754	2,445,886
Brigham Minerals, Inc.	110,026	2,709,940
World Fuel Services Corp. (b)	86,745	1,774,803
		6,930,629

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (22.9%):
B Riley Financial, Inc.	35,347	$1,493,411
Capitol Federal Financial, Inc.	396,079	3,636,005
Columbia Banking System, Inc. (a)	71,961	2,061,683
First Busey Corp.	120,806	2,760,417
First Financial Bancorp	127,538	2,474,237
Fulton Financial Corp.	180,778	2,612,242
GCM Grosvenor, Inc., Class A (a)	362,662	2,484,235
Heritage Financial Corp.	124,288	3,127,086
Hope Bancorp, Inc.	173,700	2,404,008
Kearny Financial Corp.	301,453	3,349,143
Navient Corp.	134,383	1,880,018
Northwest Bancshares, Inc. (b)	308,345	3,946,816
Park National Corp.	24,816	3,008,940
Peoples Bancorp, Inc.	123,065	3,273,529
Premier Financial Corp.	99,711	2,527,674
Provident Financial Services, Inc.	160,610	3,575,179
S&T Bancorp, Inc.	102,324	2,806,747
Safety Insurance Group, Inc. (b)	57,100	5,544,410
Southside Bancshares, Inc. (b)	84,290	3,154,132
Washington Trust Bancorp, Inc.	64,558	3,122,670
WesBanco, Inc.	81,586	2,587,092
		61,829,674
Health Care (3.4%):
National HealthCare Corp. (b)	55,029	3,846,527
Patterson Cos., Inc. (b)	102,719	3,112,386
Phibro Animal Health Corp., Class A	118,346	2,263,959
		9,222,872
Industrials (18.6%):
ACCO Brands Corp.	317,358	2,072,348
Brady Corp., Class A	89,305	4,218,768
Deluxe Corp.	81,968	1,776,247
Douglas Dynamics, Inc.	82,634	2,374,901
Eagle Bulk Shipping, Inc. (a)	32,203	1,670,692
Genco Shipping & Trading Ltd.	87,301	1,686,655
Global Industrial Co.	91,995	3,106,671
Granite Construction, Inc.	92,573	2,697,577
H&E Equipment Services, Inc.	49,919	1,446,153
Healthcare Services Group	163,994	2,855,136
HNI Corp.	77,415	2,685,526
Kaman Corp.	64,509	2,015,906
Kennametal, Inc.	91,100	2,116,253
McGrath RentCorp	42,650	3,241,400
Mueller Water Products, Inc., Class A	255,176	2,993,215
Pitney Bowes, Inc.	379,923	1,375,321
Steelcase, Inc., Class A	273,858	2,938,496
The Gorman-Rupp Co.	95,039	2,689,604
The Greenbrier Cos., Inc.	54,908	1,976,139

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Trinity Industries, Inc.	96,218	$2,330,400
Wabash National Corp.	140,096	1,902,504
		50,169,912
Information Technology (7.0%):
American Software, Inc., Class A	107,245	1,733,079
Benchmark Electronics, Inc.	126,678	2,857,856
CSG Systems International, Inc.	77,039	4,597,688
InterDigital, Inc.	57,594	3,501,715
Progress Software Corp.	67,982	3,079,585
Vishay Intertechnology, Inc.	179,770	3,203,501
		18,973,424
Materials (5.9%):
Greif, Inc., Class A	55,564	3,466,082
Kronos Worldwide, Inc.	224,881	4,137,810
Pactiv Evergreen, Inc.	236,076	2,351,317
Schweitzer-Mauduit International, Inc.	83,052	2,086,266
SunCoke Energy, Inc.	258,033	1,757,205
Worthington Industries, Inc.	48,776	2,151,022
		15,949,702
Real Estate (0.9%):
The RMR Group, Inc., Class A	88,044	2,496,047
Utilities (8.4%):
MGE Energy, Inc.	65,383	5,088,759
Northwest Natural Holding Co.	81,783	4,342,677
Otter Tail Corp. (b)	65,821	4,418,564
SJW Group	69,507	4,337,932
Unitil Corp. (b)	77,964	4,578,046
		22,765,978
Total Common Stocks (Cost $297,529,768)		268,142,086
Collateral for Securities Loaned (2.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (c)	235,026	235,026
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (c)	117,290	117,290
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	1,462,838	1,462,838
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (c)	935,231	935,231
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (c)	623,694	623,694
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (c)	4,204,982	4,204,982
Total Collateral for Securities Loaned (Cost $7,579,061)		7,579,061
Total Investments (Cost $305,108,829) — 102.1%		275,721,147
Liabilities in excess of other assets — (2.1)%		(5,702,215)
NET ASSETS — 100.00%		$270,018,932

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rate disclosed is the daily yield on June 30, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	19	9/16/22	$1,707,363	$1,622,600	$(84,763)
Total unrealized appreciation					$—
Total unrealized depreciation					(84,763)
Total net unrealized appreciation (depreciation)					$(84,763)

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (98.7%)
Australia (5.0%):
Communication Services (1.2%):
Telstra Corp. Ltd.	71,366	$189,611
Financials (1.9%):
Australia & New Zealand Banking Group Ltd.	10,840	164,799
Westpac Banking Corp.	10,870	146,276
		311,075
Materials (1.9%):
BHP Group Ltd.	3,974	113,126
Fortescue Metals Group Ltd.	6,651	80,460
Rio Tinto Ltd.	1,465	103,829
		297,415
		798,101
Austria (0.7%):
Energy (0.7%):
OMV AG	2,284	107,119
Canada (15.0%):
Communication Services (4.3%):
BCE, Inc. (a)	7,579	372,590
TELUS Corp. (a)	14,521	323,479
		696,069
Consumer Discretionary (1.0%):
Restaurant Brands International, Inc.	3,119	156,483
Energy (4.2%):
Enbridge, Inc.	5,649	238,601
Pembina Pipeline Corp.	6,100	215,657
TC Energy Corp.	4,202	217,707
		671,965
Financials (3.1%):
Great-West Lifeco, Inc.	10,561	257,912
Power Corp. of Canada	9,593	246,869
		504,781
Utilities (2.4%):
Emera, Inc.	8,075	378,339
		2,407,637
Finland (1.5%):
Materials (0.9%):
UPM-Kymmene Oyj	4,585	139,369
Utilities (0.6%):
Fortum Oyj	6,257	93,850
		233,219

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
France (7.2%):
Communication Services (1.7%):
Orange SA	20,583	$241,981
Vivendi SE	3,582	36,391
		278,372
Energy (1.0%):
TotalEnergies SE (b)	2,890	152,528
Financials (2.9%):
Amundi SA (c)	2,245	122,791
AXA SA	6,226	141,301
BNP Paribas SA	2,070	98,394
Credit Agricole SA (b)	11,535	105,526
		468,012
Industrials (1.1%):
Bouygues SA	5,714	175,782
Utilities (0.5%):
Electricite de France SA	10,677	87,329
		1,162,023
Germany (6.0%):
Communication Services (1.1%):
Deutsche Telekom AG	9,085	180,352
Financials (0.9%):
Allianz SE, Registered Shares	745	142,165
Health Care (1.0%):
Bayer AG, Registered Shares	2,771	164,684
Materials (2.2%):
BASF SE	2,446	106,425
Evonik Industries AG	6,935	147,946
HeidelbergCement AG	2,200	105,669
		360,040
Utilities (0.8%):
E.ON SE	14,561	122,178
		969,419
Hong Kong (10.0%):
Industrials (1.9%):
CK Hutchison Holdings Ltd.	29,027	196,248
SITC International Holdings Co. Ltd.	17,511	49,543
Xinyi Glass Holdings Ltd.	26,528	63,627
		309,418
Real Estate (3.1%):
CK Asset Holdings Ltd.	25,129	177,740
Henderson Land Development Co. Ltd.	34,123	127,854
Sun Hung Kai Properties Ltd.	15,795	186,603
		492,197

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (5.0%):
CK Infrastructure Holdings Ltd.	36,128	$221,466
CLP Holdings Ltd.	36,123	299,698
Power Assets Holdings Ltd. (a)	45,039	283,266
		804,430
		1,606,045
Italy (6.4%):
Energy (0.7%):
Eni SpA	10,230	121,425
Financials (2.5%):
Assicurazioni Generali SpA	10,534	168,046
Intesa Sanpaolo SpA	51,210	95,511
Poste Italiane SpA (c)	14,195	132,553
		396,110
Utilities (3.2%):
Enel SpA	21,306	116,534
Snam SpA	39,425	206,506
Terna — Rete Elettrica Nazionale	23,498	184,364
		507,404
		1,024,939
Japan (12.4%):
Communication Services (1.3%):
Softbank Corp.	19,000	210,994
Consumer Discretionary (2.2%):
Aisin Corp.	3,300	102,167
Honda Motor Co. Ltd.	4,600	111,660
Sekisui House Ltd.	8,300	145,400
		359,227
Consumer Staples (1.2%):
Japan Tobacco, Inc.	11,300	195,414
Energy (1.7%):
ENEOS Holdings, Inc.	44,500	168,507
Inpex Corp.	8,900	96,440
		264,947
Financials (1.9%):
Mizuho Financial Group, Inc.	14,300	162,648
Sumitomo Mitsui Financial Group, Inc.	4,900	145,635
		308,283
Health Care (1.2%):
Takeda Pharmaceutical Co. Ltd.	6,600	185,750
Industrials (1.6%):
Marubeni Corp.	12,000	108,270
Sumitomo Corp.	10,400	142,362
		250,632

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Information Technology (0.8%):
Canon, Inc. (b)	5,800	$131,896
Materials (0.5%):
Nippon Steel Corp.	5,400	75,590
		1,982,733
Korea, Republic Of (4.5%):
Consumer Discretionary (0.8%):
Kia Corp.	2,218	132,079
Financials (2.2%):
Hana Financial Group, Inc.	3,282	99,489
KB Financial Group, Inc.	2,756	102,227
Shinhan Financial Group Co. Ltd.	5,163	147,361
		349,077
Industrials (1.0%):
Samsung C&T Corp.	1,628	154,259
Materials (0.5%):
POSCO Holdings, Inc.	485	86,120
		721,535
Netherlands (2.4%):
Communication Services (1.4%):
Koninklijke KPN NV	64,893	231,251
Financials (1.0%):
NN Group NV	3,496	158,759
		390,010
Norway (2.3%):
Communication Services (1.2%):
Telenor ASA	14,165	188,477
Energy (0.5%):
Aker BP ASA	2,333	81,058
Materials (0.6%):
Yara International ASA	2,472	103,346
		372,881
Portugal (0.9%):
Utilities (0.9%):
EDP — Energias de Portugal SA	29,520	137,705
Spain (5.0%):
Communication Services (1.1%):
Telefonica SA	33,882	172,609
Energy (1.0%):
Repsol SA	10,431	153,561

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (2.9%):
Endesa SA	6,665	$125,704
Naturgy Energy Group SA	5,482	157,789
Red Electrica Corp. SA	10,055	189,905
		473,398
		799,568
Sweden (2.4%):
Communication Services (1.5%):
Telia Co. AB	61,604	236,072
Energy (0.0%): (d)
Orron Energy AB (b)	2,453	1,677
Financials (0.9%):
Swedbank AB, Class A	11,006	139,187
		376,936
Switzerland (6.1%):
Communication Services (1.4%):
Swisscom AG, Registered Shares	412	227,647
Financials (2.3%):
Swiss Re AG	2,038	157,958
Zurich Insurance Group AG	494	214,886
		372,844
Health Care (1.4%):
Novartis AG, Registered Shares	2,681	227,092
Materials (1.0%):
Holcim AG	3,515	150,432
		978,015
United Kingdom (10.9%):
Consumer Staples (3.3%):
British American Tobacco PLC	4,428	189,676
Imperial Brands PLC	8,338	186,320
Unilever PLC	3,281	148,590
		524,586
Energy (0.7%):
BP PLC	23,772	112,346
Financials (2.4%):
Admiral Group PLC	4,263	116,429
Aviva PLC	30,097	147,000
Legal & General Group PLC	40,190	117,151
		380,580
Health Care (1.3%):
GSK PLC (a)	10,100	217,039

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (1.1%):
Anglo American PLC	1,790	$63,985
Evraz PLC (a) (e) (f) (g) (h)	23,292	20,694
Rio Tinto PLC	1,512	90,476
		175,155
Utilities (2.1%):
National Grid PLC	15,447	197,780
SSE PLC	7,560	148,692
		346,472
		1,756,178
Total Common Stocks (Cost $17,714,299)		15,824,063
Collateral for Securities Loaned (2.3%)^
United States (2.3%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (i)	11,581	11,581
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (i)	5,779	5,779
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (i)	72,081	72,081
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (i)	46,083	46,083
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (i)	30,732	30,732
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (i)	207,199	207,199
Total Collateral for Securities Loaned (Cost $373,455)		373,455
Total Investments (Cost $18,087,754) — 101.0%		16,197,518
Liabilities in excess of other assets — (1.0)%		(159,501)
NET ASSETS — 100.00%		$16,038,017

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $255,344 and amounted to 1.6% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.1% of net assets.

(g)  Restricted security that is not registered under the Securities Act of 1933.

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

(h)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$141,368

(i)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	9/16/22	$93,044	$92,830	$(214)
Total unrealized appreciation					$—
Total unrealized depreciation					(214)
Total net unrealized appreciation (depreciation)					$(214)

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (98.5%)
Brazil (9.5%):
Consumer Discretionary (0.6%):
Vibra Energia SA	18,559	$59,264
Consumer Staples (2.4%):
Ambev SA	34,300	87,833
Atacadao SA	24,700	78,684
JBS SA	12,800	77,271
		243,788
Energy (0.6%):
Petroleo Brasileiro SA, Preference Shares	12,700	67,785
Financials (2.6%):
B3 SA — Brasil Bolsa Balcao	24,800	51,942
Banco do Brasil SA	15,100	96,321
BB Seguridade Participacoes SA	24,000	119,062
		267,325
Materials (1.3%):
Cia Siderurgica Nacional SA	12,200	35,997
CSN Mineracao SA	52,318	38,592
Vale SA	4,400	64,374
		138,963
Utilities (2.0%):
Centrais Eletricas Brasileiras SA	11,100	97,999
CPFL Energia SA	18,700	110,351
		208,350
		985,475
Chile (1.9%):
Energy (0.6%):
Empresas COPEC SA	8,532	62,976
Industrials (0.7%):
Cia Sud Americana de Vapores SA	781,420	69,852
Materials (0.6%):
Empresas CMPC SA	37,981	63,150
		195,978
China (19.8%):
Energy (1.8%):
China Petroleum & Chemical Corp., Class H	232,845	104,752
China Shenhua Energy Co. Ltd., Class H	26,220	75,185
		179,937
Financials (13.9%):
Agricultural Bank of China Ltd., Class H (a) (b)	495,426	186,891
Bank of China Ltd., Class H (a) (b) (c)	594,460	237,129
Bank of Communications Co. Ltd., Class H	201,311	139,055

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
China CITIC Bank Corp. Ltd., Class H	329,589	$147,434
China Everbright Bank Co. Ltd., Class H	361,667	117,074
China Merchants Securities Co. Ltd., Class H (d)	74,918	81,348
China Minsheng Banking Corp. Ltd., Class H (c)	271,174	96,766
Industrial & Commercial Bank of China Ltd., Class H (c)	290,256	172,380
New China Life Insurance Co. Ltd., Class H	38,453	108,058
The People's Insurance Co. Group of China Ltd., Class H	489,171	149,620
		1,435,755
Health Care (0.9%):
Sinopharm Group Co. Ltd., Class H	37,528	90,967
Industrials (0.5%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	96,237	51,390
Information Technology (1.2%):
China Railway Signal & Communication Corp. Ltd., Class H (d)	371,697	124,111
Materials (0.4%):
China Hongqiao Group Ltd.	39,543	44,700
Real Estate (1.1%):
China Vanke Co. Ltd., Class H	27,331	68,688
Country Garden Holdings Co. Ltd.	79,212	49,062
		117,750
		2,044,610
Colombia (0.8%):
Utilities (0.8%):
Interconexion Electrica SA ESP	16,846	83,377
Hong Kong (0.6%):
Utilities (0.6%):
China Gas Holdings Ltd.	37,886	58,519
India (8.1%):
Communication Services (0.6%):
Indus Towers Ltd.	22,477	59,517
Consumer Discretionary (1.3%):
Bajaj Auto Ltd.	2,897	135,980
Consumer Staples (1.3%):
ITC Ltd.	39,875	138,105
Energy (1.5%):
Bharat Petroleum Corp. Ltd.	24,346	95,081
Hindustan Petroleum Corp. Ltd.	23,554	64,785
		159,866
Materials (1.4%):
Ambuja Cements Ltd.	23,328	107,235
Vedanta Ltd.	11,919	33,659
		140,894

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (2.0%):
NTPC Ltd.	58,640	$106,115
Power Grid Corp. of India Ltd.	37,782	101,384
		207,499
		841,861
Indonesia (3.7%):
Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk	357,472	95,998
Consumer Staples (2.1%):
PT Gudang Garam Tbk	41,764	87,411
PT Indofood Sukses Makmur Tbk	281,211	133,101
		220,512
Energy (0.7%):
PT Adaro Energy Indonesia Tbk	367,320	70,530
		387,040
Malaysia (11.6%):
Consumer Staples (0.8%):
Kuala Lumpur Kepong Bhd	17,100	85,151
Financials (6.0%):
Malayan Banking Bhd (b)	133,400	260,079
Public Bank Bhd	209,900	208,185
RHB Bank Bhd	116,500	151,508
		619,772
Health Care (0.6%):
Hartalega Holdings Bhd	57,700	40,073
Top Glove Corp. Bhd	100,200	23,651
		63,724
Industrials (2.6%):
MISC Bhd	88,600	142,774
Sime Darby Bhd	256,500	124,000
		266,774
Utilities (1.6%):
Tenaga Nasional Bhd	92,500	167,533
		1,202,954
Mexico (4.6%):
Consumer Staples (2.9%):
Arca Continental SAB de CV	28,079	185,057
Kimberly-Clark de Mexico SAB de CV, Class A	86,553	117,230
		302,287
Materials (1.7%):
Grupo Mexico SAB de CV, Class B	17,251	71,452
Orbia Advance Corp. SAB de CV	43,779	102,477
		173,929
		476,216
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Netherlands (0.0%): (e)
Consumer Staples (0.0%):
X5 Retail Group NV, GDR (f) (g) (h) (i)	5,583	$438
Philippines (1.3%):
Communication Services (1.3%):
Globe Telecom, Inc.	1,225	50,542
PLDT, Inc.	2,715	82,976
		133,518
Poland (2.9%):
Communication Services (0.8%):
Cyfrowy Polsat SA	17,684	83,785
Consumer Discretionary (0.5%):
LPP SA	25	50,209
Energy (0.7%):
Polski Koncern Naftowy ORLEN SA	4,744	72,577
Financials (0.9%):
Powszechny Zaklad Ubezpieczen SA	13,416	89,803
		296,374
Romania (1.2%):
Real Estate (1.2%):
NEPI Rockcastle S.A.	24,084	128,987
Russian Federation (0.2%):
Communication Services (0.1%):
Mobile TeleSystems PJSC (f) (g)	74,552	3,244
Rostelecom PJSC (b) (f) (g) (h) (i)	216,040	2,841
		6,085
Consumer Staples (0.0%): (e)
Magnit PJSC (f) (g)	2,982	49
Energy (0.0%): (e)
Tatneft PJSC (f) (g)	26,475	1,851
Financials (0.0%): (e)
Moscow Exchange MICEX-RTS PJSC (a) (f) (g)	83,340	1,540
Materials (0.1%):
Magnitogorsk Iron & Steel Works PJSC (f) (g)	149,520	1,339
MMC Norilsk Nickel PJSC (f) (g)	476	1,775
Novolipetsk Steel PJSC (f) (g)	47,250	1,640
Polyus PJSC (f) (g)	1,101	2,268
Severstal PAO (f) (g) (h) (i)	7,165	1,871
		8,893
Utilities (0.0%): (e)
Inter RAO UES PJSC (f) (g)	4,103,676	2,166
RusHydro PJSC (f) (g) (h) (i)	22,215,994	2,880
		5,046
		23,464

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
South Africa (5.5%):
Communication Services (2.0%):
MultiChoice Group	12,092	$86,117
Vodacom Group Ltd.	14,343	115,662
		201,779
Energy (0.7%):
Exxaro Resources Ltd.	6,272	76,439
Financials (0.9%):
Sanlam Ltd.	29,536	96,030
Materials (1.9%):
African Rainbow Minerals Ltd.	3,870	50,870
Anglo American Platinum Ltd.	388	34,001
Impala Platinum Holdings Ltd.	2,869	31,959
Kumba Iron Ore Ltd.	1,508	48,747
Sibanye Stillwater Ltd.	12,727	31,831
		197,408
		571,656
Taiwan (18.7%):
Communication Services (2.8%):
Far EasTone Telecommunications Co. Ltd.	104,000	292,426
Financials (1.1%):
Yuanta Financial Holding Co. Ltd.	176,000	116,615
Industrials (1.7%):
Far Eastern New Century Corp.	164,000	175,407
Information Technology (10.3%):
Asustek Computer, Inc.	10,000	104,433
Catcher Technology Co. Ltd.	22,000	122,461
Compal Electronics, Inc. (b)	253,000	193,588
Largan Precision Co. Ltd.	1,000	58,018
Lite-On Technology Corp.	49,059	95,537
Pegatron Corp.	83,000	159,121
Quanta Computer, Inc. (b)	43,000	115,411
Synnex Technology International Corp.	54,000	96,623
WPG Holdings Ltd. (b)	63,000	116,753
		1,061,945
Materials (2.8%):
Asia Cement Corp.	99,000	145,843
Taiwan Cement Corp. (b)	107,000	142,153
		287,996
		1,934,389
Thailand (6.8%):
Communication Services (0.6%):
Total Access Communication PCL	51,300	64,580

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Consumer Staples (1.3%):
Charoen Pokphand Foods PCL	183,600	$135,042
Energy (1.1%):
PTT PCL	115,100	110,707
Materials (2.5%):
PTT Global Chemical PCL	73,000	93,963
The Siam Cement PCL	15,600	165,051
		259,014
Real Estate (1.3%):
Land & Houses PCL	559,600	132,186
		701,529
Turkey (1.3%):
Industrials (0.8%):
Enka Insaat ve Sanayi A/S	81,595	84,353
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	28,235	45,952
		130,305
Total Common Stocks (Cost $13,793,624)		10,196,690
Collateral for Securities Loaned (2.6%)^
United States (2.6%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (j)	8,255	8,255
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (j)	4,120	4,120
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (j)	51,381	51,381
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (j)	32,849	32,849
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (j)	21,907	21,907
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (j)	147,696	147,696
Total Collateral for Securities Loaned (Cost $266,208)		266,208
Total Investments (Cost $14,059,832) — 101.1%		10,462,898
Liabilities in excess of other assets — (1.1)%		(112,045)
NET ASSETS — 100.00%		$10,350,853

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $205,459 and amounted to 2.0% of net assets.

(e)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.2% of net assets.

(h)  Restricted security that is not registered under the Securities Act of 1933.

(i)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Rostelecom PJSC	9/18/2020	$283,116
RusHydro PJSC	9/18/2020	235,617
Severstal PAO	6/1/2018	106,124
X5 Retail Group NV	9/18/2020	199,826

(j)  Rate disclosed is the daily yield on June 30, 2022.

GDR — Global Depositary Receipt

PCL — Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	2	9/16/22	$100,683	$100,270	$(413)
Total unrealized appreciation					$—
Total unrealized depreciation					(413)
Total net unrealized appreciation (depreciation)					$(413)

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.6%)
Aerospace & Defense (3.1%):
Lockheed Martin Corp.	10,996	$4,727,840
Northrop Grumman Corp.	8,273	3,959,210
		8,687,050
Commercial Services & Supplies (0.6%):
Cintas Corp.	4,784	1,786,968
Communication Services (0.5%):
AT&T, Inc.	70,708	1,482,040
Consumer Discretionary (7.6%):
Genuine Parts Co.	27,155	3,611,615
Leggett & Platt, Inc.	128,998	4,460,751
Lithia Motors, Inc.	10,175	2,796,192
Lowe's Cos., Inc.	12,107	2,114,729
NIKE, Inc., Class B	41,542	4,245,592
Target Corp. (a)	26,786	3,782,987
		21,011,866
Consumer Staples (19.4%):
Altria Group, Inc.	28,621	1,195,499
Archer-Daniels-Midland Co.	40,220	3,121,072
Brown-Forman Corp., Class B	67,646	4,746,043
Colgate-Palmolive Co.	82,673	6,625,414
Costco Wholesale Corp.	9,516	4,560,829
Hormel Foods Corp. (b)	79,789	3,778,807
Kimberly-Clark Corp.	34,336	4,640,510
McCormick & Co., Inc.	29,414	2,448,716
PepsiCo, Inc.	20,264	3,377,198
Sysco Corp.	28,234	2,391,702
The Clorox Co.	38,303	5,399,957
The Coca-Cola Co.	48,935	3,078,501
The Procter & Gamble Co.	23,335	3,355,340
Walgreens Boots Alliance, Inc.	46,758	1,772,128
Walmart, Inc.	28,674	3,486,185
		53,977,901
Electrical Equipment (2.0%):
Emerson Electric Co.	71,295	5,670,804
Energy (0.8%):
ONEOK, Inc.	39,263	2,179,096
Financials (8.6%):
Aflac, Inc.	63,104	3,491,544
Aon PLC, Class A	27,531	7,424,560
Axis Capital Holdings Ltd.	31,459	1,795,994
Cincinnati Financial Corp.	9,047	1,076,412
Commerce Bancshares, Inc.	49,736	3,265,169
Franklin Resources, Inc.	107,726	2,511,093
Old Republic International Corp.	54,079	1,209,207

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
S&P Global, Inc.	3,823	$1,288,580
T. Rowe Price Group, Inc.	16,158	1,835,710
		23,898,269
Health Care (12.4%):
Abbott Laboratories	31,505	3,423,018
Becton Dickinson & Co.	8,863	2,184,996
DENTSPLY SIRONA, Inc.	10,885	388,921
Elevance Health, Inc.	17,307	8,352,012
Johnson & Johnson (a)	15,554	2,760,991
Medtronic PLC	48,263	4,331,604
Merck & Co., Inc.	68,106	6,209,224
Quest Diagnostics, Inc.	43,671	5,807,370
West Pharmaceutical Services, Inc.	2,947	891,084
		34,349,220
Industrial Conglomerates (6.8%):
3M Co.	73,222	9,475,659
Carlisle Cos., Inc.	17,278	4,122,704
Honeywell International, Inc.	30,416	5,286,605
		18,884,968
Information Technology (13.0%):
Apple, Inc.	54,634	7,469,560
Automatic Data Processing, Inc.	16,550	3,476,162
Cisco Systems, Inc.	141,413	6,029,850
Jack Henry & Associates, Inc.	18,703	3,366,914
Mastercard, Inc., Class A	19,717	6,220,319
Microchip Technology, Inc.	69,347	4,027,674
QUALCOMM, Inc.	15,912	2,032,599
Texas Instruments, Inc.	23,529	3,615,231
		36,238,309
Machinery (12.1%):
Caterpillar, Inc.	14,683	2,624,733
Donaldson Co., Inc.	128,663	6,193,837
Dover Corp.	27,058	3,282,677
Illinois Tool Works, Inc.	26,352	4,802,652
ITT, Inc.	48,598	3,267,730
Lincoln Electric Holdings, Inc.	66,059	8,149,038
Nordson Corp.	15,958	3,230,537
Stanley Black & Decker, Inc.	19,035	1,996,010
		33,547,214
Materials (5.7%):
Air Products and Chemicals, Inc.	13,721	3,299,626
Nucor Corp.	5,223	545,333
PPG Industries, Inc.	27,630	3,159,214
RPM International, Inc.	61,559	4,845,925
Sonoco Products Co.	30,164	1,720,555
The Sherwin-Williams Co.	10,152	2,273,134
		15,843,787

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Professional Services (1.5%):
Robert Half International, Inc.	53,958	$4,040,915
Trading Companies & Distributors (1.8%):
W.W. Grainger, Inc.	10,929	4,966,465
Utilities (3.7%):
Consolidated Edison, Inc. (a)	85,886	8,167,759
National Fuel Gas Co.	7,667	506,405
UGI Corp.	37,906	1,463,551
		10,137,715
Total Common Stocks (Cost $283,697,397)		276,702,587
Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (c)	11,345	11,345
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (c)	5,662	5,662
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	70,616	70,616
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (c)	45,146	45,146
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (c)	30,108	30,108
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (c)	202,987	202,987
Total Collateral for Securities Loaned (Cost $365,864)		365,864
Total Investments (Cost $284,063,261) — 99.7%		277,068,451
Other assets in excess of liabilities — 0.3%		840,930
NET ASSETS — 100.00%		$277,909,381

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	9/16/22	$765,639	$757,900	$(7,739)
Total unrealized appreciation					$—
Total unrealized depreciation					(7,739)
Total net unrealized appreciation (depreciation)					$(7,739)

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (5.1%):
Charter Communications, Inc., Class A (a)	6,509	$3,049,662
Comcast Corp., Class A	54,266	2,129,398
Fox Corp., Class A	12,892	414,606
Ziff Davis, Inc. (a)	6,551	488,246
		6,081,912
Consumer Discretionary (9.9%):
AutoZone, Inc. (a)	2,035	4,373,459
Gentex Corp.	19,082	533,724
Lowe's Cos., Inc.	2,653	463,399
Tapestry, Inc.	9,333	284,843
Target Corp. (b)	18,832	2,659,643
Thor Industries, Inc.	4,278	319,695
Tractor Supply Co.	16,581	3,214,227
		11,848,990
Consumer Staples (13.8%):
Colgate-Palmolive Co.	4,445	356,222
Kellogg Co.	19,849	1,416,028
Philip Morris International, Inc.	3,587	354,180
The Clorox Co.	16,910	2,383,972
The Hershey Co.	14,124	3,038,920
The J.M. Smucker Co.	10,801	1,382,636
The Kroger Co.	67,948	3,215,979
Tyson Foods, Inc., Class A	5,986	515,155
Walmart, Inc.	31,017	3,771,047
		16,434,139
Energy (8.9%):
Chevron Corp.	26,951	3,901,966
ConocoPhillips	15,956	1,433,008
Devon Energy Corp.	5,692	313,686
EOG Resources, Inc.	7,881	870,378
Exxon Mobil Corp.	4,075	348,983
Hess Corp.	3,151	333,817
Marathon Oil Corp.	13,417	301,614
Phillips 66	5,972	489,644
Pioneer Natural Resources Co.	5,977	1,333,349
Valero Energy Corp.	12,060	1,281,737
		10,608,182
Financials (5.9%):
American International Group, Inc.	9,919	507,158
Arch Capital Group Ltd. (a)	8,887	404,270
Evercore, Inc.	3,323	311,066
First American Financial Corp.	15,211	804,966
Lazard Ltd., Class A	10,358	335,703
SEI Investments Co.	6,139	331,629

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
T. Rowe Price Group, Inc.	2,460	$279,481
The Allstate Corp.	29,941	3,794,423
The Hartford Financial Services Group Inc.	5,089	332,973
		7,101,669
Health Care (19.4%):
AbbVie, Inc.	30,217	4,628,036
Bristol-Myers Squibb Co.	61,186	4,711,322
DaVita, Inc. (a)	2,976	237,961
Gilead Sciences, Inc. (b)	5,667	350,277
Hologic, Inc. (a)	29,790	2,064,447
Johnson & Johnson (b)	31,101	5,520,738
Laboratory Corp. of America Holdings	14,135	3,312,679
McKesson Corp.	1,099	358,505
Merck & Co., Inc.	14,979	1,365,635
Molina Healthcare, Inc. (a)	1,006	281,288
UnitedHealth Group, Inc.	662	340,023
		23,170,911
Industrials (11.0%):
A O Smith Corp.	5,273	288,328
Atkore, Inc. (a)	3,418	283,728
Clean Harbors, Inc. (a)	3,021	264,851
CSX Corp.	8,997	261,453
Cummins, Inc.	1,645	318,357
Emerson Electric Co.	3,433	273,061
Illinois Tool Works, Inc.	5,343	973,762
Landstar System, Inc.	2,237	325,304
Lincoln Electric Holdings, Inc.	3,192	393,765
Lockheed Martin Corp.	10,006	4,302,180
Oshkosh Corp.	3,350	275,169
Robert Half International, Inc.	6,535	489,406
Snap-on, Inc.	1,641	323,326
Textron, Inc.	4,525	276,342
Waste Management, Inc.	26,679	4,081,353
		13,130,385
Information Technology (24.6%):
Applied Materials, Inc.	4,410	401,222
Broadcom, Inc.	6,353	3,086,351
Cisco Systems, Inc.	73,024	3,113,743
Cognizant Technology Solutions Corp., Class A	39,106	2,639,264
HP, Inc.	95,580	3,133,112
Microsoft Corp. (b)	36,309	9,325,241
NetApp, Inc.	27,931	1,822,218
NXP Semiconductors NV	9,912	1,467,273
Texas Instruments, Inc.	24,794	3,809,598
Visa, Inc., Class A	1,522	299,667
Zebra Technologies Corp. (a)	810	238,100
		29,335,789

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (0.5%):
Avery Dennison Corp.	1,934	$313,057
Packaging Corp. of America	2,159	296,862
		609,919
Real Estate (0.5%):
CBRE Group, Inc., Class A (a)	3,723	274,050
Weyerhaeuser Co.	10,623	351,834
		625,884
Total Common Stocks (Cost $120,662,458)		118,947,780
Total Investments (Cost $120,662,458) — 99.6%		118,947,780
Other assets in excess of liabilities — 0.4%		492,932
NET ASSETS — 100.00%		$119,440,712

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	9/16/22	$392,928	$378,950	$(13,978)
Total unrealized appreciation					$—
Total unrealized depreciation					(13,978)
Total net unrealized appreciation (depreciation)					$(13,978)

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.2%):
Alphabet, Inc., Class A (a)	779	$1,697,643
AT&T, Inc.	97,786	2,049,595
Charter Communications, Inc., Class A (a)	3,609	1,690,925
Comcast Corp., Class A	47,395	1,859,780
DISH Network Corp., Class A (a)	42,745	766,418
Electronic Arts, Inc.	15,812	1,923,530
Fox Corp., Class A	47,043	1,512,903
Liberty Broadband Corp., Class C (a)	15,512	1,793,808
Liberty Media Corp.-Liberty Formula One, Class C (a)	38,212	2,425,316
Lumen Technologies, Inc.	126,017	1,374,845
Match Group, Inc. (a)	11,590	807,707
Meta Platforms, Inc., Class A (a)	5,673	914,771
Netflix, Inc. (a)	3,111	544,021
News Corp., Class A	90,809	1,414,804
Omnicom Group, Inc.	21,541	1,370,223
Paramount Global, Class B	40,162	991,198
Pinterest, Inc., Class A (a)	32,735	594,468
Roku, Inc. (a) (b)	5,340	438,628
Sirius XM Holdings, Inc. (c)	342,890	2,101,916
Take-Two Interactive Software, Inc. (a)	9,295	1,138,916
The Interpublic Group of Cos., Inc.	44,223	1,217,459
The Walt Disney Co. (a)	13,844	1,306,874
T-Mobile U.S., Inc. (a)	16,201	2,179,682
Verizon Communications, Inc.	69,562	3,530,271
Warner Bros. Discovery, Inc. (a) (b)	23,468	314,940
Warner Music Group Corp., Class A	39,923	972,524
ZoomInfo Technologies, Inc. (a)	17,778	590,941
		37,524,106
Consumer Discretionary (8.1%):
Advance Auto Parts, Inc.	10,326	1,787,327
Amazon.com, Inc. (a)	10,558	1,121,365
Aptiv PLC (a)	12,719	1,132,881
AutoZone, Inc. (a)	1,193	2,563,900
Bath & Body Works, Inc.	24,127	649,499
Best Buy Co., Inc.	15,645	1,019,898
Booking Holdings, Inc. (a)	729	1,275,014
Burlington Stores, Inc. (a)	6,120	833,728
CarMax, Inc. (a)	13,719	1,241,295
Chewy, Inc., Class A (a) (c)	17,786	617,530
Chipotle Mexican Grill, Inc. (a)	1,090	1,424,913
D.R. Horton, Inc.	19,294	1,277,070
Darden Restaurants, Inc.	12,000	1,357,440
Dollar General Corp.	13,084	3,211,337
Dollar Tree, Inc. (a)	9,332	1,454,392
Domino's Pizza, Inc.	3,973	1,548,318
Etsy, Inc. (a) (b)	5,685	416,199
Ford Motor Co.	68,915	767,024

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Garmin Ltd.	19,118	$1,878,343
General Motors Co. (a)	30,334	963,408
Genuine Parts Co.	19,655	2,614,115
Hasbro, Inc.	19,703	1,613,282
Hilton Worldwide Holdings, Inc.	11,530	1,284,903
Lennar Corp., Class A	17,611	1,242,808
LKQ Corp.	36,031	1,768,762
Lowe's Cos., Inc.	9,540	1,666,352
Marriott International, Inc., Class A	9,885	1,344,459
McDonald's Corp.	14,464	3,570,872
MGM Resorts International	30,545	884,278
NIKE, Inc., Class B	13,082	1,336,980
NVR, Inc. (a)	411	1,645,701
O'Reilly Automotive, Inc. (a)	3,846	2,429,749
Pool Corp.	4,120	1,447,068
PulteGroup, Inc.	31,025	1,229,521
Ross Stores, Inc.	19,519	1,370,819
Starbucks Corp.	25,305	1,933,049
Tapestry, Inc.	35,947	1,097,102
Target Corp. (b)	11,992	1,693,630
Tesla, Inc. (a)	1,109	746,823
The Home Depot, Inc.	7,067	1,938,266
The TJX Cos., Inc.	30,487	1,702,699
Tractor Supply Co.	10,015	1,941,408
Ulta Beauty, Inc. (a)	4,300	1,657,564
Vail Resorts, Inc.	7,172	1,563,855
VF Corp.	31,190	1,377,662
Whirlpool Corp. (c)	9,601	1,486,907
Williams-Sonoma, Inc.	9,103	1,009,978
Yum! Brands, Inc.	22,187	2,518,446
		72,657,939
Consumer Staples (9.7%):
Albertsons Cos., Inc., Class A	37,571	1,003,897
Altria Group, Inc.	49,810	2,080,564
Archer-Daniels-Midland Co.	31,645	2,455,652
Brown-Forman Corp., Class B	42,348	2,971,136
Bunge Ltd.	20,907	1,896,056
Campbell Soup Co.	61,459	2,953,105
Church & Dwight Co., Inc.	29,711	2,753,021
Colgate-Palmolive Co.	42,232	3,384,472
Conagra Brands, Inc.	76,042	2,603,678
Costco Wholesale Corp.	4,808	2,304,378
Darling Ingredients, Inc. (a)	20,404	1,220,159
General Mills, Inc.	41,911	3,162,185
Hormel Foods Corp.	61,396	2,907,715
Kellogg Co.	44,996	3,210,015
Keurig Dr Pepper, Inc.	73,437	2,598,935
Kimberly-Clark Corp.	23,922	3,233,058
McCormick & Co., Inc.	30,480	2,537,460
Molson Coors Beverage Co., Class B	36,858	2,009,130

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mondelez International, Inc., Class A	50,821	$3,155,476
Monster Beverage Corp. (a)	27,790	2,576,133
PepsiCo, Inc.	22,483	3,747,017
Philip Morris International, Inc.	26,470	2,613,648
Sysco Corp.	24,183	2,048,542
The Clorox Co.	12,076	1,702,474
The Coca-Cola Co.	54,888	3,453,004
The Estee Lauder Cos., Inc.	6,528	1,662,486
The Hershey Co.	16,632	3,578,541
The J.M. Smucker Co.	19,987	2,558,536
The Kraft Heinz Co.	61,725	2,354,191
The Kroger Co.	34,390	1,627,679
The Procter & Gamble Co.	22,349	3,213,563
Tyson Foods, Inc., Class A	22,400	1,927,744
Walgreens Boots Alliance, Inc.	43,573	1,651,417
Walmart, Inc.	24,328	2,957,798
		86,112,865
Energy (3.6%):
APA Corp.	27,394	956,051
Chevron Corp.	15,390	2,228,164
ConocoPhillips	16,642	1,494,618
Continental Resources, Inc.	18,326	1,197,604
Coterra Energy, Inc.	54,095	1,395,110
Devon Energy Corp.	18,068	995,727
Diamondback Energy, Inc.	8,088	979,861
EOG Resources, Inc.	11,873	1,311,254
Exxon Mobil Corp.	23,753	2,034,207
Halliburton Co.	37,442	1,174,181
Hess Corp.	12,690	1,344,379
Kinder Morgan, Inc.	127,205	2,131,956
Marathon Oil Corp.	49,429	1,111,164
Marathon Petroleum Corp.	21,449	1,763,322
Occidental Petroleum Corp.	22,454	1,322,092
ONEOK, Inc.	27,477	1,524,973
Ovintiv, Inc.	21,943	969,661
Phillips 66	17,443	1,430,152
Pioneer Natural Resources Co.	6,548	1,460,728
Schlumberger NV	34,308	1,226,854
The Williams Cos., Inc.	76,760	2,395,680
Valero Energy Corp.	17,391	1,848,315
		32,296,053
Financials (15.4%):
Aflac, Inc.	40,637	2,248,445
Ally Financial, Inc.	33,011	1,106,199
American Express Co.	8,969	1,243,283
American Financial Group, Inc.	16,980	2,356,994
American International Group, Inc.	28,992	1,482,361
Ameriprise Financial, Inc.	6,631	1,576,056
Aon PLC, Class A	7,357	1,984,036

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Apollo Global Management, Inc.	24,776	$1,201,140
Arch Capital Group Ltd. (a)	49,719	2,261,717
Ares Management Corp., Class A	21,483	1,221,523
Arthur J. Gallagher & Co.	16,913	2,757,496
Bank of America Corp.	45,385	1,412,835
Berkshire Hathaway, Inc., Class B (a)	10,782	2,943,702
BlackRock, Inc.	3,095	1,884,979
Blackstone, Inc.	10,939	997,965
Brown & Brown, Inc.	36,596	2,135,011
Capital One Financial Corp.	10,822	1,127,544
Cboe Global Markets, Inc.	19,553	2,213,204
Chubb Ltd.	11,690	2,298,020
Cincinnati Financial Corp.	16,686	1,985,300
Citigroup, Inc.	36,066	1,658,675
Citizens Financial Group, Inc.	31,671	1,130,338
CME Group, Inc.	11,891	2,434,088
CNA Financial Corp.	50,848	2,283,075
Coinbase Global, Inc., Class A (a) (c)	4,497	211,449
Comerica, Inc.	16,757	1,229,629
Discover Financial Services	12,854	1,215,731
East West Bancorp, Inc.	18,067	1,170,742
Everest Re Group Ltd.	7,347	2,059,217
FactSet Research Systems, Inc.	6,813	2,620,075
Fidelity National Financial, Inc.	46,170	1,706,443
Fifth Third Bancorp	35,984	1,209,062
First Citizens BancShares, Inc., Class A	1,909	1,248,066
First Republic Bank	10,646	1,535,153
Franklin Resources, Inc.	51,795	1,207,341
Huntington Bancshares, Inc.	107,959	1,298,747
Interactive Brokers Group, Inc.	28,317	1,557,718
Intercontinental Exchange, Inc.	24,416	2,296,081
JPMorgan Chase & Co.	15,688	1,766,626
KeyCorp	71,568	1,233,117
KKR & Co., Inc.	26,257	1,215,437
Lincoln National Corp.	20,578	962,433
Loews Corp.	39,722	2,353,926
LPL Financial Holdings, Inc.	8,949	1,650,912
M&T Bank Corp.	8,931	1,423,512
Markel Corp. (a)	2,022	2,614,951
MarketAxess Holdings, Inc.	4,861	1,244,465
Marsh & McLennan Cos., Inc.	18,873	2,930,033
MetLife, Inc.	30,379	1,907,497
Moody's Corp.	7,129	1,938,874
Morgan Stanley	20,652	1,570,791
Morningstar, Inc.	7,083	1,712,882
MSCI, Inc.	3,658	1,507,645
Nasdaq, Inc.	14,734	2,247,524
Northern Trust Corp.	15,981	1,541,847
Principal Financial Group, Inc.	26,538	1,772,473
Prudential Financial, Inc.	18,124	1,734,104

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Raymond James Financial, Inc.	17,734	$1,585,597
Regions Financial Corp.	65,712	1,232,100
Rocket Cos., Inc., Class A (c)	105,601	777,223
S&P Global, Inc.	6,403	2,158,195
Signature Bank	3,838	687,808
State Street Corp.	18,634	1,148,786
SVB Financial Group (a)	2,149	848,833
Synchrony Financial	37,599	1,038,484
T. Rowe Price Group, Inc.	13,024	1,479,657
The Allstate Corp.	19,551	2,477,698
The Bank of New York Mellon Corp.	35,259	1,470,653
The Carlyle Group, Inc.	32,606	1,032,306
The Charles Schwab Corp.	20,873	1,318,756
The Goldman Sachs Group, Inc.	5,851	1,737,864
The Hartford Financial Services Group Inc.	33,532	2,193,999
The PNC Financial Services Group, Inc.	10,450	1,648,696
The Progressive Corp.	26,051	3,028,950
The Travelers Cos., Inc.	14,272	2,413,823
Tradeweb Markets, Inc., Class A	27,664	1,888,068
Truist Financial Corp.	29,155	1,382,822
U.S. Bancorp	34,727	1,598,137
Upstart Holdings, Inc. (a) (c)	3,237	102,354
W.R. Berkley Corp.	39,453	2,693,062
Webster Financial Corp.	24,898	1,049,451
Wells Fargo & Co.	30,139	1,180,545
Zions Bancorp NA	21,773	1,108,246
		137,120,602
Health Care (14.4%):
Abbott Laboratories	22,385	2,432,130
AbbVie, Inc.	19,238	2,946,492
ABIOMED, Inc. (a)	4,354	1,077,659
Agilent Technologies, Inc.	17,426	2,069,686
Align Technology, Inc. (a)	2,723	644,452
AmerisourceBergen Corp.	18,934	2,678,782
Amgen, Inc.	11,055	2,689,682
Avantor, Inc. (a)	51,739	1,609,083
Baxter International, Inc.	32,441	2,083,685
Becton Dickinson & Co.	10,237	2,523,728
Biogen, Inc. (a)	7,858	1,602,561
Bio-Rad Laboratories, Inc., Class A (a)	3,002	1,485,990
Bio-Techne Corp.	3,901	1,352,243
Boston Scientific Corp. (a)	49,630	1,849,710
Bristol-Myers Squibb Co.	41,966	3,231,382
Bruker Corp.	26,257	1,647,889
Cardinal Health, Inc.	35,364	1,848,476
Catalent, Inc. (a)	17,323	1,858,585
Centene Corp. (a)	21,432	1,813,362
Charles River Laboratories International, Inc. (a)	5,868	1,255,576
Cigna Corp.	8,184	2,156,648

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
CVS Health Corp.	23,716	$2,197,525
Danaher Corp.	7,943	2,013,709
DaVita, Inc. (a)	16,613	1,328,375
DENTSPLY SIRONA, Inc.	36,063	1,288,531
Dexcom, Inc. (a)	11,946	890,335
Edwards Lifesciences Corp. (a)	17,154	1,631,174
Elevance Health, Inc.	4,638	2,238,206
Eli Lilly & Co.	7,619	2,470,308
Embecta Corp. (a)	2,047	51,830
Gilead Sciences, Inc. (b)	52,162	3,224,133
HCA Healthcare, Inc.	7,140	1,199,948
Henry Schein, Inc. (a)	25,485	1,955,719
Hologic, Inc. (a)	32,450	2,248,785
Horizon Therapeutics PLC (a)	20,950	1,670,972
Humana, Inc.	3,718	1,740,284
IDEXX Laboratories, Inc. (a)	3,299	1,157,058
Illumina, Inc. (a)	4,278	788,692
Incyte Corp. (a)	27,418	2,082,945
Insulet Corp. (a)	4,563	994,460
Intuitive Surgical, Inc. (a)	6,376	1,279,727
IQVIA Holdings, Inc. (a)	9,397	2,039,055
Johnson & Johnson (b)	21,115	3,748,124
Laboratory Corp. of America Holdings	8,646	2,026,277
McKesson Corp.	9,522	3,106,172
Medtronic PLC	23,802	2,136,230
Merck & Co., Inc.	27,145	2,474,810
Mettler-Toledo International, Inc. (a)	1,512	1,736,940
Moderna, Inc. (a)	3,958	565,400
Molina Healthcare, Inc. (a)	5,732	1,602,725
PerkinElmer, Inc.	11,101	1,578,784
Pfizer, Inc.	35,616	1,867,347
Quest Diagnostics, Inc.	18,183	2,417,975
Regeneron Pharmaceuticals, Inc. (a)	3,281	1,939,498
Repligen Corp. (a)	5,882	955,237
ResMed, Inc.	8,675	1,818,540
STERIS PLC	9,648	1,988,935
Stryker Corp.	8,828	1,756,154
Teleflex, Inc.	4,956	1,218,433
The Cooper Cos., Inc.	5,568	1,743,452
Thermo Fisher Scientific, Inc.	4,368	2,373,047
UnitedHealth Group, Inc.	5,408	2,777,711
Universal Health Services, Inc., Class B	13,309	1,340,349
Veeva Systems, Inc., Class A (a)	7,386	1,462,723
Vertex Pharmaceuticals, Inc. (a)	9,401	2,649,108
Waters Corp. (a)	7,304	2,417,478
West Pharmaceutical Services, Inc.	4,726	1,429,001
Zimmer Biomet Holdings, Inc.	13,987	1,469,474
Zoetis, Inc.	13,454	2,312,608
		128,262,104

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (15.9%):
3M Co.	18,238	$2,360,180
A O Smith Corp.	29,397	1,607,428
AMERCO, Inc.	3,643	1,742,192
AMETEK, Inc.	21,238	2,333,844
Booz Allen Hamilton Holding Corp.	25,080	2,266,229
Builders FirstSource, Inc. (a)	18,811	1,010,151
C.H. Robinson Worldwide, Inc.	21,725	2,202,263
Carlisle Cos., Inc.	10,189	2,431,197
Carrier Global Corp.	43,699	1,558,306
Caterpillar, Inc.	10,898	1,948,126
Cintas Corp.	6,294	2,350,998
Copart, Inc. (a)	16,450	1,787,457
CoStar Group, Inc. (a) (b)	23,456	1,416,977
CSX Corp.	69,600	2,022,576
Cummins, Inc.	11,762	2,276,300
Deere & Co.	5,025	1,504,837
Delta Air Lines, Inc. (a)	33,933	983,039
Dover Corp.	15,999	1,940,999
Eaton Corp. PLC	15,008	1,890,858
Emerson Electric Co.	23,730	1,887,484
Equifax, Inc.	8,421	1,539,190
Expeditors International of Washington, Inc.	21,623	2,107,378
Fastenal Co.	50,702	2,531,044
FedEx Corp.	9,572	2,170,068
Fortive Corp.	37,788	2,054,911
Fortune Brands Home & Security, Inc.	22,519	1,348,438
Generac Holdings, Inc. (a)	3,770	793,887
General Dynamics Corp.	13,071	2,891,959
Graco, Inc.	35,438	2,105,372
HEICO Corp.	14,576	1,911,205
Honeywell International, Inc.	13,132	2,282,473
Howmet Aerospace, Inc.	45,180	1,420,911
IDEX Corp.	12,757	2,317,054
Illinois Tool Works, Inc.	13,497	2,459,828
Ingersoll Rand, Inc. (b)	39,844	1,676,636
J.B. Hunt Transport Services, Inc.	9,844	1,550,135
Jacobs Engineering Group, Inc.	17,417	2,214,223
Johnson Controls International PLC	35,961	1,721,813
L3Harris Technologies, Inc.	8,620	2,083,454
Leidos Holdings, Inc.	18,594	1,872,602
Lockheed Martin Corp.	5,388	2,316,624
Masco Corp.	42,343	2,142,556
Nordson Corp.	10,301	2,085,334
Norfolk Southern Corp.	8,929	2,029,472
Northrop Grumman Corp.	4,938	2,363,179
Old Dominion Freight Line, Inc.	6,215	1,592,780
Otis Worldwide Corp.	31,353	2,215,716
PACCAR, Inc.	26,224	2,159,284
Parker-Hannifin Corp.	6,862	1,688,395

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Quanta Services, Inc.	13,369	$1,675,670
Raytheon Technologies Corp.	23,210	2,230,713
Regal Rexnord Corp.	10,750	1,220,340
Republic Services, Inc. (b)	23,598	3,088,270
Robert Half International, Inc.	18,201	1,363,073
Rockwell Automation, Inc.	8,537	1,701,509
Rollins, Inc.	59,202	2,067,334
Roper Technologies, Inc.	6,144	2,424,730
Snap-on, Inc.	10,111	1,992,170
Southwest Airlines Co. (a)	36,424	1,315,635
Stanley Black & Decker, Inc.	12,363	1,296,384
Textron, Inc.	25,356	1,548,491
Trane Technologies PLC	14,037	1,822,985
TransDigm Group, Inc. (a)	2,753	1,477,453
TransUnion	22,010	1,760,580
Trex Co., Inc. (a)	13,758	748,710
Union Pacific Corp.	11,120	2,371,674
United Parcel Service, Inc., Class B	8,953	1,634,281
United Rentals, Inc. (a)	4,711	1,144,349
Verisk Analytics, Inc.	15,148	2,621,967
W.W. Grainger, Inc.	5,040	2,290,327
Waste Management, Inc.	23,060	3,527,719
Watsco, Inc.	8,631	2,061,255
Westinghouse Air Brake Technologies Corp.	21,578	1,771,122
Xylem, Inc.	22,065	1,725,042
		142,049,145
Information Technology (13.8%):
Accenture PLC, Class A	6,960	1,932,444
Adobe, Inc. (a)	3,292	1,205,070
Advanced Micro Devices, Inc. (a)	8,459	646,860
Akamai Technologies, Inc. (a)	21,655	1,977,751
Amphenol Corp., Class A	33,923	2,183,963
Analog Devices, Inc.	12,060	1,761,845
ANSYS, Inc. (a)	5,519	1,320,642
Apple, Inc.	13,371	1,828,083
Applied Materials, Inc.	9,779	889,693
AppLovin Corp., Class A (a) (c)	13,362	460,187
Arista Networks, Inc. (a)	11,299	1,059,168
Autodesk, Inc. (a)	6,365	1,094,525
Automatic Data Processing, Inc.	12,264	2,575,931
Bentley Systems, Inc., Class B (c)	38,021	1,266,099
Block, Inc. (a) (b)	6,505	399,797
Broadcom, Inc.	3,285	1,595,886
Broadridge Financial Solutions, Inc.	16,164	2,304,178
Cadence Design Systems, Inc. (a)	10,421	1,563,463
CDW Corp.	11,960	1,884,418
Cisco Systems, Inc.	45,567	1,942,977
Cognex Corp.	22,766	968,010
Cognizant Technology Solutions Corp., Class A	27,991	1,889,113

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Corning, Inc.	48,781	$1,537,089
Dell Technologies, Inc., Class C	39,142	1,808,752
Dynatrace, Inc. (a)	25,854	1,019,682
Enphase Energy, Inc. (a)	4,750	927,390
Entegris, Inc.	10,653	981,461
EPAM Systems, Inc. (a)	3,594	1,059,439
F5, Inc. (a)	9,347	1,430,465
Fair Isaac Corp. (a)	3,235	1,296,911
Fidelity National Information Services, Inc.	17,233	1,579,749
Fiserv, Inc. (a)	19,044	1,694,345
FleetCor Technologies, Inc. (a)	7,900	1,659,869
Fortinet, Inc. (a)	17,419	985,567
Gartner, Inc. (a)	5,941	1,436,712
Global Payments, Inc.	11,172	1,236,070
GoDaddy, Inc., Class A (a)	17,059	1,186,624
Hewlett Packard Enterprise Co.	117,715	1,560,901
HP, Inc.	50,582	1,658,078
Intel Corp.	39,399	1,473,917
International Business Machines Corp.	19,671	2,777,348
Intuit, Inc.	3,374	1,300,475
Jack Henry & Associates, Inc.	13,391	2,410,648
Juniper Networks, Inc.	62,013	1,767,371
Keysight Technologies, Inc. (a)	13,652	1,881,928
KLA Corp.	3,767	1,201,974
Lam Research Corp.	2,477	1,055,574
Mastercard, Inc., Class A	4,742	1,496,006
Microchip Technology, Inc.	20,957	1,217,183
Micron Technology, Inc.	15,965	882,545
Microsoft Corp. (b)	7,659	1,967,061
Monolithic Power Systems, Inc.	2,910	1,117,556
Motorola Solutions, Inc.	10,367	2,172,923
NetApp, Inc.	25,643	1,672,949
NortonLifeLock, Inc.	65,813	1,445,253
NVIDIA Corp.	4,327	655,930
NXP Semiconductors NV	7,423	1,098,827
ON Semiconductor Corp. (a)	16,837	847,069
Oracle Corp.	22,456	1,569,001
Paychex, Inc.	21,774	2,479,405
Paycom Software, Inc. (a)	3,938	1,103,113
Paylocity Holding Corp. (a)	5,881	1,025,764
PayPal Holdings, Inc. (a)	10,185	711,320
PTC, Inc. (a)	14,711	1,564,368
Qorvo, Inc. (a)	10,758	1,014,695
QUALCOMM, Inc.	8,384	1,070,972
Salesforce, Inc. (a)	7,365	1,215,520
ServiceNow, Inc. (a) (b)	2,310	1,098,451
Skyworks Solutions, Inc.	12,423	1,150,867
SS&C Technologies Holdings, Inc.	34,836	2,022,927
Synopsys, Inc. (a)	5,100	1,548,870
TE Connectivity Ltd.	14,654	1,658,100
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	5,723	$2,146,755
Teradyne, Inc.	9,716	870,068
Texas Instruments, Inc.	12,460	1,914,479
The Trade Desk, Inc., Class A (a)	8,324	348,692
Trimble, Inc. (a)	26,819	1,561,670
Tyler Technologies, Inc. (a)	4,077	1,355,521
Ubiquiti, Inc.	5,270	1,308,067
VeriSign, Inc. (a)	11,453	1,916,430
Visa, Inc., Class A	8,916	1,755,471
VMware, Inc., Class A	15,393	1,754,494
Western Digital Corp. (a)	26,688	1,196,423
Workday, Inc., Class A (a)	7,391	1,031,636
Zebra Technologies Corp. (a)	4,221	1,240,763
Zoom Video Communications, Inc., Class A (a)	7,934	856,634
		122,742,220
Materials (5.7%):
Air Products and Chemicals, Inc.	10,955	2,634,458
Albemarle Corp.	5,836	1,219,607
Alcoa Corp.	11,818	538,665
Avery Dennison Corp.	12,657	2,048,789
Ball Corp.	24,038	1,653,093
Celanese Corp.	14,103	1,658,654
CF Industries Holdings, Inc.	15,968	1,368,937
Cleveland-Cliffs, Inc. (a)	41,412	636,502
Corteva, Inc.	39,304	2,127,919
Dow, Inc.	34,725	1,792,157
DuPont de Nemours, Inc.	24,786	1,377,606
Eastman Chemical Co.	15,864	1,424,111
Ecolab, Inc.	13,530	2,080,373
FMC Corp.	15,318	1,639,179
Freeport-McMoRan, Inc.	24,807	725,853
International Flavors & Fragrances, Inc.	16,761	1,996,570
International Paper Co.	54,170	2,265,931
LyondellBasell Industries NV, Class A	20,179	1,764,855
Martin Marietta Materials, Inc.	5,238	1,567,419
Newmont Corp.	27,891	1,664,256
Nucor Corp.	9,014	941,152
Packaging Corp. of America	15,703	2,159,163
PPG Industries, Inc.	17,482	1,998,892
Reliance Steel & Aluminum Co.	9,630	1,635,752
RPM International, Inc.	30,639	2,411,902
Steel Dynamics, Inc.	18,012	1,191,494
The Mosaic Co.	24,211	1,143,486
The Sherwin-Williams Co.	10,184	2,280,299
Vulcan Materials Co.	11,219	1,594,220
Westlake Corp.	14,302	1,401,882
Westrock Co.	39,960	1,592,006
		50,535,182

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	19,322	$1,422,292
Jones Lang LaSalle, Inc. (a)	6,593	1,152,852
		2,575,144
Utilities (8.4%):
Alliant Energy Corp.	49,210	2,884,198
Ameren Corp.	35,737	3,229,195
American Electric Power Co., Inc. (b)	36,206	3,473,604
American Water Works Co., Inc.	17,090	2,542,479
Atmos Energy Corp.	25,382	2,845,322
CenterPoint Energy, Inc.	101,747	3,009,676
CMS Energy Corp.	48,354	3,263,895
Consolidated Edison, Inc. (b)	33,728	3,207,533
Dominion Energy, Inc.	35,959	2,869,888
DTE Energy Co.	26,977	3,419,335
Duke Energy Corp. (b)	32,028	3,433,722
Edison International	42,574	2,692,380
Entergy Corp.	23,821	2,683,197
Essential Utilities, Inc.	55,577	2,548,205
Evergy, Inc. (b)	49,680	3,241,620
Eversource Energy (b)	33,264	2,809,810
Exelon Corp.	73,500	3,331,020
FirstEnergy Corp.	69,582	2,671,253
NextEra Energy, Inc. (b)	28,219	2,185,844
NiSource, Inc.	105,865	3,121,959
PPL Corp.	116,489	3,160,347
Sempra Energy	18,906	2,841,005
The Southern Co. (b)	50,717	3,616,629
WEC Energy Group, Inc. (b)	31,813	3,201,660
Xcel Energy, Inc. (b)	43,442	3,073,956
		75,357,732
Total Common Stocks (Cost $901,489,305)		887,233,092
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 1.34% (d)	3,245,046	3,245,046
Total Investment Companies (Cost $3,245,046)		3,245,046
Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	39,474	39,474
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	19,699	19,699
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	245,691	245,691
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	157,077	157,077
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	104,753	104,753

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	706,249	$706,249
Total Collateral for Securities Loaned (Cost $1,272,943)		1,272,943
Total Investments (Cost $906,007,294) — 100.0%		891,751,081
Liabilities in excess of other assets — 0.0%		(397,700)
NET ASSETS — 100.00%		$891,353,381

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	19	9/16/22	$3,778,541	$3,600,025	$(178,516)
Total unrealized appreciation					$—
Total unrealized depreciation					(178,516)
Total net unrealized appreciation (depreciation)					$(178,516)

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (4.9%):
AT&T, Inc.	840,130	$17,609,125
Lumen Technologies, Inc.	1,082,623	11,811,417
Omnicom Group, Inc.	185,122	11,775,610
Paramount Global, Class B	345,055	8,515,957
The Interpublic Group of Cos., Inc.	380,035	10,462,364
Verizon Communications, Inc.	597,700	30,333,275
Warner Bros. Discovery, Inc. (a) (b)	203,190	2,726,810
		93,234,558
Consumer Discretionary (4.3%):
Best Buy Co., Inc.	134,427	8,763,296
Darden Restaurants, Inc.	103,147	11,667,989
Genuine Parts Co.	168,924	22,466,892
Hasbro, Inc.	169,221	13,855,815
VF Corp.	267,909	11,833,541
Whirlpool Corp. (c)	82,498	12,776,465
		81,363,998
Consumer Staples (15.9%):
Altria Group, Inc.	428,006	17,877,810
Campbell Soup Co.	528,024	25,371,553
Conagra Brands, Inc.	653,295	22,368,821
General Mills, Inc.	360,087	27,168,564
Kellogg Co.	386,596	27,579,759
Kimberly-Clark Corp.	205,498	27,773,055
PepsiCo, Inc.	193,201	32,198,879
Philip Morris International, Inc.	227,408	22,454,266
The Clorox Co.	103,788	14,632,032
The Coca-Cola Co.	471,546	29,664,959
The J.M. Smucker Co. (c)	171,784	21,990,070
The Kraft Heinz Co.	530,323	20,226,519
Walgreens Boots Alliance, Inc.	374,408	14,190,063
		303,496,350
Electric Utilities (15.3%):
Alliant Energy Corp.	422,847	24,783,063
American Electric Power Co., Inc. (b)	311,062	29,843,288
Duke Energy Corp. (b)	275,200	29,504,192
Edison International	365,804	23,133,445
Entergy Corp.	204,708	23,058,309
Evergy, Inc. (b)	426,883	27,854,116
Eversource Energy (b)	285,743	24,136,711
Exelon Corp.	631,430	28,616,408
FirstEnergy Corp.	597,825	22,950,502
The Southern Co. (b)	436,007	31,091,659
Xcel Energy, Inc. (b)	373,269	26,412,514
		291,384,207

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Energy (6.9%):
Chevron Corp.	132,205	$19,140,640
Exxon Mobil Corp.	204,129	17,481,608
Kinder Morgan, Inc.	1,092,914	18,317,239
Marathon Petroleum Corp.	184,219	15,144,644
ONEOK, Inc.	236,053	13,100,941
Phillips 66	149,908	12,290,957
The Williams Cos., Inc.	659,511	20,583,338
Valero Energy Corp.	149,429	15,881,314
		131,940,681
Financials (16.4%):
Apollo Global Management, Inc.	212,887	10,320,762
Blackstone, Inc.	94,002	8,575,803
Citigroup, Inc.	309,866	14,250,737
Citizens Financial Group, Inc.	272,182	9,714,176
CME Group, Inc.	102,154	20,910,924
CNA Financial Corp.	436,850	19,614,565
Comerica, Inc.	144,052	10,570,536
Fidelity National Financial, Inc.	396,606	14,658,558
Franklin Resources, Inc.	444,973	10,372,321
Huntington Bancshares, Inc.	927,641	11,159,521
JPMorgan Chase & Co.	134,851	15,185,571
KeyCorp	614,962	10,595,795
Lincoln National Corp.	176,738	8,266,036
MetLife, Inc.	260,960	16,385,678
Morgan Stanley	177,514	13,501,715
Principal Financial Group, Inc.	227,989	15,227,385
Prudential Financial, Inc.	155,741	14,901,299
Regions Financial Corp.	564,676	10,587,675
State Street Corp.	160,022	9,865,356
T. Rowe Price Group, Inc.	111,908	12,713,868
The Allstate Corp.	167,958	21,285,317
Truist Financial Corp.	250,474	11,879,982
U.S. Bancorp	298,348	13,729,975
Webster Financial Corp.	213,955	9,018,203
		313,291,758
Health Care (9.9%):
AbbVie, Inc.	165,221	25,305,248
Amgen, Inc.	95,045	23,124,448
Bristol-Myers Squibb Co.	360,569	27,763,813
Cardinal Health, Inc.	303,911	15,885,428
Gilead Sciences, Inc. (b)	448,214	27,704,107
Johnson & Johnson (b)	181,350	32,191,439
Merck & Co., Inc.	233,206	21,261,391
Pfizer, Inc.	305,955	16,041,221
		189,277,095

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (3.0%):
3M Co.	156,770	$20,287,606
Cummins, Inc.	101,038	19,553,884
Watsco, Inc.	74,238	17,729,519
		57,571,009
Information Technology (5.8%):
Broadcom, Inc.	28,237	13,717,817
Cisco Systems, Inc.	391,574	16,696,716
Hewlett Packard Enterprise Co.	1,011,418	13,411,403
Intel Corp.	338,566	12,665,754
International Business Machines Corp.	169,021	23,864,075
NetApp, Inc.	220,338	14,374,851
Texas Instruments, Inc.	107,128	16,460,217
		111,190,833
Materials (5.5%):
Air Products and Chemicals, Inc.	94,101	22,629,409
Dow, Inc.	298,338	15,397,224
International Paper Co.	465,481	19,471,070
LyondellBasell Industries NV, Class A	164,931	14,424,865
Newmont Corp.	239,591	14,296,395
Packaging Corp. of America	134,952	18,555,900
		104,774,863
Multi-Utilities (11.4%):
Ameren Corp.	307,019	27,742,237
CMS Energy Corp.	415,444	28,042,470
Consolidated Edison, Inc. (b)	289,751	27,555,320
Dominion Energy, Inc.	308,887	24,652,271
DTE Energy Co.	231,829	29,384,326
NiSource, Inc.	909,489	26,820,831
Sempra Energy	162,515	24,421,129
WEC Energy Group, Inc. (b)	273,385	27,513,466
		216,132,050
Total Common Stocks (Cost $1,908,577,051)		1,893,657,402
Investment Companies (0.5%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 1.34% (d)	9,879,922	9,879,922
Total Investment Companies (Cost $9,879,922)		9,879,922
Collateral for Securities Loaned (0.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	476,069	476,069
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	237,582	237,582
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	2,963,123	2,963,123
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	1,894,403	1,894,403
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	1,263,353	1,263,353

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	8,517,607	8,517,607
Total Collateral for Securities Loaned (Cost $15,352,137)		15,352,137
Total Investments (Cost $1,933,809,110) — 100.6%		1,918,889,461
Liabilities in excess of other assets — (0.6)%		(11,493,616)
NET ASSETS — 100.00%		$1,907,395,845

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	57	9/16/22	$11,188,349	$10,800,075	$(388,274)
Total unrealized appreciation					$—
Total unrealized depreciation					(388,274)
Total net unrealized appreciation (depreciation)					$(388,274)

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (23.6%)
Communication Services (0.7%):
Advantage Solutions, Inc. (a)	4,579	$17,400
AMC Networks, Inc., Class A (a)	627	18,258
Boston Omaha Corp., Class A (a)	1,156	23,871
Cars.com, Inc. (a)	1,733	16,342
EchoStar Corp., Class A (a)	1,430	27,599
Gray Television, Inc.	1,583	26,737
IDT Corp., Class B (a)	617	15,517
John Wiley & Sons, Inc., Class A	987	47,139
PubMatic, Inc., Class A (a)	607	9,645
Scholastic Corp.	1,246	44,819
Sciplay Corp., Class A (a)	2,211	30,888
Shenandoah Telecommunications Co.	1,023	22,711
Telephone & Data Systems, Inc.	2,137	33,743
The EW Scripps Co., Class A (a)	1,745	21,760
Thryv Holdings, Inc. (a)	881	19,726
United States Cellular Corp. (a)	1,632	47,263
WideOpenWest, Inc. (a)	2,080	37,877
Yelp, Inc. (a)	1,130	31,380
		492,675
Consumer Discretionary (2.9%):
1-800-Flowers.com, Inc., Class A (a)	1,538	14,626
Abercrombie & Fitch Co. (a)	694	11,742
Academy Sports & Outdoors, Inc.	937	33,301
Accel Entertainment, Inc. (a)	2,907	30,872
American Axle & Manufacturing Holdings, Inc. (a)	2,917	21,965
Arko Corp.	4,131	33,709
Big Lots, Inc.	873	18,307
Bloomin' Brands, Inc.	1,265	21,024
Boot Barn Holdings, Inc. (a)	336	23,154
Brinker International, Inc. (a)	705	15,531
Caleres, Inc.	1,303	34,191
Camping World Holdings, Inc., Class A (b)	1,065	22,993
Carriage Services, Inc.	857	33,980
Cavco Industries, Inc. (a)	142	27,831
Century Communities, Inc.	519	23,339
Chuy's Holdings, Inc. (a)	917	18,267
Clarus Corp.	1,690	32,093
Dana, Inc.	1,642	23,103
Dave & Buster's Entertainment, Inc. (a)	582	19,078
Denny's Corp. (a)	2,292	19,895
Dine Brands Global, Inc.	383	24,926
Dorman Products, Inc. (a)	546	59,902
Dream Finders Homes, Inc., Class A (a) (b)	1,439	15,311
Ethan Allen Interiors, Inc.	1,422	28,739
Everi Holdings, Inc. (a)	1,233	20,110
Fossil Group, Inc. (a)	1,716	8,872
Franchise Group, Inc.	790	27,705

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Frontdoor, Inc. (a)	1,323	$31,858
Funko, Inc., Class A (a)	1,725	38,502
Genesco, Inc. (a)	432	21,561
Gentherm, Inc. (a)	397	24,777
G-III Apparel Group Ltd. (a)	1,295	26,198
Golden Entertainment, Inc. (a)	515	20,368
GoPro, Inc., Class A (a)	4,162	23,016
Graham Holdings Co., Class B	90	51,016
Green Brick Partners, Inc. (a)	1,326	25,950
Groupon, Inc. (a) (b)	901	10,181
Guess?, Inc. (b)	1,315	22,421
iRobot Corp. (a)	481	17,677
Jack in the Box, Inc.	553	31,001
Johnson Outdoors, Inc., Class A	611	37,369
Kontoor Brands, Inc.	688	22,959
La-Z-Boy, Inc.	1,157	27,432
M/I Homes, Inc. (a)	734	29,110
Malibu Boats, Inc., Class A (a)	520	27,409
MarineMax, Inc. (a)	713	25,753
Monarch Casino & Resort, Inc. (a)	471	27,634
Monro, Inc.	804	34,475
Movado Group, Inc.	807	24,960
National Vision Holdings, Inc. (a)	991	27,252
Ollie's Bargain Outlet Holdings, Inc. (a)	664	39,010
OneWater Marine, Inc. (a)	607	20,061
Overstock.com, Inc. (a)	333	8,328
Oxford Industries, Inc.	443	39,312
Patrick Industries, Inc.	510	26,438
Perdoceo Education Corp. (a)	4,618	54,400
Qurate Retail, Inc., Class A	4,249	12,195
Rent-A-Center, Inc.	948	18,439
Ruth's Hospitality Group, Inc.	1,348	21,918
Sally Beauty Holdings, Inc. (a)	1,628	19,406
Shoe Carnival, Inc.	998	21,567
Sleep Number Corp. (a)	438	13,556
Smith & Wesson Brands, Inc.	1,266	16,623
Sonic Automotive, Inc., Class A	632	23,150
Standard Motor Products, Inc.	1,291	58,082
Strategic Education, Inc.	544	38,395
Stride, Inc. (a)	815	33,244
Sturm Ruger & Co., Inc. (c)	655	41,691
The Aaron's Co., Inc.	1,340	19,497
The Buckle, Inc.	778	21,543
The Cheesecake Factory, Inc.	740	19,551
The Children's Place, Inc. (a)	373	14,517
Tri Pointe Homes, Inc. (a)	1,721	29,033
Tupperware Brands Corp. (a)	1,302	8,255
Urban Outfitters, Inc. (a)	1,159	21,627
Vista Outdoor, Inc. (a)	931	25,975
Winmark Corp.	194	37,941

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Winnebago Industries, Inc.	547	$26,562
Wolverine World Wide, Inc.	1,645	33,163
WW International, Inc. (a)	2,430	15,528
XPEL, Inc. (a)	356	16,351
Zumiez, Inc. (a)	634	16,484
		2,105,287
Consumer Staples (1.8%):
B&G Foods, Inc. (b)	1,869	44,445
BellRing Brands, Inc. (a)	1,234	30,714
Central Garden & Pet Co., Class A (a)	1,146	45,851
e.l.f. Beauty, Inc. (a)	1,687	51,757
Edgewell Personal Care Co.	1,079	37,247
Energizer Holdings, Inc.	1,731	49,074
Fresh Del Monte Produce, Inc.	1,689	49,876
Grocery Outlet Holding Corp. (a)	1,350	57,551
Hostess Brands, Inc. (a)	2,847	60,385
Ingles Markets, Inc., Class A	569	49,361
Inter Parfums, Inc.	480	35,069
John B Sanfilippo & Son, Inc.	918	66,546
Medifast, Inc.	188	33,936
MGP Ingredients, Inc.	430	43,039
Mission Produce, Inc. (a)	3,229	46,013
Nu Skin Enterprises, Inc., Class A	875	37,887
PriceSmart, Inc.	715	51,215
SpartanNash Co.	1,999	60,310
The Andersons, Inc.	961	31,703
The Duckhorn Portfolio, Inc. (a)	1,795	37,803
Tootsie Roll Industries, Inc.	1,540	54,439
United Natural Foods, Inc. (a)	674	26,556
Universal Corp.	1,169	70,724
USANA Health Sciences, Inc. (a)	645	46,672
Utz Brands, Inc.	2,418	33,417
Vector Group Ltd.	3,446	36,183
WD-40 Co.	214	43,091
Weis Markets, Inc. (c)	851	63,434
		1,294,298
Energy (0.6%):
Arch Resources, Inc.	246	35,200
Archrock, Inc.	4,422	36,570
Brigham Minerals, Inc.	1,645	40,516
Centennial Resource Development, Inc., Class A (a)	2,344	14,017
CONSOL Energy, Inc. (a)	638	31,504
Core Laboratories NV	1,011	20,028
CVR Energy, Inc.	1,329	44,522
Gulfport Energy Corp. (a)	545	43,333
Laredo Petroleum, Inc. (a)	207	14,271
Noble Corp. (a)	1,264	32,042
Oasis Petroleum, Inc.	230	27,980
PBF Energy, Inc., Class A (a)	1,113	32,299

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Peabody Energy Corp. (a) (c)	768	$16,381
RPC, Inc. (a)	2,531	17,489
World Fuel Services Corp. (c)	1,297	26,537
		432,689
Financials (5.9%):
1st Source Corp.	1,068	48,487
A-Mark Precious Metals, Inc.	903	29,122
Amerant Bancorp, Inc.	1,260	35,431
AMERISAFE, Inc.	983	51,126
AssetMark Financial Holdings, Inc. (a)	2,438	45,761
Atlanticus Holdings Corp. (a)	439	15,440
B Riley Financial, Inc.	528	22,308
Banc of California, Inc.	2,157	38,006
BancFirst Corp.	747	71,495
Banner Corp.	751	42,214
Berkshire Hills Bancorp, Inc.	1,535	38,022
BGC Partners, Inc., Class A	8,688	29,279
Blucora, Inc. (a)	2,397	44,249
Brightsphere Investment Group, Inc.	1,942	34,975
Brookline Bancorp, Inc.	3,179	42,312
Byline Bancorp, Inc.	1,730	41,174
Capitol Federal Financial, Inc.	5,921	54,355
City Holding Co.	754	60,230
CNO Financial Group, Inc.	2,077	37,573
Columbia Banking System, Inc.	1,076	30,827
Columbia Financial, Inc. (a) (c)	2,986	65,125
ConnectOne Bancorp, Inc.	1,525	37,286
Customers Bancorp, Inc. (a)	454	15,391
Dime Community Bancshares, Inc.	1,587	47,055
Donnelley Financial Solutions, Inc. (a)	963	28,206
Eagle Bancorp, Inc.	844	40,014
Employers Holdings, Inc.	1,496	62,667
Encore Capital Group, Inc. (a)	798	46,100
Enova International, Inc. (a)	814	23,459
Enterprise Financial Services Corp.	1,099	45,609
FB Financial Corp.	1,073	42,083
Federal Agricultural Mortgage Corp., Class C	427	41,697
First BanCorp/Puerto Rico	2,950	38,085
First Bancorp/Southern Pines NC	1,018	35,528
First Busey Corp.	1,806	41,267
First Commonwealth Financial Corp.	3,052	40,958
First Financial Bancorp	1,907	36,996
First Foundation, Inc.	1,746	35,758
First Merchants Corp.	1,112	39,609
FirstCash Holdings, Inc.	662	46,016
Fulton Financial Corp.	2,703	39,058
GCM Grosvenor, Inc., Class A	5,422	37,141
Genworth Financial, Inc. (a)	8,757	30,912
German American Bancorp, Inc.	1,181	40,367
Green Dot Corp., Class A (a)	1,317	33,070

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Heartland Financial USA, Inc.	1,004	$41,706
Heritage Financial Corp.	1,858	46,747
Hilltop Holdings, Inc.	1,560	41,590
HomeStreet, Inc.	973	33,734
Hope Bancorp, Inc.	2,597	35,942
Horace Mann Educators Corp.	1,365	52,389
Horizon Bancorp, Inc.	2,499	43,533
International Bancshares Corp.	1,074	43,046
Kearny Financial Corp.	4,507	50,073
Lakeland Bancorp, Inc.	2,909	42,530
Lakeland Financial Corp.	610	40,516
LendingClub Corp. (a)	748	8,744
LendingTree, Inc. (a)	214	9,377
Live Oak Bancshares, Inc.	444	15,047
Merchants Bancorp	1,539	34,889
Meta Financial Group, Inc.	745	28,809
Metropolitan Bank Holding Corp. (a)	360	24,991
National Bank Holdings Corp., Class A	1,141	43,666
Navient Corp.	2,009	28,106
NBT Bancorp, Inc.	1,418	53,303
Nicolet Bankshares, Inc. (a)	600	43,404
NMI Holdings, Inc., Class A (a)	1,692	28,172
Northwest Bancshares, Inc. (c)	4,610	59,008
OceanFirst Financial Corp.	2,238	42,813
OFG Bancorp	1,407	35,738
Open Lending Corp., Class A (a)	1,073	10,977
Origin Bancorp, Inc.	1,147	44,504
Palomar Holdings, Inc. (a)	510	32,844
Park National Corp.	371	44,984
Peoples Bancorp, Inc.	1,840	48,944
Piper Sandler Cos.	277	31,401
PJT Partners, Inc., Class A	764	53,694
PRA Group, Inc. (a)	1,269	46,141
Preferred Bank	664	45,165
Premier Financial Corp.	1,491	37,797
ProAssurance Corp.	1,943	45,913
PROG Holdings, Inc. (a)	1,046	17,259
Provident Financial Services, Inc.	2,401	53,446
Renasant Corp.	1,297	37,367
S&T Bancorp, Inc.	1,530	41,968
Safety Insurance Group, Inc. (c)	854	82,923
Sandy Spring Bancorp, Inc.	980	38,289
Seacoast Banking Corp. of Florida	1,185	39,152
SiriusPoint Ltd. (a)	7,270	39,403
Southside Bancshares, Inc. (c)	1,260	47,149
Stewart Information Services Corp.	795	39,551
Stock Yards Bancorp, Inc.	946	56,590
StoneX Group, Inc. (a)	549	42,860
The Bancorp, Inc. (a)	1,022	19,949
Tompkins Financial Corp. (b)	648	46,721

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Towne Bank	1,703	$46,236
TriCo Bancshares	1,188	54,220
Triumph Bancorp, Inc. (a)	324	20,269
Trustmark Corp.	1,474	43,026
Veritex Holdings, Inc.	1,060	31,016
Victory Capital Holdings, Inc., Class A (d)	1,110	26,751
Virtus Investment Partners, Inc.	162	27,705
Washington Federal, Inc.	1,496	44,910
Washington Trust Bancorp, Inc.	965	46,677
WesBanco, Inc.	1,220	38,686
Westamerica Bancorp	1,023	56,940
World Acceptance Corp. (a) (b)	116	13,020
		4,224,163
Health Care (2.4%):
AdaptHealth Corp. (a)	1,657	29,892
Addus HomeCare Corp. (a)	382	31,813
Agiliti, Inc. (a)	1,532	31,421
Allscripts Healthcare Solutions, Inc. (a)	2,199	32,611
Amneal Pharmaceuticals, Inc. (a)	6,864	21,828
Amphastar Pharmaceuticals, Inc. (a)	1,526	53,090
AnaptysBio, Inc. (a)	961	19,508
Apollo Medical Holdings, Inc. (a)	323	12,465
Arcus Biosciences, Inc. (a)	577	14,621
Atrion Corp.	60	37,732
Avanos Medical, Inc. (a)	1,036	28,324
Aveanna Healthcare Holdings, Inc. (a)	5,739	12,970
Avid Bioservices, Inc. (a)	1,159	17,686
Bioventus, Inc., Class A (a)	2,424	16,532
Catalyst Pharmaceuticals, Inc. (a)	3,682	25,811
Collegium Pharmaceutical, Inc. (a)	1,564	27,714
Community Health Systems, Inc. (a)	2,145	8,044
Corcept Therapeutics, Inc. (a)	1,258	29,915
CorVel Corp. (a)	262	38,585
Cross Country Healthcare, Inc. (a)	945	19,684
Cutera, Inc. (a)	868	32,550
Dynavax Technologies Corp. (a)	1,482	18,658
Emergent BioSolutions, Inc. (a)	530	16,451
Fulgent Genetics, Inc. (a)	351	19,140
Haemonetics Corp. (a)	509	33,177
Hanger, Inc. (a)	2,101	30,086
Harmony Biosciences Holdings, Inc. (a)	708	34,529
Innovage Holding Corp. (a) (b)	3,251	14,239
Innoviva, Inc. (a)	2,096	30,937
Integer Holdings Corp. (a)	568	40,135
Ironwood Pharmaceuticals, Inc. (a)	4,356	50,225
iTeos Therapeutics, Inc. (a)	579	11,927
LeMaitre Vascular, Inc.	884	40,266
Ligand Pharmaceuticals, Inc. (a)	267	23,822
MEDNAX, Inc. (a)	1,750	36,768
Meridian Bioscience, Inc. (a)	1,135	34,527

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mesa Laboratories, Inc.	205	$41,808
Multiplan Corp. (a) (b)	5,075	27,862
National HealthCare Corp. (c)	823	57,528
National Research Corp.	1,105	42,299
Natus Medical, Inc. (a)	1,333	43,683
NextGen Healthcare, Inc. (a)	2,427	42,327
OptimizeRx Corp. (a) (c)	501	13,722
Organogenesis Holdings, Inc. (a)	3,117	15,211
Pacira BioSciences, Inc. (a)	606	35,330
Patterson Cos., Inc. (c)	1,536	46,541
Phibro Animal Health Corp., Class A	1,769	33,841
Prestige Consumer Healthcare, Inc. (a)	901	52,979
Prothena Corp. PLC (a)	575	15,611
RadNet, Inc. (a)	1,144	19,768
REGENXBIO, Inc. (a)	772	19,068
Simulations Plus, Inc.	722	35,616
Supernus Pharmaceuticals, Inc. (a)	1,189	34,386
Syndax Pharmaceuticals, Inc. (a)	1,650	31,746
U.S. Physical Therapy, Inc.	378	41,278
uniQure NV (a)	1,400	26,096
Varex Imaging Corp. (a)	1,698	36,320
Xencor, Inc. (a)	1,144	31,311
		1,722,014
Industrials (5.0%):
AAR Corp. (a)	933	39,037
ACCO Brands Corp.	4,745	30,985
AerSale Corp. (a)	1,722	24,986
Air Transport Services Group, Inc. (a)	1,409	40,481
Alamo Group, Inc.	391	45,524
Albany International Corp.	541	42,625
Altra Industrial Motion Corp.	893	31,478
ArcBest Corp.	299	21,041
Arcosa, Inc.	764	35,473
Astec Industries, Inc.	741	30,218
Atlas Air Worldwide Holdings, Inc. (a)	555	34,249
AZZ, Inc.	1,020	41,636
Barnes Group, Inc.	1,118	34,815
BlueLinx Holdings, Inc. (a)	214	14,297
Brady Corp., Class A	1,335	63,065
BrightView Holdings, Inc. (a)	2,775	33,300
CBIZ, Inc. (a)	1,536	61,379
Columbus McKinnon Corp.	976	27,689
Construction Partners, Inc., Class A (a)	1,319	27,620
CRA International, Inc.	418	37,336
CSW Industrials, Inc.	441	45,436
Daseke, Inc. (a)	2,697	17,234
Deluxe Corp.	1,225	26,546
Douglas Dynamics, Inc.	1,236	35,523
Dycom Industries, Inc. (a)	335	31,168
Eagle Bulk Shipping, Inc.	481	24,954

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Encore Wire Corp.	265	$27,539
Energy Recovery, Inc. (a)	2,050	39,811
Enerpac Tool Group Corp.	2,436	46,333
EnPro Industries, Inc.	420	34,411
ESCO Technologies, Inc.	776	53,055
Federal Signal Corp.	1,547	55,073
Forrester Research, Inc. (a)	985	47,122
Forward Air Corp.	425	39,083
Franklin Covey Co. (a)	812	37,498
Genco Shipping & Trading Ltd.	1,305	25,213
Gibraltar Industries, Inc. (a)	805	31,194
Global Industrial Co.	1,375	46,434
GMS, Inc. (a)	620	27,590
GrafTech International Ltd.	2,841	20,086
Granite Construction, Inc.	1,384	40,330
Great Lakes Dredge & Dock Corp. (a)	3,840	50,342
Griffon Corp.	1,747	48,968
H&E Equipment Services, Inc.	746	21,612
Healthcare Services Group	2,452	42,689
Heartland Express, Inc.	4,638	64,515
Heidrick & Struggles International, Inc.	1,102	35,661
Helios Technologies, Inc.	479	31,734
Heritage-Crystal Clean, Inc. (a)	1,695	45,697
HNI Corp.	1,157	40,136
Hub Group, Inc., Class A (a)	571	40,507
Huron Consulting Group, Inc. (a)	889	57,776
Hydrofarm Holdings Group, Inc. (a)	1,042	3,626
ICF International, Inc.	653	62,035
IES Holdings, Inc. (a)	941	28,390
Insteel Industries, Inc.	973	32,761
Interface, Inc.	2,779	34,849
Janus International Group, Inc. (a)	3,014	27,216
JELD-WEN Holding, Inc. (a)	1,595	23,271
Kadant, Inc.	232	42,305
Kaman Corp.	964	30,125
KAR Auction Services, Inc. (a)	1,214	17,931
Kelly Services, Inc., Class A	1,496	29,666
Kennametal, Inc.	1,362	31,639
Kforce, Inc.	561	34,412
Lindsay Corp.	336	44,628
Marten Transport Ltd.	3,111	52,327
Maxar Technologies, Inc.	678	17,689
McGrath RentCorp	638	48,488
Moog, Inc., Class A	559	44,379
Mueller Water Products, Inc., Class A	3,815	44,750
MYR Group, Inc. (a)	465	40,980
NOW, Inc. (a)	2,918	28,538
NV5 Global, Inc. (a)	383	44,711
Omega Flex, Inc.	275	29,596
PAM Transportation Services, Inc. (a)	705	19,310

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
PGT Innovations, Inc. (a)	1,989	$33,097
Pitney Bowes, Inc.	5,680	20,562
Primoris Services Corp.	1,375	29,920
Proto Labs, Inc. (a)	488	23,346
Quanex Building Products Corp.	1,974	44,908
REV Group, Inc.	1,937	21,055
Rush Enterprises, Inc., Class A	927	44,681
Shoals Technologies Group, Inc., Class A (a)	1,265	20,847
SkyWest, Inc. (a)	938	19,932
SP Plus Corp. (a)	1,267	38,922
SPX Corp. (a)	946	49,987
Standex International Corp.	568	48,155
Steelcase, Inc., Class A	4,094	43,929
Sterling Infrastructure, Inc. (a)	1,112	24,375
Sun Country Airlines Holdings, Inc. (a)	1,032	18,927
Tennant Co.	793	46,985
Terex Corp.	808	22,115
The Gorman-Rupp Co.	1,421	40,214
The Greenbrier Cos., Inc.	821	29,548
The Shyft Group, Inc.	705	13,106
Titan International, Inc. (a)	2,185	32,993
Trinity Industries, Inc.	1,439	34,853
TrueBlue, Inc. (a)	1,375	24,612
Veritiv Corp. (a)	197	21,384
Wabash National Corp.	2,095	28,450
Werner Enterprises, Inc.	1,409	54,303
		3,593,332
Information Technology (2.3%):
3D Systems Corp. (a)	1,063	10,311
A10 Networks, Inc.	1,556	22,375
ACM Research, Inc., Class A (a)	749	12,606
Alpha & Omega Semiconductor Ltd. (a)	402	13,403
American Software, Inc., Class A	1,603	25,904
Avid Technology, Inc. (a)	774	20,085
Axcelis Technologies, Inc. (a)	388	21,278
Badger Meter, Inc.	463	37,452
Belden, Inc.	768	40,911
Benchmark Electronics, Inc.	1,894	42,729
Cambium Networks Corp. (a)	787	11,530
Cerence, Inc. (a)	557	14,053
CEVA, Inc. (a)	760	25,506
Clearfield, Inc. (a)	341	21,125
Cohu, Inc. (a)	931	25,835
CommVault Systems, Inc. (a)	606	38,117
Corsair Gaming, Inc. (a) (b)	1,423	18,684
CSG Systems International, Inc.	1,152	68,751
Digi International, Inc. (a)	2,186	52,945
Ebix, Inc. (b)	865	14,618
ePlus, Inc. (a)	897	47,649
EVERTEC, Inc.	1,317	48,571

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Extreme Networks, Inc. (a)	2,534	$22,603
Harmonic, Inc. (a)	3,013	26,123
Ichor Holdings Ltd. (a)	731	18,991
InterDigital, Inc.	861	52,349
Knowles Corp. (a)	3,541	61,366
Methode Electronics, Inc.	1,056	39,114
Mitek Systems, Inc. (a)	2,411	22,278
N-able, Inc. (a)	1,671	15,039
Napco Security Technologies, Inc. (a)	1,760	36,238
NETGEAR, Inc. (a)	1,764	32,669
NetScout Systems, Inc. (a)	1,474	49,895
OSI Systems, Inc. (a)	870	74,333
Paymentus Holdings, Inc., Class A (a) (b)	933	12,474
PC Connection, Inc.	847	37,310
Photronics, Inc. (a)	1,535	29,902
Plexus Corp. (a)	603	47,335
Progress Software Corp.	1,016	46,025
Rambus, Inc. (a)	1,697	36,469
Riot Blockchain, Inc. (a) (b)	869	3,641
Sanmina Corp. (a)	1,244	50,668
ScanSource, Inc. (a)	1,044	32,510
Super Micro Computer, Inc. (a)	876	35,347
TTM Technologies, Inc. (a)	4,010	50,125
Ultra Clean Holdings, Inc. (a)	518	15,421
Veeco Instruments, Inc. (a)	1,227	23,804
Verra Mobility Corp. (a)	2,610	41,003
Vishay Intertechnology, Inc.	2,688	47,900
Vizio Holding Corp., Class A (a)	1,775	12,106
		1,607,476
Materials (1.2%):
AdvanSix, Inc.	778	26,016
Chase Corp.	568	44,196
Greif, Inc., Class A	831	51,838
Hawkins, Inc.	870	31,346
Ingevity Corp. (a)	674	42,556
Innospec, Inc.	566	54,217
Intrepid Potash, Inc. (a)	389	17,618
Kronos Worldwide, Inc.	3,362	61,861
Materion Corp.	497	36,644
Minerals Technologies, Inc.	749	45,944
O-I Glass, Inc. (a)	2,740	38,360
Origin Materials, Inc. (a)	4,366	22,354
Orion Engineered Carbons SA	2,450	38,048
Pactiv Evergreen, Inc.	3,529	35,149
Ramaco Resources, Inc.	1,163	15,293
Ryerson Holding Corp.	918	19,544
Schnitzer Steel Industries, Inc.	601	19,737
Schweitzer-Mauduit International, Inc.	1,242	31,199
Stepan Co.	615	62,330
SunCoke Energy, Inc.	3,858	26,273
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
TimkenSteel Corp. (a)	1,253	$23,444
TriMas Corp.	1,470	40,704
Trinseo PLC	623	23,961
Warrior Met Coal, Inc.	855	26,172
Worthington Industries, Inc.	729	32,149
		866,953
Real Estate (0.2%):
Anywhere Real Estate, Inc. (a)	1,974	19,404
Forestar Group, Inc. (a)	2,364	32,363
Marcus & Millichap, Inc.	954	35,289
The RMR Group, Inc., Class A	1,316	37,309
		124,365
Utilities (0.6%):
Chesapeake Utilities Corp.	504	65,293
MGE Energy, Inc.	970	75,495
Middlesex Water Co.	442	38,755
Northwest Natural Holding Co.	1,223	64,941
Otter Tail Corp. (c)	984	66,056
SJW Group	1,039	64,844
Unitil Corp. (c)	1,165	68,409
		443,793
Total Common Stocks (Cost $15,780,338)		16,907,045
Investment Companies (76.3%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 1.34% (e) (f)	54,597,924	54,597,924
Total Investment Companies (Cost $54,597,924)		54,597,924
Collateral for Securities Loaned (0.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (e)	2,064	2,064
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (e)	1,030	1,030
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (e)	12,848	12,848
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (e)	8,214	8,214
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (e)	5,478	5,478
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (e)	36,933	36,933
Total Collateral for Securities Loaned (Cost $66,567)		66,567
Total Investments (Cost $70,444,829) — 100.0%		71,571,536
Other assets in excess of liabilities — 0.0%		6,478
NET ASSETS — 100.00%		$71,578,014

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Affiliated security (See Note 10 in the Notes to Financial Statements).

(e)  Rate disclosed is the daily yield on June 30, 2022.

(f)  Represents investments greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

CVR — Contingent Value Right

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	4	9/16/22	$361,506	$341,600	$(19,906)
Total unrealized appreciation					$—
Total unrealized depreciation					(19,906)
Total net unrealized appreciation (depreciation)					$(19,906)

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (22.7%)
Australia (1.2%):
Communication Services (0.1%):
REA Group Ltd.	156	$12,039
Telstra Corp. Ltd.	8,941	23,755
		35,794
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	696	16,513
Wesfarmers Ltd.	590	17,064
		33,577
Consumer Staples (0.1%):
Coles Group Ltd.	1,979	24,323
Woolworths Group Ltd.	877	21,546
		45,869
Energy (0.1%):
Santos Ltd.	2,807	14,373
Woodside Energy Group Ltd.	746	16,392
		30,765
Financials (0.4%):
ASX Ltd.	405	22,837
Australia & New Zealand Banking Group Ltd.	1,365	20,752
Commonwealth Bank of Australia	287	17,900
Macquarie Group Ltd.	156	17,710
National Australia Bank Ltd.	1,251	23,646
QBE Insurance Group Ltd.	1,913	16,040
Westpac Banking Corp.	1,369	18,423
		137,308
Health Care (0.2%):
Cochlear Ltd.	99	13,575
CSL Ltd.	94	17,454
Ramsay Health Care Ltd.	519	26,232
Sonic Healthcare Ltd.	818	18,634
		75,895
Materials (0.2%):
BHP Group Ltd.	503	14,319
Fortescue Metals Group Ltd.	834	10,089
Newcrest Mining Ltd.	899	12,960
Rio Tinto Ltd.	184	13,041
South32 Ltd.	4,377	11,901
		62,310
		421,518
Austria (0.1%):
Energy (0.1%):
OMV AG	286	13,413

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (0.0%): (a)
Erste Group Bank AG	360	$9,128
Utilities (0.0%): (a)
Verbund AG	119	11,640
		34,181
Belgium (0.3%):
Consumer Staples (0.0%): (a)
Anheuser-Busch InBev SA	257	13,831
Financials (0.1%):
Groupe Bruxelles Lambert SA	287	23,961
KBC Group NV	230	12,903
Sofina SA	50	10,216
		47,080
Health Care (0.1%):
UCB SA	198	16,730
Materials (0.1%):
Solvay SA, Class A	188	15,231
		92,872
Canada (3.4%):
Communication Services (0.3%):
BCE, Inc. (b)	950	46,703
Rogers Communications, Inc., Class B	529	25,353
TELUS Corp. (b)	1,820	40,543
		112,599
Consumer Discretionary (0.2%):
Dollarama, Inc.	513	29,545
Magna International, Inc.	208	11,423
Restaurant Brands International, Inc.	393	19,717
		60,685
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc.	456	17,790
George Weston Ltd.	241	28,158
Loblaw Cos. Ltd.	353	31,841
Metro, Inc.	574	30,814
		108,603
Energy (0.4%):
Canadian Natural Resources Ltd.	264	14,189
Cenovus Energy, Inc.	727	13,834
Enbridge, Inc.	708	29,904
Imperial Oil Ltd.	318	14,993
Pembina Pipeline Corp.	768	27,152
Suncor Energy, Inc.	420	14,738
TC Energy Corp.	527	27,304
Tourmaline Oil Corp.	325	16,901
		159,015

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (1.0%):
Bank of Montreal	252	$24,237
Brookfield Asset Management, Inc., Class A	347	15,438
Canadian Imperial Bank of Commerce	452	21,954
Fairfax Financial Holdings Ltd.	42	22,260
Great-West Lifeco, Inc.	1,323	32,309
Intact Financial Corp.	238	33,575
Manulife Financial Corp.	1,128	19,562
National Bank of Canada	385	25,269
Power Corp. of Canada	1,208	31,087
Royal Bank of Canada	337	32,637
Sun Life Financial, Inc.	648	29,696
The Bank of Nova Scotia	443	26,222
The Toronto-Dominion Bank	353	23,152
		337,398
Industrials (0.3%):
Canadian National Railway Co.	172	19,350
Canadian Pacific Railway Ltd.	281	19,631
Thomson Reuters Corp.	265	27,630
Waste Connections, Inc.	219	27,158
WSP Global, Inc.	153	17,302
		111,071
Information Technology (0.2%):
CGI, Inc. (c)	275	21,910
Constellation Software, Inc.	12	17,817
Open Text Corp.	564	21,337
Shopify, Inc., Class A (c)	110	3,438
		64,502
Materials (0.3%):
Aginco Eagle Mines Ltd.	283	12,956
Barrick Gold Corp. (d)	693	12,255
First Quantum Minerals Ltd.	329	6,243
Franco-Nevada Corp.	128	16,840
Ivanhoe Mines Ltd. (c)	1,128	6,495
Nutrien Ltd.	199	15,850
Teck Resources Ltd., Class B	317	9,695
West Fraser Timber Co. Ltd.	157	12,049
Wheaton Precious Metals Corp.	388	13,982
		106,365
Utilities (0.4%):
Emera, Inc.	1,012	47,416
Fortis, Inc.	889	42,032
Hydro One Ltd. (e)	1,833	49,293
		138,741
		1,198,979

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Denmark (0.4%):
Consumer Staples (0.0%): (a)
Carlsberg AS, Class B	134	$17,070
Financials (0.1%):
Danske Bank A/S	965	13,639
Tryg A/S	1,192	26,767
		40,406
Health Care (0.1%):
Coloplast A/S, Class B	125	14,239
Genmab A/S (c)	45	14,566
Novo Nordisk A/S, Class B	146	16,196
		45,001
Industrials (0.1%):
AP Moller — Maersk A/S, Class B	4	9,332
DSV A/S	86	12,012
Vestas Wind Systems A/S	260	5,492
		26,836
Materials (0.1%):
Novozymes A/S, B Shares	297	17,829
Utilities (0.0%): (a)
Orsted A/S (e)	88	9,200
		156,342
Finland (0.3%):
Consumer Staples (0.0%): (a)
Kesko Oyj, Class B	602	14,199
Energy (0.0%): (a)
Neste Oyj	342	15,137
Financials (0.1%):
Sampo Oyj, A Shares	485	21,100
Industrials (0.1%):
Kone Oyj, Class B	332	15,779
Information Technology (0.0%): (a)
Nokia Oyj	2,982	13,871
Materials (0.1%):
Stora Enso Oyj, Class R	834	13,078
UPM-Kymmene Oyj	575	17,478
		30,556
Utilities (0.0%): (a)
Fortum Oyj	784	11,759
		122,401
France (1.8%):
Communication Services (0.2%):
Bollore SE	3,716	17,210
Orange SA	2,579	30,319

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Publicis Groupe SA	281	$13,738
Vivendi SE	451	4,582
		65,849
Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA	564	15,350
EssilorLuxottica SA	107	16,021
Hermes International	11	12,298
Kering SA	21	10,784
LVMH Moet Hennessy Louis Vuitton SE	22	13,409
Sodexo SA	197	13,843
		81,705
Consumer Staples (0.2%):
Carrefour SA (d)	876	15,499
Danone SA	370	20,648
L'Oreal SA	53	18,287
Pernod Ricard SA	109	20,021
		74,455
Energy (0.1%):
TotalEnergies SE	362	19,105
Financials (0.2%):
Amundi SA (e)	283	15,479
AXA SA	780	17,702
BNP Paribas SA (d)	261	12,406
Credit Agricole SA (d)	1,446	13,229
Societe Generale SA	450	9,850
		68,666
Health Care (0.1%):
BioMerieux	140	13,672
Euroapi SA (c)	10	158
Sanofi	244	24,631
Sartorius Stedim Biotech	29	9,094
		47,555
Industrials (0.5%):
Airbus SE	110	10,656
Bouygues SA	717	22,058
Bureau Veritas SA (d)	891	22,826
Cie de Saint-Gobain	254	10,897
Legrand SA	255	18,826
Safran SA	105	10,365
Schneider Electric SE	115	13,604
Teleperformance	53	16,288
Thales SA	160	19,623
Vinci SA	189	16,825
		161,968

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Information Technology (0.1%):
Capgemini SE	83	$14,215
Dassault Systemes SE	374	13,761
Edenred	407	19,177
		47,153
Materials (0.1%):
Air Liquide SA	170	22,821
Utilities (0.1%):
Electricite de France SA	1,345	11,001
Engie SA	1,497	17,201
Veolia Environnement SA (c) (d)	526	12,836
		41,038
		630,315
Germany (1.5%):
Communication Services (0.0%): (a)
Deutsche Telekom AG	1,144	22,710
Consumer Discretionary (0.2%):
adidas AG	71	12,555
Bayerische Motoren Werke AG	167	12,854
Continental AG	163	11,358
Mercedes-Benz Group AG	194	11,225
Puma SE	211	13,893
Zalando SE (c) (d) (e)	187	4,890
		66,775
Consumer Staples (0.1%):
Beiersdorf AG	246	25,126
Financials (0.3%):
Allianz SE, Registered Shares	93	17,747
Commerzbank AG (c)	1,364	9,556
Deutsche Bank AG, Registered Shares	974	8,489
Deutsche Boerse AG	155	25,920
Hannover Rueck SE	106	15,383
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	72	16,914
Talanx AG	533	20,284
		114,293
Health Care (0.2%):
Bayer AG, Registered Shares	349	20,742
Carl Zeiss Meditec AG	82	9,786
Fresenius Medical Care AG & Co. KGaA	285	14,223
Fresenius SE & Co. KGaA	541	16,382
Merck KGaA	86	14,508
		75,641
Industrials (0.2%):
Brenntag SE	261	16,983
Deutsche Post AG, Registered Shares	368	13,781

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
KION Group AG	209	$8,670
Knorr-Bremse AG	178	10,150
MTU Aero Engines AG	56	10,192
Siemens AG, Registered Shares	114	11,597
		71,373
Information Technology (0.1%):
Infineon Technologies AG	396	9,581
SAP SE	172	15,667
		25,248
Materials (0.2%):
BASF SE	306	13,314
Evonik Industries AG	869	18,539
HeidelbergCement AG	277	13,305
Symrise AG	207	22,524
		67,682
Real Estate (0.1%):
Deutsche Wohnen SE	580	13,334
Vonovia SE	384	11,829
		25,163
Utilities (0.1%):
E.ON SE	1,824	15,305
RWE AG	372	13,673
		28,978
		522,989
Hong Kong (0.9%):
Consumer Discretionary (0.0%): (a)
Galaxy Entertainment Group Ltd.	2,000	11,929
Financials (0.2%):
AIA Group Ltd.	1,582	17,147
Hang Seng Bank Ltd.	1,212	21,393
Hong Kong Exchanges & Clearing Ltd.	277	13,627
		52,167
Industrials (0.2%):
CK Hutchison Holdings Ltd.	3,577	24,184
Jardine Matheson Holdings Ltd.	300	15,768
SITC International Holdings Co. Ltd.	2,000	5,658
Techtronic Industries Co. Ltd.	514	5,362
Xinyi Glass Holdings Ltd.	3,239	7,769
		58,741
Real Estate (0.2%):
CK Asset Holdings Ltd.	3,069	21,707
Henderson Land Development Co. Ltd.	4,711	17,651
Sun Hung Kai Properties Ltd.	2,035	24,042
The Wharf Holdings Ltd.	4,000	14,580
		77,980

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (0.3%):
China Common Rich Renewable Energy Investments Ltd. (c) (f) (g)	26,000	$663
CK Infrastructure Holdings Ltd.	4,492	27,536
CLP Holdings Ltd.	4,330	35,924
Hong Kong & China Gas Co. Ltd.	21,268	22,903
Power Assets Holdings Ltd. (b)	5,622	35,359
		122,385
		323,202
Ireland (0.2%):
Consumer Staples (0.0%): (a)
Kerry Group PLC	201	19,237
Industrials (0.1%):
Experian PLC	489	14,320
Kingspan Group PLC	135	8,119
		22,439
Materials (0.1%):
CRH PLC	409	14,142
Smurfit Kappa Group PLC	390	13,109
		27,251
		68,927
Israel (0.2%):
Financials (0.1%):
Bank Hapoalim BM	1,959	16,366
Bank Leumi Le-Israel BM	1,949	17,338
		33,704
Information Technology (0.0%): (a)
Nice Ltd. (c)	61	11,718
Materials (0.1%):
ICL Group Ltd.	1,350	12,257
		57,679
Italy (0.5%):
Consumer Discretionary (0.0%): (a)
Moncler SpA	253	10,850
Energy (0.0%): (a)
Eni SpA	1,288	15,288
Financials (0.2%):
Assicurazioni Generali SpA	1,327	21,170
Intesa Sanpaolo SpA	6,449	12,028
Poste Italiane SpA (e)	1,779	16,612
UniCredit SpA	933	8,862
		58,672
Industrials (0.1%):
Atlantia SpA	1,117	26,193

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Information Technology (0.0%): (a)
Nexi SpA (c) (e)	1,004	$8,315
Utilities (0.2%):
Enel SpA	2,671	14,609
Snam SpA	4,939	25,870
Terna — Rete Elettrica Nazionale	2,944	23,099
		63,578
		182,896
Japan (4.3%):
Communication Services (0.3%):
Dentsu Group, Inc.	400	12,015
KDDI Corp.	708	22,384
Nexon Co. Ltd.	500	10,239
Nippon Telegraph & Telephone Corp.	928	26,651
Softbank Corp.	2,400	26,652
SoftBank Group Corp.	200	7,718
Z Holdings Corp.	2,430	7,101
		112,760
Consumer Discretionary (0.6%):
Aisin Corp.	400	12,384
Bandai Namco Holdings, Inc.	200	14,122
Bridgestone Corp. (d)	400	14,595
Denso Corp.	200	10,627
Honda Motor Co. Ltd.	600	14,564
Isuzu Motors Ltd.	1,100	12,171
Nissan Motor Co. Ltd.	2,600	10,123
Nitori Holdings Co. Ltd.	130	12,357
Panasonic Corp.	1,500	12,124
Sekisui House Ltd.	1,072	18,779
Shimano, Inc.	40	6,758
Sony Group Corp.	100	8,179
Subaru Corp.	1,100	19,554
Sumitomo Electric Industries Ltd.	1,200	13,260
Suzuki Motor Corp.	400	12,573
Toyota Industries Corp.	208	12,879
Toyota Motor Corp.	920	14,241
		219,290
Consumer Staples (0.5%):
Ajinomoto Co., Inc.	600	14,595
Asahi Group Holdings Ltd.	460	15,072
Japan Tobacco, Inc.	1,444	24,972
Kao Corp. (d)	518	20,894
Kikkoman Corp.	200	10,615
Kirin Holdings Co. Ltd.	1,300	20,483
Seven & i Holdings Co. Ltd.	400	15,530
Shiseido Co. Ltd.	300	12,043

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Suntory Beverage & Food Ltd.	500	$18,908
Unicharm Corp.	494	16,532
		169,644
Energy (0.1%):
ENEOS Holdings, Inc.	5,600	21,205
Inpex Corp.	1,100	11,920
		33,125
Financials (0.6%):
Dai-ichi Life Holdings, Inc.	788	14,580
Japan Post Bank Co. Ltd.	2,212	17,202
Japan Post Holdings Co. Ltd.	2,700	19,288
Mitsubishi UFJ Financial Group, Inc.	3,300	17,743
Mizuho Financial Group, Inc.	1,800	20,473
MS&AD Insurance Group Holdings, Inc.	600	18,390
ORIX Corp.	968	16,240
Resona Holdings, Inc.	4,400	16,480
Sompo Holdings, Inc.	400	17,641
Sumitomo Mitsui Financial Group, Inc.	584	17,357
Sumitomo Mitsui Trust Holdings, Inc.	600	18,488
Tokio Marine Holdings, Inc.	400	23,302
		217,184
Health Care (0.6%):
Astellas Pharma, Inc.	1,052	16,401
Chugai Pharmaceutical Co. Ltd.	390	9,975
Daiichi Sankyo Co. Ltd.	500	12,668
Eisai Co. Ltd.	254	10,719
Hoya Corp.	118	10,077
Kyowa Kirin Co. Ltd.	700	15,738
M3, Inc.	300	8,620
Olympus Corp.	600	12,059
Ono Pharmaceutical Co. Ltd.	884	22,690
Otsuka Holdings Co. Ltd.	600	21,309
Shionogi & Co. Ltd.	228	11,521
Sysmex Corp.	174	10,474
Takeda Pharmaceutical Co. Ltd.	800	22,515
Terumo Corp.	500	15,067
		199,833
Industrials (0.7%):
Daikin Industries Ltd.	66	10,582
FANUC Corp.	30	4,697
Hitachi Ltd.	300	14,237
ITOCHU Corp.	600	16,218
Komatsu Ltd.	688	15,255
Kubota Corp. (d)	804	12,013
Marubeni Corp.	1,500	13,534
Mitsubishi Corp.	592	17,617
Mitsubishi Electric Corp.	1,652	17,670

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mitsui & Co. Ltd.	586	$12,935
Nidec Corp.	154	9,513
Nippon Yusen KK	100	6,833
Recruit Holdings Co. Ltd.	220	6,479
Secom Co. Ltd.	310	19,156
SG Holdings Co. Ltd.	800	13,498
SMC Corp.	14	6,240
Sumitomo Corp.	1,300	17,795
Toshiba Corp.	500	20,327
Toyota Tsusho Corp.	300	9,797
Yaskawa Electric Corp.	400	12,885
		257,281
Information Technology (0.5%):
Advantest Corp.	100	5,352
Canon, Inc.	714	16,237
FUJIFILM Holdings Corp.	260	13,949
Fujitsu Ltd.	100	12,505
Keyence Corp.	28	9,573
Kyocera Corp.	300	16,046
Murata Manufacturing Co. Ltd.	202	11,013
NEC Corp.	300	11,654
Nomura Research Institute Ltd.	374	9,952
NTT Data Corp.	908	12,556
Obic Co. Ltd.	100	14,146
Omron Corp.	200	10,159
Renesas Electronics Corp. (c)	1,000	9,089
Shimadzu Corp.	400	12,649
TDK Corp.	300	9,266
Tokyo Electron Ltd.	26	8,490
		182,636
Materials (0.2%):
Asahi Kasei Corp.	1,900	14,510
Mitsubishi Chemical Holdings Corp.	2,300	12,495
Nippon Paint Holdings Co. Ltd.	1,090	8,123
Nippon Steel Corp.	700	9,799
Nitto Denko Corp.	200	12,944
Shin-Etsu Chemical Co. Ltd.	70	7,895
Sumitomo Metal Mining Co. Ltd.	300	9,398
		75,164
Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	700	16,316
Mitsubishi Estate Co. Ltd.	1,552	22,526
Mitsui Fudosan Co. Ltd.	778	16,732
Sumitomo Realty & Development Co. Ltd.	600	15,847
		71,421
		1,538,338

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Korea, Republic Of (0.8%):
Communication Services (0.1%):
Kakao Corp.	152	$8,185
NAVER Corp.	57	10,538
		18,723
Consumer Discretionary (0.2%):
Hyundai Mobis Co. Ltd.	95	14,563
Hyundai Motor Co.	145	20,162
Kia Corp.	279	16,614
LG Electronics, Inc.	116	7,891
		59,230
Consumer Staples (0.0%): (a)
LG Household & Health Care Ltd.	18	9,429
Energy (0.0%): (a)
SK Innovation Co. Ltd.	69	10,206
Financials (0.1%):
Hana Financial Group, Inc.	413	12,520
KB Financial Group, Inc.	345	12,797
Shinhan Financial Group Co. Ltd.	647	18,466
		43,783
Health Care (0.1%):
Celltrion, Inc.	76	10,451
Samsung Biologics Co. Ltd. (c) (e)	22	13,389
		23,840
Industrials (0.1%):
HMM Co. Ltd.	407	7,713
Samsung C&T Corp.	205	19,425
SK, Inc.	93	15,403
		42,541
Information Technology (0.1%):
Samsung Electro-Mechanics Co. Ltd.	97	9,752
Samsung Electronics Co. Ltd.	388	17,037
Samsung SDI Co. Ltd.	32	13,114
SK Hynix, Inc.	137	9,604
		49,507
Materials (0.1%):
LG Chem Ltd.	22	8,745
POSCO Holdings, Inc.	61	10,832
		19,577
		276,836
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA	1,047	13,461

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Health Care (0.0%): (a)
Eurofins Scientific SE	137	$10,777
Materials (0.0%): (a)
ArcelorMittal SA	325	7,325
		31,563
Netherlands (0.8%):
Communication Services (0.1%):
Koninklijke KPN NV	8,138	29,000
Consumer Discretionary (0.0%): (a)
Prosus NV	174	11,391
Consumer Staples (0.2%):
Davide Campari-Milano NV	1,818	19,116
Heineken Holding NV	265	19,284
Heineken NV	200	18,232
Koninklijke Ahold Delhaize NV	756	19,692
		76,324
Financials (0.2%):
ABN AMRO Bank NV (e)	1,126	12,642
Aegon NV	2,995	12,954
ING Groep NV	1,352	13,360
NN Group NV	438	19,890
		58,846
Health Care (0.0%): (a)
Koninklijke Philips NV	413	8,895
Industrials (0.1%):
Randstad NV	264	12,780
Wolters Kluwer NV	263	25,507
		38,287
Information Technology (0.1%):
Adyen NV (c) (e)	5	7,272
ASM International NV	34	8,500
ASML Holding NV	19	9,075
STMicroelectronics NV	345	10,845
		35,692
Materials (0.1%):
Akzo Nobel NV	223	14,632
Koninklijke DSM NV	124	17,813
		32,445
		290,880
New Zealand (0.0%): (a)
Health Care (0.0%):
Fisher & Paykel Healthcare Corp. Ltd.	838	10,453

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Norway (0.4%):
Communication Services (0.1%):
Telenor ASA	1,775	$23,618
Consumer Staples (0.0%): (a)
Mowi ASA	749	17,049
Energy (0.1%):
Aker BP ASA	294	10,210
Equinor ASA	441	15,344
		25,554
Financials (0.1%):
DNB Bank ASA	905	16,229
Gjensidige Forsikring ASA	1,152	23,343
		39,572
Materials (0.1%):
Norsk Hydro ASA	1,348	7,553
Yara International ASA	310	12,960
		20,513
		126,306
Portugal (0.1%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA	879	19,102
Utilities (0.0%): (a)
EDP — Energias de Portugal SA	3,700	17,260
		36,362
Singapore (0.3%):
Communication Services (0.1%):
Singapore Telecommunications Ltd.	15,400	28,050
Consumer Staples (0.0%): (a)
Wilmar International Ltd.	7,062	20,540
Financials (0.2%):
DBS Group Holdings Ltd.	1,078	23,035
Oversea-Chinese Banking Corp. Ltd.	3,138	25,732
United Overseas Bank Ltd.	1,192	22,527
		71,294
		119,884
Spain (0.6%):
Communication Services (0.1%):
Telefonica SA	4,249	21,646
Consumer Discretionary (0.0%): (a)
Industria de Diseno Textil SA	615	13,913
Energy (0.1%):
Repsol SA	1,307	19,241

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA	2,343	$10,631
Banco Santander SA	4,350	12,252
CaixaBank SA	4,527	15,734
		38,617
Health Care (0.0%): (a)
Grifols SA (c)	792	14,967
Industrials (0.1%):
Ferrovial SA	642	16,272
Utilities (0.2%):
Endesa SA	835	15,749
Iberdrola SA	1,691	17,534
Naturgy Energy Group SA	690	19,860
Red Electrica Corp. SA	1,266	23,910
		77,053
		201,709
Sweden (1.0%):
Communication Services (0.1%):
Telia Co. AB	7,758	29,729
Consumer Discretionary (0.0%): (a)
Evolution AB (e)	69	6,277
H & M Hennes & Mauritz AB, Class B	882	10,538
		16,815
Consumer Staples (0.1%):
Essity AB, Class B	864	22,571
Swedish Match AB	2,546	25,948
		48,519
Energy (0.0%): (a)
Orron Energy AB (d)	309	211
Financials (0.3%):
EQT AB	304	6,226
Industrivarden AB, Class C (d)	803	17,868
Investor AB, Class B	940	15,462
L E Lundbergforetagen AB, Class B	389	15,824
Skandinaviska Enskilda Banken AB, Class A	1,632	16,026
Svenska Handelsbanken AB, Class A	2,366	20,230
Swedbank AB, Class A	1,399	17,692
		109,328
Health Care (0.0%): (a)
Getinge AB, B Shares	361	8,347
Industrials (0.3%):
Alfa Laval AB	492	11,867
Assa Abloy AB, Class B	682	14,495
Atlas Copco AB, Class A (c)	1,248	11,666
Epiroc AB, Class A	866	13,378

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Nibe Industrier AB, Class B	1,309	$9,833
Sandvik AB	768	12,458
Volvo AB, Class B	1,003	15,537
		89,234
Information Technology (0.1%):
Hexagon AB, Class B	1,186	12,325
Telefonaktiebolaget LM Ericsson, Class B	1,512	11,279
		23,604
Materials (0.1%):
Boliden AB	325	10,342
Svenska Cellulosa AB SCA, Class B	1,171	17,501
		27,843
Real Estate (0.0%): (a)
Fastighets AB Balder, B Shares (c)	1,428	6,845
		360,475
Switzerland (1.5%):
Communication Services (0.1%):
Swisscom AG, Registered Shares	52	28,732
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA, Registered Shares	97	10,330
The Swatch Group AG	49	11,628
		21,958
Consumer Staples (0.2%):
Barry Callebaut AG, Registered Shares	14	31,242
Chocoladefabriken Lindt & Spruengli AG	2	20,346
Nestle SA, Registered Shares	257	30,005
		81,593
Financials (0.3%):
Julius Baer Group Ltd.	291	13,427
Partners Group Holding AG	12	10,814
Swiss Life Holding AG	39	18,999
Swiss Re AG	255	19,764
UBS Group AG	908	14,640
Zurich Insurance Group AG	62	26,970
		104,614
Health Care (0.3%):
Alcon, Inc.	226	15,788
Lonza Group AG, Registered Shares	25	13,332
Novartis AG, Registered Shares	336	28,460
Roche Holding AG	68	22,694
Sonova Holding AG	41	13,058
Straumann Holding AG, Class R	86	10,330
		103,662

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (0.3%):
ABB Ltd., Registered Shares	583	$15,551
Geberit AG, Registered Shares	36	17,304
Kuehne + Nagel International AG, Class R	60	14,206
Schindler Holding AG	87	15,869
SGS SA, Registered Shares	10	22,892
VAT Group AG (e)	32	7,630
		93,452
Information Technology (0.0%): (a)
Logitech International SA, Class R (d)	180	9,405
Materials (0.2%):
EMS-Chemie Holding AG	22	16,376
Givaudan SA, Registered Shares	5	17,585
Glencore PLC	2,580	13,976
Holcim AG	441	18,874
Sika AG, Registered Shares	51	11,755
		78,566
		521,982
United Kingdom (2.0%):
Communication Services (0.1%):
BT Group PLC	5,551	12,587
WPP PLC	1,171	11,752
		24,339
Consumer Discretionary (0.1%):
Compass Group PLC	680	13,904
Entain PLC (c)	545	8,258
InterContinental Hotels Group PLC	231	12,230
Next PLC	196	13,979
		48,371
Consumer Staples (0.3%):
Associated British Foods PLC	652	12,522
British American Tobacco PLC	555	23,774
Diageo PLC	532	22,860
Imperial Brands PLC	1,045	23,351
Tesco PLC	6,718	20,891
Unilever PLC	411	18,613
		122,011
Energy (0.1%):
BP PLC	2,978	14,074
Shell PLC	622	16,155
		30,229
Financials (0.5%):
3i Group PLC	991	13,370
Admiral Group PLC	535	14,612
Aviva PLC	3,791	18,516

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Barclays PLC	6,157	$11,474
HSBC Holdings PLC	2,629	17,138
Legal & General Group PLC	5,038	14,686
Lloyds Banking Group PLC	22,053	11,356
London Stock Exchange Group PLC	205	19,042
NatWest Group PLC	5,330	14,161
Schroders PLC	477	15,512
Standard Chartered PLC	1,849	13,921
		163,788
Health Care (0.2%):
AstraZeneca PLC	146	19,191
GSK PLC (b)	1,265	27,184
Smith & Nephew PLC	993	13,868
		60,243
Industrials (0.4%):
Ashtead Group PLC	245	10,255
BAE Systems PLC	2,397	24,220
Bunzl PLC	578	19,128
Ferguson PLC	147	16,438
Intertek Group PLC	283	14,487
RELX PLC	894	24,221
Rentokil Initial PLC	2,537	14,654
Rolls-Royce Holdings PLC (c)	7,508	7,580
Spirax-Sarco Engineering PLC	115	13,826
		144,809
Information Technology (0.0%): (a)
Halma PLC	583	14,255
Materials (0.2%):
Anglo American PLC	224	8,007
Antofagasta PLC	575	8,083
Croda International PLC	193	15,203
Evraz PLC (b) (f) (g) (h) (i)	12,158	10,802
Rio Tinto PLC	189	11,310
		53,405
Utilities (0.1%):
National Grid PLC	1,935	24,775
SSE PLC	948	18,646
		43,421
		704,871
Total Common Stocks (Cost $7,731,346)		8,031,960
Investment Companies (76.7%)
United States (76.7%):
BlackRock Liquidity Funds T-Fund, Institutional Shares, 1.34% (j)	27,126,268	27,126,268
Total Investment Companies (Cost $27,126,268)		27,126,268

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (j)	4,962	$4,962
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (j)	2,476	2,476
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (j)	30,885	30,885
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (j)	19,746	19,746
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (j)	13,168	13,168
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (j)	88,781	88,781
Total Collateral for Securities Loaned (Cost $160,018)		160,018
Total Investments (Cost $35,017,632) — 99.9%		35,318,246
Other assets in excess of liabilities — 0.1%		30,865
NET ASSETS — 100.00%		$35,349,111

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  All or a portion of this security is on loan.

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $150,999 and amounted to 0.4% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(h)  Restricted security that is not registered under the Securities Act of 1933.

(i)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Evraz PLC	3/19/2021	$75,288

(j)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued June 30, 2022

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	2	9/16/22	$192,278	$185,660	$(6,618)
Total unrealized appreciation					$—
Total unrealized depreciation					(6,618)
Total net unrealized appreciation (depreciation)					$(6,618)

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.9%)
Communication Services (9.9%):
Fox Corp., Class A	34,829	$1,120,101
Fox Corp., Class B	27,384	813,305
Liberty Broadband Corp., Class A (a)	2,521	286,260
Liberty Broadband Corp., Class C (a)	15,384	1,779,006
Paramount Global, Class B	67,984	1,677,845
Take-Two Interactive Software, Inc. (a)	18,096	2,217,303
Yandex NV, Class A (a) (b) (e) (f) (g)	45,921	8,697
ZoomInfo Technologies, Inc. (a)	45,077	1,498,359
		9,400,876
Consumer Discretionary (13.5%):
Caesars Entertainment, Inc. (a)	23,954	917,438
Expedia Group, Inc. (a)	16,937	1,606,136
LKQ Corp.	31,604	1,551,440
Pool Corp.	4,478	1,572,808
Rivian Automotive, Inc., Class A (a) (c)	99,689	2,565,995
Tractor Supply Co.	12,502	2,423,513
Ulta Beauty, Inc. (a)	5,790	2,231,929
		12,869,259
Consumer Staples (2.8%):
Coca-Cola Europacific Partners PLC	51,042	2,634,277
Electronic Equipment, Instruments & Components (6.0%):
CDW Corp.	15,097	2,378,683
Trimble, Inc. (a)	27,952	1,627,645
Zebra Technologies Corp. (a)	5,867	1,724,605
		5,730,933
Energy (5.8%):
Baker Hughes Co.	110,019	3,176,248
Diamondback Energy, Inc.	19,834	2,402,889
		5,579,137
Health Care (19.3%):
Alnylam Pharmaceuticals, Inc. (a)	13,500	1,968,975
BioMarin Pharmaceutical, Inc. (a)	20,672	1,713,089
Bio-Techne Corp.	4,434	1,537,002
Hologic, Inc. (a)	27,866	1,931,114
Horizon Therapeutics PLC (a)	25,687	2,048,795
ICON PLC (a)	9,084	1,968,503
Incyte Corp. (a)	24,752	1,880,409
Insulet Corp. (a)	7,748	1,688,599
Royalty Pharma PLC, Class A	48,643	2,044,952
Sanofi, ADR	31,786	1,590,253
		18,371,691
See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (8.0%):
CoStar Group, Inc. (a) (d)	44,276	$2,674,713
Expeditors International of Washington, Inc.	18,745	1,826,888
J.B. Hunt Transport Services, Inc.	11,709	1,843,816
United Airlines Holdings, Inc. (a)	36,481	1,292,157
		7,637,574
IT Services (3.8%):
Akamai Technologies, Inc. (a)	17,912	1,635,903
MongoDB, Inc. (a)	7,606	1,973,757
		3,609,660
Materials (1.5%):
Steel Dynamics, Inc.	21,068	1,393,648
Semiconductors & Semiconductor Equipment (15.2%):
Enphase Energy, Inc. (a)	15,089	2,945,976
Entegris, Inc.	15,184	1,398,902
GLOBALFOUNDRIES, Inc. (a) (c)	59,430	2,397,406
Monolithic Power Systems, Inc.	5,211	2,001,233
ON Semiconductor Corp. (a)	48,553	2,442,701
SolarEdge Technologies, Inc. (a)	6,259	1,712,963
Teradyne, Inc.	17,903	1,603,214
		14,502,395
Software (7.2%):
Check Point Software Technologies Ltd. (a)	14,315	1,743,281
NortonLifeLock, Inc.	64,818	1,423,403
SS&C Technologies Holdings, Inc.	28,469	1,653,195
The Trade Desk, Inc., Class A (a)	49,401	2,069,408
		6,889,287
Technology Hardware, Storage & Peripherals (5.2%):
NetApp, Inc.	24,866	1,622,258
Seagate Technology Holdings PLC	24,461	1,747,494
Western Digital Corp. (a)	34,994	1,568,781
		4,938,533
Utilities (1.7%):
Alliant Energy Corp.	28,026	1,642,604
Total Common Stocks (Cost $112,690,651)		95,199,874
Collateral for Securities Loaned (2.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (h)	84,257	84,257
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (h)	42,048	42,048
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (h)	524,429	524,429
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (h)	335,282	335,282

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (h)	223,595	$223,595
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (h)	1,507,491	1,507,491
Total Collateral for Securities Loaned (Cost $2,717,102)		2,717,102
Total Investments (Cost $115,407,753) — 102.7%		97,916,976
Liabilities in excess of other assets — (2.7)%		(2,553,342)
NET ASSETS — 100.00%		$95,363,634

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(c)  All or a portion of this security is on loan.

(d)  All or a portion of this security has been segregated as collateral for derivative instruments.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(f)  Restricted security that is not registered under the Securities Act of 1933.

(g)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Yandex NV, Class A	9/9/2020	$2,892,222

(h)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Unrealized Value	Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1	9/16/22	$222,909	$230,590	$7,681
Total unrealized appreciation					$7,681
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$7,681

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Principal Amount	Value
Asset-Backed Securities (15.9%)
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable 3/18/25 @ 100	$500,000	$454,448
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	676,000	632,063
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 3/15/25 @ 100 (a)	250,000	244,142
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100 (a)	116,000	114,908
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	190,000	187,292
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	540,000	509,296
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 10/15/24 @ 100 (a)	250,000	248,975
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 9/10/25 @ 100	500,000	426,355
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 6/10/25 @ 100	875,000	820,037
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 9/14/24 @ 100 (a)	250,000	233,017
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	295,665
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,343,250	1,143,127
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	654,000	567,497
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 12/15/23 @ 100	420,000	416,927
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 3/15/24 @ 100	500,000	471,714
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 3/15/24 @ 100 (a)	500,000	500,378
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (a)	391,000	369,094
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (a)	319,000	301,014
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 3/15/24 @ 100 (a)	250,000	247,311
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 2/15/23 @ 100 (a)	250,000	248,690
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	748,981	684,279
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	500,000	451,411
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38 (a)	750,000	673,307
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 1/15/24 @ 100 (a)	350,000	349,333
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 11/15/23 @ 100 (a)	500,000	499,734
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 4/15/25 @ 100 (a)	500,000	466,501
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 7/15/24 @ 100 (a)	1,265,000	1,200,709

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100	$321,000	$320,401
Ford Credit Auto Owner Trust, Series 22-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100 (a)	950,000	945,636
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	500,000	460,894
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	500,000	490,776
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (a)	1,000,000	907,650
Hpefs Equipment Trust, Series 22-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100 (a)	1,300,000	1,290,570
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 1/20/25 @ 100 (a)	333,000	308,723
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 12/15/25 @ 100	500,000	458,597
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (a)	154,873	150,606
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 8/25/24 @ 100 (a)	192,281	188,179
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100 (a)	500,000	484,807
Master Credit Card Trust, Series 2022-2A, Class B, 2.38%, 7/21/28 (a)	500,000	469,931
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	312,000	293,455
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,000,000	936,194
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	677,000	590,420
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	366,000	316,802
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	250,000	229,935
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 2/10/26 @ 100 (a)	1,000,000	947,039
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100 (a)	136,000	126,398
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 4/15/25 @ 100 (a)	952,583	939,722
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 4/15/25 @ 100 (a)	952,583	939,581
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 2/15/25 @ 100 (a)	548,932	535,048
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 2/15/25 @ 100 (a)	585,527	570,574
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 4/15/24 @ 100 (a)	250,000	251,156
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (b)	250,000	239,232
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 7/20/26 @ 100 (a)	500,000	441,221
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/17/28	220,000	218,495

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Tesla Auto Lease Trust, Series 2019-A, Class E, 5.48%, 5/22/23, Callable 11/20/22 @ 100 (a)	$500,000	$502,302
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (a)	750,000	723,709
Tricon Residential Trust, Series SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100 (a) (c)	200,000	199,992
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	744,000	689,396
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/19/24 @ 100 (a)	500,000	494,122
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 6/10/25 @ 100 (a) (b)	250,000	241,495
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	453,000	395,242
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100 (a)	1,000,000	887,637
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	942,615
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100	500,000	470,010
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 1/15/25 @ 100 (a)	500,000	473,749
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,250,000	1,245,848
Total Asset-Backed Securities (Cost $36,197,103)		34,075,383
Collateralized Mortgage Obligations (17.7%)
37 Capital CLO I, Series 2021-1A, Class C, 3.10% (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a) (d)	250,000	227,577
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 2.50% (TSFR3M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a) (d)	500,000	479,119
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 3.35% (TSFR3M+250bps), 1/15/35, Callable 1/15/24 @ 100 (a) (d)	250,000	236,441
AIMCO CLO, Ltd., Series 17A, Class B, 4.27% (TSFR3M+210bps), 7/20/35 (a) (d)	250,000	244,169
AOA Mortgage Trust, Series 2021-1177, Class B, 2.50% (LIBOR01M+117bps), 10/15/38 (a) (d)	250,000	236,606
AOA Mortgage Trust, Series 2021-1177, Class D, 3.15% (LIBOR01M+182bps), 10/15/38 (a) (d)	300,000	274,999
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.40%, 2/15/55, Callable 1/15/32 @ 100 (a) (e)	500,000	459,605
Aventura Mall Trust, Series 2018-AVM, Class A, 4.25%, 7/5/40 (a) (e)	500,000	491,739
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 1.88% (LIBOR03M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a) (d)	750,000	701,392
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	750,000	711,938
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (d)	750,000	692,440
BBCMS Mortgage Trust, Series 2020-BID, Class B, 3.86% (LIBOR01M+254bps), 10/15/37 (a) (d)	500,000	490,117
BBCMS Mortgage Trust, Series 2020-BID, Class C, 4.96% (LIBOR01M+364bps), 10/15/37 (a) (d)	300,000	295,988

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 5/15/32 @ 100 (e)	$135,135	$134,058
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 9/15/30 @ 100	1,000,000	820,815
BPR Trust, Series 2022-OANA, Class A, 3.18% (TSFR1M+190bps), 4/15/37 (a) (d)	1,000,000	978,422
BPR Trust, Series 2021-TY, Class D, 3.67% (LIBOR01M+235bps), 9/23/23 (a) (d)	500,000	462,482
BPR Trust, Series 2022-OANA, Class D, 4.97% (TSFR1M+370bps), 4/15/37 (a) (d)	500,000	481,738
BPR Trust, Series 2021-TY, Class A, 2.37% (LIBOR01M+105bps), 9/15/38 (a) (d)	500,000	478,901
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 2.27% (LIBOR01M+85bps), 9/15/26 (a) (d)	250,000	236,549
BX Commercial Mortgage Trust, Series 22-CSMO, Class D, 5.09% (TSFR1M+434bps), 6/15/27 (a) (d)	500,000	484,971
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.77% (LIBOR01M+145bps), 10/15/36 (a) (d)	1,215,500	1,191,134
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 2.32% (LIBOR01M+100bps), 10/15/38 (a) (d)	233,366	220,437
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 2.72% (LIBOR01M+140bps), 6/15/38 (a) (d)	248,120	232,662
BX Commercial Mortgage Trust, Series 22-CSMO, Class C, 4.64% (TSFR1M+389bps), 6/15/27 (a) (d)	1,000,000	979,962
BX Mortgage Trust, Series 2021-PAC, Class B, 2.22% (LIBOR01M+90bps), 10/15/36 (a) (d)	250,000	235,383
BX Trust, Series 2021-ARIA, Class D, 3.22% (LIBOR01M+190bps), 10/15/36 (a) (d)	250,000	233,104
BX Trust, Series 2021-RISE, Class B, 2.57% (LIBOR01M+125bps), 11/15/36 (a) (d)	500,000	477,900
BXP Trust, Series 2021-601L, Class D, 2.87%, 1/15/44 (a) (e)	1,000,000	724,900
BXP Trust, Series 2021-601L, Class B, 2.87%, 1/15/44 (a) (e)	500,000	417,152
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44 (a) (e)	250,000	185,709
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (a)	1,000,000	838,401
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.90%, 1/10/36 (a) (e)	615,000	602,061
Columbia Cent CLO Ltd., Series 2020-29A, Class BR, 2.76% (LIBOR03M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a) (c) (d)	500,000	469,925
Columbia Cent CLO, Ltd., Series 22-32A, Class BF, 5.20%, 7/24/34 (a)	250,000	248,125
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (e)	500,000	485,177
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	825,000	679,811
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 2.74% (LIBOR03M+170bps), 1/15/35, Callable 1/15/24 @ 100 (a) (d)	500,000	471,963
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 3.23% (LIBOR03M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a) (d)	750,000	711,209
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 3.86% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a) (d)	500,000	470,913
Hilton USA Trust, Series 2016-HHV, Class C, 4.33%, 11/5/38 (a) (e)	200,000	187,126
Hilton USA Trust, Series 2016-HHV, Class B, 4.33%, 11/5/38 (a) (e)	350,000	333,823
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (a)	1,200,000	1,084,755

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 3.04%, 12/10/41 (a) (e)	$1,000,000	$893,443
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.95%, 3/15/32 (a) (e)	750,000	623,898
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (e)	449,000	445,342
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 6/15/23 @ 100 (b) (e)	338,000	336,231
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 2.27% (LIBOR01M+95bps), 5/15/36 (a) (d)	250,000	245,378
LCM Ltd., Series 36A, Class A2, 1.65% (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a) (d)	750,000	706,514
Life Mortgage Trust US, Series 22-BMR2, Class C, 3.37% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100 (a) (d)	250,000	241,248
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	500,000	441,663
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 2.12% (LIBOR01M+80bps), 4/15/38 (a) (d)	250,000	241,756
MHC Commercial Mortgage Trust, Series MHC, Class D, 2.92% (LIBOR01M+160bps), 4/15/26 (a) (d)	500,000	471,433
MHP, Series 2022-MHIL, Class D, 2.89% (SOFR30A+161bps), 1/15/27 (a) (d)	500,000	467,762
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 3.92% (LIBOR01M+260bps), 11/15/34 (a) (d)	500,000	494,620
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43, Callable 5/9/31 @ 100 (a)	500,000	406,443
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43, Callable 5/9/31 @ 100 (a)	750,000	588,545
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 3.67% (TSFR1M+239bps), 3/15/39 (a) (d)	250,000	242,077
Oaktree CLO Ltd., Series 2022-1A, Class B, 3.06% (TSFR3M+195bps), 5/15/33, Callable 11/15/23 @ 100 (a) (d)	333,000	316,204
Oaktree CLO, Ltd., Series 22-2A, Class B, 7/15/33 (a) (d) (f)	500,000	492,894
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 2.66% (LIBOR03M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a) (d)	500,000	471,633
Palmer Square Loan Funding Ltd., Series 2019-4A, Class B, 3.28% (LIBOR03M+210bps), 10/24/27, Callable 7/24/22 @ 100 (a) (d)	1,000,000	968,054
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a) (b)	500,000	425,561
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	500,000	410,095
SMRT, Series 2022-MINI, Class E, 3.98% (SOFR30A+270bps), 1/15/39 (a) (d)	250,000	231,035
Sound Point CLO XXXII Ltd., Series 2021-4A, Class B1, 2.93% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a) (d)	500,000	472,250
SREIT Trust, Series 2021-MFP2, Class D, 2.89% (LIBOR01M+157bps), 11/15/36 (a) (d)	760,000	707,573
SREIT Trust, Series 2021-MFP2, Class B, 2.50% (LIBOR01M+117bps), 11/15/36 (a) (d)	500,000	475,066
Stratus CLO Ltd., Series 2021-3A, Class B, 1.77% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a) (d)	205,000	196,240
Stratus CLO, Ltd., Series 22-1A, Class B, 7/20/30 (a) (c) (d) (f)	250,000	245,724
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @ 100 (a) (e)	363,636	295,217

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 3.19% (LIBOR03M+215bps), 4/18/33, Callable 7/18/22 @ 100 (a) (d)	$500,000	$469,053
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 1.89% (LIBOR03M+165bps), 1/15/34, Callable 1/15/23 @ 100 (a) (d)	500,000	474,605
TRESTLES CLO III Ltd., Series 2020-3A, Class C, 3.31% (LIBOR03M+225bps), 1/20/33, Callable 7/20/22 @ 100 (a) (d)	500,000	469,947
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 3.51% (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a) (d)	750,000	692,207
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 2.93% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a) (d)	500,000	469,569
TTAN, Series 2021-MHC, Class C, 2.68% (LIBOR01M+140bps), 3/15/38 (a) (d)	698,218	659,648
Venture CLO, Ltd., Series 46A, Class A2F, 5.02%, 7/20/35 (a) (c)	475,000	475,000
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 2.77% (LIBOR01M+145bps), 2/15/40 (a) (d)	227,255	216,880
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 3.12% (LIBOR01M+180bps), 2/15/40 (a) (d)	227,255	210,573
Total Collateralized Mortgage Obligations (Cost $41,090,148)		37,793,079
Senior Secured Loans (5.5%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.81% (LIBOR03M+475bps), 4/20/28 (d)	250,000	238,035
Bausch Lomb, Initial Term Loan, 4.45% (SOFR01M+325bps), 5/5/27 (d)	500,000	464,500
Bausch Lomb, Inc., Initial Term Loan, 5/10/27 (f)	500,000	464,500
Central Parent, Inc., 6/9/29 (c) (f)	250,000	235,658
Covanta Holding Corp., Initial Term B Loans, 3.56% (LIBOR01M+250bps), 11/30/28 (d)	463,994	437,546
Covanta Holding Corp., Initial Term C Loan, 3.56% (LIBOR01M+250bps), 11/30/28 (d)	34,843	32,857
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 10/20/27 (d)	750,000	744,608
Directv Financing LLC, Closing Date Term Loans, First Lien, 6.06% (LIBOR01M+500bps), 8/2/27 (d)	932,500	855,960
Great Outdoors Group LLC, Term B1, First Lien, 4.81% (LIBOR01M+375bps), 3/5/28 (d)	496,250	451,091
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.35% (LIBOR03M+325bps), 4/25/25 (d)	496,222	469,664
IRB Holding Corp., Term Loan B, First Lien, 4.09% (SOFR01M+300bps), 12/15/27 (d)	745,589	698,371
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 7.31% (LIBOR03M+525bps), 6/20/27 (d)	1,000,000	986,000
Oeg Borrower LLC, Initial Term Loan, 6.68% (SOFR03M+500bps), 5/20/29 (d)	500,000	472,500
Reynolds Consumer Products LLC, 1.92% (LIBOR01M+175bps), 2/4/27 (c) (d)	498,549	478,098
Scientific Games International, Inc., Initial Term B Loans, First Lien, 4.36% (SOFR01M+300bps), 4/16/29 (d)	1,000,000	947,500
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 5.54% (LIBOR03M+450bps), 1/15/27 (d)	496,250	473,919
UKG, Inc., Incremental Term Loans, First Lien, 4.21% (LIBOR03M+325bps), 5/3/26 (c) (d)	747,500	698,449

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Walker & Dunlop, Inc., Term Loan B, First Lien, 2.75% (SOFR06M+225bps), 12/16/28 (d)	$1,492,500	$1,425,337
Whatabrands LLC, Initial Term B Loans, First Lien, 4.31% (LIBOR01M+325bps), 8/3/28 (d)	1,244,997	1,164,072
Total Senior Secured Loans (Cost $12,416,347)		11,738,665
Corporate Bonds (31.9%)
Communication Services (1.7%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	250,000	237,018
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	500,000	447,924
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	250,000	178,785
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (a)	500,000	371,025
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	250,000	195,698
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	232,000	189,869
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	906,000	831,472
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75 (a)	1,000,000	858,890
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	500,000	427,605
		3,738,286
Consumer Discretionary (4.0%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	500,000	411,345
AutoNation, Inc. 2.40%, 8/1/31, Callable 5/1/31 @ 100	250,000	192,100
3.85%, 3/1/32, Callable 12/1/31 @ 100	750,000	647,077
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (a)	750,000	585,308
Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25 (a)	250,000	206,175
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	500,000	411,195
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	100,000	84,686
GSK Consumer Healthcare Capital US LLC, 3.63%, 3/24/32, Callable 12/24/31 @ 100 (a)	250,000	230,680
Hilton Domestic Operating Co., Inc. 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	250,000	207,625
3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a)	750,000	596,873
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	200,000	173,110
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (a)	250,000	212,788
Magallanes, Inc. 4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	250,000	223,348
5.14%, 3/15/52, Callable 9/15/51 @ 100 (a)	500,000	419,770
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 (b)	1,000,000	862,069
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	250,000	189,843
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	500,000	402,075
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	1,000,000	840,119
Sonic Automotive, Inc., 4.88%, 11/15/31, Callable 11/15/26 @ 102.44 (a)	250,000	188,563
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (a)	500,000	462,640
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	420,000	358,352
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	750,000	588,915
		8,494,656

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Consumer Staples (1.4%):
7-Eleven, Inc., 2.80%, 2/10/51, Callable 8/2/50 @ 100 (a)	$750,000	$489,795
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42 (b)	750,000	610,958
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	250,000	205,140
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100 (a)	250,000	192,418
Kraft Heinz Foods Co., 5.00%, 6/4/42	500,000	457,365
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	333,000	276,806
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	500,000	361,805
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	250,000	197,275
		2,791,562
Energy (1.2%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100 (b)	250,000	213,480
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	267,000	248,307
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 (b)	500,000	462,235
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a) (b)	500,000	472,035
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100 (b)	750,000	663,607
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (a)	500,000	480,965
		2,540,629
Financials (8.0%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100 (b)	500,000	467,895
Ares Finance Co. IV LLC, 3.65%, 2/1/52, Callable 8/1/51 @ 100 (a)	500,000	349,050
Bank of America Corp., 3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100 (d)	750,000	649,553
Blackstone Holdings Finance Co. LLC, 2.55%, 3/30/32, Callable 12/30/31 @ 100 (a)	500,000	418,945
Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100 (a)	750,000	636,577
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a) (b)	1,250,000	961,212
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	250,000	227,598
Charles Schwab Corp. The, 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100 (d) (g)	250,000	247,933
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	500,000	398,700
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (b)	500,000	495,820
F&G Global Funding, 2.00%, 9/20/28 (a)	500,000	422,750
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (a)	500,000	461,005
Fifth Third Bancorp, 4.34% (SOFR+268bps), 4/25/33, Callable 4/25/32 @ 100 (d)	217,000	206,434
Global Atlantic Fin Co. 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,000,000	912,299
3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	199,298
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (a)	450,000	377,033
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (d)	1,000,000	775,449
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b) (d)	750,000	649,035
KeyCorp., 4.79% (SOFR+273bps), 6/1/33, Callable 6/1/32 @ 100, MTN (d)	189,000	186,328
Metropolitan Life Global Funding I, 2.40%, 1/11/32 (a)	500,000	420,775

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Morgan Stanley 1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (d)	$250,000	$198,328
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b) (d)	500,000	384,465
New York Life Global Funding, 1.85%, 8/1/31 (a)	1,600,000	1,299,583
OWL Rock Core Income Corp. 5.50%, 3/21/25 (a)	500,000	479,790
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	375,000	343,110
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (d) (g)	250,000	248,653
State Street Corp., 1.68% (SOFR+56bps), 11/18/27, Callable 11/18/26 @ 100 (d)	750,000	672,967
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (d)	500,000	457,410
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (d) (g)	500,000	410,775
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (d)	750,000	755,715
The PNC Financial Services Group, Inc. 2.31% (SOFR+98bps), 4/23/32, Callable 4/23/31 @ 100 (d)	250,000	209,130
4.63% (SOFR+278bps), 6/6/33, Callable 6/6/32 @ 100 (d)	250,000	241,715
Truist Financial Corp. 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b) (d) (g)	1,000,000	911,079
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (d) (g)	500,000	492,115
United Financial Bancorp, Inc., 5.75%, 10/1/24	300,000	295,794
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	500,000	428,190
		17,292,508
Health Care (3.1%):
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	250,000	177,858
Baxter International, Inc. 2.27%, 12/1/28, Callable 10/1/28 @ 100 (a)	250,000	218,875
2.54%, 2/1/32, Callable 11/1/31 @ 100 (a) (b)	250,000	210,868
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	660,000	541,173
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	500,000	444,260
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,000,000	798,340
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38 (a)	250,000	183,903
CVS Health Corp., 1.88%, 2/28/31, Callable 11/28/30 @ 100	1,000,000	801,789
DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31 (a)	250,000	194,883
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	750,000	633,420
HCA, Inc. 3.50%, 9/1/30, Callable 3/1/30 @ 100	1,000,000	852,739
3.63%, 3/15/32, Callable 12/15/31 @ 100 (a)	250,000	211,005
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	750,000	609,615
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	309,000	256,130
Royalty Pharma PLC, 2.15%, 9/2/31, Callable 6/2/31 @ 100	250,000	195,183
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19 (a)	50,000	42,479
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (a)	500,000	387,105
		6,759,625
Industrials (3.7%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	250,000	198,108
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	780,250

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	$1,000,000	$853,800
Ashtead Capital, Inc., 2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	250,000	191,243
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	250,000	210,143
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a)	500,000	471,920
GXO Logistics, Inc., 2.65%, 7/15/31 (a)	1,000,000	777,500
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a) (b)	1,250,000	1,227,637
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	500,000	490,955
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 (c)	250,000	250,155
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	500,000	514,235
The Boeing Co. 3.63%, 2/1/31, Callable 11/1/30 @ 100 (b)	750,000	649,110
5.81%, 5/1/50, Callable 11/1/49 @ 100	1,250,000	1,151,038
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	250,000	211,165
		7,977,259
Information Technology (3.0%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	350,000	285,096
Broadcom, Inc. 2.60%, 2/15/33, Callable 11/15/32 @ 100 (a) (b)	500,000	385,580
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	250,000	206,668
Global Payments, Inc. 2.90%, 11/15/31, Callable 8/15/31 @ 100	500,000	409,240
4.15%, 8/15/49, Callable 2/15/49 @ 100	750,000	586,328
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	250,000	199,638
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100	1,250,000	920,262
Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	1,250,000	872,400
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	500,000	395,345
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,000,000	859,559
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	250,000	210,030
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100 (b)	500,000	393,300
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	200,000	153,218
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	250,000	228,600
		6,105,264
Materials (1.4%):
Albemarle Corp., 5.05%, 6/1/32, Callable 3/1/32 @ 100	250,000	244,115
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,000,000	816,140
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	507,000	450,140
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	393,150
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (b)	750,000	591,743
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	355,000	287,500
Vulcan Materials Co., 4.50%, 6/15/47, Callable 12/15/46 @ 100	250,000	222,490
		3,005,278
Real Estate (3.4%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	1,500,000	1,128,359
Boston Properties LP 2.55%, 4/1/32, Callable 1/1/32 @ 100 (b)	250,000	198,273
2.45%, 10/1/33, Callable 7/1/33 @ 100	500,000	382,830

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	$250,000	$201,563
Crown Castle International Corp., 2.90%, 4/1/41, Callable 10/1/40 @ 100	750,000	543,113
Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	250,000	226,105
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	733,000	588,554
Healthpeak Properties, Inc., 2.13%, 12/1/28, Callable 10/1/28 @ 100	500,000	431,925
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	426,600
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	500,000	384,450
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (a)	500,000	423,790
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88 (a)	250,000	219,718
SBA Tower Trust, 2.59%, 10/15/31 (a)	500,000	432,946
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 (b)	1,000,000	796,249
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	914,000	787,603
		7,172,078
Utilities (1.0%):
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	250,000	207,848
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	500,000	410,940
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	1,000,000	813,620
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a) (b)	750,000	671,025
		2,103,433
Total Corporate Bonds (Cost $78,720,560)		67,980,578
Yankee Dollars (5.9%)
Communication Services (0.7%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,250,000	1,109,725
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 (a)	500,000	457,910
		1,567,635
Consumer Discretionary (0.2%):
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100 (a)	500,000	347,470
Consumer Staples (0.2%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	500,000	411,585
Financials (3.3%):
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100 (d)	500,000	408,970
Barclays PLC 2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (d)	500,000	443,605
3.56% (H15T5Y+66bps), 9/23/35, Callable 9/23/30 @ 100 (d)	250,000	198,500
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (d) (g)	500,000	472,125
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	250,000	200,933
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	600,000	508,500
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a) (d)	500,000	399,870
Deutsche Bank AG 2.31% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100 (d)	500,000	431,345
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (d)	1,000,000	739,330

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	$250,000	$173,043
Lloyds Banking Group PLC, 3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100 (d)	500,000	475,514
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (d)	500,000	401,200
Mizuho Financial Group, Inc., 2.56%, 9/13/31	500,000	400,000
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (a) (b)	500,000	410,930
Societe Generale SA 3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a) (d)	500,000	409,425
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a) (d)	500,000	353,995
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (d)	750,000	604,575
		7,031,860
Health Care (0.4%):
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	250,000	198,175
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	650,000	548,704
		746,879
Industrials (0.4%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (b)	500,000	460,565
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	500,000	470,320
		930,885
Real Estate (0.7%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	1,792,000	1,526,084
Total Yankee Dollars (Cost $14,958,013)		12,562,398
Municipal Bonds (0.7%)
Alabama (0.1%):
Homewood Educational Building Authority Revenue, 2.25%, 12/1/29	250,000	214,233
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	145,000	148,176
Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31	250,000	210,033
New York (0.1%):
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29 (c)	250,000	242,152
South Carolina (0.1%):
County of Charleston SC Revenue, 1.92%, 12/1/29	250,000	220,339
Texas (0.2%):
Central Texas Regional Mobility Authority Revenue, 1.34%, 1/1/25	250,000	235,250
Dallas Fort Worth International Airport Revenue, 2.44%, 11/1/32, Continuously Callable @ 100	350,000	298,122
		533,372
Total Municipal Bonds (Cost $1,743,305)		1,568,305

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
U.S. Government Agency Mortgages (2.1%)
Federal National Mortgage Association 4.00%, 5/1/52	$1,983,754	$1,957,472
4.50%, 6/1/52	1,495,136	1,503,403
5.50%, 6/1/52	499,855	520,310
6.00%, 7/1/52	500,000	523,824
		4,505,009
Total U.S. Government Agency Mortgages (Cost $4,553,041)		4,505,009
U.S. Treasury Obligations (19.2%)
U.S. Treasury Bonds 1.38%, 11/15/40	2,500,000	1,800,000
1.75%, 8/15/41 (b)	14,000,000	10,646,562
1.25%, 5/15/50 (b)	1,000,000	636,094
2.00%, 8/15/51	700,000	541,078
U.S. Treasury Notes 0.38%, 7/31/27 (b)	1,200,000	1,048,688
1.25%, 9/30/28	10,500,000	9,404,883
2.38%, 3/31/29	8,500,000	8,138,750
0.63%, 8/15/30 (b)	750,000	621,797
1.25%, 8/15/31 (b)	3,750,000	3,227,930
1.88%, 2/15/32	5,500,000	4,982,656
Total U.S. Treasury Obligations (Cost $43,966,394)		41,048,438
Total Investments (Cost $233,644,911) — 98.9%		211,271,855
Other assets in excess of liabilities — 1.1%		2,457,293
NET ASSETS — 100.00%		$213,729,148

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $98,945,120 and amounted to 46.3% of net assets.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.

(c)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(e)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2022.

(f)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

bps — Basis points

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

H15T10Y — 10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SOFR01M — 1 Month SOFR, rate disclosed as of June 30, 2022

SOFR03M — 3 Month SOFR, rate disclosed as of June 30, 2022

SOFR06M — 6 Month SOFR, rate disclosed as of June 30, 2022

TSFR1M — 1 month Term SOFR, rate disclosed as of June 30, 2022.

TSFR3M — 3 month Term SOFR, rate disclosed as of June 30, 2022.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	10	9/21/22	$1,193,291	$1,185,313	$(7,978)
30-Year U.S. Treasury Bond Futures	30	9/21/22	4,071,452	4,158,750	87,298
					$79,320
Total unrealized appreciation					$87,298
Total unrealized depreciation					(7,978)
Total net unrealized appreciation (depreciation)					$79,320

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Principal Amount	Value
Corporate Bonds (81.8%)
Communication Services (8.5%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100	$2,000,000	$1,488,160
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	671,888
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	1,000,000	715,140
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	467,595
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	78,000	71,584
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 (a)	500,000	445,025
The Walt Disney Co., 2.20%, 1/13/28	1,000,000	906,350
T-Mobile USA, Inc. 2.55%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,261,875
2.25%, 11/15/31, Callable 8/15/31 @ 100	500,000	406,095
Verizon Communications, Inc. 1.75%, 1/20/31, Callable 10/20/30 @ 100	1,000,000	803,130
2.88%, 11/20/50, Callable 5/20/50 @ 100	1,000,000	709,710
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	918,930
		8,865,482
Consumer Discretionary (6.4%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	250,000	214,510
Amazon.com, Inc., 2.88%, 5/12/41, Callable 11/12/40 @ 100	500,000	400,935
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100	500,000	431,385
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	350,000	301,431
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	500,000	460,685
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	167,000	138,289
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/29, Callable 1/24/29 @ 100 (a)	500,000	467,395
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	500,000	477,775
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	250,000	216,388
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	1,000,000	724,390
Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 (a)	389,000	330,821
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 (b)	500,000	431,035
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	500,000	420,060
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	600,000	405,336
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	500,000	392,610
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	437,505
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100 (a)	500,000	486,855
		6,737,405
Consumer Staples (3.5%):
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	702,809
3.75%, 7/15/42 (b)	750,000	610,958
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	500,000	412,415
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	250,000	210,925
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	750,000	615,420

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Keurig Dr Pepper, Inc. 3.95%, 4/15/29, Callable 2/15/29 @ 100	$250,000	$238,688
4.50%, 4/15/52, Callable 10/15/51 @ 100	75,000	66,052
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	500,000	397,305
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	500,000	415,625
		3,670,197
Energy (0.9%):
Boardwalk Pipelines LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	500,000	503,830
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100 (b)	500,000	442,405
		946,235
Financials (23.0%):
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (c)	500,000	499,785
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (a)	500,000	417,455
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	195,130
Bank of America Corp. 3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (c)	2,000,000	1,862,900
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b) (c)	2,000,000	1,680,540
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b) (c)	250,000	206,285
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a) (b)	250,000	192,243
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)	500,000	470,205
Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100 (a)	250,000	230,683
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (b)	500,000	495,820
F&G Global Funding, 2.00%, 9/20/28 (a)	250,000	211,375
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (a)	750,000	691,508
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	500,000	382,810
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	450,265
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	500,000	471,125
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	199,298
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (c)	500,000	387,725
JPMorgan Chase & Co. 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b) (c)	250,000	216,345
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100 (c)	3,000,000	2,396,279
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (c)	1,000,000	764,570
JPMorgan Chase Co., 2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (c)	500,000	463,265
KeyBank NA, 3.90%, 4/13/29	500,000	471,320
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	500,000	416,980
MetLife, Inc., 4.13%, 8/13/42	500,000	449,294
Metropolitan Life Global Funding I, 3.30%, 3/21/29 (a)	500,000	467,939
Morgan Stanley 1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100 (b) (c)	2,500,000	2,229,974
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (c)	500,000	396,655
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b) (c)	250,000	192,233
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100 (c)	1,000,000	692,049
New York Life Global Funding, 1.85%, 8/1/31 (a)	500,000	406,120
OWL Rock Core Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	375,000	343,110

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	$500,000	$430,785
Regions Bank, 6.45%, 6/26/37	1,000,000	1,118,520
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	250,000	207,313
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (c)	500,000	443,989
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	500,000	434,890
Truist Financial Corp. 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b) (c) (d)	500,000	455,540
1.89% (SOFR+63bps), 6/7/29, Callable 6/7/28 @ 100, MTN (c)	1,000,000	858,980
U.S. Bancorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN	500,000	482,300
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	250,000	192,513
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	473,675
		24,049,790
Health Care (7.3%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (b)	500,000	443,185
Amgen, Inc. 1.65%, 8/15/28, Callable 6/15/28 @ 100	500,000	429,095
4.20%, 2/22/52, Callable 8/22/51 @ 100	250,000	219,340
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (a) (b)	250,000	210,868
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	250,000	236,253
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	250,000	204,990
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100	500,000	353,535
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	500,000	480,785
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (b)	2,000,000	1,826,600
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	844,560
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	500,000	390,650
HCA, Inc. 4.50%, 2/15/27, Callable 8/15/26 @ 100	250,000	240,563
4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	94,000	74,597
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	406,410
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	471,420
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	500,000	407,205
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	500,000	443,250
		7,683,306
Industrials (7.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	750,000	594,323
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	250,000	195,063
Burlington Northern Santa Fe LLC 3.65%, 9/1/25, Callable 6/1/25 @ 100	500,000	502,280
3.90%, 8/1/46, Callable 2/1/46 @ 100	500,000	443,800
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	500,000	420,005
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	750,000	589,043
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a)	250,000	235,960
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	250,000	221,355
GXO Logistics, Inc., 2.65%, 7/15/31 (a)	750,000	583,125
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	419,390

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	$500,000	$434,905
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	500,000	387,695
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 (e)	500,000	500,310
Quanta Services, Inc. 2.90%, 10/1/30, Callable 7/1/30 @ 100	500,000	411,700
2.35%, 1/15/32, Callable 10/15/31 @ 100	250,000	192,655
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	500,000	463,870
The Boeing Co., 3.63%, 2/1/31, Callable 11/1/30 @ 100 (b)	750,000	649,110
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	400,000	362,412
		7,607,001
Information Technology (7.5%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	750,000	610,920
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (a) (b)	1,000,000	771,160
Dell, Inc., 5.40%, 9/10/40 (b)	500,000	438,630
HP, Inc., 4.00%, 4/15/29, Callable 2/15/29 @ 100	500,000	467,970
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	500,000	417,770
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	500,000	399,275
Microsoft Corp. 3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	472,150
2.53%, 6/1/50, Callable 12/1/49 @ 100	250,000	184,053
Oracle Corp. 1.65%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	895,690
2.95%, 4/1/30, Callable 1/1/30 @ 100	500,000	426,800
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	174,480
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	1,000,000	790,690
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,000,000	859,560
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100 (b)	500,000	393,300
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	100,000	76,609
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	500,000	468,640
		7,847,697
Materials (5.3%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	500,000	492,215
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	338,000	300,093
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	393,150
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	500,000	486,895
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (b)	250,000	197,248
Ecolab, Inc. 1.65%, 2/1/27, Callable 1/1/27 @ 100	234,000	214,009
2.70%, 12/15/51, Callable 6/15/51 @ 100	250,000	178,610
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	412,285
Nucor Corp., 4.30%, 5/23/27, Callable 4/23/27 @ 100	500,000	498,060
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	750,000	530,663
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500,000	404,930
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	500,000	473,945
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (b)	1,000,000	842,530
		5,424,633

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Real Estate (5.1%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	$1,000,000	$789,829
American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	500,000	415,660
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 (b)	500,000	396,545
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	201,563
Crown Castle International Corp. 2.90%, 3/15/27, Callable 2/15/27 @ 100	250,000	231,325
2.25%, 1/15/31, Callable 10/15/30 @ 100	250,000	202,888
2.90%, 4/1/41, Callable 10/1/40 @ 100	250,000	181,038
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	500,000	473,854
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	827,419
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	117,000	93,944
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	426,600
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	500,000	387,780
Physicians Realty LP 4.30%, 3/15/27, Callable 12/15/26 @ 100	250,000	244,990
2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	201,660
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 (b)	250,000	199,063
		5,274,158
Utilities (6.9%):
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	500,000	374,870
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	229,095
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	432,530
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	250,000	221,808
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	855,019
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	250,000	205,470
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	500,000	406,810
Florida Power & Light Co. 3.15%, 10/1/49, Callable 4/1/49 @ 100	250,000	199,080
2.88%, 12/4/51, Callable 6/4/51 @ 100	500,000	375,000
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	500,000	477,405
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100	500,000	361,470
NextEra Energy Capital Holdings, Inc. 1.51% (SOFR+40bps), 11/3/23, Callable 8/8/22 @ 100 (c)	250,000	246,870
2.44%, 1/15/32, Callable 10/15/31 @ 100	500,000	416,410
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 (a)	312,000	267,677
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	500,000	431,085
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	500,000	379,170
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	250,000	184,460
The Southern Co., 5.11%, 8/1/27	100,000	100,981
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100	500,000	416,900
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	250,000	181,510
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	414,095
		7,177,715
Total Corporate Bonds (Cost $101,475,717)		85,283,619

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Yankee Dollars (16.6%)
Communication Services (0.4%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	$500,000	$443,890
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	500,000	430,595
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a) (b)	500,000	494,350
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	250,000	205,793
		1,130,738
Financials (11.8%):
Banco Santander SA, 4.18% (H15T1Y+200bps), 3/24/28, Callable 3/24/27 @ 100 (c)	500,000	477,830
Bank of New Zealand, 2.87%, 1/27/32 (a)	250,000	220,710
Barclays PLC, 4.95%, 1/10/47	1,000,000	947,829
BNP Paribas SA, 4.38%, 5/12/26 (a)	500,000	490,015
BP Capital Markets PLC 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (c) (d)	500,000	472,125
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (c) (d)	250,000	218,750
BPCE SA, 3.25%, 1/11/28 (a)	500,000	464,330
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	500,000	423,750
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	239,583	283,340
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	500,000	407,600
Credit Agricole SA, 3.25%, 10/4/24 (a)	500,000	487,390
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a) (c)	500,000	399,870
Deutsche Bank AG, 4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	500,000	430,340
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (c)	1,000,000	839,890
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	250,000	173,043
Lloyds Banking Group PLC, 1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (c)	1,000,000	889,400
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (c)	500,000	401,200
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100 (c)	1,000,000	878,220
Shell International Finance BV 2.75%, 4/6/30, Callable 1/6/30 @ 100	500,000	451,480
2.88%, 11/26/41, Callable 5/26/41 @ 100	500,000	386,925
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	500,000	483,600
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (c)	500,000	441,020
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	250,000	217,903
The Bank of Nova Scotia, 4.50%, 12/16/25	500,000	500,615
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (c)	500,000	481,175
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (c)	500,000	481,560
		12,349,910

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	$152,000	$138,902
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	500,000	396,350
		535,252
Industrials (1.5%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (b)	500,000	460,565
CNH Industrial NV, 3.85%, 11/15/27, Callable 8/15/27 @ 100, MTN	500,000	471,245
Ferguson Finance PLC 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	500,000	432,575
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	250,000	235,160
		1,599,545
Materials (0.7%):
CCL Industries, Inc. 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	500,000	474,970
3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	235,000	203,726
		678,696
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	504,000	429,211
Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA,Inc., 4.40%, 6/1/27, Callable 5/1/27 @ 100	167,000	165,121
Total Yankee Dollars (Cost $20,294,791)		17,332,363
Commercial Papers (1.2%) (f)
Hannover Funding Co. LLC, 1.63%, 7/1/22 (a)	1,000,000	999,955
Jabil, Inc., 2.25%, 7/5/22 (a)	300,000	299,906
Total Commercial Papers (Cost $1,299,920)		1,299,861
Total Investments (Cost $123,070,428) — 99.6%		103,915,843
Other assets in excess of liabilities — 0.4%		407,025
NET ASSETS — 100.00%		$104,322,868

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $21,236,985 and amounted to 20.4% of net assets.

(b)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(d)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(f)  Rate represents the effective yield at June 30, 2022.
See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022

bps — Basis points

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

H15T10Y — 10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

LIBOR — London Interbank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of June 30, 2022

USSW5 — USD 5 Year Swap Rate, rate disclosed as of June 30, 2022.

See notes to financial statements.

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (100.1%)
Aerospace & Defense (3.8%):
HEICO Corp.	597	$78,279
Air Freight & Logistics (2.2%):
GXO Logistics, Inc. (a)	1,033	44,698
Commercial Services & Supplies (10.9%):
Cintas Corp.	192	71,718
Copart, Inc. (a)	844	91,709
Rollins, Inc.	1,744	60,900
		224,327
Consumer Discretionary (6.1%):
LKQ Corp.	1,176	57,730
NVR, Inc. (a)	17	68,070
		125,800
Consumer Staples (3.1%):
Darling Ingredients, Inc. (a)	1,059	63,328
Electrical Equipment (2.8%):
Generac Holdings, Inc. (a)	276	58,120
Health Care (17.7%):
Chemed Corp.	158	74,164
DENTSPLY SIRONA, Inc.	1,248	44,591
Laboratory Corp. of America Holdings	304	71,245
STERIS PLC	356	73,389
Waters Corp. (a)	296	97,970
		361,359
Industrial Conglomerates (4.0%):
Carlisle Cos., Inc.	340	81,127
Information Technology (19.8%):
Amphenol Corp., Class A	1,400	90,133
Cadence Design Systems, Inc. (a)	648	97,220
Keysight Technologies, Inc. (a)	372	51,280
Teledyne Technologies, Inc. (a)	148	55,516
Tyler Technologies, Inc. (a)	192	63,836
Zebra Technologies Corp. (a)	166	48,796
		406,781
Machinery (9.4%):
Graco, Inc.	1,068	63,450
Parker-Hannifin Corp.	276	67,910
The Toro Co.	812	61,541
		192,901
Materials (2.2%):
Crown Holdings, Inc.	500	46,085

See notes to financial statements.

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Professional Services (7.6%):
CACI International, Inc., Class A (a)	257	$72,417
Verisk Analytics, Inc.	484	83,776
		156,193
Road & Rail (6.9%):
J.B. Hunt Transport Services, Inc.	512	80,625
Old Dominion Freight Line, Inc.	240	61,507
		142,132
Trading Companies & Distributors (3.6%):
Fastenal Co.	1,500	74,880
Total Common Stocks (Cost $2,373,428)		2,056,010
Total Investments (Cost $2,373,428) — 100.1%		2,056,010
Liabilities in excess of other assets — (0.1)%		(2,371)
NET ASSETS — 100.00%		$2,053,639

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
Assets:
Affiliated investments, at value (Cost $—, $32,778 and $—)	$—		$35,620		$—
Investments, at value (Cost $488,717,794, $23,927,007 and $96,465,388)	534,232,107	(a)	22,759,779	(b)	95,057,250	(c)
Foreign currency, at value (Cost $—, $— and $62,029)	—		—		62,084
Cash	1,894,430		73,293		362,899
Deposit with broker for futures contracts	323,182		16,124		48,163
Receivables:
Interest and dividends	570,103		12,822		165,886
Investments sold	6,427,377		—		143,401
Reclaims	—		—		203,983
From Adviser	—		5,387		14,197
Prepaid expenses	3,727		151		649
Total Assets	543,450,926		22,903,176		96,058,512
Liabilities:
Payables:
Collateral received on loaned securities	3,378,841		264,405		3,149,309
Investments purchased	—		—		119,186
Capital shares redeemed	6,461,712		—		—
Payable to Adviser	2,514		—		—
Variation margin on open futures contracts	16,379		670		879
Accrued expenses and other payables:
Investment advisory fees	137,116		5,734		31,726
Administration fees	6,023		374		1,053
Custodian fees	5,046		487		17,589
Compliance fees	349		15		60
Trustees' fees	971		49		—
Other accrued expenses	39,409		14,679		25,947
Total Liabilities	10,048,360		286,413		3,345,749
Net Assets:
Capital	566,445,950		32,479,404		97,742,059
Total accumulated earnings/(loss)	(33,043,384)		(9,862,641)		(5,029,296)
Net Assets	$533,402,566		$22,616,763		$92,712,763
Shares (unlimited shares authorized, with no par value):	8,300,000		400,000		2,550,000
Net asset value:	$64.27		$56.54		$36.36

(a)  Includes $3,264,907 of securities on loan.

(b)  Includes $258,713 of securities on loan.

(c)  Includes $2,846,722 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Assets:
Investments, at value (Cost $277,667,437 and $305,108,829)	$282,119,700	$275,721,147	(a)
Cash	1,573,792	1,437,945
Deposit with broker for futures contracts	171,420	135,171
Receivables:
Interest and dividends	557,824	396,507
Capital shares issued	—	2,620,247
From Adviser	6,833	7,798
Prepaid expenses	1,531	1,564
Total Assets	284,431,100	280,320,379
Liabilities:
Payables:
Collateral received on loaned securities	—	7,579,061
Investments purchased	—	2,603,018
Variation margin on open futures contracts	11,617	11,409
Accrued expenses and other payables:
Investment advisory fees	70,948	67,169
Administration fees	4,100	4,235
Custodian fees	2,687	2,731
Compliance fees	179	170
Trustees' fees	500	474
Other accrued expenses	34,021	33,180
Total Liabilities	124,052	10,301,447
Net Assets:
Capital	332,196,635	342,259,226
Total accumulated earnings/(loss)	(47,889,587)	(72,240,294)
Net Assets	$284,307,048	$270,018,932
Shares (unlimited shares authorized, with no par value):	4,900,000	5,150,000
Net asset value:	$58.02	$52.43

(a)  Includes $7,435,145 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
Assets:
Investments, at value (Cost $18,087,754, $14,059,832 and $284,063,261)	$16,197,518	(a)	$10,462,898	(b)	$277,068,451	(c)
Foreign currency, at value (Cost $14,904, $5,290 and $—)	14,909		5,349		—
Cash	56,134		56,234		717,975
Deposit with broker for futures contracts	9,528		28,403		111,841
Receivables:
Interest and dividends	60,327		116,715		478,402
Investments sold	100,734		—		—
Reclaims	75,795		2,092		—
From Adviser	8,435		1,851		1,371
Prepaid expenses	109		99		1,901
Total Assets	16,523,489		10,673,641		278,379,941
Liabilities:
Payables:
Collateral received on loaned securities	373,455		266,208		365,864
Investments purchased	83,634		—		—
Variation margin on open futures contracts	465		470		6,350
Accrued foreign capital gains taxes	—		753		—
Accrued expenses and other payables:
Investment advisory fees	5,531		4,201		69,631
Administration fees	100		194		2,870
Custodian fees	4,758		12,374		2,835
Compliance fees	11		8		175
Trustees' fees	38		31		491
Other accrued expenses	17,480		38,549		22,344
Total Liabilities	485,472		322,788		470,560
Net Assets:
Capital	31,405,444		18,641,195		296,982,789
Total accumulated earnings/(loss)	(15,367,427)		(8,290,342)		(19,073,408)
Net Assets	$16,038,017		$10,350,853		$277,909,381
Shares (unlimited shares authorized, with no par value):	550,000		550,000		6,700,000
Net asset value:	$29.16		$18.82		$41.48

(a)  Includes $265,887 of securities on loan.

(b)  Includes $239,063 of securities on loan.

(c)  Includes $354,300 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Assets:
Investments, at value (Cost $120,662,458, $906,007,294 and $1,933,809,110)	$118,947,780	$891,751,081	(a)	$1,918,889,461	(b)
Cash	368,548	—		—
Deposit with broker for futures contracts	41,767	335,629		873,354
Receivables:
Interest and dividends	139,042	950,254		3,614,597
Capital shares issued	—	4,855		9,917,137
From Adviser	2,518	—		61,102
Prepaid expenses	908	5,918		7,327
Total Assets	119,500,563	893,047,737		1,933,362,978
Liabilities:
Payables:
Collateral received on loaned securities	—	1,272,943		15,352,137
Investments purchased	—	86,240		9,846,792
Payable to Adviser	—	3,376		—
Variation margin on open futures contracts	3,175	24,833		77,171
Accrued expenses and other payables:
Investment advisory fees	33,476	226,682		455,715
Administration fees	1,384	13,220		30,810
Custodian fees	1,605	5,369		13,750
Compliance fees	86	570		1,137
Trustees' fees	247	1,579		3,149
Other accrued expenses	19,878	59,544		186,472
Total Liabilities	59,851	1,694,356		25,967,133
Net Assets:
Capital	136,196,118	925,205,185		2,005,529,728
Total accumulated earnings/(loss)	(16,755,406)	(33,851,804)		(98,133,883)
Net Assets	$119,440,712	$891,353,381		$1,907,395,845
Shares (unlimited shares authorized, with no par value):	3,250,000	13,850,000		28,850,000
Net asset value:	$36.75	$64.36		$66.11

(a)  Includes $1,233,294 of securities on loan.

(b)  Includes $14,783,444 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
Assets:
Affiliated investments, at value (Cost $18,663, $— and $—)	$26,751		$—		$—
Investments, at value (Cost $70,426,166, $35,017,632 and $115,407,753)	71,544,785	(a)	35,318,246	(b)	97,916,976	(c)
Foreign currency, at value (Cost $—, $14,816 and $—)	—		14,828		—
Cash	—		—		125,277
Deposit with broker for futures contracts	56,253		32,134		54,383
Receivables:
Interest and dividends	51,786		35,171		46,566
Investments sold	—		12,689		—
Reclaims	—		157,838		4,092
From Adviser	5,968		16,728		19,167
Prepaid expenses	457		233		775
Total Assets	71,686,000		35,587,867		98,167,236
Liabilities:
Payables:
Collateral received on loaned securities	66,567		160,018		2,717,102
Investments purchased	—		10,598		—
Variation margin on open futures contracts	1,364		930		3,230
Accrued expenses and other payables:
Investment advisory fees	18,239		11,727		12,620
Administration fees	1,264		666		1,781
Custodian fees	855		30,065		1,285
Compliance fees	45		21		65
Trustees' fees	132		68		195
Other accrued expenses	19,520		24,663		67,324
Total Liabilities	107,986		238,756		2,803,602
Net Assets:
Capital	107,562,233		60,455,880		141,257,307
Total accumulated earnings/(loss)	(35,984,219)		(25,106,769)		(45,893,673)
Net Assets	$71,578,014		$35,349,111		$95,363,634
Shares (unlimited shares authorized, with no par value):	1,300,000		1,200,000		4,125,000
Net asset value:	$55.06		$29.46		$23.12

(a)  Includes $65,265 of securities on loan.

(b)  Includes $139,439 of securities on loan.

(c)  Includes $2,512,144 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares ESG Core Plus Bond ETF	VictoryShares ESG Corporate Bond ETF	VictoryShares THB Mid Cap ESG ETF
Assets:
Investments, at value (Cost $233,644,911, $123,070,428 and $2,373,428)	$211,271,855	$103,915,843	$2,056,010
Cash	1,538,787	294,736	7,679
Deposit with broker for futures contracts	1,222,795	—	—
Receivables:
Interest and dividends	1,345,506	903,575	733
Investments sold	2,693,793	—	—
Variation margin on open futures contracts	73,568	—	—
From Adviser	19,606	11,362	3,654
Prepaid expenses	1,029	567	12
Total Assets	218,166,939	105,126,083	2,068,088
Liabilities:
Payables:
Investments purchased	4,322,572	728,595	—
Accrued expenses and other payables:
Investment advisory fees	61,461	30,195	869
Administration fees	4,499	2,460	52
Custodian fees	1,440	7,619	500
Compliance fees	127	63	1
Trustees' fees	371	218	3
Other accrued expenses	47,321	34,065	13,024
Total Liabilities	4,437,791	803,215	14,449
Net Assets:
Capital	240,989,786	124,252,438	2,373,729
Total accumulated earnings/(loss)	(27,260,638)	(19,929,570)	(320,090)
Net Assets	$213,729,148	$104,322,868	$2,053,639
Shares (unlimited shares authorized, with no par value):	9,750,000	5,000,000	100,000
Net asset value:	$21.92	$20.86	$20.54

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividends	$10,795,800	$431,006	$3,698,775
Non-cash dividends	—	—	443,149
Affiliated dividend income	—	1,431	—
Interest	457	—	35
Securities lending (net of fees)	47,095	2,093	42,677
Foreign tax withholding	(1,891)	(349)	(582,858)
Total Income	10,841,461	434,181	3,601,778
Expenses:
Investment advisory fees	1,976,520	77,382	445,426
Administration fees	356,980	13,974	60,335
Sub-Administration fees	17,950	17,950	17,950
Custodian fees	33,871	3,697	75,061
Servicing fees	5,364	5,259	5,259
Trustees' fees	41,465	3,219	8,392
Compliance fees	4,752	184	801
Legal and audit fees	27,066	13,942	17,074
Interest fees	—	36	—
Other expenses	64,533	12,620	17,750
Total Expenses	2,528,501	148,263	648,048
Expenses waived/reimbursed by Adviser	(224,189)	(57,981)	(147,230)
Net Expenses	2,304,312	90,282	500,818
Net Investment Income (Loss)	8,537,149	343,899	3,100,960
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions	(5,995,805)	(387,778)	2,788,004
Net realized gains (losses) from affiliated securities transactions	—	21,855	—
Net realized gains (losses) from futures contracts	(50,828)	(13,052)	(126,506)
Net realized gains (losses) from in-kind redemptions	91,319,107	2,036,548	635,621
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	(139,645,212)	(5,016,942)	(24,312,845)
Net change in unrealized appreciation/depreciation on affiliated investments	—	(31,784)	—
Net change in unrealized appreciation/depreciation on futures contracts	(142,083)	(470)	2,017
Net realized/unrealized gains (losses) on investments	(54,514,821)	(3,391,623)	(21,013,709)
Change in net assets resulting from operations	$(45,977,672)	$(3,047,724)	$(17,912,749)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$8,591,688	$8,993,806
Interest	136	163
Securities lending (net of fees)	5,277	76,361
Foreign tax withholding	—	(631)
Total Income	8,597,101	9,069,699
Expenses:
Investment advisory fees	754,805	778,451
Administration fees	136,274	140,567
Sub-Administration fees	17,950	17,950
Custodian fees	14,456	14,643
Servicing fees	5,801	5,259
Trustees' fees	15,434	16,277
Compliance fees	1,749	1,818
Legal and audit fees	23,914	21,652
Other expenses	36,093	45,497
Total Expenses	1,006,476	1,042,114
Expenses waived/reimbursed by Adviser	(125,256)	(133,750)
Net Expenses	881,220	908,364
Net Investment Income (Loss)	7,715,881	8,161,335
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(4,311,656)	(18,667,826)
Net realized gains (losses) from futures contracts	17,960	(167,614)
Net realized gains (losses) from in-kind redemptions	29,721,304	23,321,495
Net change in unrealized appreciation/depreciation on investment securities	(24,311,885)	(41,790,557)
Net change in unrealized appreciation/depreciation on futures contracts	(83,381)	(82,552)
Net realized/unrealized gains (losses) on investments	1,032,342	(37,387,054)
Change in net assets resulting from operations	$8,748,223	$(29,225,719)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$1,116,651	$1,165,925	$6,264,685
Non-cash dividends	179,524	—	—
Interest	—	—	369
Securities lending (net of fees)	9,944	562	231
Foreign tax withholding	(152,222)	(152,363)	—
Total Income	1,153,897	1,014,124	6,265,285
Expenses:
Investment advisory fees	76,795	72,890	988,444
Administration fees	10,404	8,778	178,505
Sub-Administration fees	17,950	19,944	17,950
Custodian fees	22,646	58,425	18,240
Servicing fees	5,259	5,118	5,119
Trustees' fees	2,892	2,731	21,473
Compliance fees	140	119	2,373
Legal and audit fees	14,705	41,593	17,213
Line of credit fees	—	118	—
Interest fees	95	1,103	—
Other expenses	12,027	15,471	33,667
Total Expenses	162,913	226,290	1,282,984
Expenses waived/reimbursed by Adviser	(76,507)	(144,206)	(130,427)
Net Expenses	86,406	82,084	1,152,557
Net Investment Income (Loss)	1,067,491	932,040	5,112,728
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	725,293	694,244	(5,427,003)
Foreign taxes on realized gains	—	(33,298)	—
Net realized gains (losses) from futures contracts	(35,135)	(41,203)	(38,209)
Net realized gains (losses) from in-kind redemptions	469,742	182,316	47,315,548
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	(3,118,740)	(4,552,282)	(59,202,189)
Net change in unrealized appreciation/ depreciation on futures contracts	2,369	(639)	(18,558)
Net change in accrued foreign taxes on unrealized gains	—	9,083	—
Net realized/unrealized gains (losses) on investments	(1,956,471)	(3,741,779)	(17,370,411)
Change in net assets resulting from operations	$(888,980)	$(2,809,739)	$(12,257,683)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$3,254,931	$15,331,096	$43,519,970
Interest	264	—	—
Securities lending (net of fees)	—	55,101	29,802
Foreign tax withholding	(2,154)	(2,951)	—
Total Income	3,253,041	15,383,246	43,549,772
Expenses:
Investment advisory fees	485,351	2,986,132	3,745,447
Administration fees	87,659	539,204	676,086
Sub-Administration fees	17,950	17,950	17,950
Custodian fees	10,232	47,731	61,645
Servicing fees	3,907	5,364	5,364
Trustees' fees	11,271	58,757	62,888
Compliance fees	1,158	7,043	8,367
Legal and audit fees	16,813	41,838	91,378
Line of credit fees	—	—	2,186
Broker interest fees	—	1,172	6,561
Other expenses	23,419	98,582	185,723
Total Expenses	657,760	3,803,773	4,863,595
Expenses waived/reimbursed by Adviser	(91,940)	(319,183)	(475,603)
Net Expenses	565,820	3,484,590	4,387,992
Net Investment Income (Loss)	2,687,221	11,898,656	39,161,780
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(4,770,456)	42,568,196	(19,212,052)
Net realized gains (losses) from futures contracts	(31,366)	87,203	(274,957)
Net realized gains (losses) from in-kind redemptions	27,847,511	82,305,281	134,200,800
Net change in unrealized appreciation/ depreciation on investment securities	(27,406,624)	(222,754,562)	(147,549,007)
Net change in unrealized appreciation/ depreciation on futures contracts	(22,971)	(248,810)	(429,346)
Net realized/unrealized gains (losses) on investments	(4,383,906)	(98,042,692)	(33,264,562)
Change in net assets resulting from operations	$(1,696,685)	$(86,144,036)	$5,897,218

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Nasdaq Next 50 ETF
Investment Income:
Dividends	$1,065,062	$1,081,930	$720,543
Non-cash dividends	—	113,952	—
Affiliated dividend income	3,259	—	—
Interest	—	20	—
Securities lending (net of fees)	3,430	11,602	72,159
Foreign tax withholding	(775)	(166,093)	(3,069)
Total Income	1,070,976	1,041,411	789,633
Expenses:
Investment advisory fees	214,633	158,950	203,595
Administration fees	38,752	21,531	73,542
Sub-Administration fees	17,950	17,950	13,480
Custodian fees	5,848	80,662	7,250
Servicing fees	3,991	5,259	1,772
Trustees' fees	5,705	4,084	9,251
Compliance fees	500	285	975
Legal and audit fees	15,948	16,347	10,832
Interest fees	18	93	56
Licensing fees	—	—	43,658
Other expenses	20,146	16,202	55,197
Total Expenses	323,491	321,363	419,608
Expenses waived/reimbursed by Adviser	(72,992)	(142,542)	(175,496)
Net Expenses	250,499	178,821	244,112
Net Investment Income (Loss)	820,477	862,590	545,521
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	(3,624,959)	1,181,730	(21,641,692)
Net realized gains (losses) from affiliated securities transactions	50,503	—	—
Net realized gains (losses) from futures contracts	(42,049)	(37,533)	128,723
Net realized gains (losses) from in-kind redemptions	5,706,850	447,202	10,742,832
Net change in unrealized appreciation/ depreciation on unaffiliated investment securities	(9,534,916)	(6,883,907)	(38,836,077)
Net change in unrealized appreciation/ depreciation on affiliated investments	(70,169)	—	—
Net change in unrealized appreciation/ depreciation on futures contracts	(20,923)	(780)	(2,285)
Net realized/unrealized gains (losses) on investments	(7,535,663)	(5,293,288)	(49,608,499)
Change in net assets resulting from operations	$(6,715,186)	$(4,430,698)	$(49,062,978)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares ESG Core Plus Bond ETF(a)	VictoryShares ESG Corporate Bond ETF(a)	VictoryShares THB Mid Cap ESG ETF(a)
Investment Income:
Dividends	$—	$—	$10,776
Interest	3,684,383	2,024,688	—
Total Income	3,684,383	2,024,688	10,776
Expenses:
Investment advisory fees	493,664	274,535	8,872
Administration fees	76,218	42,396	959
Sub-Administration fees	13,777	13,777	10,629
Custodian fees	3,558	2,438	1,110
Servicing fees	1,339	739	784
Trustees' fees	5,459	3,202	73
Compliance fees	875	497	11
Legal and audit fees	54,885	43,037	7,437
Printing fees	—	—	4,458
Interest fees	—	—	1
Listing fees	9,000	9,000	9,000
Other expenses	45,751	28,630	877
Total Expenses	704,526	418,251	44,211
Expenses waived/reimbursed by Adviser	(138,029)	(103,382)	(34,457)
Net Expenses	566,497	314,869	9,754
Net Investment Income (Loss)	3,117,886	1,709,819	1,022
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(5,429,683)	(991,577)	4,207
Net realized gains (losses) from futures contracts	(64,017)	—	—
Net change in unrealized appreciation/ depreciation on investment securities	(22,373,056)	(19,154,585)	(317,418)
Net change in unrealized appreciation/ depreciation on futures contracts	79,320	—	—
Net realized/unrealized gains (losses) on investments	(27,787,436)	(20,146,162)	(313,211)
Change in net assets resulting from operations	$(24,669,550)	$(18,436,343)	$(312,189)

(a)  Commencement of operations on October 5, 2021.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$8,537,149	$7,661,551	$343,899	$281,342	$3,100,960	$2,422,654
Net realized gains (losses)	85,272,474	69,253,916	1,657,573	3,440,333	3,297,119	2,246,705
Net change in unrealized appreciation/ depreciation	(139,787,295)	160,491,386	(5,049,196)	6,333,917	(24,310,828)	23,696,788
Change in net assets resulting from operations	(45,977,672)	237,406,853	(3,047,724)	10,055,592	(17,912,749)	28,366,147
Change in net assets resulting from distributions to shareholders	(8,500,286)	(7,561,107)	(334,788)	(287,612)	(3,855,525)	(2,408,306)
Change in net assets resulting from capital transactions	(117,556,950)	(194,413,139)	13,588	128,296	(2,229,024)	7,632,260
Change in net assets	(172,034,908)	35,432,607	(3,368,924)	9,896,276	(23,997,298)	33,590,101
Net Assets:
Beginning of period	705,437,474	670,004,867	25,985,687	16,089,411	116,710,061	83,119,960
End of period	$533,402,566	$705,437,474	$22,616,763	$25,985,687	$92,712,763	$116,710,061
Capital Transactions:
Proceeds from shares issued	$149,606,089	$109,696,136	$6,396,215	$9,846,161	$—	$11,872,178
Cost of shares redeemed	(267,163,039)	(304,109,275)	(6,382,627)	(9,717,865)	(2,229,024)	(4,239,918)
Change in net assets resulting from capital transactions	$(117,556,950)	$(194,413,139)	$13,588	$128,296	$(2,229,024)	$7,632,260
Share Transactions:
Issued	2,050,000	1,650,000	100,000	150,000	—	300,000
Redeemed	(3,650,000)	(5,000,000)	(100,000)	(150,000)	(50,000)	(100,000)
Change in Shares	(1,600,000)	(3,350,000)	—	—	(50,000)	200,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$7,715,881	$5,978,979	$8,161,335	$4,617,664
Net realized gains (losses)	25,427,608	13,598,702	4,486,055	24,892,624
Net change in unrealized appreciation/ depreciation	(24,395,266)	54,543,611	(41,873,109)	22,086,728
Change in net assets resulting from operations	8,748,223	74,121,292	(29,225,719)	51,597,016
Change in net assets resulting from distributions to shareholders	(7,496,456)	(5,707,683)	(8,027,701)	(4,510,283)
Change in net assets resulting from capital transactions	61,999,721	(40,993,350)	55,474,967	138,568,910
Change in net assets	63,251,488	27,420,259	18,221,547	185,655,643
Net Assets:
Beginning of period	221,055,560	193,635,301	251,797,385	66,141,742
End of period	$284,307,048	$221,055,560	$270,018,932	$251,797,385
Capital Transactions:
Proceeds from shares issued	$180,785,637	$73,170,915	$210,566,850	$248,883,695
Cost of shares redeemed	(118,785,916)	(114,164,265)	(155,091,883)	(110,314,785)
Change in net assets resulting from capital transactions	$61,999,721	$(40,993,350)	$55,474,967	$138,568,910
Share Transactions:
Issued	3,000,000	1,350,000	3,600,000	4,350,000
Redeemed	(2,000,000)	(2,350,000)	(2,650,000)	(1,950,000)
Change in Shares	1,000,000	(1,000,000)	950,000	2,400,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$1,067,491	$1,511,245	$932,040	$915,679	$5,112,728	$5,136,658
Net realized gains (losses)	1,159,900	744,698	802,059	(315,457)	41,850,336	38,451,332
Net change in unrealized appreciation/ depreciation	(3,116,371)	10,014,311	(4,543,838)	4,615,926	(59,220,747)	47,590,115
Change in net assets resulting from operations	(888,980)	12,270,254	(2,809,739)	5,216,148	(12,257,683)	91,178,105
Change in net assets resulting from distributions to shareholders	(1,097,626)	(1,705,787)	(1,055,027)	(809,574)	(5,149,858)	(4,931,587)
Change in net assets resulting from capital transactions	(4,953,633)	(49,628,242)	(5,470,754)	(6,399,375)	(48,837,549)	22,631,344
Change in net assets	(6,940,239)	(39,063,775)	(9,335,520)	(1,992,801)	(66,245,090)	108,877,862
Net Assets:
Beginning of period	22,978,256	62,042,031	19,686,373	21,679,174	344,154,471	235,276,609
End of period	$16,038,017	$22,978,256	$10,350,853	$19,686,373	$277,909,381	$344,154,471
Capital Transactions:
Proceeds from shares issued	$53	$3,066,706	$1,067	$1,135,264	$167,875,902	$156,222,479
Cost of shares redeemed	(4,953,686)	(52,694,948)	(5,471,821)	(7,534,639)	(216,713,451)	(133,591,135)
Change in net assets resulting from capital transactions	$(4,953,633)	$(49,628,242)	$(5,470,754)	$(6,399,375)	$(48,837,549)	$22,631,344
Share Transactions:
Issued	—	100,000	—	50,000	3,650,000	3,850,000
Redeemed	(150,000)	(1,850,000)	(250,000)	(350,000)	(4,750,000)	(3,150,000)
Change in Shares	(150,000)	(1,750,000)	(250,000)	(300,000)	(1,100,000)	700,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$2,687,221	$2,767,382	$11,898,656	$8,590,245	$39,161,780	$19,769,279
Net realized gains (losses)	23,045,689	13,042,099	124,960,680	72,481,462	114,713,791	122,693,510
Net change in unrealized appreciation/ depreciation	(27,429,595)	20,081,016	(223,003,372)	162,743,239	(147,978,353)	97,533,008
Change in net assets resulting from operations	(1,696,685)	35,890,497	(86,144,036)	243,814,946	5,897,218	239,995,797
Change in net assets resulting from distributions to shareholders	(2,679,211)	(2,790,098)	(11,440,022)	(7,661,659)	(36,342,855)	(18,139,639)
Change in net assets resulting from capital transactions	(40,248,349)	(24,217,756)	51,596,689	91,574,225	1,020,995,531	129,097,767
Change in net assets	(44,624,245)	8,882,643	(45,987,369)	327,727,512	990,549,894	350,953,925
Net Assets:
Beginning of period	164,064,957	155,182,314	937,340,750	609,613,238	916,845,951	565,892,026
End of period	$119,440,712	$164,064,957	$891,353,381	$937,340,750	$1,907,395,845	$916,845,951
Capital Transactions:
Proceeds from shares issued	$96,773,697	$52,363,615	$280,873,318	$281,258,675	$1,582,185,104	$465,006,422
Cost of shares redeemed	(137,022,046)	(76,581,371)	(229,276,629)	(189,684,450)	(561,189,573)	(335,908,655)
Change in net assets resulting from capital transactions	$(40,248,349)	$(24,217,756)	$51,596,689	$91,574,225	$1,020,995,531	$129,097,767
Share Transactions:
Issued	2,400,000	1,450,000	3,850,000	4,250,000	22,950,000	7,600,000
Redeemed	(3,450,000)	(2,200,000)	(3,150,000)	(2,850,000)	(8,300,000)	(5,550,000)
Change in Shares	(1,050,000)	(750,000)	700,000	1,400,000	14,650,000	2,050,000
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	For the Period September 10, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (loss)	$820,477	$612,754	$862,590	$943,772	$545,521	$428,808
Net realized gains (losses)	2,090,345	13,619,143	1,591,399	2,593,353	(10,770,137)	6,489,508
Net change in unrealized appreciation/ depreciation	(9,626,008)	6,795,969	(6,884,687)	7,824,474	(38,838,362)	21,355,266
Change in net assets resulting from operations	(6,715,186)	21,027,866	(4,430,698)	11,361,599	(49,062,978)	28,273,582
Change in net assets resulting from distributions to shareholders	(805,290)	(596,428)	(1,203,675)	(879,139)	(586,469)	(345,554)
Change in net assets resulting from capital transactions	15,526,039	5,938,386	(1,758,974)	(16,195,189)	(3,453,861)	120,538,914
Change in net assets	8,005,563	26,369,824	(7,393,347)	(5,712,729)	(53,103,308)	148,466,942
Net Assets:
Beginning of period	63,572,451	37,202,627	42,742,458	48,455,187	148,466,942	—
End of period	$71,578,014	$63,572,451	$35,349,111	$42,742,458	$95,363,634	$148,466,942
Capital Transactions:
Proceeds from shares issued	$36,104,432	$34,562,229	$—	$—	$38,309,198	$196,036,909
Cost of shares redeemed	(20,578,393)	(28,623,843)	(1,758,974)	(16,195,189)	(41,763,059)	(75,497,995)
Change in net assets resulting from capital transactions	$15,526,039	$5,938,386	$(1,758,974)	$(16,195,189)	$(3,453,861)	$120,538,914
Share Transactions:
Issued	600,000	600,000	—	—	1,150,000	6,675,000
Redeemed	(350,000)	(500,000)	(50,000)	(550,000)	(1,350,000)	(2,350,000)
Change in Shares	250,000	100,000	(50,000)	(550,000)	(200,000)	4,325,000

(a)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares ESG Core Plus Bond ETF	VictoryShares ESG Corporate Bond ETF	VictoryShares THB Mid Cap ESG ETF
	For the Period October 5, 2021(a) through June 30, 2022	For the Period October 5, 2021(a) through June 30, 2022	For the Period October 5, 2021(a) through June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss)	$3,117,886	$1,709,819	$1,022
Net realized gains (losses)	(5,493,700)	(991,577)	4,207
Net change in unrealized appreciation/ depreciation	(22,293,736)	(19,154,585)	(317,418)
Change in net assets resulting from operations	(24,669,550)	(18,436,343)	(312,189)
Change in net assets resulting from distributions to shareholders	(2,591,088)	(1,493,227)	(7,901)
Change in net assets resulting from capital transactions	240,989,786	124,252,438	2,373,729
Change in net assets	213,729,148	104,322,868	2,053,639
Net Assets:
Beginning of period	—	—	—
End of period	$213,729,148	$104,322,868	$2,053,639
Capital Transactions:
Proceeds from shares issued	$240,989,786	$124,252,438	$2,373,729
Change in net assets resulting from capital transactions	$240,989,786	$124,252,438	$2,373,729
Share Transactions:
Issued	9,750,000	5,000,000	100,000
Change in Shares	9,750,000	5,000,000	100,000

(a)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return
VictoryShares US 500 Volatility Wtd ETF
Year Ended June 30:
2022	$71.26	0.94	(6.99)	(6.05)	(0.94)	(0.94)	$64.27	(8.63)%
2021	$50.57	0.69	20.68	21.37	(0.68)	(0.68)	$71.26	42.51%
2020	$52.46	0.77	(1.88)	(1.11)	(0.78)	(0.78)	$50.57	(2.12)%
2019	$49.34	0.73	3.09	3.82	(0.70)	(0.70)	$52.46	7.86%
2018	$44.05	0.63	5.26	5.89	(0.60)	(0.60)	$49.34	13.42%
VictoryShares US Small Cap Volatility Wtd ETF
Year Ended June 30:
2022	$64.96	0.86	(8.44)	(7.58)	(0.84)	(0.84)	$56.54	(11.82)%
2021	$40.22	0.70	24.76	25.46	(0.72)	(0.72)	$64.96	63.72%
2020	$45.87	0.59	(5.62)	(5.03)	(0.62)	(0.62)	$40.22	(11.00)%
2019	$48.54	0.63	(2.62)	(1.99)	(0.68)	(0.68)	$45.87	(4.07)%
2018	$42.40	0.50	6.14	6.64	(0.50)	(0.50)	$48.54	15.75%
VictoryShares International Volatility Wtd ETF
Year Ended June 30:
2022	$44.89	1.20	(8.23)	(7.03)	(1.50)	(1.50)	$36.36	(16.10)%
2021	$34.63	0.95	10.25	11.20	(0.94)	(0.94)	$44.89	32.59%
2020	$38.12	0.77	(3.51)	(2.74)	(0.75)	(0.75)	$34.63	(7.23)%
2019	$39.09	1.17	(1.07)	0.10	(1.07)	(1.07)	$38.12	0.33%
2018	$37.20	1.04	1.81	2.85	(0.96)	(0.96)	$39.09	7.62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Does not include acquired fund fees and expenses, if any.

(c)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(b)	Net Investment Income (Loss)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
VictoryShares US 500 Volatility Wtd ETF
Year Ended June 30:
2022	0.35%	1.30%	0.38%	$533,403	21%
2021	0.35%	1.13%	0.39%	$705,437	34%
2020	0.35%	1.49%	0.40%	$670,005	28%
2019	0.35%	1.48%	0.40%	$731,775	46%
2018	0.35%	1.32%	0.41%	$567,370	36%
VictoryShares US Small Cap Volatility Wtd ETF
Year Ended June 30:
2022	0.35%	1.33%	0.58%	$22,617	55%
2021	0.35%	1.30%	0.55%	$25,986	71%
2020	0.35%	1.35%	0.55%	$16,089	50%
2019	0.35%	1.36%	0.46%	$29,814	62%
2018	0.35%	1.10%	0.47%	$41,261	47%
VictoryShares International Volatility Wtd ETF
Year Ended June 30:
2022	0.45%	2.79%	0.58%	$92,713	32%
2021	0.45%	2.34%	0.63%	$116,710	45%
2020	0.45%	2.12%	0.64%	$83,120	41%
2019	0.45%	3.14%	0.73%	$36,215	53%
2018	0.45%	2.61%	0.98%	$21,497	37%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year Ended June 30:
2022	$56.68	1.84	1.30	3.14	(1.80)	—
2021	$39.52	1.45	17.10	18.55	(1.39)	—
2020	$47.03	1.58	(7.44)	(5.86)	(1.65)	—
2019	$45.06	1.51	1.83	3.34	(1.37)	—
2018	$42.17	1.34	2.92	4.26	(1.37)	—
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year Ended June 30:
2022	$59.95	1.83	(7.52)	(5.69)	(1.83)	—
2021	$36.75	1.85	23.26	25.11	(1.91)	—
2020	$44.28	1.53	(7.47)	(5.94)	(1.59)	—
2019	$45.96	1.38	(1.74)	(0.36)	(1.32)	—
2018	$40.41	1.39	5.61	7.00	(1.45)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Does not include acquired fund fees and expenses, if any.

(c)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return	Net Expenses(b)	Net Investment Income (Loss)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year Ended June 30:
2022	(1.80)	$58.02	5.50%	0.35%	3.06%	0.40%	$284,307	43%
2021	(1.39)	$56.68	47.74%	0.35%	3.04%	0.41%	$221,056	67%
2020	(1.65)	$39.52	(12.78)%	0.35%	3.47%	0.41%	$193,635	56%
2019	(1.37)	$47.03	7.59%	0.35%	3.33%	0.42%	$331,527	66%
2018	(1.37)	$45.06	10.23%	0.35%	3.04%	0.42%	$144,187	52%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year Ended June 30:
2022	(1.83)	$52.43	(9.76)%	0.35%	3.14%	0.40%	$270,019	68%
2021	(1.91)	$59.95	69.75%	0.35%	3.51%	0.42%	$251,797	104%
2020	(1.59)	$36.75	(13.61)%	0.35%	3.69%	0.44%	$66,142	68%
2019	(1.32)	$44.28	(0.70)%	0.35%	3.10%	0.44%	$75,277	83%
2018	(1.45)	$45.96	17.64%	0.35%	3.23%	0.45%	$43,665	68%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares International High Div Volatility Wtd ETF
Year Ended June 30:
2022	$32.83	1.80	(3.63)	(1.83)	(1.84)	—
2021	$25.32	1.11	7.73	8.84	(1.33)	—
2020	$32.43	1.02	(7.13)	(6.11)	(1.00)	—
2019	$33.94	1.63	(1.48)	0.15	(1.66)	—
2018	$34.25	1.47	(0.41)	1.06	(1.37)	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Year Ended June 30:
2022	$24.61	1.32	(5.66)	(4.34)	(1.45)	—
2021	$19.71	0.99	4.73	5.72	(0.82)	—
2020	$24.39	0.94	(4.63)	(3.69)	(0.99)	—
2019	$23.92	1.31	0.35	1.66	(1.05)	(0.14)
October 26, 2017(f) through June 30, 2018	$24.95	0.78	(1.29)	(0.51)	(0.52)	—
VictoryShares Dividend Accelerator ETF
Year Ended June 30:
2022	$44.12	0.70	(2.63)	(1.93)	(0.71)	—
2021	$33.14	0.66	10.95	11.61	(0.63)	—
2020	$32.90	0.55	0.19	0.74	(0.50)	—
2019	$28.41	0.48	4.47	4.95	(0.46)	—
2018	$25.95	0.48	2.45	2.93	(0.47)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not include acquired fund fees and expenses, if any.

(d)  Annualized for periods less than one year.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

(g)  During the period, the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the years ended June 30, 2022, and June 30, 2019, was 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)		Net Investment Income (Loss)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares International High Div Volatility Wtd ETF
Year Ended June 30:
2022	(1.84)	$29.16	(5.92)%	0.45%		5.57%	0.85%	$16,038	62%
2021	(1.33)	$32.83	35.49%	0.45%		3.95%	0.66%	$22,978	111%
2020	(1.00)	$25.32	(19.22)%	0.45%		3.45%	0.57%	$62,042	71%
2019	(1.66)	$32.43	0.58%	0.45%		5.06%	0.59%	$40,540	76%
2018	(1.37)	$33.94	3.00%	0.45%		4.14%	0.60%	$45,824	58%
VictoryShares Emerging Market High Div Volatility Wtd ETF
Year Ended June 30:
2022	(1.45)	$18.82	(18.55)%	0.51	%(g)	5.76%	1.40%	$10,351	86%
2021	(0.82)	$24.61	29.69%	0.50%		4.55%	1.19%	$19,686	101%
2020	(0.99)	$19.71	(15.55)%	0.50%		4.24%	0.85%	$21,679	86%
2019	(1.19)	$24.39	7.30%	0.51	%(g)	5.52%	0.88%	$40,251	103%
October 26, 2017(f) through June 30, 2018	(0.52)	$23.92	(2.17)%	0.50%		4.44%	1.05%	$21,532	52%
VictoryShares Dividend Accelerator ETF
Year Ended June 30:
2022	(0.71)	$41.48	(4.49)%	0.35%		1.55%	0.39%	$277,909	43%
2021	(0.63)	$44.12	35.33%	0.35%		1.67%	0.40%	$344,154	41%
2020	(0.50)	$33.14	2.23%	0.35%		1.65%	0.42%	$235,277	74%
2019	(0.46)	$32.90	17.60%	0.35%		1.57%	0.59%	$16,450	62%
2018	(0.47)	$28.41	11.33%	0.35%		1.75%	0.67%	$7,102	43%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return
VictoryShares US Multi-Factor Minimum Volatility ETF
2022	$38.15	0.66	(1.39)	(0.73)	(0.67)	(0.67)	$36.75	(2.04)%
2021	$30.73	0.62	7.43	8.05	(0.63)	(0.63)	$38.15	26.47%
2020	$30.87	0.70	(0.14)	0.56	(0.70)	(0.70)	$30.73	1.82%
2019	$27.58	0.73	3.20	3.93	(0.64)	(0.64)	$30.87	14.47%
2018	$24.83	0.63	2.69	3.32	(0.57)	(0.57)	$27.58	13.41%
VictoryShares US 500 Enhanced Volatility Wtd ETF
2022	$71.28	0.87	(6.95)	(6.08)	(0.84)	(0.84)	$64.36	(8.67)%
2021	$51.88	0.70	19.32	20.02	(0.62)	(0.62)	$71.28	38.78%
2020	$48.89	0.60	3.04	3.64	(0.65)	(0.65)	$51.88	7.49%
2019	$49.30	0.73	(0.42)	0.31	(0.72)	(0.72)	$48.89	0.69%
2018	$44.00	0.64	5.25	5.89	(0.59)	(0.59)	$49.30	13.42%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
2022	$64.57	2.14	1.42 (f)	3.56	(2.02)	(2.02)	$66.11	5.49%
2021	$46.58	1.56	17.87	19.43	(1.44)	(1.44)	$64.57	42.31%
2020	$45.54	1.39	1.09	2.48	(1.44)	(1.44)	$46.58	5.49%
2019	$46.29	1.46	(0.80)	0.66	(1.41)	(1.41)	$45.54	1.52%
2018	$43.30	1.39	2.99	4.38	(1.39)	(1.39)	$46.29	10.23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Does not include acquired fund fees and expenses, if any.

(c)  Excludes impact of in-kind transactions.

(d)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(e)  Increased trading levels in a given year reflect additional portfolio transactions required to track the "enhanced volatility" methodology of the Fund's underlying index. The Fund expects trading levels to be lower during periods of lower market volatility

(f)  The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(b)	Net Investment Income (Loss)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(c)
VictoryShares US Multi-Factor Minimum Volatility ETF
2022	0.35%	1.66%	0.41%	$119,441	63%
2021	0.35%	1.80%	0.41%	$164,065	56%
2020	0.35%	2.23%	0.42%	$155,182	69%
2019	0.35%	2.50%	0.48%	$43,213	34%
2018	0.35%	2.33%	0.74%	$8,273	26%
VictoryShares US 500 Enhanced Volatility Wtd ETF
2022	0.35%	1.20%	0.38%	$891,353	101	%(d)
2021	0.35%	1.13%	0.39%	$937,341	34%
2020	0.35%	1.20%	0.40%	$609,613	56%
2019	0.35%	1.51%	0.40%	$828,729	116	%(d)
2018	0.35%	1.32%	0.41%	$951,411	37%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
2022	0.35%	3.13%	0.39%	$1,907,396	41%
2021	0.35%	2.80%	0.40%	$916,846	65	%(e)
2020	0.35%	3.02%	0.40%	$565,892	116%
2019	0.35%	3.22%	0.40%	$696,814	143	%(d)
2018	0.35%	3.06%	0.41%	$738,260	52%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
2022	$60.55	0.69	(5.48)	(4.79)	(0.70)	(0.70)	$55.06	(8.00)%
2021	$39.16	0.62	21.38	22.00	(0.61)	(0.61)	$60.55	56.47%
2020	$37.80	0.44	1.42	1.86	(0.50)	(0.50)	$39.16	5.00%
2019	$47.41	0.64	(9.61)	(8.97)	(0.64)	(0.64)	$37.80	(19.04)%
2018	$41.41	0.50	5.98	6.48	(0.48)	(0.48)	$47.41	15.75%
VictoryShares Developed Enhanced Volatility Wtd ETF
2022	$34.19	0.72	(4.45)	(3.73)	(1.00)	(1.00)	$29.46	(11.20)%
2021	$26.92	0.66	7.26	7.92	(0.65)	(0.65)	$34.19	29.63%
2020	$32.10	0.52	(5.14)	(4.62)	(0.56)	(0.56)	$26.92	(14.55)%
2019	$33.79	0.85	(1.59)	(0.74)	(0.95)	(0.95)	$32.10	(2.16)%
2018	$32.22	0.94	1.45	2.39	(0.82)	(0.82)	$33.79	7.41%
VictoryShares Nasdaq Next 50 ETF
Year Ended June 30, 2022	$34.33	0.12	(11.20)	(11.08)	(0.13)	(0.13)	$23.12	(32.34)%
September 10, 2020(i) through June 30, 2021	$25.45	0.12	8.85	8.97	(0.09)	(0.09)	$34.33	35.26%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Does not include acquired fund fees and expenses, if any.

(d)  Annualized for periods less than one year

(e)  Excludes impact of in-kind transactions.

(f)  Increased trading levels in a given year reflect additional portfolio transactions required to track the "enhanced volatility" methodology of the Fund's underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(i)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(d)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
2022	0.35%	1.15%	0.45%	$71,578	64%
2021	0.35%	1.22%	0.46%	$63,572	70	%(f)
2020	0.35%	1.19%	0.47%	$37,203	232%
2019	0.35%	1.48%	0.42%	$92,614	398	%(g)
2018	0.35%	1.13%	0.43%	$116,157	47%
VictoryShares Developed Enhanced Volatility Wtd ETF
2022	0.45%	2.17%	0.81%	$35,349	37%
2021	0.45%	2.16%	0.88%	$42,742	55%
2020	0.45%	1.69%	0.65%	$48,455	33%
2019	0.45%	2.63%	0.56%	$110,746	154	%(g)
2018	0.45%	2.73%	0.58%	$179,103	38%
VictoryShares Nasdaq Next 50 ETF
Year Ended June 30, 2022	0.18%	0.40%	0.31%	$95,364	95%
September 10, 2020(i) through June 30, 2021	0.18%	0.46%	0.30%	$148,467	68%

See notes to financial statements.

Victory Portfolios II	Financial Highlights
		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares ESG Core Plus Bond ETF
October 5, 2021(f) through June 30, 2022	$25.00	0.38	(3.17)	(2.79)	(0.29)	(0.29)	$21.92	(11.20)%
VictoryShares ESG Corporate Bond ETF
October 5, 2021(f) through June 30, 2022	$25.00	0.37	(4.19)	(3.82)	(0.32)	(0.32)	$20.86	(15.37)%
VictoryShares THB Mid Cap ESG ETF
October 5, 2021(f) through June 30, 2022	$23.74	0.01	(3.13)	(3.12)	(0.08)	(0.08)	$20.54	(13.23)%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Excludes impact of in-kind transactions.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares ESG Core Plus Bond ETF
October 5, 2021(f) through June 30, 2022	0.40%	2.20%	0.50%	$213,729	56%
VictoryShares ESG Corporate Bond ETF
October 5, 2021(f) through June 30, 2022	0.40%	2.17%	0.53%	$104,323	9%
VictoryShares THB Mid Cap ESG ETF
October 5, 2021(f) through June 30, 2022	0.55%	0.06%	2.49%	$2,054	17%

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2022

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following 17 Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF	Nasdaq Next 50 ETF
VictoryShares ESG Core Plus Bond ETF	ESG Core Plus Bond ETF*
VictoryShares ESG Corporate Bond ETF	ESG Corporate Bond ETF*
VictoryShares THB Mid Cap ESG ETF	THB Mid Cap ESG ETF*

*  Commenced operations on October 5, 2021.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares at Net Asset Value ("NAV") only in aggregations of 50,000 shares, or 25,000 shares in the case of THB Mid Cap ESG ETF, ESG Core Plus Bond ETF, ESG Corporate Bond ETF, and Nasdaq Next 50 ETF (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%
Nasdaq Next 50 ETF	250	2.00%
ESG Core Plus Bond ETF	100	2.00%
ESG Corporate Bond ETF	100	2.00%
THB Mid Cap ESG ETF	250	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Volatility Wtd ETF
Common Stocks	$530,853,266	$—	$—	$530,853,266
Collateral for Securities Loaned	3,378,841	—	—	3,378,841
Total	$534,232,107	$—	$—	$534,232,107
Other Financial Investments*
Liabilities:
Futures Contracts	$(88,322)	$—	$—	$(88,322)
Total	$(88,322)	$—	$—	$(88,322)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Level 1	Level 2	Level 3	Total
US Small Cap Volatility Wtd ETF
Common Stocks	$22,530,994	$—	$—	$22,530,994
Collateral for Securities Loaned	264,405	—	—	264,405
Total	$22,795,399	$—	$—	$22,795,399
Other Financial Investments*
Assets:
Futures Contracts	$2,666	$—	$—	$2,666
Total	$2,666	$—	$—	$2,666
International Volatility Wtd ETF
Common Stocks	$91,877,707	$—	$30,234	$91,907,941
Collateral for Securities Loaned	3,149,309	—	—	3,149,309
Total	$95,027,016	$—	$30,234	$95,057,250
Other Financial Investments*
Liabilities:
Futures Contracts	$(3,840)	$—	$—	$(3,840)
Total	$(3,840)	$—	$—	$(3,840)
US Large Cap High Div Volatility Wtd ETF
Common Stocks	$282,119,700	$—	$—	$282,119,700
Total	$282,119,700	$—	$—	$282,119,700
Other Financial Investments*
Liabilities:
Futures Contracts	$(71,199)	$—	$—	$(71,199)
Total	$(71,199)	$—	$—	$(71,199)
US Small Cap High Div Volatility Wtd ETF
Common Stocks	$268,142,086	$—	$—	$268,142,086
Collateral for Securities Loaned	7,579,061	—	—	7,579,061
Total	$275,721,147	$—	$—	$275,721,147
Other Financial Investments*
Liabilities:
Futures Contracts	$(84,763)	$—	$—	$(84,763)
Total	(84,763)	$—	$—	$(84,763)
International High Div Volatility Wtd ETF
Common Stocks	$15,803,369	$—	$20,694	$15,824,063
Collateral for Securities Loaned	373,455	—	—	373,455
Total	$16,176,824	$—	$20,694	$16,197,518
Other Financial Investments*
Liabilities:
Futures Contracts	$(214)	$—	$—	$(214)
Total	$(214)	$—	$—	$(214)
Emerging Market High Div Volatility Wtd ETF
Common Stocks	$10,172,788	$—	$23,902	$10,196,690
Collateral for Securities Loaned	266,208	—	—	266,208
Total	$10,438,996	$—	$23,902	$10,462,898

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Level 1	Level 2	Level 3	Total
Other Financial Investments*
Liabilities:
Futures Contracts	$(413)	$—	$—	$(413)
Total	$(413)	$—	$—	$(413)
Dividend Accelerator ETF
Common Stocks	$276,702,587	$—	$—	$276,702,587
Collateral for Securities Loaned	365,864	—	—	365,864
Total	$277,068,451	$—	$—	$277,068,451
Other Financial Investments*
Liabilities:
Futures Contracts	$(7,739)	$—	$—	$(7,739)
Total	$(7,739)	$—	$—	$(7,739)
US Multi-Factor Minimum Volatility ETF
Common Stocks	$118,947,780	$—	$—	$118,947,780
Total	$118,947,780	$—	$—	$118,947,780
Other Financial Investments*
Liabilities:
Futures Contracts	$(13,978)	$—	$—	$(13,978)
Total	$(13,978)	$—	$—	$(13,978)
US 500 Enhanced Volatility Wtd ETF
Common Stocks	$887,233,092	$—	$—	$887,233,092
Investment Companies	3,245,046	—	—	3,245,046
Collateral for Securities Loaned	1,272,943	—	—	1,272,943
Total	$891,751,081	$—	$—	$891,751,081
Other Financial Investments*
Liabilities:
Futures Contracts	$(178,516)	$—	$—	$(178,516)
Total	$(178,516)	$—	$—	$(178,516)
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	$1,893,657,402	$—	$—	$1,893,657,402
Investment Companies	9,879,922	—	—	9,879,922
Collateral for Securities Loaned	15,352,137	—	—	15,352,137
Total	$1,918,889,461	$—	$—	$1,918,889,461
Other Financial Investments*
Liabilities:
Futures Contracts	$(388,274)	$—	$—	$(388,274)
Total	$(388,274)	$—	$—	$(388,274)
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	$16,907,045	$—	$—	$16,907,045
Investment Companies	54,597,924	—	—	54,597,924
Collateral for Securities Loaned	66,567	—	—	66,567
Total	$71,571,536	$—	$—	$71,571,536
Other Financial Investments*
Liabilities:
Futures Contracts	$(19,906)	$—	$—	$(19,906)
Total	$(19,906)	$—	$—	$(19,906)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Level 1	Level 2	Level 3	Total
Developed Enhanced Volatility Wtd ETF
Common Stocks	$8,020,495	$—	$11,465	$8,031,960
Investment Companies	27,126,268	—	—	27,126,268
Collateral for Securities Loaned	160,018	—	—	160,018
Total	$35,306,781	$—	$11,465	$35,318,246
Other Financial Investments*
Liabilities:
Futures Contracts	$(6,618)	$—	$—	$(6,618)
Total	$(6,618)	$—	$—	$(6,618)
Nasdaq Next 50 ETF
Common Stocks	$95,191,177	$—	$8,697	$95,199,874
Collateral for Securities Loaned	2,717,102	—	—	2,717,102
Total	$97,908,279	$—	$8,697	$97,916,976
Other Financial Investments*
Assets:
Futures Contracts	$7,681	$—	$—	$7,681
Total	$7,681	$—	$—	$7,681
ESG Core Plus Bond ETF
Asset-Backed Securities	$—	$34,075,383	$—	$34,075,383
Collateralized Mortgage Obligations	—	37,793,079	—	37,793,079
Senior Secured Loans	—	11,738,665	—	11,738,665
Corporate Bonds	—	67,980,578	—	67,980,578
Yankee Dollars	—	12,562,398	—	12,562,398
Municipal Bonds	—	1,568,305	—	1,568,305
U.S. Government Agency Mortgages	—	4,505,009	—	4,505,009
U.S. Treasury Obligations	—	41,048,438	—	41,048,438
Total	$—	$211,271,855	$—	$211,271,855
Other Financial Investments*
Assets:
Futures Contracts	$87,298	$—	$—	$87,298
Liabilities:
Futures Contracts	$(7,978)	$—	$—	$(7,978)
Total	79,320	$—	$—	$79,320
ESG Corporate Bond ETF
Corporate Bonds	$—	$85,283,619	$—	$85,283,619
Yankee Dollars	—	17,332,363	—	17,332,363
Commercial Papers	—	1,299,861	—	1,299,861
Total	$—	$103,915,843	$—	$103,915,843
THB Mid Cap ESG ETF
Common Stocks	$2,056,010	$—	$—	$2,056,010
Total	$2,056,010	$—	$—	$2,056,010

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the year ended June 30, 2022, the transfers into/out of Level 3 investments were immaterial for all Funds. For Emerging Market High Div Volatility Wtd ETF and Nasdaq Next 50 ETF, the change in unrealized appreciation/(depreciation) on these investments was $(2,619,945) and $(3,103,527), respectively.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payable for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Derivative Instruments:

Foreign Exchange Currency Contracts:

Certain Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. For the year ended June 30, 2022, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. As of June 30, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Asset	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure
US 500 Volatility Wtd ETF	$—	$88,322
US Small Cap Volatility Wtd ETF	2,666	—
International Volatility Wtd ETF	—	3,840
US Large Cap High Div Volatility Wtd ETF	—	71,199
US Small Cap High Div Volatility Wtd ETF	—	84,763
International High Div Volatility Wtd ETF	—	214
Emerging Market High Div Volatility Wtd ETF	—	413
Dividend Accelerator ETF	—	7,739
US Multi-Factor Minimum Volatility ETF	—	13,978
US 500 Enhanced Volatility Wtd ETF	—	178,516
US EQ Income Enhanced Volatility Wtd ETF	—	388,274
US Discovery Enhanced Volatility Wtd ETF	—	19,906
Developed Enhanced Volatility Wtd ETF	—	6,618
Nasdaq Next 50 ETF	7,681	—
Interest Rate Risk Exposure
ESG Core Plus Bond ETF	87,298	7,978

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure
US 500 Volatility Wtd ETF	$(50,828)	$(142,083)
US Small Cap Volatility Wtd ETF	(13,052)	(470)
International Volatility Wtd ETF	(126,506)	2,017
US Large Cap High Div Volatility Wtd ETF	17,960	(83,381)
US Small Cap High Div Volatility Wtd ETF	(167,614)	(82,552)
International High Div Volatility Wtd ETF	(35,135)	2,369
Emerging Market High Div Volatility Wtd ETF	(41,203)	(639)
Dividend Accelerator ETF	(38,209)	(18,558)
US Multi-Factor Minimum Volatility ETF	(31,366)	(22,971)
US 500 Enhanced Volatility Wtd ETF	87,203	(248,810)
US EQ Income Enhanced Volatility Wtd ETF	(274,957)	(429,346)
US Discovery Enhanced Volatility Wtd ETF	(42,049)	(20,923)
Developed Enhanced Volatility Wtd ETF	(37,533)	(780)
Nasdaq Next 50 ETF	128,723	(2,285)
Interest Rate Risk Exposure
ESG Core Plus Bond ETF	(64,017)	79,320

All open derivative positions at year end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as a component of Interest income on the Statements of Operations.

The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan		Non-Cash Collateral	Cash Collateral
US 500 Volatility Wtd ETF	$3,264,907		$—	$3,378,841
US Small Cap Volatility Wtd ETF	258,713		—	264,405
International Volatility Wtd ETF	2,969,007	(a)	—	3,149,309
US Small Cap High Div Volatility Wtd ETF	7,435,145		—	7,579,061
International High Div Volatility Wtd ETF	351,782	(b)	—	373,455
Emerging Market High Div Volatility Wtd ETF	239,063		—	266,208
Dividend Accelerator ETF	354,300		—	365,864
US 500 Enhanced Volatility Wtd ETF	1,233,294		—	1,272,943
US EQ Income Enhanced Volatility Wtd ETF	14,783,444		—	15,352,137
US Discovery Enhanced Volatility Wtd ETF	65,265		—	66,567
Developed Enhanced Volatility Wtd ETF	150,259	(c)	—	160,018
Nasdaq Next 50 ETF	2,512,144		—	2,717,102

(a)  Includes $122,285 of securities on loan that were sold prior to June 30, 2022.

(b)  Includes $85,895 of securities on loan that were sold prior to June 30, 2022.

(c)  Includes $10,820 of securities on loan that were sold prior to June 30, 2022.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the year ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2022, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.

	Excluding U.S. Government Securities		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$140,804,663	$139,578,762	$148,897,209	$266,346,232
US Small Cap Volatility Wtd ETF	13,983,521	13,928,508	6,363,119	6,356,550
International Volatility Wtd ETF	35,604,768	37,104,869	—	2,182,596
US Large Cap High Div Volatility Wtd ETF	106,791,675	106,098,462	179,889,826	118,822,567
US Small Cap High Div Volatility Wtd ETF	173,224,399	173,268,594	209,546,524	153,763,517
International High Div Volatility Wtd ETF	11,835,860	12,112,259	—	4,829,699
Emerging Market High Div Volatility Wtd ETF	13,808,283	16,584,131	—	2,845,595
Dividend Accelerator ETF	138,830,309	138,326,637	166,867,050	216,330,158
US Multi-Factor Minimum Volatility ETF	99,067,740	99,084,563	96,359,797	136,449,194
US 500 Enhanced Volatility Wtd ETF	936,647,605	931,174,350	274,217,506	226,571,836

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Excluding U.S. Government Securities		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
US EQ Income Enhanced Volatility Wtd ETF	$518,588,784	$515,408,132	$1,573,956,566	$561,100,815
US Discovery Enhanced Volatility Wtd ETF	39,471,579	93,790,337	33,841,218	18,381,960
Developed Enhanced Volatility Wtd ETF	13,049,928	40,420,062	—	1,682,156
Nasdaq Next 50 ETF	128,140,398	127,620,782	38,213,829	41,897,085
ESG Core Plus Bond ETF	241,176,638	52,666,695	—	—
ESG Corporate Bond ETF	132,070,904	8,928,199	—	—
THB Mid Cap ESG ETF	450,152	414,413	2,333,480	—

	U.S. Government Securities
	Purchase	Sales
ESG Core Plus Bond ETF	$106,165,807	$55,591,692

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at www.vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

VictoryShares International Volatility Wtd ETF	Ownership %
USAA Target Retirement Income Fund	7.0
USAA Target Retirement 2030 Fund	19.4
USAA Target Retirement 2040 Fund	27.6
USAA Target Retirement 2050 Fund	18.3
USAA Target Retirement 2060 Fund	3.0
VictoryShares Dividend Accelerator ETF	Ownership %
USAA Target Retirement Income Fund	2.3
USAA Target Retirement 2030 Fund	8.6
USAA Target Retirement 2040 Fund	13.3
USAA Target Retirement 2050 Fund	9.4
USAA Target Retirement 2060 Fund	1.3
VictoryShares US Multi-Factor Minimum Volatility ETF	Ownership %
Victory Strategic Allocation Fund	1.5
USAA Target Retirement Income Fund	4.4
USAA Target Retirement 2030 Fund	8.1
USAA Target Retirement 2040 Fund	13.2
USAA Target Retirement 2050 Fund	9.5
USAA Target Retirement 2060 Fund	1.3
VictoryShares Nasdaq Next 50 ETF	Ownership %
USAA Target Retirement Income Fund	3.6
USAA Target Retirement 2030 Fund	16.9
USAA Target Retirement 2040 Fund	28.2
USAA Target Retirement 2050 Fund	19.2
USAA Target Retirement 2060 Fund	2.7

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
VictoryShares ESG Core Plus Bond ETF	Ownership %
USAA Cornerstone Moderately Conservative Fund	6.9
USAA Cornerstone Aggressive Fund	3.0
USAA Cornerstone Moderate Fund	33.2
USAA Cornerstone Moderately Aggressive Fund	57.3
VictoryShares ESG Corporate Bond ETF	Ownership %
USAA Target Retirement Income Fund	38.0
USAA Target Retirement 2030 Fund	35.4
USAA Target Retirement 2040 Fund	17.5
USAA Target Retirement 2050 Fund	8.4
USAA Target Retirement 2060 Fund	0.9

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
US Multi-Factor Minimum Volatility ETF	0.30%
Dividend Accelerator ETF	0.30%
Nasdaq Next 50 ETF	0.15%
ESG Core Plus Bond ETF	0.35%
ESG Corporate Bond ETF	0.35%
THB Mid Cap ESG ETF	0.50%

Amounts incurred and paid to VCM for the year ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator, sub-fund accountant, and transfer agent to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2022
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	In Effect Until October 31, 2022
Nasdaq Next 50 ETF	0.18%
ESG Core Plus Bond ETF	0.40	%(a)
ESG Corporate Bond ETF	0.40	%(a)
THB Mid Cap ESG ETF	0.55	%(a)

(a)  In effect from October 5, 2021, until at least October 31, 2022.

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

	Expires 2023	Expires 2024	Expires 2025	Total
US 500 Volatility Wtd ETF	$99,179	$66,415	$15,251	$180,845
US Small Cap Volatility Wtd ETF	39,631	35,421	49,801	124,853
International Volatility Wtd ETF	121,119	150,668	111,915	383,702
US Large Cap High Div Volatility Wtd ETF	64,858	47,070	45,449	157,377
US Small Cap High Div Volatility Wtd ETF	45,375	47,951	51,444	144,770
International High Div Volatility Wtd ETF	63,200	65,624	70,418	199,242
Emerging Market High Div Volatility Wtd ETF	117,270	130,204	139,070	386,544
Dividend Accelerator ETF	51,403	46,360	25,944	123,707
US Multi-Factor Minimum Volatility ETF	47,372	40,209	40,631	128,212
US 500 Enhanced Volatility Wtd ETF	90,547	77,028	3,538	171,113
US EQ Income Enhanced Volatility Wtd ETF	75,542	89,656	79,459	244,657
US Discovery Enhanced Volatility Wtd ETF	45,253	38,554	50,302	134,109
Developed Enhanced Volatility Wtd ETF	132,700	172,550	129,939	435,189
Nasdaq Next 50 ETF	—	74,147	132,460	206,607
ESG Core Plus Bond ETF	—	—	93,356	93,356
ESG Corporate Bond ETF	—	—	78,541	78,541
THB Mid Cap ESG ETF	—	—	33,895	33,895

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2022, the Adviser voluntarily waived the following amounts:

US 500 Volatility Wtd ETF	$208,938
US Small Cap Volatility Wtd ETF	8,180
International Volatility Wtd ETF	35,315
US Large Cap High Div Volatility Wtd ETF	79,807
US Small Cap High Div Volatility Wtd ETF	82,306
International High Div Volatility Wtd ETF	6,089
Emerging Market High Div Volatility Wtd ETF	5,136
Dividend Accelerator ETF	104,483
US Multi-Factor Minimum Volatility ETF	51,309
US 500 Enhanced Volatility Wtd ETF	315,645
US EQ Income Enhanced Volatility Wtd ETF	396,144

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
US Discovery Enhanced Volatility Wtd ETF	$22,690
Developed Enhanced Volatility Wtd ETF	12,603
Nasdaq Next 50 ETF	43,036
ESG Core Plus Bond ETF	44,673
ESG Corporate Bond ETF	24,841
THB Mid Cap ESG ETF	562

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Certain Funds are designed to track their indices and are not actively managed. is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

LIBOR Discontinuations Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from July 1, 2021, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month SOFR plus 1.10 percent.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees. Effective with the renewal, the interest rate was changed to the one-month SOFR plus 1.10 percent on amounts borrowed. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

	Amount Outstanding at June 30, 2022	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Emerging Market High Div Volatility Wtd ETF	$—	$3,956,000	5	2.16%	$17,000,000
US EQ Income Enhanced Volatility Wtd ETF	—	14,333,333	3	1.88%	15,000,000

*  Based on the number of days the borrowings were outstanding for the year ended June 30, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Volatility Wtd ETF	Monthly	Monthly
US Small Cap Volatility Wtd ETF	Monthly	Monthly
International Volatility Wtd ETF	Monthly	Monthly
US Large Cap High Div Volatility Wtd ETF	Monthly	Monthly
US Small Cap High Div Volatility Wtd ETF	Monthly	Monthly
International High Div Volatility Wtd ETF	Monthly	Monthly
Emerging Market High Div Volatility Wtd ETF	Monthly	Monthly
Dividend Accelerator ETF	Monthly	Monthly
US Multi-Factor Minimum Volatility ETF	Monthly	Monthly
US 500 Enhanced Volatility Wtd ETF	Monthly	Monthly
US EQ Income Enhanced Volatility Wtd ETF	Monthly	Monthly
US Discovery Enhanced Volatility Wtd ETF	Monthly	Monthly
Developed Enhanced Volatility Wtd ETF	Monthly	Monthly
Nasdaq Next 50 ETF	Monthly	Monthly
ESG Core Plus Bond ETF	Monthly	Monthly
ESG Corporate Bond ETF	Monthly	Monthly
THB Mid Cap ESG ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

As of June 30, 2022, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:

	Total Accumulated Earnings/(Loss)	Capital
US 500 Volatility Wtd ETF	$(91,457,198)	$91,457,198
US Small Cap Volatility Wtd ETF	(2,045,443)	2,045,443
International Volatility Wtd ETF	(631,956)	631,956
US Large Cap High Div Volatility Wtd ETF	(29,897,967)	29,897,967
US Small Cap High Div Volatility Wtd ETF	(23,534,123)	23,534,123
International High Div Volatility Wtd ETF	(469,193)	469,193
Emerging Market High Div Volatility Wtd ETF	(175,705)	175,705
Dividend Accelerator ETF	(47,304,966)	47,304,966
US Multi-Factor Minimum Volatility ETF	(27,793,232)	27,793,232
US 500 Enhanced Volatility Wtd ETF	(79,669,283)	79,669,283
US EQ Income Enhanced Volatility Wtd ETF	(129,821,854)	129,821,854
US Discovery Enhanced Volatility Wtd ETF	(5,300,320)	5,300,320
Developed Enhanced Volatility Wtd ETF	(443,589)	443,589
Nasdaq Next 50 ETF	(10,371,089)	10,371,089

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

	Year Ended June 30, 2022
	Distributions paid from:
	Ordinary Income	Total Distributions Paid
US 500 Volatility Wtd ETF	$8,500,286	$8,500,286
US Small Cap Volatility Wtd ETF	334,788	334,788
International Volatility Wtd ETF	3,855,525	3,855,525
US Large Cap High Div Volatility Wtd ETF	7,496,456	7,496,456
US Small Cap High Div Volatility Wtd ETF	8,027,701	8,027,701
International High Div Volatility Wtd ETF	1,097,626	1,097,626
Emerging Market High Div Volatility Wtd ETF	1,055,027	1,055,027
Dividend Accelerator ETF	5,149,858	5,149,858
US Multi-Factor Minimum Volatility ETF	2,679,211	2,679,211
US 500 Enhanced Volatility Wtd ETF	11,440,022	11,440,022
US EQ Income Enhanced Volatility Wtd ETF	36,342,855	36,342,855
US Discovery Enhanced Volatility Wtd ETF	805,290	805,290
Developed Enhanced Volatility Wtd ETF	1,203,675	1,203,675
Nasdaq Next 50 ETF	586,469	586,469
ESG Core Plus Bond ETF	2,591,088	2,591,088
ESG Corporate Bond ETF	1,493,227	1,493,227
THB Mid Cap ESG ETF	7,901	7,901
	Year Ended June 30, 2021
	Distributions paid from:
	Ordinary Income	Total Distributions Paid
US 500 Volatility Wtd ETF	$7,561,107	$7,561,107
US Small Cap Volatility Wtd ETF	287,612	287,612
International Volatility Wtd ETF	2,408,306	2,408,306
US Large Cap High Div Volatility Wtd ETF	5,707,683	5,707,683

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Year Ended June 30, 2021
	Distributions paid from:
	Ordinary Income	Total Distributions Paid
US Small Cap High Div Volatility Wtd ETF	$4,510,283	$4,510,283
International High Div Volatility Wtd ETF	1,705,787	1,705,787
Emerging Market High Div Volatility Wtd ETF	809,574	809,574
Dividend Accelerator ETF	4,931,587	4,931,587
US Multi-Factor Minimum Volatility ETF	2,790,098	2,790,098
US 500 Enhanced Volatility Wtd ETF	7,661,659	7,661,659
US EQ Income Enhanced Volatility Wtd ETF	18,139,639	18,139,639
US Discovery Enhanced Volatility Wtd ETF	596,428	596,428
Developed Enhanced Volatility Wtd ETF	879,139	879,139
Nasdaq Next 50 ETF	345,554	345,554

As of June 30, 2022, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Loss)
US 500 Volatility Wtd ETF	$799,443	$—	$799,443	$(79,312,540)	$—	$45,469,713	$(33,043,384)
US Small Cap Volatility Wtd ETF	27,152	—	27,152	(8,715,756)	—	(1,174,037)	(9,862,641)
International Volatility Wtd ETF	—	—	—	(3,162,002)	(141,945)	(1,725,349)	(5,029,296)
US Large Cap High Div Volatility Wtd ETF	808,907	—	808,907	(53,140,050)	—	4,441,556	(47,889,587)
US Small Cap High Div Volatility Wtd ETF	745,610	—	745,610	(43,291,719)	—	(29,694,185)	(72,240,294)
International High Div Volatility Wtd ETF	178,697	—	178,697	(13,645,461)	—	(1,900,663)	(15,367,427)
Emerging Market High Div Volatility Wtd ETF	98,524	—	98,524	(4,757,696)	—	(3,631,170)	(8,290,342)
Dividend Accelerator ETF	484,682	—	484,682	(12,551,085)	—	(7,007,005)	(19,073,408)
US Multi-Factor Minimum Volatility ETF	151,157	—	151,157	(15,185,680)	—	(1,720,883)	(16,755,406)
US 500 Enhanced Volatility Wtd ETF	1,573,167	18,459,782	20,032,949	—	—	(53,884,753)	(33,851,804)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Loss)
US EQ Income Enhanced Volatility Wtd ETF	$5,231,276	$—	$5,231,2776	$(82,801,448)	$—	$(20,563,711)	$(98,133,883)
US Discovery Enhanced Volatility Wtd ETF	71,837	—	71,837	(36,519,033)	—	462,977	(35,984,219)
Developed Enhanced Volatility Wtd ETF	—	—	—	(25,267,555)	(62,671)	223,457	(25,106,769)
Nasdaq Next 50 ETF	173,976	—	173,976	(28,193,513)	—	(17,874,136)	(45,893,673)
ESG Core Plus Bond ETF		526,797	526,797	(5,176,406)	—	(22,611,029)	(27,260,638)
ESG Corporate Bond ETF	223,306	—	223,306	(998,291)	—	(19,154,585)	(19,929,570)
THB Mid Cap ESG ETF	—	—	—	—	(2,672)	(317,418)	(320,090)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of June 30, 2022, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
US 500 Volatility Wtd ETF	$38,312,708	$40,999,832	$79,312,540
US Small Cap Volatility Wtd ETF	5,192,078	3,523,678	8,715,756
International Volatility Wtd ETF	1,338,567	1,823,435	3,162,002
US Large Cap High Div Volatility Wtd ETF	27,791,522	25,348,528	53,140,050
US Small Cap High Div Volatility Wtd ETF	34,727,680	8,564,039	43,291,719
International High Div Volatility Wtd ETF	6,034,546	7,610,915	13,645,461
Emerging Market High Div Volatility Wtd ETF	1,371,659	3,386,037	4,757,696
Dividend Accelerator ETF	9,031,729	3,519,356	12,551,085
US Multi-Factor Minimum Volatility ETF	12,688,394	2,497,286	15,185,680
US EQ Income Enhanced Volatility Wtd ETF	43,234,925	39,566,523	82,801,448
US Discovery Enhanced Volatility Wtd ETF	34,846,891	1,672,142	36,519,033
Developed Enhanced Volatility Wtd ETF	16,259,710	9,007,845	25,267,555
Nasdaq Next 50 ETF	25,621,923	2,571,590	28,193,513
ESG Core Plus Bond ETF	5,176,406	—	5,176,406
ESG Corporate Bond ETF	998,291	—	998,291

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

During the tax year ended June 30, 2022, the following Funds utilized capital loss carryforwards as shown in the table below:

Short-Term Amount
International Volatility Wtd ETF	$2,599,387
International High Div Volatility Wtd ETF	690,291
Emerging Market High Div Volatility Wtd ETF	623,835
US 500 Enhanced Volatility Wtd ETF	58,934,247
Developed Enhanced Volatility Wtd ETF	1,003,849

As of June 30, 2022, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US 500 Volatility Wtd ETF	$488,762,394	$77,547,203	$(32,077,490)	$45,469,713
US Small Cap Volatility Wtd ETF	23,969,436	2,048,419	(3,222,456)	(1,174,037)
International Volatility Wtd ETF	96,772,892	8,816,211	(10,531,853)	(1,715,642)
US Large Cap High Div Volatility Wtd ETF	277,678,144	20,181,836	(15,740,280)	4,441,556
US Small Cap High Div Volatility Wtd ETF	305,415,332	7,829,148	(37,523,333)	(29,694,185)
International High Div Volatility Wtd ETF	18,093,207	577,603	(2,473,292)	(1,895,689)
Emerging Market High Div Volatility Wtd ETF	14,092,026	561,482	(4,190,610)	(3,629,128)
Dividend Accelerator ETF	284,075,456	13,496,617	(20,503,622)	(7,007,005)
US Multi-Factor Minimum Volatility ETF	120,668,663	9,025,225	(10,746,108)	(1,720,883)
US 500 Enhanced Volatility Wtd ETF	945,635,834	24,179,987	(78,064,740)	(53,884,753)
US EQ Income Enhanced Volatility Wtd ETF	1,939,453,172	84,940,280	(105,503,991)	(20,563,711)
US Discovery Enhanced Volatility Wtd ETF	7,108,559	2,665,562	(2,202,585)	462,977
Developed Enhanced Volatility Wtd ETF	35,086,397	1,012,304	(780,455)	231,849
Nasdaq Next 50 ETF	115,791,112	2,682,830	(20,556,966)	(17,874,136)
ESG Core Plus Bond ETF	233,882,884	21,098	(22,632,127)	(22,611,029)
ESG Corporate Bond ETF	123,070,428	11,784	(19,166,369)	(19,154,585)
THB Mid Cap ESG ETF	2,373,428	18,871	(336,289)	(317,418)

9. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments.

Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers.

Transactions in affiliated securities during the year ended June 30, 2022, were as follows:

US Small Cap Volatility Wtd ETF	Fair Value 6/30/21	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/22	Dividend Income
Victory Capital Holdings Inc.	$74,558	$21,786	$(50,795)	$21,855	$—	$(31,784)	$35,620	$1,431
US Discovery Enhanced Volatility Wtd ETF	Fair Value 6/30/21	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/22	Dividend Income
Victory Capital Holdings Inc.	$182,471	$93,532	$(229,586)	$50,503	$—	$(70,169)	$26,751	$3,259

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios II, comprising the Funds listed below (the "Funds"), as of June 30, 2022, and the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
VictoryShares US 500 Volatility Wtd ETF,
VictoryShares US Small Cap Volatility Wtd ETF,
VictoryShares International Volatility Wtd ETF,
VictoryShares US Large Cap High Div Volatility Wtd ETF,
VictoryShares US Small Cap High Div Volatility Wtd ETF,
VictoryShares International High Div Volatility Wtd ETF,
VictoryShares Dividend Accelerator ETF,
VictoryShares US Multi-Factor Minimum Volatility ETF,
VictoryShares US 500 Enhanced Volatility Wtd ETF,
VictoryShares US EQ Income Enhanced Volatility Wtd ETF,
VictoryShares US Discovery Enhanced Volatility Wtd ETF, and
VictoryShares Developed Enhanced Volatility Wtd ETF	For the year ended June 30, 2022	For the years ended June 30, 2022, and 2021	For the years ended June 30, 2022, 2021, 2020, 2019, and 2018
VictoryShares Emerging Market High Div Volatility Wtd ETF	For the year ended June 30, 2022	For the years ended June 30, 2022 and 2021	For the years ended June 30, 2022, 2021, 2020, 2019 and for the period from October 26, 2017 (commencement of operations) through June 30, 2018

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
VictoryShares Nasdaq Next 50 ETF	For the year ended June 30, 2022	For the year ended June 30, 2022, and for the period from September 10, 2020 (commencement of operations) through June 30, 2021
VictoryShares ESG Corporate Bond ETF, VictoryShares ESG Core Plus Bond ETF, and VictoryShares THB Mid Cap ESG ETF	For the period from October 5, 2021 (commencement of operations) through June 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022

Victory Portfolios II	Supplemental Information June 30, 2022

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, six portfolios in Victory Variable Insurance Funds, and 40 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds Trust and oversees 45 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.

Director, Carlyle Secured Lending, Inc. (formerly TCG BDC I, Inc.) (since 2012); Director, Carlyle Credit Solutions, Inc. (formerly TCG BDC II, Inc.) (since 2017); Trustee, Carlyle Secured Lending III (since 2021).

E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired.	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	None.

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, Born December 1944	Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard as its Audit Committee Financial Expert.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Officers:

The officers of the Trust, their date of birth, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015

Director of Mutual Fund Administration, the Adviser (since 2004); Chief Operating Officer, Victory Capital Services, Inc. (since 2020); Vice President, Victory Capital Transfer Agency, Inc. (since 2019).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Erin G. Wagner, Born February 1974	Secretary*	May 2015- April 2022	Associate General Counsel, the Adviser (2013-2022).
Thomas Dusenberry, Born July 1977	Secretary	May 2022

Manager, Fund Administration, the Adviser (since 2022); Treasurer and Principal Financial Officer (2020-2022), Assistant Treasurer (2019), Salient MF Trust, Salient Midstream, MLP Fund and Forward Funds; Principal Financial Officer (2018-2021) and Treasurer (2020-2021), Salient Private Access Funds and Endowment PMF Funds; Senior Vice President of Fund Accounting and Operations, Salient Partners (2020-2022); Director of Fund Operations, Salient Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer**	July 2017- June 2022	Chief Compliance Officer (2013-2022) and Chief Risk Officer (2009-2017), the Adviser.
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (since 2019); Compliance Officer, the Adviser (2015-2019).

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).

*  On April 27, 2022, Ms. Wagner resigned her position with the Trust.

**  On June 10, 2022, Mr. Kinney resigned his position with the Trust.

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
US 500 Volatility Wtd ETF	$1,000.00	$832.20	$1,023.06	$1.59	$1.76	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	824.10	1,023.06	1.58	1.76	0.35%
International Volatility Wtd ETF	1,000.00	817.70	1,022.56	2.03	2.26	0.45%
US Large Cap High Div Volatility Wtd ETF	1,000.00	962.30	1,023.06	1.70	1.76	0.35%
US Small Cap High Div Volatility Wtd ETF	1,000.00	864.40	1,023.06	1.62	1.76	0.35%

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
International High Div Volatility Wtd ETF	$1,000.00	$920.70	$1,022.56	$2.14	$2.26	0.45%
Emerging Market High Div Volatility Wtd ETF	1,000.00	816.90	1,022.32	2.25	2.51	0.50%
Dividend Accelerator ETF	1,000.00	877.10	1,023.06	1.63	1.76	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	881.10	1,023.06	1.63	1.76	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	831.90	1,023.06	1.59	1.76	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	962.20	1,023.06	1.70	1.76	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	859.50	1,023.06	1.61	1.76	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	865.90	1,022.56	2.08	2.26	0.45%
Nasdaq Next 50 ETF	1,000.00	679.50	1,023.90	0.75	0.90	0.18%
ESG Core Plus Bond ETF	1,000.00	889.30	1,022.81	1.87	2.01	0.40%
ESG Corporate Bond ETF	1,000.00	848.40	1,022.81	1.83	2.01	0.40%
THB Mid Cap ESG ETF	1,000.00	755.50	1,022.07	2.39	2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2022, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Percent
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
International Volatility Wtd ETF	88%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
International High Div Volatility Wtd ETF	72%
Emerging Market High Div Volatility Wtd ETF	71%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	100%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
Developed Enhanced Volatility Wtd ETF	89%
Nasdaq Next 50 ETF	98%
THB Mid Cap ESG ETF	100%

Dividends qualified for corporate dividends received deductions of:

Percent
US 500 Volatility Wtd ETF	100%
US Small Cap Volatility Wtd ETF	100%
US Large Cap High Div Volatility Wtd ETF	100%
US Small Cap High Div Volatility Wtd ETF	100%
Dividend Accelerator ETF	100%
US Multi-Factor Minimum Volatility ETF	100%
US 500 Enhanced Volatility Wtd ETF	100%
US EQ Income Enhanced Volatility Wtd ETF	100%
US Discovery Enhanced Volatility Wtd ETF	100%
Nasdaq Next 50 ETF	69%
THB Mid Cap ESG ETF	100%

For the year ended June 30, 2022, the following Funds designated short-term capital gain distributions:

Amount
THB Mid Cap ESG ETF	$6,879

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2022, were as follows:

	Foreign Source Income	Foreign Tax Expense
International Volatility Wtd ETF	1.42	0.19
International High Div Volatility Wtd ETF	2.09	0.23
Emerging Market High Div Volatility Wtd ETF	2.18	0.34

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-AR (6/22)

June 30, 2022

Annual Report

VictoryShares USAA Core Short-Term Bond ETF

VictoryShares USAA Core Intermediate-Term Bond ETF

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	3
Managers' Commentary / Investment Overview (Unaudited)	5
Investment Objective and Portfolio Holdings (Unaudited)	11
Schedules of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	13
VictoryShares USAA Core Intermediate-Term Bond ETF	27
Financial Statements
Statements of Assets and Liabilities	54
Statements of Operations	55
Statements of Changes in Net Assets	56
Financial Highlights	58
Notes to Financial Statements	60
Report of Independent Registered Public Accounting Firm	72
Supplemental Information (Unaudited)	73
Trustee and Officer Information	73
Proxy Voting and Portfolio Holdings Information	77
Expense Examples	77
Additional Federal Income Tax Information	78
Liquidity Risk Management Program	79
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Looking back over our most recent annual reporting period offers us a stark reminder that markets go up and down, and that investor sentiment can shift quickly.

Although most of 2021 was constructive for financial markets, the script flipped as we entered the new calendar year. More recently, investors have been focused on a host of worries. Inflation data has been running hotter than expected. The U.S. Federal Reserve (the "Fed") has embarked on a new rate-hike cycle and a terrible war is raging in Eastern Europe. All these issues, among other factors, have ratcheted up market volatility in both stock and bond markets. Many broad-market stock indices have pulled back substantially during the first half of 2022 and even entered "bear market" territory, which is typically considered a 20% pullback from the most recent highs. Meanwhile, fixed income investors are also dealing with elevated volatility, and wide swaths of the bond market have struggled in the face of rising interest rates.

Throughout the ups and downs of the past annual reporting period, there have been interesting differences playing out within the broader market. In general, large-cap stocks outperformed smaller-capitalization companies for the full annual reporting period. Meanwhile, growth-oriented styles led value-oriented investments during the earlier part of our annual reporting period, while the reverse was true during the latter segment of the reporting period (as measured by the Russell family of indices). Perhaps this reflects investors' realization and expectations for future higher interest rates and corresponding higher borrowing costs.

There were other notable subplots, too. During much of 2021 we watched crypto assets captivate investors, only to see them fall out of favor as sentiment soured. This year we've seen oil prices surge, which helped fuel gains across the energy landscape while many other sectors lagged. The Energy and Utilities sectors (and yes, Cash) have been the lone bright spots for many investor portfolios. If anything, this underscores the importance of diversification.

Looking at the numbers, we see that the S&P 500® Index, the bell-weather proxy for our domestic stock market, declined by 10.62% for the 12-month period ended June 30, 2022. Over this same annual period, the yield on the 10-Year U.S. Treasury jumped 1.53%, thanks largely to the Fed's shift toward a less accommodative monetary policy and the first rate hike in three years. At the end of our reporting period, the yield on the 10-Year U.S. Treasury finished at 2.98%.

Given the market environment of the past few months, it's no surprise that investors have become more focused on risk management and downside protection. Remember, our experience managing portfolios through various economic cycles has taught us to remain calm in the face of market turmoil. It is our view that a long-term perspective, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances are some of the key ingredients for staying the course and progressing on investment goals.

3

As ever, there will be challenges ahead. The Fed has declared its intent to continue raising rates until the recent elevated inflation readings decline. Labor shortages, ongoing supply chain issues, high energy prices, and the Russia-Ukraine war are among the performance detractors investors continue to navigate. There's even some chatter about a possible recession.

Although we cannot tell you with any certainty what markets will do in the future, we can assure you that the investment professionals at all our independent franchises continually monitor the environment and work hard to position portfolios opportunistically no matter what the markets bring.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions regarding the current market dynamics or your specific portfolio or investment plan, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at www.vcm.com.

From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

4

VictoryShares USAA Core Short-Term Bond ETF

Managers' Commentary

(Unaudited)

What were the market conditions during the reporting period?

As the world attempted to return to normal, coming out of the historical COVID-19 government-imposed lockdowns, the consequences of those lockdowns began to manifest themselves. In particular, global supply chains that functioned smoothly pre-COVID-19 were disrupted in ways that have yet to work themselves out. Generally speaking, the result was demand that rebounded faster than supply could keep up. To make matters worse, apart from the human tragedy itself, Russia's invasion of Ukraine in February 2022 added to the supply chain issues, with impacts on the price of oil, natural gas, wheat, and fertilizer, to name but a few. While the general price level fell during COVID-19, when demand fell faster than supply, the reverse is now true. As measured by the Consumer Price Index, the price level skyrocketed to 7% in 2021. During 2022, prices have risen even further, to 8.6% as of the end of May 2022.

These events have taken their toll on the financial markets, with the S&P 500® Index down 10.6% year over year, and 20% year to date; officially "bear market" territory. The bond market did not escape the pain, either. Indeed, the past year has been one of the worst for fixed income markets over the last 50 years, if not all of history. The one-year total return for the period ending June 30, 2022, for the Bloomberg US Aggregate Bond Index was worse than even during the U.S. dollar devaluation period in the late 1970s/early 1980s, down 10.3% year over year and down 10.4% year to date, performance almost as poor as the stock market.

These results were driven primarily by the significant rise in interest rates, as the bond market reacted to the dramatic increases in the price level. While the U.S. Federal Reserve (the "Fed") initially believed these price increases to be transitory, the bond market forced them to quickly abandon that thought. What was originally expected to be a gradual increase of 25 basis points ("bps") (a basis point is 1/100th of a percentage point) in the Fed Funds rate morphed into rate hikes that haven't been seen since 1994. The Fed started hiking rates by 25 bps in March, then was forced to higher hikes of 50 bps in May and a whopping 75-bps hike in June.

In addition to the jump in U.S. Treasury rates, bond spreads have widened out as well. Year over year, the Bloomberg U.S. Corporate Index option-adjusted spread rose from 0.80% to 1.55%, an increase of 75 bps. This took its toll on the fixed income market, leaving the Bloomberg U.S. Corporate Index with a one-year negative total return of -14.2%.

Some economists are starting to predict a recession. The recent rise in interest rates is already beginning to dampen demand, particularly for housing, as well as automobiles. Higher gasoline and food prices are also taking their toll, forcing consumers to curtail other purchases. Although the employment situation looks decent with the unemployment rate at 3.6%, that's typically a lagging indicator, and the COVID-19 lockdowns caused havoc in the labor markets, as many businesses still cannot fill all the positions they need. Real Gross Domestic Product decreased -1.6% in the first quarter of 2022, and a decrease in the second quarter would fit the textbook definition of recession, although the consensus estimate is for growth in the second quarter. Recession or no recession, economic activity is likely to slow in the near term as the economy readjusts from the COVID-19 pandemic.

5

VictoryShares USAA Core Short-Term Bond ETF

Managers' Commentary (continued)

How did VictoryShares USAA Core Short-Term Bond ETF (the "Fund") perform during the reporting period?

The Fund returned -3.73% for the fiscal year ended June 30, 2022, underperforming its benchmark, the Bloomberg 1-3 Yr Credit Index (the "Index"), which returned -3.72% for the period.

What strategies did you employ during the reporting period?

The Fund earned a negative total return during the reporting period, driven primarily by the increases in U.S. Treasury rates and credit spreads. Because the Fund's duration is always close to the Index duration, changes in interest rates typically have little effect on the Fund's relative performance. However, the Fund tends to have a more laddered portfolio compared to the Index, which has most of its bonds concentrated in 2-3-year maturities. Since U.S. Treasury rates increased the most in the 1-3-year maturities, the Fund benefited relative to the Index, as rates at both the short end (< 1 year) and longer end (4-7 years) did not increase as much.

The Fund also underperformed the Index due to allocation and selection. Reflecting the portfolio's diversification, the Fund's results were spread among a variety of sectors. Within corporate bonds, the Fund benefited from investments in the Banking, Technology, Utilities, and Pharmaceuticals sectors. Taxable municipal bonds and cash also added to underperformance. Certain other market segments weighed on relative performance. These included Asset-Backed Securities, Commercial Mortgage-Backed Securities, Finance Companies, Airlines, and Wireless. We continued to adhere to our disciplined investment approach, which is to maintain an attractive yield with an acceptable level of risk. From a credit risk perspective, our higher exposure to BBB and high yield bonds caused underperformance as credit spreads rose, while higher-rated investment-grade bonds aided performance.

To identify attractive investment opportunities, we worked with our in-house team of credit analysts, continuing to build the portfolio bond by bond, through fundamental bottom-up analysis. We seek ideas where our fundamental understanding of the credit risk is different than the market. This approach, we believe, will generate total returns that may outperform our peers over the long run, with less volatility. Our credit analysts review all securities considered for purchase and assign their own independent credit rating. They continuously monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

6

VictoryShares USAA Core Short-Term Bond ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	Bloomberg 1-3 Year Credit Index[1]
One Year	–3.73%	–3.78%	–3.72%
Since Inception	1.82%	1.82%	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA Core Short-Term Bond ETF — Growth of $10,000

1The Bloomberg 1-3 Yr Credit Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority, and non-U.S. agency bonds that have a remaining maturity of at least one year and less than three years. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index. As of August 24, 2021, Bloomberg rebranded the Bloomberg Barclays fixed income indices as "Bloomberg Indices."

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

7

VictoryShares USAA Core Intermediate-Term Bond ETF

Managers' Commentary

(Unaudited)

What were the market conditions during the reporting period?

As the world attempted to return to normal, coming out of the historical COVID-19 government-imposed lockdowns, the consequences of those lockdowns began to manifest themselves. In particular, global supply chains that functioned smoothly pre-COVID-19 were disrupted in ways that have yet to work themselves out. Generally speaking, the result was demand that rebounded faster than supply could keep up. To make matters worse, apart from the human tragedy itself, Russia's invasion of Ukraine in February 2022 added to the supply chain issues, with impacts on the price of oil, natural gas, wheat, and fertilizer, to name but a few. While the general price level fell during COVID-19, when demand fell faster than supply, the reverse is now true. As measured by the Consumer Price Index, the price level skyrocketed to 7% in 2021. During 2022, prices have risen even further, to 8.6% as of the end of May 2022.

These events have taken their toll on the financial markets, with the S&P 500® Index down 10.6% year over year, and 20% year to date; officially "bear market" territory. The bond market did not escape the pain, either. Indeed, the past year has been one of the worst for fixed income markets over the last 50 years, if not all of history. The one-year total return for the period ending June 30, 2022, for the Bloomberg US Aggregate Bond Index (the "Index") was worse than even during the U.S. dollar devaluation period in the late 1970s/early 1980s, down 10.3% year over year and down 10.4% year to date, performance almost as poor as the stock market.

These results were driven primarily by the significant rise in interest rates, as the bond market reacted to the dramatic increases in the price level. While the U.S. Federal Reserve (the "Fed") initially believed these price increases to be transitory, the bond market forced them to quickly abandon that thought. What was originally expected to be a gradual increase of 25 basis points ("bps") (a basis point is 1/100th of a percentage point) in the Fed Funds rate morphed into rate hikes that haven't been seen since 1994. The Fed started hiking rates by 25 bps in March, then was forced to higher hikes of 50 bps in May and a whopping 75-bps hike in June.

In addition to the jump in U.S. Treasury rates, bond spreads have widened out as well. Year over year, the Bloomberg U.S. Corporate Index option-adjusted spread rose from 0.80% to 1.55%, an increase of 75 bps. This took its toll on the fixed income market, leaving the Bloomberg U.S. Corporate Index with a one-year negative total return of -14.2%.

Some economists are starting to predict a recession. The recent rise in interest rates is already beginning to dampen demand, particularly for housing, as well as automobiles. Higher gasoline and food prices are also taking their toll, forcing consumers to curtail other purchases. Although the employment situation looks decent with the unemployment rate at 3.6%, that's typically a lagging indicator, and the COVID-19 lockdowns caused havoc in the labor markets, as many businesses still cannot fill all the positions they need. Real Gross Domestic Product decreased -1.6% in the first quarter of 2022, and a decrease in the second quarter would fit the textbook definition of recession, although the consensus estimate is for growth in the second quarter. Recession or no recession, economic activity is likely to slow in the near term as the economy readjusts from the COVID-19 pandemic.

8

VictoryShares USAA Core Intermediate-Term Bond ETF

Managers' Commentary (continued)

How did the VictoryShares USAA Core Intermediate-Term Bond ETF (the "Fund") perform during the reporting period?

The Fund returned -10.35% for the fiscal year ended June 30, 2022, underperforming the Index, which returned -10.29% for the period,

What strategies did you employ during the reporting period?

The negative total returns for both the Fund and the Index were primarily driven by increases in interest rates during the second half of the reporting period. While bond credit spreads held firm during the summer and fall of 2021, spreads began to widen into the end of 2021. This spread widening precipitately increased following Russia's invasion of Ukraine, combined with persistent global inflation pressures. Higher inflation also led to a more restrictive monetary policy by the U.S. Federal Reserve and greater uncertainty regarding economic growth. Global financial markets performed poorly as the macroeconomic and geopolitical environment deteriorated. The Fund, which has a higher allocation to BBB-rated corporate credit relative to the Index, was a primary driver of underperformance. Offsetting this underperformance was the Fund's large underweight to Agency Mortgage-Backed Securities, which performed poorly as interest rates increased.

In keeping with our investment process, we continued to build the Fund bond by bond. We seek ideas where our fundamental understanding of the credit risk is different than that of the market, working with our team of analysts to evaluate each potential investment individually. During the reporting period, we found select attractive opportunities as we continued to seek relative values across the fixed income market.

Our analysts continued to analyze and monitor every holding in the Fund. We are committed to building a portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

9

VictoryShares USAA Core Intermediate-Term Bond ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	Bloomberg US Aggregate Bond Index[1]
One Year	–10.35%	–10.30%	–10.29%
Since Inception	1.39%	1.42%	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA Core Intermediate-Term Bond ETF — Growth of $10,000

1The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index. As of August 24, 2021, Bloomberg rebranded the Bloomberg Barclays fixed income indices as "Bloomberg Indices."

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

10

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income consistent with preservation of principal.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

11

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income without undue risk to principal.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

12

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Principal Amount	Value
Asset-Backed Securities (24.5%)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 9/18/24 @ 100	$1,000,000	$922,146
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	594,000	571,607
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	541,000	505,837
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	762,000	751,141
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 3/15/25 @ 100 (a)	1,000,000	989,831
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100 (a)	1,249,194	1,221,074
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 4/20/23 @ 100 (a)	1,000,000	995,740
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 8/19/23 @ 100 (a)	1,156,000	1,124,380
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/24, Callable 1/19/23 @ 100 (a)	860,000	857,582
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 8/15/24 @ 100	2,000,000	1,940,726
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 8/15/24 @ 100	1,000,000	979,770
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	583,878	552,765
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 10/15/24 @ 100 (a)	500,000	497,950
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 2/10/25 @ 100	1,075,315	1,040,525
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 2/10/25 @ 100	685,715	658,624
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 6/10/25 @ 100	1,000,000	955,622
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 9/15/22 @ 100	350,000	350,557
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 8/15/23 @ 100 (a)	668,678	656,855
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 8/15/23 @ 100.25 (a)	1,000,000	973,530
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25 @ 100 (a) (b)	1,500,000	1,500,000
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 9/15/23 @ 100 (a)	815,687	813,276
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 5/15/26 @ 100 (a)	800,000	766,269
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32 (a)	1,000,000	1,003,871
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	295,665
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	333,000	313,775

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 6/15/23 @ 100 (a)	$1,000,000	$991,925
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	1,000,000	980,749
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	655,000	568,365
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 8/20/25 @ 100 (a)	1,000,000	995,180
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 12/15/23 @ 100	750,000	744,513
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 12/15/23 @ 100	750,000	745,800
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 12/15/23 @ 100 (c)	708,000	691,435
Encina Equipment Finance LLC, Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 5/15/26 @ 100 (a)	975,000	977,455
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 7/20/25 @ 100 (a)	500,000	491,935
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 2/20/26 @ 100 (a)	1,000,000	1,007,463
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	1,500,000	1,417,338
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	749,228
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 9/15/24 @ 100	1,500,000	1,440,763
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 9/15/24 @ 100	1,000,000	944,499
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 8/15/24 @ 100	472,000	467,937
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	998,642	912,372
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000,000	902,823
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,000,000	907,475
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 7/15/24 @ 100 (a)	1,000,000	949,177
Flagship Credit Auto Trust, Series 4, Class B, 1.49%, 2/15/27, Callable 4/15/25 @ 100 (a)	1,000,000	949,734
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 4/15/25 @ 100 (a)	1,000,000	933,001
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	1,000,000	909,139
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100	643,000	641,801
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 11/15/24 @ 100 (a)	600,000	573,742
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 11/15/24 @ 100 (a)	1,000,000	937,584
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 12/15/25 @ 100 (a)	500,000	476,454
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25 (a)	648,389	637,125
See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26 (a)	$1,000,000	$998,165
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 5/15/24 @ 100 (a)	1,250,000	1,245,542
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26 (a)	1,000,000	969,752
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	1,000,000	989,128
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	933,197
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	1,000,000	985,442
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	937,571
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 12/18/23 @ 100	835,120	820,394
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 1/20/25 @ 100 (a)	667,000	618,373
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (a)	885,000	875,771
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 2/20/23 @ 100 (a)	1,000,000	987,851
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 12/15/24 @ 100	981,327	961,835
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 3/15/25 @ 100	1,500,000	1,423,184
JPMorgan Chase Bank NA — CACLN, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 4/25/25 @ 100 (a)	478,431	461,528
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100 (a)	1,000,000	969,615
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 7/15/24 @ 100 (a)	1,000,000	954,738
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 7/15/24 @ 100 (a)	621,746	605,585
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,500,000	1,404,291
Master Credit Card Trust II, Series 2022-1A, Class B, 1.97%, 7/21/26 (a)	1,000,000	944,595
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 4/15/23 @ 100	789,972	784,187
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	903,000	787,518
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293,000	253,615
Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 6/15/23 @ 100	629,163	626,459
NMEF Funding LLC, Series 2022-A, Class B, 3.35%, 10/16/28, Callable 12/15/25 @ 100 (a)	1,000,000	941,867
NMEF Funding LLC, Series 2022-A, Class A2, 2.58%, 10/16/28, Callable 12/15/25 @ 100 (a)	1,000,000	973,902
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	2,500,000	2,299,354

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 2/10/26 @ 100 (a)	$1,000,000	$961,927
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100 (a)	545,000	526,076
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 10/15/22 @ 100 (a)	1,000,000	1,000,953
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	160,118	159,643
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 4/15/25 @ 100 (a)	1,190,728	1,174,652
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 4/15/25 @ 100 (a)	952,583	939,581
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 3/15/24 @ 100	1,000,000	989,480
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 2/15/24 @ 100	1,000,000	985,616
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 7/15/23 @ 100	14,232	14,227
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	500,000	477,190
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	1,278,013	1,257,811
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 3/20/24 @ 100 (a)	649,147	640,849
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 6/10/25 @ 100 (a) (c)	1,000,000	965,980
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	906,298
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	938,979
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 7/15/25 @ 100 (a)	800,000	797,828
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 1/15/25 @ 100 (a)	1,000,000	929,780
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	996,678
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.75%, 3/15/27, Callable 8/15/25 @ 100 (a)	1,000,000	977,755
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	1,000,000	982,951
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 5/15/24 @ 100	2,000,000	1,930,899
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 12/15/23 @ 100	726,384	720,773
Total Asset-Backed Securities (Cost $91,444,851)		88,213,515
Collateralized Mortgage Obligations (6.4%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 3.46% (LIBOR01M+214bps), 10/15/37 (a) (d)	1,000,000	979,052
BBCMS Mortgage Trust, Series 2020-BID, Class B, 3.86% (LIBOR01M+254bps), 10/15/37 (a) (d)	1,750,000	1,715,409

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
BPR Trust, Series 2021-TY, Class C, 3.02% (LIBOR01M+170bps), 9/15/38 (a) (d)	$1,000,000	$944,405
BPR Trust, Series 2021-TY, Class A, 2.37% (LIBOR01M+105bps), 9/15/38 (a) (d)	1,000,000	957,801
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.77% (LIBOR01M+145bps), 10/15/36 (a) (d)	2,465,000	2,415,586
BX Trust, Series 2022-LBA6, Class C, 2.88% (TSFR1M+160bps), 1/15/39 (a) (d)	1,000,000	950,203
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	490,968
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (e)	2,000,000	1,940,708
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (e)	1,500,000	1,465,505
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.21%, 1/15/46, Callable 7/15/23 @ 100 (e)	1,000,000	982,369
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	979,433	971,802
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 2.27% (LIBOR01M+95bps), 5/15/36 (a) (d)	500,000	490,757
KNDL Mortgage Trust, Series 2019-KNSQ, Class C, 2.37% (LIBOR01M+105bps), 5/15/36 (a) (d)	1,175,000	1,148,462
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 3.92% (LIBOR01M+260bps), 11/15/34 (a) (d)	1,000,000	989,240
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 2.28% (LIBOR03M+80bps), 2/20/28, Callable 8/20/22 @ 100 (a) (d)	174,346	171,117
SMRT, Series 2022-MINI, Class B, 2.63% (TSFR1M+135bps), 1/15/39 (a) (d)	1,000,000	958,253
SREIT Trust, Series 2021-MFP2, Class B, 2.50% (LIBOR01M+117bps), 11/15/36 (a) (d)	1,000,000	950,132
Stratus CLO Ltd., Series 2021-3A, Class B, 1.77% (LIBOR03M+155bps), 12/29/29, Callable 1/20/23 @ 100 (a) (d)	821,000	785,917
Stratus CLO Ltd., Series 2021-3A, Class A, 2.01% (LIBOR03M+95bps), 12/29/29, Callable 1/20/23 @ 100 (a) (d)	984,122	968,969
STREIT Trust, Series 2021-MFP2, Class A, 2.15% (LIBOR01M+82bps), 11/15/36 (a) (d)	1,000,000	952,606
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (e)	2,000,000	1,981,848
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	3	3
Total Collateralized Mortgage Obligations (Cost $24,019,430)		23,211,112
Senior Secured Loans (1.3%)
CHI Doors Holdings Corp., Initial Term Loan, 7/31/25 (f)	500,000	494,375
Clean Harbors, Inc., Initial Term Loan, First Lien, 2.81% (LIBOR01M+175bps), 6/30/24 (d)	493,507	488,882
Genpact International, Inc., Term Loan, First Lien, 2.43% (LIBOR01M+138bps), 8/9/23 (d)	2,865,672	2,844,179
Plantronics, Inc., Term Loan B, First Lien, 7/2/25 (b) (f)	1,000,000	982,680
Total Senior Secured Loans (Cost $4,847,590)		4,810,116

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Corporate Bonds (39.1%)
Communication Services (1.4%):
DISH DBS Corp., 5.88%, 7/15/22	$1,374,000	$1,374,110
Netflix, Inc., 5.88%, 2/15/25	500,000	507,990
Sprint Corp., 7.88%, 9/15/23 (c)	1,000,000	1,032,850
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38 (a) (c)	2,000,000	1,937,540
		4,852,490
Consumer Discretionary (3.8%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	712,833
Daimler Trucks Finance North America LLC, 1.63%, 12/13/24 (a)	2,000,000	1,881,660
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,031,330
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	500,000	449,270
Howard University, 2.74%, 10/1/22	500,000	497,840
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47 (a)	2,000,000	1,843,940
Magallanes, Inc., 3.64%, 3/15/25 (a)	1,000,000	970,560
MGM Resorts International, 6.00%, 3/15/23	1,000,000	998,470
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 8/8/22 @ 102.81	1,500,000	1,469,985
Newell Brands, Inc., 4.45%, 4/1/26, Callable 1/1/26 @ 100	1,000,000	952,070
Nordstrom, Inc., 2.30%, 4/8/24, Callable 7/22/22 @ 100	1,500,000	1,419,690
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	617,000	550,432
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 1/15/23 @ 100	750,000	746,662
		13,524,742
Consumer Staples (1.0%):
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	1,000,000	896,590
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 7/18/22 @ 102.63 (a)	2,500,000	2,424,275
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	319,000	324,599
		3,645,464
Energy (6.3%):
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000,000	991,110
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	1,715,000	1,728,651
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	900,000	879,273
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	324,000	304,541
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833,000	809,534
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 8/8/22 @ 102.81 (a)	3,000,000	2,857,980
HollyFrontier Corp. 2.63%, 10/1/23 (c)	1,000,000	971,880
5.88%, 4/1/26, Callable 1/1/26 @ 100 (c)	1,881,000	1,889,540
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	2,500,000	2,454,150
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	270,591
Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	2,690,000	2,510,281
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	2,000,000	1,862,320
SM Energy Co., 5.63%, 6/1/25, Callable 8/8/22 @ 100.94	1,000,000	944,430
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 8/8/22 @ 104.88	1,000,000	1,022,010
USX Corp., 8.13%, 7/15/23	400,000	415,724

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Western Midstream Operating LP 2.62% (LIBOR03M+185bps), 1/13/23 (d)	$500,000	$497,560
3.60%, 2/1/25, Callable 1/1/25 @ 100	2,000,000	1,849,900
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	516,050
		22,775,525
Financials (14.7%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	2,000,000	1,909,360
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	693,713
Athene Global Funding 2.80%, 5/26/23 (a)	750,000	742,823
1.20%, 10/13/23 (a)	500,000	481,320
1.72%, 1/7/25 (a)	2,000,000	1,866,820
Blackstone Private Credit Fund 1.75%, 9/15/24 (a)	1,000,000	922,990
2.35%, 11/22/24 (a)	1,000,000	916,400
BMW US Capital LLC, 3.25%, 4/1/25 (a)	1,000,000	987,600
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (d)	1,832,000	1,808,037
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	250,000	232,980
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	667,000	657,555
F&G Global Funding, 5.15%, 7/7/25 (a) (b)	1,000,000	1,004,690
First American Financial Corp., 4.30%, 2/1/23	2,800,000	2,805,404
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (d)	1,000,000	951,980
First Financial Bancorp, 5.13%, 8/25/25	1,000,000	976,180
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,876,000	1,846,584
Ford Motor Credit Co. LLC 2.30%, 2/10/25, Callable 1/10/25 @ 100	2,000,000	1,796,080
3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	900,330
FS KKR Capital Corp. 1.65%, 10/12/24	1,024,000	914,842
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	1,400,000	1,332,674
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (d)	1,000,000	937,180
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	450,265
General Motors Financial Co., Inc., 3.80%, 4/7/25	1,000,000	976,310
Main Street Capital Corp. 5.20%, 5/1/24	2,400,000	2,388,192
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	437,280
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100 (d)	2,000,000	1,863,440
OWL Rock Core Income Corp., 5.50%, 3/21/25 (a)	1,000,000	959,580
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000,000	993,280
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	999,060
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (d)	500,000	488,010
Radian Group, Inc., 4.50%, 10/1/24, Callable 7/1/24 @ 100	2,503,000	2,374,921
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (d) (g)	1,000,000	994,610
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	715,208
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	249,613

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
SCE Recovery Funding LLC, 0.86%, 11/15/31	$1,828,723	$1,600,992
StanCorp Financial Group, Inc., 5.00%, 8/15/22	2,000,000	2,004,660
Synchrony Financial, 4.88%, 6/13/25, Callable 5/13/25 @ 100	1,000,000	988,470
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (d)	500,000	483,235
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (d)	1,000,000	914,820
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (d)	2,000,000	2,015,240
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)	1,000,000	1,104,650
TIAA FSB Holdings, Inc. 5.75%, 7/2/25, Callable 6/2/25 @ 100	1,000,000	1,035,270
6.53% (LIBOR03M+470bps), 3/15/26, Callable 8/8/22 @ 100 (d)	750,000	761,445
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (d)	1,000,000	945,220
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	2,550,000	2,520,241
		52,949,554
Health Care (1.1%):
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 8/8/22 @ 100	1,000,000	948,620
HCA, Inc., 7.50%, 12/15/23	1,000,000	1,034,440
Hikma Finance USA LLC, 3.25%, 7/9/25	2,000,000	1,894,320
		3,877,380
Industrials (4.1%):
Air Lease Corp., 2.25%, 1/15/23	250,000	247,615
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,000,000	921,310
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a) (c)	3,435,000	3,191,081
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	1,000,000	992,900
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	880,412	772,491
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,330,708
EnerSys, 5.00%, 4/30/23, Callable 1/30/23 @ 100 (a)	908,000	900,255
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 8/8/22 @ 102.88	1,000,000	1,019,740
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a) (c)	1,000,000	982,110
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	859,159	829,595
The Nature Conservancy, 0.63%, 7/1/24	650,000	611,006
TransDigm, Inc., 8.00%, 12/15/25, Callable 8/8/22 @ 104 (a) (c)	2,000,000	2,026,020
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	307,661	275,710
United Airlines Pass Through Trust 4.15%, 4/11/24	557,032	539,591
4.88%, 1/15/26	284,690	269,411
		14,909,543
Information Technology (0.4%):
Qorvo, Inc., 1.75%, 12/15/24, Callable 12/15/22 @ 100 (a)	1,675,000	1,567,180
Materials (3.2%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	1,000,000	973,790
Berry Global, Inc., 4.88%, 7/15/26, Callable 8/8/22 @ 102.44 (a) (c)	3,150,000	3,008,061
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	2,625,000	2,608,489
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (c)	3,000,000	2,976,900

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	$1,000,000	$999,070
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,000,000	999,850
		11,566,160
Real Estate (2.6%):
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	500,000	498,400
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,028,089
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	1,000,000	996,380
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	2,500,000	2,292,425
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	800,000	799,304
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	919,000	920,709
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	750,000	723,813
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 8/8/22 @ 101.75 (a)	864,000	811,832
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,334,730
		9,405,682
Utilities (0.5%):
Calpine Corp., 5.25%, 6/1/26, Callable 8/8/22 @ 101.75 (a)	802,000	766,913
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 8/8/22 @ 100	1,000,000	980,350
		1,747,263
Total Corporate Bonds (Cost $148,716,226)		140,820,983
Yankee Dollars (9.3%)
Communication Services (0.6%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000,000	1,019,470
Telefonica Chile SA, 3.88%, 10/12/22 (a)	1,000,000	1,000,470
		2,019,940
Communications (0.2%):
Videotron Ltd., 5.38%, 6/15/24, Callable 3/15/24 @ 100 (a)	812,000	811,959
Consumer Staples (0.4%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100 (a)	948,000	917,806
Leviathan Bond Ltd., 5.75%, 6/30/23, Callable 3/30/23 @ 100 (a)	500,000	493,125
		1,410,931
Energy (0.8%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	446,010	414,549
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	1,500,000	1,370,025
Var Energi ASA, 5.00%, 5/18/27, Callable 4/18/27 @ 100 (a)	1,000,000	994,610
		2,779,184
Financials (3.9%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a) (c)	3,000,000	3,014,010
Barclays Bank PLC, 7.63%, 11/21/22	1,000,000	1,008,720
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	886,950
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	3,305,000	3,314,485
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	400,000	380,196
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	967,450

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	$2,000,000	$1,925,000
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	416,000	392,717
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (d)	250,000	248,645
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22	1,000,000	999,858
VEON Holdings BV, 5.95%, 2/13/23	1,000,000	825,000
		13,963,031
Industrials (1.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	971,620
Air Canada Pass Through Trust 5.00%, 12/15/23 (a)	219,999	215,879
4.13%, 5/15/25 (a)	893,086	809,967
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (c)	500,000	460,565
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	750,000	652,605
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	1,000,000	876,190
		3,986,826
Information Technology (0.2%):
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	1,000,000	910,200
Materials (1.7%):
Alcoa Nederland Holding, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75 (a)	667,000	632,016
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31 (a)	2,000,000	1,940,400
POSCO, 2.38%, 1/17/23	2,100,000	2,088,954
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	1,500,000	1,494,060
		6,155,430
Utilities (0.4%):
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	1,300,000	1,297,114
Total Yankee Dollars (Cost $35,275,243)		33,334,615
Municipal Bonds (13.1%)
Alabama (0.3%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	977,879
California (1.3%):
California Municipal Finance Authority Revenue 0.93%, 2/1/23	1,000,000	985,734
1.36%, 2/1/24	495,000	476,640
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,155,000	1,029,349
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,545,000	1,441,547
City of Gardena Revenue, 1.30%, 4/1/23	565,000	556,045
Placentia Public Financing Authority Revenue, Series A, 1.93%, 6/1/23	300,000	295,502
		4,784,817

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Colorado (1.2%):
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	$600,000	$597,503
Colorado Health Facilities Authority Revenue Series B, 2.24%, 11/1/22	750,000	748,725
Series B, 2.80%, 12/1/26	500,000	474,476
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,175,473
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	718,042
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	691,995
		4,406,214
Florida (0.3%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,191,953
Georgia (0.3%):
Municipal Electric Authority of Georgia Revenue 1.42%, 1/1/25	500,000	471,371
Series B, 1.58%, 1/1/26	555,000	510,892
		982,263
Guam (0.3%):
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,000,000	977,498
Hawaii (0.5%):
State of Hawaii Airports System Revenue Series B, 0.90%, 7/1/23	300,000	291,231
Series E, 1.39%, 7/1/25	1,500,000	1,396,596
		1,687,827
Illinois (0.8%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	163,316
Sales Tax Securitization Corp. Revenue, 0.79%, 1/1/23	1,750,000	1,729,592
State of Illinois Sales Tax Revenue, Series B, 0.94%, 6/15/24	1,000,000	939,700
		2,832,608
Indiana (0.5%):
Indiana Finance Authority Revenue 0.96%, 3/1/24	450,000	429,967
2.48%, 3/1/24 (c)	1,000,000	982,109
1.41%, 3/1/25	570,000	533,434
		1,945,510
Kentucky (0.3%):
County of Warren Revenue, Series B, 0.92%, 4/1/25	1,200,000	1,111,772
Maine (0.2%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	552,319
Maryland (0.7%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	491,286
Maryland Health & Higher Educational Facilities Authority Revenue 1.81%, 1/1/25	1,000,000	938,300
1.89%, 1/1/26	1,000,000	914,825
		2,344,411

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Michigan (0.8%):
City of Grand Rapids MI Sanitary Sewer System Revenue, 0.94%, 1/1/25	$1,000,000	$942,762
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	731,606
Michigan Finance Authority Revenue 2.21%, 12/1/23	185,000	181,635
2.31%, 12/1/24	105,000	101,667
Series A-1, 2.33%, 6/1/30	497,786	492,091
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	493,298
		2,943,059
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	280,000	274,474
Missouri (0.4%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,441,672
Nebraska (0.2%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	630,000	615,974
New Jersey (0.6%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	349,438
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	750,000	718,942
Series B, 2.20%, 11/1/25	750,000	706,434
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	411,099
		2,185,913
New York (0.2%):
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	494,225
New York City Housing Development Corp. Revenue, 2.32%, 1/1/23	240,000	239,278
		733,503
Oklahoma (0.2%):
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560,000	554,518
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	332,036
		886,554
Pennsylvania (0.1%):
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	484,244
Rhode Island (0.3%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	805,000	759,749
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	496,053
		1,255,802
Tennessee (0.2%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	567,598
Texas (2.3%):
Aledo Independent School District, GO (NBGA — Texas Permanent School Fund), 2/15/24 (i)	250,000	237,876

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Boerne School District, GO 0.64%, 2/1/24	$400,000	$384,822
0.79%, 2/1/25	250,000	234,920
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42	1,000,000	999,238
Denton Independent School District, GO, Series A, 8/15/24 (i)	500,000	467,428
Harris County Cultural Education Facilities Finance Corp. Revenue 1.59%, 11/15/23	675,000	657,677
1.84%, 11/15/24	500,000	478,917
Series B, 2.30%, 5/15/24	600,000	587,588
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	735,153
Marshall Independent School District, GO (NBGA — Texas Permanent School Fund), 2/15/24 (i)	1,000,000	950,775
State of Texas, GO, 3.11%, 10/1/23	500,000	500,537
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.07%, 9/1/23	525,000	508,724
1.36%, 9/1/24	700,000	662,893
White Settlement Independent School District, GO (NBGA — Texas Permanent School Fund), Series A, 8/15/25 (i)	920,000	831,150
		8,237,698
Virginia (0.9%):
County of Arlington, GO, Series B, 0.64%, 8/1/24 (c)	2,000,000	1,898,314
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, Callable 8/8/22 @ 100 (a)	1,250,000	1,240,311
		3,138,625
Washington (0.1%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	466,920
Total Municipal Bonds (Cost $48,970,922)		47,027,107
U.S. Treasury Obligations (0.3%)
U S Treasury Notes, 2.50%, 5/31/24	1,000,000	991,133
Total U.S. Treasury Obligations (Cost $989,849)		991,133
Commercial Papers (5.6%) (h)
Aviation Capital Group, 1.67%, 7/5/22 (a)	2,500,000	2,499,420
ConAgra Brands, Inc., 2.14%, 7/1/22 (a) (h)	2,400,000	2,399,857
Constellation Brands, Inc., 2.11%, 7/8/22 (a)	3,200,000	3,198,504
Energy Transfer LP, 2.06%, 7/1/22 (a)	1,800,000	1,799,897
FMC Corp., 2.12%, 7/1/22 (a)	3,500,000	3,499,794
Jabil, Inc., 2.26%, 7/7/22 (a)	3,500,000	3,498,462
Viatris, Inc., 2.09%, 7/6/22 (a)	3,100,000	3,098,919
Total Commercial Papers (Cost $19,995,475)		19,994,853
Total Investments (Cost $374,259,586) — 99.6%		358,403,434
Other assets in excess of liabilities — 0.4%		1,333,501
NET ASSETS — 100.00%		$359,736,935

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $179,968,759 and amounted to 50.0% of net assets.

(b)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(c)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(e)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2022.

(f)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  Rate represents the effective yield at June 30, 2022.

(i)  Zero-coupon bond.

bps — Basis points

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

TSFR1M — 1 month Term SOFR, rate disclosed as of June 30, 2022.

USSW5 — USD 5 Year Swap Rate, rate disclosed as of June 30, 2022.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Principal Amount	Value
Asset-Backed Securities (9.1%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500,000	$1,327,923
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 9/13/24 @ 100 (a)	1,000,000	942,975
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 9/13/24 @ 100 (a)	1,000,000	956,663
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable 3/18/25 @ 100	1,000,000	934,849
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	1,187,000	1,142,252
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100 (a)	467,000	462,604
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100 (a)	762,000	751,141
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	900,000	894,849
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	487,752
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,062,000	1,050,029
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 8/19/23 @ 100 (a)	433,000	423,658
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,186,843
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 8/15/24 @ 100	2,000,000	1,885,584
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 2/15/24 @ 100	780,000	786,938
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 12/15/23 @ 100	1,275,000	1,242,973
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 1/15/24 @ 100 (a)	154,436	153,937
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 12/10/25 @ 100	1,500,000	1,350,680
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,446,758	1,275,338
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 7/15/22 @ 100 (a)	371,764	371,771
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 9/15/23 @ 100 (a)	1,631,374	1,626,553
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 5/15/26 @ 100 (a)	1,200,000	1,149,404
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 9/15/23 @ 100 (a)	823,000	810,105
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 6/15/23 @ 100 (a)	1,000,000	991,925
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	960,183

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	$301,961	$298,417
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	285,593	285,234
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	1,000,000	858,763
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,125,000	988,652
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 8/20/25 @ 100 (a)	2,000,000	1,990,360
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,249,394
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 12/15/23 @ 100	1,500,000	1,491,600
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 9/15/22 @ 100 (a)	40,531	40,537
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 5/15/25 @ 100 (a)	2,000,000	1,917,875
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 2/15/24 @ 100 (a)	1,187,000	1,126,697
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 2/15/24 @ 100 (a)	877,000	857,012
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 7/20/23 @ 100 (a)	820,000	801,956
Enterprise Fleet Financing LLC, Series 22-1, Class A3, 3.27%, 1/20/28, Callable 7/20/25 @ 100 (a)	1,000,000	977,931
Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.05%, 5/15/26, Callable 9/15/24 @ 100	1,000,000	968,597
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	479,991
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	750,000	754,273
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 7/15/23 @ 100 (a)	1,500,000	1,493,395
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	1,153,846	1,011,801
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 4/15/24 @ 100 (a)	1,000,000	1,008,464
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,410,025
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 10/15/23 @ 100 (a)	1,406,000	1,382,492
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 11/15/24 @ 100 (a)	1,200,000	1,147,485
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 2/15/24 @ 100 (a)	588,499	587,584
GM Financial Consumer Automobile Receivables Trust, Series 19-4, Class A4, 1.76%, 1/16/25, Callable 6/16/23 @ 100	345,000	341,603
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 3/16/23 @ 100	2,000,000	1,983,437

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 12/16/23 @ 100	$750,000	$731,486
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 9/16/23 @ 100	1,000,000	983,621
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	885,194
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,234,733
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 2/20/23 @ 100 (a)	1,000,000	987,851
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 1/20/25 @ 100 (a)	2,000,000	1,882,345
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 12/20/23 @ 100 (a)	1,500,000	1,408,605
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	127,146	127,047
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	369,713	369,241
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 12/15/24 @ 100	1,271,000	1,186,522
Hyundai Auto Receivables Trust, Series 2021-C, Class B, 1.49%, 12/15/27, Callable 12/15/25 @ 100	2,000,000	1,857,495
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 8/15/23 @ 100	2,000,000	1,949,808
John Deere Owner Trust, Series 22-A, Class A4, 2.49%, 1/16/29, Callable 9/15/25 @ 100	1,000,000	968,143
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 1/25/25 @ 100 (a)	526,264	511,138
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (a)	494,974	481,336
Kubota Credit Owner Trust, Series 22-1A, Class A4, 2.78%, 2/15/28, Callable 1/15/26 @ 100 (a)	2,000,000	1,929,450
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	425,198
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 7/15/24 @ 100 (a)	1,243,493	1,211,170
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	625,000	587,851
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	505,493
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24 (a)	186,041	185,892
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	1,500,000	1,473,340
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 9/20/26 @ 100 (a)	726,972	673,359
Navient Student Loan Trust, Series 2018-2A, Class B, 2.77% (LIBOR01M+115bps), 3/25/67, Callable 2/25/34 @ 100 (a) (b)	1,000,000	962,996
Navient Student Loan Trust, Series 2015-2, Class B, 3.12% (LIBOR01M+150bps), 8/25/50, Callable 8/25/30 @ 100 (b)	3,000,000	2,968,848
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 4/25/35 @ 100 (a)	3,014,469	2,744,537
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,807,000	1,575,908

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$839,167	$753,473
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	469,151
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 5/10/25 @ 100 (a)	1,500,000	1,372,800
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	965,829
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 4/15/25 @ 100 (a)	1,000,000	911,337
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 6/15/23 @ 100 (a)	929,000	920,276
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 10/15/22 @ 100 (a)	1,000,000	1,000,953
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,098,743	987,279
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	960,764
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 4/15/25 @ 100 (a)	952,583	939,722
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 2/15/25 @ 100 (a)	1,673,144	1,630,416
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 4/15/24 @ 100 (a)	1,000,000	1,004,625
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 6/15/26 @ 100	1,062,000	1,055,654
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	852,009	838,541
SLM Student Loan Trust, Series 2006-10, Class B, 1.40% (LIBOR03M+22bps), 3/25/44, Callable 10/25/32 @ 100 (b)	189,927	178,901
SLM Student Loan Trust, Series 2007-1, Class B, 1.40% (LIBOR03M+22bps), 1/27/42, Callable 10/25/29 @ 100 (b)	301,597	284,234
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,002,612
Tesla Auto Lease Trust, Series 2019-A, Class E, 5.48%, 5/22/23, Callable 11/20/22 @ 100 (a)	825,000	828,798
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a) (c)	2,000,000	1,814,134
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100 (a)	2,000,000	1,981,740
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	1,280,000	1,268,970
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	2,000,000	1,853,214
Trillium Credit Card Trust II, Series 2021-1A, Class A, 1.53%, 10/26/29 (a)	2,000,000	1,851,439
VB-S1 Issuer LLC-VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	938,979
Volvo Financial Equipment LLC, Series 20-1A, Class A3, 0.51%, 10/15/24, Callable 6/15/24 @ 100 (a)	1,538,808	1,507,451
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,392,863	1,227,343
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,000,000	996,678

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 7/15/25 @ 100 (a)	$1,071,000	$1,069,168
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 1/15/25 @ 100 (a)	1,000,000	947,497
Total Asset-Backed Securities (Cost $118,504,893)		112,991,089
Collateralized Mortgage Obligations (3.4%)
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.40%, 2/15/55, Callable 1/15/32 @ 100 (a) (c)	2,000,000	1,838,421
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (a) (c)	1,000,000	876,157
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (b)	500,000	461,627
BBCMS Mortgage Trust, Series 2020-BID, Class B, 3.86% (LIBOR01M+254bps), 10/15/37 (a) (b)	1,750,000	1,715,409
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 5/15/32 @ 100 (c)	540,540	536,232
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	898,739
BPR Trust, Series 2022-OANA, Class B, 3.73% (TSFR1M+245bps), 4/15/37 (a) (b)	2,000,000	1,983,951
BPR Trust, Series 2021-TY, Class A, 2.37% (LIBOR01M+105bps), 9/15/38 (a) (b)	865,000	828,498
BPR Trust, Series 2022-OANA, Class D, 4.97% (TSFR1M+370bps), 4/15/37 (a) (b)	1,000,000	963,475
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 3.89% (TSFR1M+314bps), 6/15/27 (a) (b)	1,500,000	1,473,695
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 2.40% (LIBOR01M+108bps), 10/15/36 (a) (b)	218,450	215,038
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.77% (LIBOR01M+145bps), 10/15/36 (a) (b)	1,015,750	995,388
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	827,643
BXP Trust, Series 2021-601L, Class C, 2.87%, 1/15/44 (a) (c)	1,500,000	1,114,256
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	473,320
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	488,375
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	1,751,038
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 11/15/29 @ 100	732,000	673,538
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.44%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	828,196
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 5/10/25 @ 100 (c)	1,750,000	1,709,756
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 10/10/25 @ 100 (c)	250,000	242,223
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,236,020

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	$1,000,000	$970,354
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	250,000	233,703
Extended Stay America Trust, Series 2021-ESH, Class B, 2.71% (LIBOR01M+138bps), 7/15/38 (a) (b)	773,020	748,258
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	996,347
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	950,346
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 3.04%, 12/10/41 (a) (c)	535,000	477,992
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 7/10/39 (a) (c)	595,000	511,314
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	2,000,000	1,759,498
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.15%, 1/5/40 (a) (c)	1,000,000	844,724
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (c)	2,300,000	2,281,261
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	750,000	662,495
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 2.12% (LIBOR01M+80bps), 4/15/38 (a) (b)	2,290,000	2,214,482
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43, Callable 5/9/31 @ 100 (a)	1,000,000	812,886
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a) (d)	800,000	680,897
SMRT, Series 2022-MINI, Class B, 2.63% (TSFR1M+135bps), 1/15/39 (a) (b)	1,500,000	1,437,380
SREIT Trust, Series 2021-MFP2, Class B, 2.50% (LIBOR01M+117bps), 11/15/36 (a) (b)	1,500,000	1,425,198
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	822,489
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 8/17/36 (a) (c)	250,000	242,274
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	1,939,500	1,921,897
Total Collateralized Mortgage Obligations (Cost $45,914,769)		42,124,790
Corporate Bonds (34.4%)
Communication Services (1.8%):
AT&T, Inc. 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	985,500
3.10%, 2/1/43, Callable 8/1/42 @ 100 (e)	2,000,000	1,488,160
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25 (a)	1,000,000	746,220
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	460,330
2.25%, 1/15/29, Callable 11/15/28 @ 100	2,000,000	1,645,920
2.30%, 2/1/32, Callable 11/1/31 @ 100 (d)	2,500,000	1,894,200
4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	671,887

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Comcast Corp. 3.55%, 5/1/28, Callable 2/1/28 @ 100	$750,000	$727,448
2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	1,250,000	893,925
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	981,910
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (a) (e)	469,000	430,420
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	619,807
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	933,630
2.25%, 11/15/31, Callable 8/15/31 @ 100	4,500,000	3,654,855
Verizon Communications, Inc. 2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,332,300
1.75%, 1/20/31, Callable 10/20/30 @ 100	4,000,000	3,212,520
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	918,930
		21,597,962
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	2,000,000	1,716,080
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000,000	2,305,200
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	485,140
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,110,870
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (d)	500,000	504,100
Daimler Finance North America LLC 3.70%, 5/4/23 (a)	1,000,000	999,700
3.45%, 1/6/27 (a)	1,000,000	965,140
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	1,050,000	904,292
General Motors Financial Co., Inc., 4.30%, 4/6/29, Callable 2/6/29 @ 100	1,500,000	1,382,055
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	1,000,000	898,540
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	1,000,000	828,080
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/29, Callable 1/24/29 @ 100 (a)	1,500,000	1,402,185
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 (d)	2,000,000	1,836,520
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (e)	1,500,000	1,298,325
Magallanes, Inc. 4.05%, 3/15/29, Callable 1/15/29 @ 100 (a)	2,000,000	1,833,540
4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	1,000,000	893,390
Marriott International, Inc. 2.85%, 4/15/31, Callable 1/15/31 @ 100 (d)	2,000,000	1,659,100
3.50%, 10/15/32, Callable 7/15/32 @ 100 (d)	1,000,000	862,070
Murphy Oil USA, Inc. 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	903,070
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a) (d)	235,000	200,392
Newell Brands, Inc., 4.45%, 4/1/26, Callable 1/1/26 @ 100	500,000	476,035
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (e)	750,000	569,527
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	1,608,980
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	482,390
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	1,300,000	1,045,395
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	2,000,000	1,680,240
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	1,200,000	952,536
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	1,400,000	945,784

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	$1,000,000	$785,220
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	2,000,000	1,750,020
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100 (a)	1,500,000	1,460,565
		34,744,481
Consumer Staples (2.1%):
7-Eleven, Inc., 1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	1,500,000	1,171,410
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 (d)	1,500,000	1,129,650
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	984,830
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/30, Callable 3/1/30 @ 100	1,500,000	1,405,620
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	457,415
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	507,840
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	895,740
3.75%, 7/15/42 (d)	750,000	610,957
BAT Capital Corp. 2.73%, 3/25/31, Callable 12/25/30 @ 100 (d)	1,000,000	787,650
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	993,400
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	2,000,000	1,649,660
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	1,000,000	833,610
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	843,700
Constellation Brands, Inc. 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	720,398
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,433,951
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	943,020
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100 (a)	1,500,000	1,304,400
Keurig Dr Pepper, Inc. 3.95%, 4/15/29, Callable 2/15/29 @ 100	750,000	716,063
2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	821,940
4.50%, 4/15/52, Callable 10/15/51 @ 100	1,000,000	880,690
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,000,000	914,730
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	899,510
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	794,610
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	920,980
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	1,500,000	1,246,875
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,721,980
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	492,335
		26,082,964
Energy (2.1%):
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26, Callable 11/15/26 @ 100	1,312,000	1,205,676
Boardwalk Pipelines LP 4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,454,310
4.80%, 5/3/29, Callable 2/3/29 @ 100 (d)	500,000	485,275
Boardwalk Pipelines, LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100	1,000,000	848,180
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	850,080
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	933,492

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100 (a)	$1,333,000	$1,035,301
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	911,940
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 (d)	1,000,000	900,450
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	876,330
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	514,000	552,699
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,348,110
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	1,500,000	1,268,535
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,234,417
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	1,000,000	929,990
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	1,819,320
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a) (d)	2,500,000	2,360,175
MPLX LP 4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	481,675
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	711,300
4.80%, 2/15/29, Callable 11/15/28 @ 100 (d)	250,000	246,138
Murphy Oil Corp. 6.88%, 8/15/24, Callable 8/8/22 @ 101.72	410,000	410,135
5.75%, 8/15/25, Callable 8/8/22 @ 102.88	500,000	495,425
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	400,275
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100 (d)	1,500,000	1,224,825
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,011,826
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	1,000,000	855,280
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88	500,000	512,015
		26,363,174
Financials (8.7%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100 (d)	1,500,000	1,403,685
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (b)	1,500,000	1,499,355
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	902,720
American National Group, Inc., 6.14%, 6/13/32, Callable 3/13/32 @ 100 (a)	750,000	744,405
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (a)	1,000,000	834,910
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	780,520
Athene Global Funding 1.45%, 1/8/26 (a)	1,000,000	891,620
2.72%, 1/7/29 (a)	1,000,000	851,950
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100 (d)	1,000,000	846,290
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	966,030
Bank of America Corp. 1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	500,000	465,285
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,348,455
3.71% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	952,620
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b) (d)	2,750,000	2,269,135
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	801,290

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	$1,290,000	$1,075,899
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a) (d)	1,000,000	768,970
BMW US Capital LLC 1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)	1,000,000	895,340
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	976,670
3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)	1,500,000	1,410,615
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	1,000,000	910,390
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	625,000	613,975
Capital One Financial Corp. 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	956,790
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b) (d)	1,000,000	761,360
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100 (b)	2,000,000	1,621,520
Citizens Financial Group, Inc. 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,681,640
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (b)	1,000,000	983,270
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	978,000	806,889
Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100 (a)	750,000	692,048
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 7/18/22 @ 103.31	500,000	469,600
F&G Global Funding, 2.00%, 9/20/28 (a)	2,000,000	1,691,000
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (a)	1,750,000	1,613,518
Fifth Third Bancorp 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	485,820
4.34% (SOFR+268bps), 4/25/33, Callable 4/25/32 @ 100 (b)	1,739,000	1,654,328
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	2,275,000	1,741,786
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	951,980
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	2,000,000	2,041,600
Ford Motor Credit Co. LLC 4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	914,300
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	448,040
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	981,920
GA Global Funding Trust 1.63%, 1/15/26 (a)	250,000	225,132
1.95%, 9/15/28 (a)	1,000,000	849,010
Glencore Funding LLC 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	407,565
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	825,480
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,563,682
Guardian Life Global Funding, 1.25%, 5/13/26 (a)	2,000,000	1,804,520
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	1,000,000	775,450
Hyundai Capital America 3.40%, 6/20/24 (a)	500,000	491,905
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	474,990
ILFC E-Capital Trust I, 4.85%, 12/21/65, Callable 8/8/22 @ 100 (a)	500,000	370,920
JPMorgan Chase & Co. 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	2,500,000	2,131,150
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100 (b)	3,333,000	2,662,267

See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
JPMorgan Chase Co., 2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100 (b)	$500,000	$463,265
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,413,960
KeyCorp, 2.25%, 4/6/27, MTN	500,000	449,625
KeyCorp., 4.79% (SOFR+273bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b)	757,000	746,296
Level 3 Financing, Inc. 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,161,570
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,500,000	1,250,940
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	478,380
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	2,000,000	1,819,100
Main Street Capital Corp. 4.50%, 12/1/22	500,000	501,130
3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	874,560
MassMutual Global Funding II, 1.20%, 7/16/26 (a)	1,500,000	1,346,460
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	978,950
Metropolitan Life Global Funding I 3.30%, 3/21/29 (a)	1,000,000	935,880
2.40%, 1/11/32 (a)	2,000,000	1,683,100
Morgan Stanley 2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	3,000,000	2,484,120
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b) (d)	1,250,000	961,162
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	1,250,000	1,262,775
New York Life Global Funding, 1.85%, 8/1/31 (a)	1,500,000	1,218,360
OWL Rock Core Income Corp. 5.50%, 3/21/25 (a)	500,000	479,790
3.13%, 9/23/26, Callable 8/23/26 @ 100 (a)	250,000	215,647
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	1,125,000	1,029,330
Pacific Life Global Funding II, 1.38%, 4/14/26 (a)	2,000,000	1,806,220
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	482,440
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	1,500,000	1,261,725
Principal Life Global Funding II, 1.25%, 8/16/26 (a)	2,000,000	1,768,180
Protective Life Global Funding, 1.90%, 7/6/28 (a)	2,000,000	1,727,540
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	861,570
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 (d)	4,000,000	3,401,640
Santander Holdings USA, Inc. 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	249,612
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	722,047
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	2,250,000	1,865,812
Synchrony Financial 4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	485,855
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	468,255
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	500,000	484,345
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	483,235
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	989,800
See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	$1,000,000	$914,820
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	249,943
The Bank of New York Mellon Corp. 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b) (f)	1,000,000	821,550
3.99% (SOFR+284bps), 6/13/28, Callable 6/13/27 @ 100, MTN (b)	1,000,000	989,430
The PNC Financial Services Group, Inc. 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,304,670
4.63% (SOFR+278bps), 6/6/33, Callable 6/6/32 @ 100 (b)	500,000	483,430
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	492,260
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	879,281
Truist Financial Corp., 4.25%, 9/30/24	750,000	750,465
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	354,458
US BanCorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100 (b)	1,500,000	1,224,600
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	1,172,000	902,499
Webster Financial Corp. 4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	988,330
4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	473,675
Wells Fargo & Co. 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	703,095
3.00%, 10/23/26	1,000,000	944,200
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	873,050
		107,452,041
Health Care (3.3%):
AbbVie, Inc. 3.20%, 11/21/29, Callable 8/21/29 @ 100 (d)	2,000,000	1,838,860
4.25%, 11/21/49, Callable 5/21/49 @ 100 (d)	500,000	443,185
Amgen, Inc. 3.00%, 1/15/52, Callable 7/15/51 @ 100	1,250,000	889,288
4.20%, 2/22/52, Callable 8/22/51 @ 100	1,250,000	1,096,700
Anthem, Inc. 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	291,107
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,728,400
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (a) (d)	1,750,000	1,476,072
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	1,250,000	1,181,262
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	1,750,000	1,434,930
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	472,535
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	500,850
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,500,000	1,197,510
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,689,040
CVS Health Corp. 3.25%, 8/15/29, Callable 5/15/29 @ 100 (d)	500,000	456,650
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	802,570
2.13%, 9/15/31, Callable 6/15/31 @ 100	2,000,000	1,619,880
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	4,000,000	3,378,240
Duke University Health System, Inc., 2.60%, 6/1/30	2,000,000	1,738,160
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	335,000	318,676
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	2,500,000	1,953,250

See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	$1,000,000	$861,250
HCA, Inc. 4.50%, 2/15/27, Callable 8/15/26 @ 100	1,250,000	1,202,813
4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	750,000	595,193
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	1,625,640
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	942,840
Orlando Health Obligated Group 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	478,045
2.89%, 10/1/35	1,000,000	836,250
PerkinElmer, Inc. 2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,221,615
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	395,365
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,217,887
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	1,500,000	1,329,750
Royalty Pharma PLC 2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,614,080
2.15%, 9/2/31, Callable 6/2/31 @ 100	1,500,000	1,171,095
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	830,520
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (a)	1,000,000	774,210
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	1,000,000	855,460
		40,459,178
Industrials (3.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,250,000	1,782,968
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	780,250
American Airlines Pass Through Trust 3.70%, 10/1/26	300,146	251,387
3.85%, 2/15/28	405,241	342,197
3.60%, 10/15/29	391,755	327,088
Arconic, Inc., 5.90%, 2/1/27	250,000	247,752
Ashtead Capital, Inc. 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,275,746
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	510,235
British Airways Pass Through Trust 3.35%, 6/15/29 (a)	391,846	342,179
3.80%, 9/20/31 (a)	568,235	529,720
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19 (a)	500,000	448,195
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	840,010
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	2,250,000	1,767,127
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	907,490
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	2,091,000	1,757,632
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a)	1,250,000	1,179,800
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,116,012
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (e)	1,000,000	874,050
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	1,250,000	1,106,775
GXO Logistics, Inc., 2.65%, 7/15/31 (a)	2,000,000	1,555,000
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	98,086	82,328

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Hillenbrand, Inc. 5.00%, 9/15/26, Callable 7/15/26 @ 100 (d)	$1,000,000	$945,750
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	284,900
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	1,500,000	1,242,255
Hubbell, Inc. 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	959,330
2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,258,170
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 (a)	1,500,000	1,276,920
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	434,905
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	472,455
JetBlue Pass Through Trust, 2.95%, 5/15/28	217,225	181,100
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,030,545
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,187,220
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	475,010
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	775,390
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	990,590
1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	889,590
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 (g)	2,000,000	2,001,240
Quanta Services, Inc. 2.90%, 10/1/30, Callable 7/1/30 @ 100	1,500,000	1,235,100
2.35%, 1/15/32, Callable 10/15/31 @ 100	250,000	192,655
Ryder System, Inc. 3.40%, 3/1/23, Callable 2/1/23 @ 100, MTN	1,000,000	997,080
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	2,000,000	1,855,480
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	807,088
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	1,672,580
The Boeing Co. 2.20%, 2/4/26, Callable 2/4/23 @ 100 (d)	1,333,000	1,202,993
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,345,290
3.63%, 2/1/31, Callable 11/1/30 @ 100 (d)	2,750,000	2,380,070
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	934,240
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	1,200,000	1,087,236
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	786,010
United Airlines Pass Through Trust 4.88%, 1/15/26	284,690	269,411
3.70%, 3/1/30	416,948	352,876
		47,547,420
Information Technology (2.7%):
Amphenol Corp. 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	490,685
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	920,340
Broadcom, Inc. 4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)	500,000	464,210
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	2,010,125
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	1,653,340
4.93%, 5/15/37, Callable 2/15/37 @ 100 (a)	500,000	449,095

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Dell International LLC/EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	$500,000	$357,270
Dell, Inc., 5.40%, 9/10/40 (d)	2,000,000	1,754,520
Global Payments, Inc., 2.90%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,227,720
HP, Inc. 4.00%, 4/15/29, Callable 2/15/29 @ 100	1,500,000	1,403,910
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,203,870
Jabil, Inc. 4.25%, 5/15/27, Callable 4/15/27 @ 100	1,000,000	970,360
3.00%, 1/15/31, Callable 10/15/30 @ 100	1,474,000	1,231,586
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	1,050,000	916,062
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	2,250,000	1,796,737
Microsoft Corp. 3.45%, 8/8/36, Callable 2/8/36 @ 100	2,000,000	1,888,600
2.53%, 6/1/50, Callable 12/1/49 @ 100	750,000	552,158
Motorola Solutions, Inc. 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	809,640
5.60%, 6/1/32, Callable 3/1/32 @ 100	1,000,000	1,008,120
Oracle Corp. 2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	853,600
2.88%, 3/25/31, Callable 12/25/30 @ 100	750,000	617,955
3.60%, 4/1/50, Callable 10/1/49 @ 100	1,000,000	697,920
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	3,909,000	3,090,807
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	977,748
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	3,400,000	2,922,504
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	1,500,000	1,149,135
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	1,500,000	1,405,920
		32,823,937
Materials (2.2%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	1,500,000	1,476,645
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	1,352,000	1,200,373
Avery Dennison Corp. 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	668,344
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,179,450
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,211,895
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	1,500,000	1,460,685
Berry Global, Inc., 4.88%, 7/15/26, Callable 8/8/22 @ 102.44 (a) (d)	1,000,000	954,940
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	1,000,000	908,910
Commercial Metals Co. 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	802,350
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	500,000	412,075
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (d)	1,500,000	1,183,485
Ecolab, Inc. 1.65%, 2/1/27, Callable 1/1/27 @ 100	700,000	640,199
2.70%, 12/15/51, Callable 6/15/51 @ 100	1,250,000	893,050
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	2,000,000	1,877,740
LYB International Finance III LLC 2.25%, 10/1/30, Callable 7/1/30 @ 100 (e)	500,000	412,285
3.38%, 10/1/40, Callable 4/1/40 @ 100	500,000	383,060

See notes to financial statements.

41

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Martin Marietta Materials, Inc. 3.50%, 12/15/27, Callable 9/15/27 @ 100	$625,000	$590,606
2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	816,920
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	1,250,000	1,029,538
Nucor Corp., 4.30%, 5/23/27, Callable 4/23/27 @ 100	2,000,000	1,992,240
Packaging Corp. of America 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	480,680
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,875,000	1,326,656
Reliance Steel & Aluminum Co. 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	501,455
2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	809,860
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	977,680
Vulcan Materials Co. 3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	491,940
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	901,240
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (d)	1,500,000	1,263,795
		26,848,096
Real Estate (1.8%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	2,750,000	2,172,033
AvalonBay Communities, Inc. 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	707,565
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	863,480
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 (d)	2,250,000	1,784,452
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	500,000	403,125
Crown Castle International Corp. 2.90%, 3/15/27, Callable 2/15/27 @ 100	500,000	462,650
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,217,325
2.90%, 4/1/41, Callable 10/1/40 @ 100	1,750,000	1,267,263
Essex Portfolio LP 1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,287,165
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,241,130
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	866,900
3.25%, 1/15/32, Callable 10/15/31 @ 100	933,000	749,143
Host Hotels & Resorts LP 3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	422,260
3.50%, 9/15/30, Callable 6/15/30 @ 100	1,017,000	867,704
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	476,395
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	481,705
3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	1,304,580
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	2,000,000	1,551,120
Physicians Realty LP 4.30%, 3/15/27, Callable 12/15/26 @ 100	750,000	734,970
2.63%, 11/1/31, Callable 8/1/31 @ 100	1,000,000	806,640
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	2,000,000	1,887,000
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	484,125
		22,038,730

See notes to financial statements.

42

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Utilities (3.1%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	$1,500,000	$1,156,440
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	2,000,000	1,499,480
Ameren Corp. 1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,206,170
3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	916,380
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	939,620
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,291,695
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,279,215
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	892,480
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,235,085
DTE Electric Co. 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	875,390
3.00%, 3/1/32, Callable 12/1/31 @ 100	1,000,000	904,690
3.65%, 3/1/52, Callable 9/1/51 @ 100 (e)	500,000	432,530
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	750,000	665,422
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	2,500,000	2,078,475
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	1,200,000	986,256
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,716,840
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	950,270
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100	1,000,000	750,000
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,525,000	1,416,420
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	500,000	440,640
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	974,430
NextEra Energy Capital Holdings, Inc. 1.51% (SOFR+40bps), 11/3/23, Callable 8/8/22 @ 100 (b)	1,500,000	1,481,220
2.44%, 1/15/32, Callable 10/15/31 @ 100	2,000,000	1,665,640
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a) (d)	1,000,000	894,700
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 (a)	938,000	804,748
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100 (a)	1,500,000	1,085,670
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,670,380
Public Service Electric & Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN	2,000,000	1,666,080
Rayburn Country Securitization LLC, 2.31%, 12/1/30 (a)	1,000,000	927,420
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	870,450
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	788,700
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	750,000	553,380
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	804,360
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	493,505
The Southern Co., 5.11%, 8/1/27	600,000	605,886
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	448,630
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	1,250,000	907,550
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	414,095
		38,690,342
Total Corporate Bonds (Cost $488,371,705)		424,648,325

See notes to financial statements.

43

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Yankee Dollars (8.1%)
Communication Services (0.4%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	$1,000,000	$887,780
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 (a)	4,000,000	3,663,280
		4,551,060
Consumer Discretionary (0.3%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	1,000,000	881,550
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	1,500,000	1,201,440
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	1,000,000	905,640
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	1,269,000	881,067
		3,869,697
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	574,414
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	559,935
Bacardi Ltd. 4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,488,600
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	461,310
4.70%, 5/15/28, Callable 2/15/28 @ 100 (a) (d)	500,000	494,350
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	1,750,000	1,440,547
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	898,020
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100 (a)	750,000	640,718
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100 (a)	3,000,000	2,329,080
		8,886,974
Energy (0.2%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	674,002
Korea National Oil Corp., 2.63%, 4/18/32 (a)	1,500,000	1,288,185
Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100 (a)	500,000	381,210
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 8/8/22 @ 101.47 (a)	303,199	281,023
		2,624,420
Financials (4.7%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	493,675
Banco Santander SA 4.18% (H15T1Y+200bps), 3/24/28, Callable 3/24/27 @ 100 (b)	1,000,000	955,660
4.38%, 4/12/28	600,000	577,290
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100 (b)	1,500,000	1,226,910
Bank of New Zealand 1.00%, 3/3/26 (a)	1,600,000	1,433,440
2.87%, 1/27/32 (a)	750,000	662,130
Barclays PLC 3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	492,285
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	2,000,000	1,774,420
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	1,000,000	1,000,120

See notes to financial statements.

44

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
BP Capital Markets PLC 4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b) (f)	$750,000	$656,250
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (d) (f)	1,500,000	1,416,375
BPCE SA 4.00%, 9/12/23 (a)	500,000	499,285
3.25%, 1/11/28 (a)	1,000,000	928,660
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	847,500
Commonwealth Bank of Australia 2.69%, 3/11/31 (a)	1,000,000	815,200
3.78%, 3/14/32 (a)	2,000,000	1,763,800
Cooperatieve Rabobank UA 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a) (b)	2,000,000	1,766,640
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	587,191
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,218,475
Credit Suisse Group AG, 1.31% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a) (b)	1,000,000	860,520
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	484,670
Deutsche Bank AG 1.69%, 3/19/26	1,500,000	1,345,455
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	2,000,000	1,478,660
Enel Finance International NV, 1.88%, 7/12/28, Callable 5/12/28 @ 100 (a)	2,000,000	1,682,360
HSBC Holdings PLC 3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	493,055
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	1,000,000	839,890
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100 (b)	2,000,000	1,666,240
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	500,000	346,085
Lloyds Banking Group PLC 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	249,132
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	889,400
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	234,090
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	1,250,000	1,003,000
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100 (a) (b)	1,000,000	956,990
Mizuho Financial Group, Inc. 2.56%, 9/13/31	1,000,000	800,000
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,192,605
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a) (b)	1,500,000	1,361,385
Nationwide Building Society 4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a) (b)	750,000	750,855
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a) (b)	250,000	239,565
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a) (b)	500,000	465,860
Nomura Holdings, Inc., 5.61%, 7/6/29(g)	1,500,000	1,501,019
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (a) (d)	1,500,000	1,232,790
Royal Bank of Scotland Group PLC 4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	989,530
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	489,735
4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	944,470

See notes to financial statements.

45

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	$2,000,000	$1,664,560
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	1,500,000	1,160,775
Siemens Financieringsmaatschappij NV 1.70%, 3/11/28 (a)	1,000,000	877,330
2.15%, 3/11/31 (a)	1,000,000	847,680
Societe Generale SA 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	500,000	441,020
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a) (b)	1,000,000	818,850
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a) (b)	1,000,000	956,240
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	500,000	470,650
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	1,500,000	1,213,395
Swedbank AB, 0.85%, 3/18/24 (a)	1,500,000	1,426,785
The Bank of Nova Scotia 4.50%, 12/16/25	500,000	500,615
1.30%, 9/15/26	1,500,000	1,331,070
2.45%, 2/2/32	1,000,000	830,380
The Toronto-Dominion Bank, 2.00%, 9/10/31	1,500,000	1,219,830
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	963,120
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	802,480
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	1,000,000	806,100
		57,943,547
Health Care (0.4%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	758,000	692,683
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,500,000	2,774,450
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,688,320
		5,155,453
Industrials (0.8%):
Air Canada Pass Through Trust, 4.13%, 5/15/25 (a)	1,785,578	1,619,394
Aircastle Ltd. 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	494,885
4.25%, 6/15/26, Callable 4/15/26 @ 100 (d)	1,000,000	921,130
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	685,823
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	833,000	714,656
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,359,840
Ferguson Finance PLC 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,800,000	1,557,270
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	750,000	705,480
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100 (a)	1,000,000	909,800
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	243,963
		9,212,241
Information Technology (0.1%):
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100	533,000	470,570

See notes to financial statements.

46

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Materials (0.3%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	$1,000,000	$953,960
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	851,620
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	2,500,000	2,167,300
		3,972,880
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	3,233,000	2,753,255
Technology (0.0%): (h)
NXP BV/NXP Funding LLC/NXP USA,Inc., 4.40%, 6/1/27, Callable 5/1/27 @ 100	333,000	329,254
Total Yankee Dollars (Cost $114,213,111)		99,769,351
Municipal Bonds (2.7%)
Arizona (0.1%):
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	837,312
California (0.2%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	1,000,000	885,708
City of El Cajon Revenue Series A, 1.70%, 4/1/27	620,000	557,429
Series A, 1.90%, 4/1/28	500,000	442,478
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	476,023
		2,361,638
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,300,296
Connecticut (0.0%): (h)
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	490,678
Florida (0.3%):
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	1,500,000	1,195,071
Florida Development Finance Corp. Revenue, Series A, 3.22%, 2/1/32, Continuously Callable @100	1,020,000	898,100
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,413,299
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	707,897
		4,214,367
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,216,060
Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	820,781

See notes to financial statements.

47

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Illinois (0.0%): (h)
Illinois Finance Authority Revenue, 3.55%, 8/15/29	$500,000	$477,593
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 1.55%, 2/1/27	700,000	632,164
Series A, 4.48%, 8/1/39	835,000	853,287
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	429,500
		1,914,951
Michigan (0.1%):
Michigan Finance Authority Revenue 2.47%, 12/1/25	1,000,000	956,447
3.08%, 12/1/34	1,000,000	885,320
		1,841,767
New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	960,553
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	830,524
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	348,106
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	810,417
		2,949,600
New York (0.2%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,255,917
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	627,071
		1,882,988
Oklahoma (0.1%):
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	876,359
Pennsylvania (0.2%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	484,417
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	784,713
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,196,714
		2,465,844
Texas (0.6%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	671,347
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	535,020
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100	1,070,000	863,151
Harris County Cultural Education Facilities Finance Corp. Revenue 3.34%, 11/15/37	2,000,000	1,727,774
Series D, 2.28%, 7/1/34	370,000	296,181
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	934,315
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,095,419

See notes to financial statements.

48

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.63%, 9/1/26	$525,000	$473,028
1.82%, 9/1/27	700,000	617,798
Uptown Development Authority Tax Allocation Series B, 2.58%, 9/1/31	270,000	229,344
Series B, 2.78%, 9/1/33, Continuously Callable @100	500,000	418,989
		7,862,366
Virginia (0.1%):
Virginia Housing Development Authority Revenue Series J, 1.97%, 11/1/28	225,000	202,731
Series J, 2.27%, 11/1/31, Continuously Callable @100	225,000	198,255
Series J, 2.42%, 11/1/32, Continuously Callable @100	275,000	241,811
Series J, 2.47%, 11/1/33, Continuously Callable @100	270,000	235,013
Series J, 2.52%, 11/1/34, Continuously Callable @100	250,000	215,511
Series J, 2.57%, 11/1/35, Continuously Callable @100	300,000	256,280
		1,349,601
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	907,879
Total Municipal Bonds (Cost $38,184,968)		33,770,080
U.S. Government Agency Mortgages (7.1%)
Federal Home Loan Mortgage Corp. Series K028, Class A2, 3.11%, 2/25/23	978,396	975,364
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	990,703
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,493,075
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	85,202
Series K071, Class A2, 3.29%, 11/25/27	500,000	497,642
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	506,312
Series K087, Class A2, 3.77%, 12/25/28 (d)	500,000	509,397
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,253,524
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	961,358
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	1,887,110
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	944,621
Series KG02, Class A2, 2.41%, 8/25/29	909,000	843,892
Series K100, Class A2, 2.67%, 9/25/29	545,000	518,490
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	510,649
3.00%, 3/1/31 – 2/1/33	252,310	250,305
3.50%, 5/1/33 – 11/1/47	1,300,074	1,279,073
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	985,301
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	922,301
4.00%, 7/1/42 – 5/1/46	1,110,536	1,119,579
4.50%, 12/1/45	81,194	83,732
		16,617,630
Federal National Mortgage Association Series M4, Class A2, 3.16%, 3/25/28 (c)	453,035	446,920
Series 2019-M1, Class A2, 3.67%, 9/25/28 (c)	746,176	753,331
Series 2019-M12, Class A2, 2.89%, 6/25/29 (c)	1,000,000	968,093

See notes to financial statements.

49

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
2.50%, 11/1/34 (d)	$294,558	$283,645
4.00%, 12/1/41 – 6/1/52	28,774,169	28,435,428
3.50%, 9/1/45 – 2/1/50	4,299,695	4,199,083
4.50%, 8/1/47 – 6/1/52	24,931,431	25,069,451
3.50%, 9/1/49 (d)	350,268	340,402
3.00%, 2/1/50 – 2/1/52	2,484,873	2,327,434
2.00%, 11/1/51 – 12/1/51	3,321,520	2,888,169
5.00%, 6/1/52	2,990,249	3,058,364
		68,770,320
Government National Mortgage Association 3.00%, 10/20/51	2,777,863	2,630,899
Total U.S. Government Agency Mortgages (Cost $90,873,952)		88,018,849
U.S. Treasury Obligations (33.8%)
U.S. Treasury Bonds 4.38%, 2/15/38	750,000	872,930
3.50%, 2/15/39 (d)	2,770,000	2,892,486
4.38%, 11/15/39	1,000,000	1,154,687
1.13%, 5/15/40 (d)	1,000,000	696,094
1.38%, 11/15/40	5,000,000	3,600,000
1.88%, 2/15/41 (d)	9,000,000	7,057,969
1.75%, 8/15/41 (d)	21,000,000	15,969,844
2.00%, 11/15/41	4,000,000	3,176,250
2.75%, 8/15/47	500,000	447,109
2.75%, 11/15/47 (d)	500,000	447,812
3.00%, 2/15/48	3,500,000	3,297,656
3.38%, 11/15/48 (d)	2,012,000	2,044,381
1.38%, 8/15/50 (d)	7,000,000	4,606,875
1.63%, 11/15/50	3,000,000	2,109,375
1.88%, 2/15/51	3,000,000	2,250,469
2.00%, 8/15/51	2,000,000	1,545,937
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	572,380	577,416
U.S. Treasury Notes 2.00%, 10/31/22	400,000	399,766
0.13%, 8/31/23	5,000,000	4,838,672
0.13%, 10/15/23	2,500,000	2,410,449
0.25%, 11/15/23	7,000,000	6,743,789
0.13%, 1/15/24	10,000,000	9,572,266
0.25%, 6/15/24	10,000,000	9,481,641
0.38%, 7/15/24	7,000,000	6,639,609
0.38%, 8/15/24	10,000,000	9,459,375
0.38%, 9/15/24	5,000,000	4,717,969
1.50%, 10/31/24	3,000,000	2,898,047
1.00%, 12/15/24	30,000,000	28,565,625
2.25%, 12/31/24	5,000,000	4,906,641
1.13%, 1/15/25	4,000,000	3,814,063
2.75%, 2/28/25	850,000	843,758
2.63%, 4/15/25	8,000,000	7,913,125

See notes to financial statements.

50

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Principal Amount	Value
2.88%, 6/15/25	$5,000,000	$4,980,469
2.75%, 5/31/29	5,000,000	4,980,469
0.25%, 6/30/25 (d)	10,000,000	9,206,250
3.00%, 9/30/25	300,000	299,508
0.25%, 9/30/25	3,500,000	3,197,031
0.38%, 11/30/25 (d)	18,000,000	16,439,062
0.38%, 1/31/26 (d)	4,000,000	3,636,563
0.75%, 5/31/26	5,000,000	4,574,609
1.50%, 8/15/26	2,000,000	1,878,125
1.38%, 8/31/26	8,000,000	7,476,875
1.13%, 10/31/26	4,000,000	3,686,875
1.63%, 10/31/26	5,000,000	4,708,594
2.00%, 11/15/26	2,700,000	2,581,453
1.25%, 12/31/26	10,000,000	9,242,969
0.50%, 6/30/27	2,500,000	2,203,125
2.25%, 8/15/27	1,000,000	960,234
2.25%, 11/15/27	1,700,000	1,629,609
0.63%, 11/30/27	13,000,000	11,414,609
0.75%, 1/31/28	10,000,000	8,807,812
2.75%, 2/15/28 (d)	2,000,000	1,964,687
1.25%, 3/31/28	8,000,000	7,227,500
1.25%, 4/30/28	10,000,000	9,021,094
2.88%, 5/15/28	4,000,000	3,953,125
1.25%, 6/30/28	15,000,000	13,492,969
1.00%, 7/31/28	22,000,000	19,457,969
2.88%, 8/15/28	630,000	622,273
1.13%, 8/31/28	5,000,000	4,450,000
1.25%, 9/30/28	10,000,000	8,957,031
3.13%, 11/15/28 (d)	1,000,000	1,001,953
1.75%, 1/31/29	4,000,000	3,688,750
2.63%, 2/15/29	1,000,000	973,437
2.38%, 3/31/29	15,000,000	14,362,500
1.63%, 8/15/29 (d)	10,000,000	9,104,688
0.63%, 5/15/30 (d)	2,500,000	2,084,766
0.63%, 8/15/30 (d)	5,000,000	4,145,312
0.88%, 11/15/30	17,000,000	14,351,719
1.13%, 2/15/31	12,000,000	10,310,625
1.63%, 5/15/31 (d)	20,000,000	17,868,750
1.25%, 8/15/31 (d)	5,000,000	4,303,906
1.38%, 11/15/31	4,000,000	3,469,375
1.88%, 2/15/32	6,000,000	5,435,625
Total U.S. Treasury Obligations (Cost $455,794,006)		418,104,380
Commercial Papers (0.8%) (i)
Hannover Funding Co. LLC, 1.63%, 7/1/22 (a)	4,500,000	4,499,796
Hannover Funding Co. LLC, 1.65%, 7/5/22 (a)	5,000,000	4,998,853
Total Commercial Papers (Cost $9,498,989)		9,498,649

See notes to financial statements.

51

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Collateral for Securities Loaned (0.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (j)	127,328	$127,328
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (j)	63,543	63,543
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (j)	792,508	792,508
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (j)	506,671	506,671
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (j)	337,893	337,893
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (j)	2,278,093	2,278,093
Total Collateral for Securities Loaned (Cost $4,106,036)		4,106,036
Total Investments (Cost $1,365,462,429) — 99.7%		1,233,031,549
Other assets in excess of liabilities — 0.3%		3,176,090
NET ASSETS — 100.00%		$1,236,207,639

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $288,060,341 and amounted to 23.3% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2022.

(d)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(e)  All or a portion of this security is on loan.

(f)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(h)  Amount represents less than 0.05% of net assets.

(i)  Rate represents the effective yield at June 30, 2022.

(j)  Rate disclosed is the daily yield on June 30, 2022.

bps — Basis points

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2022.

IDA — Industrial Development Authority

See notes to financial statements.

52

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued June 30, 2022

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

TSFR1M — 1 month Term SOFR, rate disclosed as of June 30, 2022.

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of June 30, 2022.

USSW5 — USD 5 Year Swap Rate, rate disclosed as of June 30, 2022.

See notes to financial statements.

53

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Assets:
Investments, at value (Cost $374,259,586 and $1,365,462,429)	$358,403,434	$1,233,031,549	(a)
Cash	702,457	9,366,036
Deposit with broker for futures contracts	—	40,214
Receivables:
Interest and dividends	2,315,086	7,083,814
Investments sold	2,430,175	982,578
Prepaid expenses	2,253	7,287
Total Assets	363,853,405	1,250,511,478
Liabilities:
Payables:
Collateral received on loaned securities	—	4,106,036
Investments purchased	3,981,101	9,724,212
Accrued expenses and other payables:
Investment advisory fees	74,078	301,315
Administration fees	5,056	49,623
Custodian fees	3,995	11,187
Compliance fees	214	726
Trustees' fees	600	2,010
Other accrued expenses	51,426	108,730
Total Liabilities	4,116,470	14,303,839
Net Assets:
Capital	377,081,830	1,369,184,340
Total accumulated earnings/(loss)	(17,344,895)	(132,976,701)
Net Assets	$359,736,935	$1,236,207,639
Shares (unlimited shares authorized, with no par value):	7,350,000	26,200,000
Net asset value:	$48.94	$47.18

(a)  Includes $3,980,183 of securities on loan.

See notes to financial statements.

54

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Income:
Interest	$6,829,172	$24,400,652
Securities lending (net of fees)	1,443	16,162
Total Income	6,830,615	24,416,814
Expenses:
Investment advisory fees	844,725	3,440,008
Administration fees	182,941	620,976
Sub-Administration fees	19,943	24,911
Custodian fees	20,662	58,810
Servicing fees	15,029	15,024
Trustees' fees	20,052	62,660
Compliance fees	2,346	7,878
Legal and audit fees	30,743	69,645
Other expenses	65,768	132,228
Total Expenses	1,202,209	4,432,140
Expenses waived/reimbursed by Adviser	(107,121)	—
Net Expenses	1,095,088	4,432,140
Net Investment Income (Loss)	5,735,527	19,984,674
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,615,096)	(290,125)
Net change in unrealized appreciation/depreciation on investment securities	(18,669,472)	(155,730,262)
Net realized/unrealized gains (losses) on investments	(20,284,568)	(156,020,387)
Change in net assets resulting from operations	$(14,549,041)	$(136,035,713)

See notes to financial statements.

55

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA Core Short-Term Bond ETF		VictoryShares USAA Core Intermediate-Term Bond ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$5,735,527	$3,587,482	$19,984,674	$12,759,697
Net realized gains (losses)	(1,615,096)	1,090,676	(290,125)	3,145,663
Net change in unrealized appreciation/depreciation	(18,669,472)	1,492,704	(155,730,262)	(2,477,903)
Change in net assets resulting from operations	(14,549,041)	6,170,862	(136,035,713)	13,427,457
Change in net assets resulting from distributions to shareholders	(6,848,232)	(4,553,556)	(23,367,285)	(14,839,541)
Change in net assets resulting from capital transactions	108,838,303	165,678,281	501,277,517	444,955,757
Change in net assets	87,441,030	167,295,587	341,874,519	443,543,673
Net Assets:
Beginning of period	272,295,905	105,000,318	894,333,120	450,789,447
End of period	$359,736,935	$272,295,905	$1,236,207,639	$894,333,120
Capital Transactions:
Proceeds from shares issued	$123,658,260	$181,229,714	$501,277,517	$458,507,492
Cost of shares redeemed	(14,819,957)	(15,551,433)	—	(13,551,735)
Change in net assets resulting from capital transactions	$108,838,303	$165,678,281	$501,277,517	$444,955,757
Share Transactions:
Issued	2,400,000	3,500,000	9,550,000	8,500,000
Redeemed	(300,000)	(300,000)	—	(250,000)
Change in Shares	2,100,000	3,200,000	9,550,000	8,250,000

See notes to financial statements.

56

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57

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares USAA Core Short-Term Bond ETF
Year Ended June 30: 2022	$51.87	0.86	(2.78)	(1.92)	(0.84)	(0.17)
2021	$51.22	0.84	0.93	1.77	(0.90)	(0.22)
Ten Months Ended June 30, 2020 (h)	$50.65	1.10	0.48	1.58	(1.01)	—
Year Ended August 31, 2019	$49.50	1.37	1.13	2.50	(1.35)	—
October 24, 2017 (j) through August 31, 2018	$50.00	0.93	(0.59)	0.34	(0.84)	—
VictoryShares USAA Core Intermediate-Term Bond ETF
Year Ended June 30: 2022	$53.71	0.89	(6.37)	(5.48)	(0.92)	(0.13)
2021	$53.67	1.08	0.27	1.35	(1.11)	(0.20)
Ten Months Ended June 30, 2020 (h)	$52.48	1.21	1.12	2.33	(1.14)	—
Year Ended August 31, 2019	$48.61	1.62	3.81	5.43	(1.56)	—
October 24, 2017 (j) through August 31, 2018	$49.93	1.29	(1.46)	(0.17)	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Excludes impact of in-kind transactions.

(f)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.

(g)  Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See Note 5 in the Notes to Financial Statements).

(h)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(i)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

(j)  Commencement of operations.

(k)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher for the ten months ended June 30, 2020.

(l)  Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

58

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares USAA Core Short-Term Bond ETF
Year Ended June 30: 2022	(1.01)	$48.94	(3.73)%	0.32	%(f)	1.70%	0.36%	$359,737	67%
2021	(1.12)	$51.87	3.48%	0.34	%(g)	1.62%	0.37%	$272,296	80%
Ten Months Ended June 30, 2020 (h)	(1.01)	$51.22	3.17%	0.35%		2.62%	0.44%	$105,000	72	%(i)
Year Ended August 31, 2019	(1.35)	$50.65	5.11%	0.35%		2.75%	0.40%	$83,573	30%
October 24, 2017 (j) through August 31, 2018	(0.84)	$49.50	0.70%	0.35%		2.21%	0.40%	$61,872	22%
VictoryShares USAA Core Intermediate-Term Bond ETF
Year Ended June 30: 2022	(1.05)	$47.18	(10.35)%	0.39%		1.74%	0.39%	$1,236,208	24%
2021	(1.31)	$53.71	2.55%	0.37	%(g)	2.01%	0.41%	$894,333	16%
Ten Months Ended June 30, 2020 (h)	(1.14)	$53.67	4.52%	0.38	%(k)	2.80%	0.42%	$450,789	13%
Year Ended August 31, 2019	(1.56)	$52.48	11.37%	0.39%		3.27%	0.44%	$314,856	3	%(l)
October 24, 2017 (j) through August 31, 2018	(1.15)	$48.61	(0.33)%	0.40%		3.10%	0.45%	$150,703	10%

See notes to financial statements.

59

Victory Portfolios II	Notes to Financial Statements June 30, 2022

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA Core Short-Term Bond ETF	USAA Core Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF	USAA Core Intermediate-Term Bond ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares at net asset value ("NAV") only in aggregations of 50,000 shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

60

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA Core Short-Term Bond ETF	$100	2.00%
USAA Core Intermediate-Term Bond ETF	100	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
USAA Core Short-Term Bond ETF
Asset-Backed Securities	$—	$88,213,515	$—	$88,213,515
Collateralized Mortgage Obligations	—	23,211,112	—	23,211,112
Senior Secured Loans	—	4,810,116	—	4,810,116

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$140,820,983	$—	$140,820,983
Yankee Dollars	—	33,334,615	—	33,334,615
Municipal Bonds	—	47,027,107	—	47,027,107
U.S. Treasury Obligations	—	991,133	—	991,133
Commercial Papers	—	19,994,853	—	19,994,853
Total	$—	$358,403,434	$—	$358,403,434
USAA Core Intermediate-Term Bond ETF
Asset-Backed Securities	$—	$112,991,089	$—	$112,991,089
Collateralized Mortgage Obligations	—	42,124,790	—	42,124,790
Corporate Bonds	—	424,648,325	—	424,648,325
Yankee Dollars	—	99,769,351	—	99,769,351
Municipal Bonds	—	33,770,080	—	33,770,080
U.S. Government Agency Mortgages	—	88,018,849	—	88,018,849
U.S. Treasury Obligations	—	418,104,380	—	418,104,380
Commercial Papers	—	9,498,649	—	9,498,649
Collateral for Securities Loaned	4,106,036	—	—	4,106,036
Total	$4,106,036	$1,228,925,513	$—	$1,233,031,549

For the year ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities

62

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Below-Investment-Grade Securities:

Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Collateralized Loan Obligations ("CLOs"):

CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend

63

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as a component of Interest income on the Statements of Operations.

The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
USAA Core Intermediate-Term Bond ETF	$3,980,183	$—	$4,106,036

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the year ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended June 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
USAA Core Intermediate-Term Bond ETF	$19,298,531	$—	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2022, are included in the table below. There were no purchases and sales associated with in-kind transactions during the year ended June 30, 2022.

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
USAA Core Short-Term Bond ETF	$292,375,662	$178,981,402	$32,921,094	$31,603,047
USAA Core Intermediate-Term Bond ETF	422,388,670	87,710,387	357,284,878	177,213,825

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at www.vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

USAA Core Short-Term Bond ETF	Ownership %
USAA Cornerstone Aggressive Fund	1.4
USAA Cornerstone Conservative Fund	9.1
USAA Cornerstone Moderate Fund	4.6
USAA Cornerstone Moderately Aggressive Fund	13.2
USAA Cornerstone Moderately Conservative Fund	0.7
USAA Target Retirement 2030 Fund	11.4
USAA Target Retirement 2040 Fund	6.7
USAA Target Retirement Income Fund	6.0
USAA Core Intermediate-Term Bond ETF	Ownership %
USAA Cornerstone Aggressive Fund	2.1
USAA Cornerstone Conservative Fund	1.3
USAA Cornerstone Moderate Fund	24.4
USAA Cornerstone Moderately Aggressive Fund	42.8
USAA Cornerstone Moderately Conservative Fund	4.7

65

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA Core Short-Term Bond ETF	0.25%
USAA Core Intermediate-Term Bond ETF	0.30%

Amounts incurred and paid to VCM for the year ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion	$15 billion – $30 billion	Over $30 billion
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator, sub-fund accountant, and transfer agent to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC serves as the Funds' distributor.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2022
USAA Core Short-Term Bond ETF	0.35%
USAA Core Intermediate-Term Bond ETF	0.40%

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2023
USAA Core Short-Term Bond ETF	$41,935

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2022, the Adviser voluntarily waived the following amounts:

USAA Core Short-Term Bond ETF	$107,121

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Debt Securities or Bond Risk — The Funds are subject to the risk that the market value of the bonds in the Funds' portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration,

67

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

which is a measure of a bond's sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds' portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor's return.

High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds' values could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.

Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities ("MBS" or "ABS," respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking

68

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7.  Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from July 1, 2021, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month SOFR plus 1.10 percent. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
USAA Core Short-Term Bond ETF	Monthly	Monthly
USAA Core Intermediate-Term Bond ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within

69

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2022, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:

	Total Accumulated Earnings/(Loss)	Capital
USAA Core Intermediate-Term Bond ETF	$(1)	$1

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

	Year Ended June 30, 2022
	Distributions paid from:
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
USAA Core Short-Term Bond ETF	$6,045,684	$802,548	$6,848,232
USAA Core Intermediate-Term Bond ETF	20,527,607	2,839,678	23,367,285

	Year Ended June 30, 2021
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
USAA Core Short-Term Bond ETF	$4,110,866	$442,690	$4,553,556	$4,553,556
USAA Core Intermediate-Term Bond ETF	13,763,785	1,075,756	14,839,541	14,839,541

As of June 30, 2022, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Loss)
USAA Core Short-Term Bond ETF	$1,078,141	$1,078,141	$(2,112,458)	$(16,310,578)	$(17,344,895)
USAA Core Intermediate-Term Bond ETF	1,883,261	1,883,261	(2,427,421)	(132,432,541)	(132,976,701)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on as of trades.

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Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

At the tax year ended June 30, 2022, the Funds had no capital loss carryforward for federal income tax purposes.

As of June 30, 2022, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
USAA Core Short-Term Bond ETF	$374,714,012	$85,793	$(16,396,371)	$(16,310,578)
USAA Core Intermediate-Term Bond ETF	1,365,464,089	746,032	(133,178,572)	(132,432,540)

71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares USAA Core Short-Term Bond ETF and VictoryShares USAA Core Intermediate-Term Bond ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended June 30, 2022 and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended June 30, 2022 and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the period ended August 31, 2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022

72

Victory Portfolios II	Supplemental Information June 30, 2022

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, six portfolios in Victory Variable Insurance Funds, and 40 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds Trust and oversees 45 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.

Director, Carlyle Secured Lending, Inc. (formerly TCG BDC I, Inc.) (since 2012); Director, Carlyle Credit Solutions, Inc. (formerly TCG BDC II, Inc.) (since 2017); Trustee, Carlyle Secured Lending III (since 2021).

E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired.	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	None.

73

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, Born December 1944	Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard as its Audit Committee Financial Expert.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

74

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Officers:

The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015

Director of Mutual Fund Administration, the Adviser (since 2004); Chief Operating Officer, Victory Capital Services, Inc. (since 2020); Vice President, Victory Capital Transfer Agency, Inc. (since 2019).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Erin G. Wagner, Born February 1974	Secretary*	May 2015- April 2022	Associate General Counsel, the Adviser (2013-2022).
Thomas Dusenberry, Born July 1977	Secretary	May 2022

Manager, Fund Administration, the Adviser (since 2022); Treasurer and Principal Financial Officer (2020-2022), Assistant Treasurer (2019), Salient MF Trust, Salient Midstream, MLP Fund and Forward Funds; Principal Financial Officer (2018-2021) and Treasurer (2020-2021), Salient Private Access Funds and Endowment PMF Funds; Senior Vice President of Fund Accounting and Operations, Salient Partners (2020-2022); Director of Fund Operations, Salient Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer**	July 2017- June 2022	Chief Compliance Officer (2013-2022) and Chief Risk Officer (2009-2017), the Adviser.
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (since 2019); Compliance Officer, the Adviser (2015-2019).

75

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).

*  On April 27, 2022, Ms. Wagner resigned her position with the Trust.

**  On June 10, 2022, Mr. Kinney resigned his position with the Trust.

76

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
USAA Core Short-Term Bond ETF	$1,000.00	$962.30	$1,023.16	$1.61	$1.66	0.33%
USAA Core Intermediate- Term Bond ETF	1,000.00	898.10	1,022.76	1.93	2.06	0.41%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

77

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2022, the following Funds designated short-term capital gain distributions:

Amount
USAA Core Short-Term Bond ETF	$488,756
USAA Core Intermediate-Term Bond ETF	199,297

For the year ended June 30, 2022, the following Funds designated long-term capital gain distributions:

Amount
USAA Core Short-Term Bond ETF	$802,548
USAA Core Intermediate-Term Bond ETF	2,839,678

78

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

79

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-BOND-ETF-AR (6/22)

June 30, 2022

Annual Report

VictoryShares USAA MSCI USA Value Momentum ETF

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

VictoryShares USAA MSCI International Value Momentum ETF

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Shareholder Letter (Unaudited)	3
Managers' Commentary / Investment Overview (Unaudited)	5
Investment Objective and Portfolio Holdings (Unaudited)	13
Schedules of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	17
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	22
VictoryShares USAA MSCI International Value Momentum ETF	35
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	47
Financial Statements
Statements of Assets and Liabilities	59
Statements of Operations	61
Statements of Changes in Net Assets	63
Financial Highlights	66
Notes to Financial Statements	70
Report of Independent Registered Public Accounting Firm	84
Supplemental Information (Unaudited)	85
Trustee and Officer Information	85
Proxy Voting and Portfolio Holdings Information	89
Expense Examples	89
Additional Federal Income Tax Information	90
Liquidity Risk Management Program	91
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Funds Letter to Shareholders
(Unaudited)

Dear Shareholder,

Looking back over our most recent annual reporting period offers us a stark reminder that markets go up and down, and that investor sentiment can shift quickly.

Although most of 2021 was constructive for financial markets, the script flipped as we entered the new calendar year. More recently, investors have been focused on a host of worries. Inflation data has been running hotter than expected. The U.S. Federal Reserve (the "Fed") has embarked on a new rate-hike cycle and a terrible war is raging in Eastern Europe. All these issues, among other factors, have ratcheted up market volatility in both stock and bond markets. Many broad-market stock indices have pulled back substantially during the first half of 2022 and even entered "bear market" territory, which is typically considered a 20% pullback from the most recent highs. Meanwhile, fixed income investors are also dealing with elevated volatility, and wide swaths of the bond market have struggled in the face of rising interest rates.

Throughout the ups and downs of the past annual reporting period, there have been interesting differences playing out within the broader market. In general, large-cap stocks outperformed smaller-capitalization companies for the full annual reporting period. Meanwhile, growth-oriented styles led value-oriented investments during the earlier part of our annual reporting period, while the reverse was true during the latter segment of the reporting period (as measured by the Russell family of indices). Perhaps this reflects investors' realization and expectations for future higher interest rates and corresponding higher borrowing costs.

There were other notable subplots, too. During much of 2021 we watched crypto assets captivate investors, only to see them fall out of favor as sentiment soured. This year we've seen oil prices surge, which helped fuel gains across the energy landscape while many other sectors lagged. The Energy and Utilities sectors (and yes, Cash) have been the lone bright spots for many investor portfolios. If anything, this underscores the importance of diversification.

Looking at the numbers, we see that the S&P 500® Index, the bell-weather proxy for our domestic stock market, declined by 10.62% for the 12-month period ended June 30, 2022. Over this same annual period, the yield on the 10-Year U.S. Treasury jumped 1.53%, thanks largely to the Fed's shift toward a less accommodative monetary policy and the first rate hike in three years. At the end of our reporting period, the yield on the 10-Year U.S. Treasury finished at 2.98%.

Given the market environment of the past few months, it's no surprise that investors have become more focused on risk management and downside protection. Remember, our experience managing portfolios through various economic cycles has taught us to remain calm in the face of market turmoil. It is our view that a long-term perspective, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances are some of the key ingredients for staying the course and progressing on investment goals.

3

As ever, there will be challenges ahead. The Fed has declared its intent to continue raising rates until the recent elevated inflation readings decline. Labor shortages, ongoing supply chain issues, high energy prices, and the Russia-Ukraine war are among the performance detractors investors continue to navigate. There's even some chatter about a possible recession.

Although we cannot tell you with any certainty what markets will do in the future, we can assure you that the investment professionals at all our independent franchises continually monitor the environment and work hard to position portfolios opportunistically no matter what the markets bring.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions regarding the current market dynamics or your specific portfolio or investment plan, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at www.vcm.com.

From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.

Christopher K. Dyer, CFA

President,

Victory Funds

4

VictoryShares USAA MSCI USA Value Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

The financial markets produced broadly flat returns in the third quarter of 2021. Conditions were initially supportive in July and August thanks to positive economic data and continued strength in corporate earnings. The picture changed in September, however, as investors began to focus on risk factors such as supply chain disruptions and rising inflation. In addition, the U.S. Federal Reserve (the "Fed") indicated it may begin tapering its stimulative quantitative easing policy — a development investors took as an indication that the first interest rate increases may be on the way in 2022.

Despite impediments to sentiment, U.S. equities posted solid gains in the fourth quarter of 2021, as reflected in the 11.03% return for the bellwether S&P 500® Index. The markets faced a shift in Fed policy, as persistent inflation driven by supply chain issues and rising commodity prices led the Fed to announce and subsequently accelerate the tapering of its bond purchases that have helped keep longer-term borrowing costs low. Nonetheless, most major U.S. equity indices closed 2021 at or near all-time highs, supported by robust corporate profits and investor inflows given fixed income yields that remained unattractive.

The Russian invasion of Ukraine in February of 2022 added significant volatility to both equity and bond markets that were already concerned with elevated levels of inflation, a hawkish Fed and rising interest rates. In the first quarter of 2022, the combination of widening credit spreads and rising interest rates led to the worst quarter for the Bloomberg US Aggregate Bond Index (a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market) in 40 years. Equity markets did not fare any better as the S&P 500® Index also posted a negative return during the quarter.

The second quarter of 2022 saw continued pressure on stocks and bonds. With inflation readings hitting four-decade highs, the Fed now faced an increasingly difficult task of implementing policy strong enough to tame inflation and provide a "soft landing" for the economy, while not being too aggressive and tilting the economy into recession. This risk contributed to the heightened stock market volatility, in addition to mounting COVID-19-related lockdowns in China, rising oil prices, and the ongoing conflict between Russia and Ukraine. The Fed raised the fed funds rate by 50 basis points (a basis point is 1/100th of a percentage point) in May, and 75 basis points in June.

How did VictoryShares USAA MSCI USA Value Momentum ETF (the "Fund") perform during the reporting period?

The Fund returned -6.94%, underperforming its benchmark, the MSCI USA Select Value Momentum Blend Index (the "Index"), which returned -6.75% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to U.S. large- and mid-cap stocks with value and momentum characteristics, had a negative return over the evaluation period. The Energy, Materials, Utilities, Consumer Staples, and Health Care sectors contributed, while the Real Estate, Industrials, Financials, Information Technology, consumer discretionary, and Communication Services sectors detracted.

5

VictoryShares USAA MSCI USA Value Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	Market Price Value	MSCI USA Select Value Momentum Blend Index[1]	MSCI USA Index[2]
One Year	–6.94%	–7.08%	–6.75%	–12.80%
Since Inception	5.63%	5.59%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI USA Value Momentum ETF — Growth of $10,000

1The MSCI USA Select Value Momentum Blend Index is based on MSCI USA Index, its parent index, which includes large- and mid-cap stocks in the U.S. equity market. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

6

VictoryShares USAA MSCI USA Small Cap Value
Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

The financial markets produced broadly flat returns in the third quarter of 2021. Conditions were initially supportive in July and August thanks to positive economic data and continued strength in corporate earnings. The picture changed in September, however, as investors began to focus on risk factors such as supply chain disruptions and rising inflation. In addition, the U.S. Federal Reserve (the "Fed") indicated it may begin tapering its stimulative quantitative easing policy — a development investors took as an indication that the first interest rate increases may be on the way in 2022.

Despite impediments to sentiment, U.S. equities posted solid gains in the fourth quarter of 2021, as reflected in the 11.03% return for the bellwether S&P 500® Index. The markets faced a shift in Fed policy as persistent inflation driven by supply chain issues and rising commodity prices led the Fed to announce and subsequently accelerate the tapering of its bond purchases that have helped keep longer-term borrowing costs low. Nonetheless, most major U.S. equity indices closed 2021 at or near all-time highs, supported by robust corporate profits and investor inflows given fixed income yields that remained unattractive.

The Russian invasion of Ukraine in February of 2022 added significant volatility to both equity and bond markets that were already concerned with elevated levels of inflation, a hawkish Fed and rising interest rates. In the first quarter of 2022, the combination of widening credit spreads and rising interest rates led to the worst quarter for the Bloomberg US Aggregate Bond Index (a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market) in 40 years. Equity markets did not fare any better as the S&P 500® Index also posted a negative return during the quarter.

The second quarter of 2022 saw continued pressure on stocks and bonds. With inflation readings hitting four-decade highs, the Fed now faced an increasingly difficult task of implementing policy strong enough to tame inflation and provide a "soft landing" for the economy, while not being too aggressive and tilting the economy into recession. This risk contributed to the heightened stock market volatility, in addition to mounting COVID-19-related lockdowns in China, rising oil prices, and the ongoing conflict between Russia and Ukraine. The Fed raised the fed funds rate by 50 basis points (a basis point is 1/100th of a percentage point) in May, and 75 basis points in June.

How did VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (the "Fund") perform during the reporting period?

The Fund returned -15.24%, narrowly underperforming its benchmark, the MSCI USA Small Cap Select Value Momentum Blend Index (the "Index"), which returned -15.00% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to U.S. small-cap stocks with value and momentum characteristics, had a negative return over the evaluation period. The Energy, Consumer Staples, Utilities, and Materials sectors contributed while the Financials, Industrials, Real Estate, Information Technology, Health Care, Consumer Discretionary, and Communication Services sectors detracted.

7

VictoryShares USAA MSCI USA Small Cap Value
Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	MSCI USA Market Price Value	Small Cap Select Value Momentum Blend Index[1]	MSCI USA Small Cap Index[2]
One Year	–15.24%	–15.24%	–15.00%	–20.93%
Since Inception	5.51%	5.52%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF — Growth of $10,000

1The MSCI USA Small Cap Select Value Momentum Blend Index is based on a traditional market cap-weighted parent index, the MSCI USA Small Cap Index, which includes U.S. small-cap stocks. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI USA Small Cap Index is designed to measure the performance of the small-cap segment of the U.S. equity market. With 1,974 constituents, the index represents approximately 14% of the free float-adjusted market capitalization in the United States. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

8

VictoryShares USAA MSCI International Value
Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

The financial markets produced broadly flat returns in the third quarter of 2021. Conditions were initially supportive in July and August thanks to positive economic data and continued strength in corporate earnings. The picture changed in September, however, as investors began to focus on risk factors such as supply chain disruptions and rising inflation. In addition, the U.S. Federal Reserve (the "Fed") indicated it may begin tapering its stimulative quantitative easing policy — a development investors took as an indication that the first interest rate increases may be on the way in 2022.

Despite impediments to sentiment, U.S. equities posted solid gains in the fourth quarter of 2021, as reflected in the 11.03% return for the bellwether S&P 500® Index. The markets faced a shift in Fed policy as persistent inflation driven by supply chain issues and rising commodity prices led the Fed to announce and subsequently accelerate the tapering of its bond purchases that have helped keep longer-term borrowing costs low. Nonetheless, most major U.S. equity indices closed 2021 at or near all-time highs, supported by robust corporate profits and investor inflows given fixed income yields that remained unattractive.

The Russian invasion of Ukraine in February of 2022 added significant volatility to both equity and bond markets that were already concerned with elevated levels of inflation, a hawkish Fed and rising interest rates. In the first quarter of 2022, the combination of widening credit spreads and rising interest rates led to the worst quarter for the Bloomberg US Aggregate Bond Index (a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market) in 40 years. Equity markets did not fare any better as the S&P 500® Index also posted a negative return during the quarter.

The second quarter of 2022 saw continued pressure on stocks and bonds. With inflation readings hitting four-decade highs, the Fed now faced an increasingly difficult task of implementing policy strong enough to tame inflation and provide a "soft landing" for the economy, while not being too aggressive and tilting the economy into recession. This risk contributed to the heightened stock market volatility, in addition to mounting COVID-19-related lockdowns in China, rising oil prices, and the ongoing conflict between Russia and Ukraine. The Fed raised the fed funds rate by 50 basis points (a basis point is 1/100th of a percentage point) in May, and 75 basis points in June.

How did VictoryShares USAA MSCI International Value Momentum ETF (the "Fund") perform during the reporting period?

The Fund returned -16.12%, underperforming its benchmark, the MSCI World ex USA Select Value Momentum Blend Index (the "Index"), which returned -15.86% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to equities in non-U.S. markets with value and momentum characteristics, had a negative return over the evaluation period. The Fund's top-contributing countries were Japan, Spain, and New Zealand. The lowest-contributing countries were Belgium, Sweden, and Finland.

9

VictoryShares USAA MSCI International Value
Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	MSCI World Market Price Value	ex USA Select Value Momentum Blend Index[1]	MSCI World ex USA Index (Net)[2]
One Year	–16.12%	–15.75%	–15.86%	–16.76%
Since Inception	–1.85%	–1.78%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI International Value Momentum ETF — Growth of $10,000

1The MSCI World ex USA Select Value Momentum Blend Index is based on the MSCI World ex USA (Net) Index, its parent index, which includes large- and mid-cap stocks across 22 of 23 Developed Markets (DM) countries, excluding the United States. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI World ex USA Index (Net) captures large- and mid-cap representation across 22 of 23 Developed Markets (DM) countries, excluding the United States. With 890 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

10

VictoryShares USAA MSCI Emerging Markets Value
Momentum ETF

Managers' Commentary
(Unaudited)

What were the market conditions during the reporting period?

The financial markets produced broadly flat returns in the third quarter of 2021. Conditions were initially supportive in July and August thanks to positive economic data and continued strength in corporate earnings. The picture changed in September, however, as investors began to focus on risk factors such as supply chain disruptions and rising inflation. In addition, the U.S. Federal Reserve (the "Fed") indicated it may begin tapering its stimulative quantitative easing policy — a development investors took as an indication that the first interest rate increases may be on the way in 2022.

Despite impediments to sentiment, U.S. equities posted solid gains in the fourth quarter of 2021, as reflected in the 11.03% return for the bellwether S&P 500® Index. The markets faced a shift in Fed policy as persistent inflation driven by supply chain issues and rising commodity prices led the Fed to announce and subsequently accelerate the tapering of its bond purchases that have helped keep longer-term borrowing costs low. Nonetheless, most major U.S. equity indices closed 2021 at or near all-time highs, supported by robust corporate profits and investor inflows given fixed income yields that remained unattractive.

The Russian invasion of Ukraine in February of 2022 added significant volatility to both equity and bond markets that were already concerned with elevated levels of inflation, a hawkish Fed and rising interest rates. In the first quarter of 2022, the combination of widening credit spreads and rising interest rates led to the worst quarter for the Bloomberg US Aggregate Bond Index (a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market) in 40 years. Equity markets did not fare any better as the S&P 500® Index also posted a negative return during the quarter.

The second quarter of 2022 saw continued pressure on stocks and bonds. With inflation readings hitting four-decade highs, the Fed now faced an increasingly difficult task of implementing policy strong enough to tame inflation and provide a "soft landing" for the economy, while not being too aggressive and tilting the economy into recession. This risk contributed to the heightened stock market volatility, in addition to mounting COVID-19-related lockdowns in China, rising oil prices, and the ongoing conflict between Russia and Ukraine. The Fed raised the fed funds rate by 50 basis points (a basis point is 1/100th of a percentage point) in May, and 75 basis points in June.

How did VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (the "Fund") perform during the reporting period?

The Fund returned -18.34%, underperforming its benchmark, the MSCI Emerging Markets Select Value Momentum Blend Index (the "Index"), which returned -17.61% for the period. The difference in performance of the Fund and the Index was primarily due to the Fund's fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

In tracking the Index and its rules-based methodology, the Fund, which provides exposure to equities in emerging markets with value and momentum characteristics, had a negative return over the evaluation period. The Fund's top-contributing countries were Czech Republic, Philippines, and India, which account for less than 10% of the Fund. The lowest-contributing countries were Russia, Korea, and Malaysia.

11

VictoryShares USAA MSCI Emerging Markets Value
Momentum ETF

Investment Overview
(Unaudited)

Average Annual Total Return

Year Ended June 30, 2022

INCEPTION DATE	10/24/17	10/24/17
	Net Asset Value	MSCI Emerging Market Price Value	Markets Select Value Momentum Blend Index[1]	MSCI Emerging Markets Index (Net)[2]
One Year	–18.34%	–16.91%	–17.61%	–25.28%
Since Inception	–1.56%	–1.30%	N/A	N/A

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF — Growth of $10,000

1The MSCI Emerging Markets Select Value Momentum Blend Index is based on the MSCI Emerging Markets Index (Net), its parent index, which includes large- and mid-cap stocks across 24 Emerging Markets (EM) countries. The index is designed to represent the performance of a strategy that seeks higher exposure to value and momentum factors within the parent index while also maintaining moderate Index turnover and lower realized volatility than traditional cap-weighted indexes. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

2The MSCI Emerging Markets Index (Net) captures large- and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,380 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in the Fund.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Past performance is not indicative of future results.

12

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

The J.M. Smucker Co.	1.2%
Northrop Grumman Corp.	1.2%
Republic Services, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Bristol-Myers Squibb Co.	1.1%
AT&T, Inc.	1.0%
AbbVie, Inc.	1.0%
Pfizer, Inc.	1.0%
International Business Machines Corp.	1.0%
Huntington Ingalls Industries, Inc.	1.0%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

13

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Weis Markets, Inc.	0.5%
Hostess Brands, Inc.	0.5%
National Fuel Gas Co.	0.5%
Universal Corp.	0.5%
United Therapeutics Corp.	0.5%
CSG Systems International, Inc.	0.5%
Sanderson Farms, Inc.	0.4%
Amphastar Pharmaceuticals, Inc.	0.4%
Resources Connection, Inc.	0.4%
Seaboard Corp.	0.4%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

14

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Metro, Inc.	1.4%
Loblaw Cos. Ltd.	1.3%
George Weston Ltd.	1.2%
Elbit Systems Ltd.	1.1%
GSK PLC	1.0%
Novo Nordisk A/S, Class B	0.9%
Koninklijke Ahold Delhaize NV	0.9%
National Grid PLC	0.9%
Sanofi	0.9%
Tesco PLC	0.9%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

15

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Taiwan Cooperative Financial Holding Co. Ltd.	1.2%
Bank of China Ltd., Class H	1.1%
Arca Continental SAB de CV	1.1%
SinoPac Financial Holdings Co. Ltd.	1.0%
KT&G Corp.	1.0%
WPG Holdings Ltd.	1.0%
IHH Healthcare Bhd	0.9%
Bank of Communications Co. Ltd., Class H	0.9%
Yuexiu Property Co. Ltd.	0.9%
Agricultural Bank of China Ltd., Class H	0.9%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

16

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (6.6%):
Alphabet, Inc., Class A (a)	503	$1,096,168
AT&T, Inc.	130,061	2,726,079
DISH Network Corp., Class A (a)	60,797	1,090,090
Fox Corp., Class A	49,766	1,600,475
Liberty Global PLC, Class C (a)	79,749	1,761,655
Liberty Media Corp.-Liberty Formula One, Class C (a)	29,936	1,900,038
Lumen Technologies, Inc.	172,615	1,883,230
News Corp., Class A	94,854	1,477,825
Omnicom Group, Inc.	13,660	868,913
Paramount Global, Class B	36,755	907,113
The Interpublic Group of Cos., Inc.	51,262	1,411,243
Warner Bros. Discovery, Inc. (a) (b)	73,046	980,277
		17,703,106
Consumer Discretionary (9.9%):
Advance Auto Parts, Inc.	3,975	688,033
AutoZone, Inc. (a)	1,096	2,355,435
Bath & Body Works, Inc.	21,527	579,507
BorgWarner, Inc.	38,386	1,280,941
D.R. Horton, Inc.	21,455	1,420,106
Dollar General Corp.	6,562	1,610,577
Dollar Tree, Inc. (a)	14,145	2,204,498
Expedia Group, Inc. (a)	4,848	459,736
Ford Motor Co.	91,732	1,020,977
General Motors Co. (a)	33,806	1,073,679
Genuine Parts Co.	8,016	1,066,128
Lear Corp.	9,997	1,258,522
Lennar Corp., Class A	17,480	1,233,564
LKQ Corp.	27,347	1,342,464
Mohawk Industries, Inc. (a)	8,100	1,005,129
Newell Brands, Inc.	75,240	1,432,570
PulteGroup, Inc.	28,960	1,147,685
Target Corp. (b)	6,605	932,824
Tractor Supply Co.	11,198	2,170,732
Ulta Beauty, Inc. (a)	1,945	749,759
Whirlpool Corp.	8,884	1,375,865
		26,408,731
Consumer Staples (6.9%):
Archer-Daniels-Midland Co.	31,352	2,432,915
Bunge Ltd.	10,911	989,519
Costco Wholesale Corp.	3,486	1,670,770
Molson Coors Beverage Co., Class B	41,103	2,240,524
The J.M. Smucker Co.	25,166	3,221,500
The Kraft Heinz Co.	59,606	2,273,373
The Kroger Co.	52,220	2,471,573
Tyson Foods, Inc., Class A	25,254	2,173,359
Walgreens Boots Alliance, Inc.	21,735	823,756
		18,297,289

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Energy (3.3%):
APA Corp.	10,207	$356,224
ConocoPhillips	15,671	1,407,412
Devon Energy Corp.	16,709	920,833
Diamondback Energy, Inc.	7,544	913,955
EOG Resources, Inc.	11,363	1,254,930
EQT Corp.	11,649	400,726
Exxon Mobil Corp.	22,857	1,957,473
Marathon Oil Corp.	20,395	458,480
Occidental Petroleum Corp.	6,686	393,672
Pioneer Natural Resources Co.	3,374	752,672
		8,816,377
Financials (10.9%):
Alleghany Corp. (a)	1,062	884,752
Ally Financial, Inc.	27,874	934,058
American International Group, Inc.	23,571	1,205,185
Arch Capital Group Ltd. (a)	17,667	803,672
Berkshire Hathaway, Inc., Class B (a)	4,913	1,341,347
Blackstone, Inc.	7,425	677,383
Capital One Financial Corp.	9,874	1,028,772
Citigroup, Inc.	27,956	1,285,696
Citizens Financial Group, Inc.	32,793	1,170,382
Equitable Holdings, Inc.	45,946	1,197,812
Everest Re Group Ltd.	6,965	1,952,150
Fifth Third Bancorp	14,515	487,704
Franklin Resources, Inc.	34,778	810,675
Invesco Ltd.	70,681	1,140,085
KKR & Co., Inc.	14,496	671,020
Lincoln National Corp.	16,029	749,676
Loews Corp.	33,643	1,993,684
MetLife, Inc.	25,433	1,596,938
Morgan Stanley	9,776	743,563
Prudential Financial, Inc.	14,857	1,421,518
Raymond James Financial, Inc.	10,224	914,128
Regions Financial Corp.	63,878	1,197,713
The Bank of New York Mellon Corp.	17,463	728,382
The Goldman Sachs Group, Inc.	5,849	1,737,270
W.R. Berkley Corp.	15,705	1,072,023
Wells Fargo & Co.	32,275	1,264,212
		29,009,800
Health Care (14.2%):
AbbVie, Inc.	17,707	2,712,004
AmerisourceBergen Corp.	17,545	2,482,266
Bristol-Myers Squibb Co.	39,655	3,053,435
Cardinal Health, Inc.	18,386	961,036
Centene Corp. (a)	19,825	1,677,393
Cigna Corp.	7,873	2,074,693
CVS Health Corp.	22,956	2,127,103
Elevance Health, Inc.	3,781	1,824,635

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Eli Lilly & Co.	3,665	$1,188,303
HCA Healthcare, Inc.	3,365	565,522
Horizon Therapeutics PLC (a)	8,289	661,131
Jazz Pharmaceuticals PLC (a)	14,262	2,225,015
Laboratory Corp. of America Holdings	7,153	1,676,377
McKesson Corp.	7,198	2,348,059
Merck & Co., Inc.	15,375	1,401,739
Moderna, Inc. (a)	5,861	837,244
Molina Healthcare, Inc. (a)	5,041	1,409,514
Pfizer, Inc.	51,179	2,683,315
Quest Diagnostics, Inc.	8,618	1,146,022
Regeneron Pharmaceuticals, Inc. (a)	1,614	954,084
Universal Health Services, Inc., Class B	13,575	1,367,138
Vertex Pharmaceuticals, Inc. (a)	4,524	1,274,818
Viatris, Inc.	125,844	1,317,587
		37,968,433
Industrials (15.6%):
AMERCO, Inc.	3,727	1,782,363
C.H. Robinson Worldwide, Inc.	15,008	1,521,361
Deere & Co.	2,571	769,937
Eaton Corp. PLC	7,245	912,798
FedEx Corp.	8,693	1,970,790
General Dynamics Corp.	10,966	2,426,227
Huntington Ingalls Industries, Inc.	11,916	2,595,543
Ingersoll Rand, Inc. (b)	17,037	716,917
J.B. Hunt Transport Services, Inc.	6,288	990,171
Jacobs Engineering Group, Inc.	16,921	2,151,167
Johnson Controls International PLC	17,146	820,950
Knight-Swift Transportation Holdings, Inc.	44,621	2,065,506
L3Harris Technologies, Inc.	10,332	2,497,244
Leidos Holdings, Inc.	9,466	953,321
Lockheed Martin Corp.	2,800	1,203,888
Northrop Grumman Corp.	6,651	3,182,969
Owens Corning	16,094	1,195,945
PACCAR, Inc.	13,458	1,108,132
Raytheon Technologies Corp.	19,096	1,835,317
Republic Services, Inc. (b)	24,279	3,177,393
Robert Half International, Inc.	18,512	1,386,364
Sensata Technologies Holding PLC	15,478	639,396
Snap-on, Inc.	9,164	1,805,583
Textron, Inc.	23,750	1,450,413
United Rentals, Inc. (a)	4,832	1,173,741
Westinghouse Air Brake Technologies Corp.	18,028	1,479,738
		41,813,174
Information Technology (16.6%):
Accenture PLC, Class A	4,179	1,160,299
Akamai Technologies, Inc. (a)	13,005	1,187,747
Apple, Inc.	8,132	1,111,807
Applied Materials, Inc.	5,615	510,853

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Arista Networks, Inc. (a)	14,077	$1,319,578
Arrow Electronics, Inc. (a)	16,832	1,886,699
Broadcom, Inc.	3,748	1,820,816
Cisco Systems, Inc.	30,320	1,292,845
Cognizant Technology Solutions Corp., Class A	27,442	1,852,061
Corning, Inc.	26,759	843,176
Dell Technologies, Inc., Class C	37,198	1,718,920
F5, Inc. (a)	5,599	856,871
Fortinet, Inc. (a)	28,165	1,593,576
Gartner, Inc. (a)	6,080	1,470,326
Hewlett Packard Enterprise Co.	115,648	1,533,492
HP, Inc.	47,380	1,553,116
Intel Corp.	45,824	1,714,276
International Business Machines Corp.	18,985	2,680,492
Intuit, Inc.	2,093	806,726
Jack Henry & Associates, Inc.	6,764	1,217,655
Juniper Networks, Inc.	76,950	2,193,075
Micron Technology, Inc.	19,662	1,086,915
NetApp, Inc.	23,653	1,543,122
NortonLifeLock, Inc.	38,096	836,588
NVIDIA Corp.	3,195	484,330
NXP Semiconductors NV	4,669	691,152
ON Semiconductor Corp. (a)	22,231	1,118,442
Oracle Corp.	17,999	1,257,590
Palo Alto Networks, Inc. (a) (b)	1,937	956,762
Paychex, Inc.	9,570	1,089,736
QUALCOMM, Inc.	6,546	836,186
Seagate Technology Holdings PLC	20,026	1,430,657
TE Connectivity Ltd.	7,849	888,114
VMware, Inc., Class A	8,035	915,829
Western Digital Corp. (a)	22,432	1,005,627
		44,465,456
Materials (4.0%):
Alcoa Corp.	7,555	344,357
CF Industries Holdings, Inc.	17,660	1,513,992
Cleveland-Cliffs, Inc. (a)	21,461	329,855
Corteva, Inc.	33,097	1,791,872
LyondellBasell Industries NV, Class A	13,984	1,223,041
Nucor Corp.	14,023	1,464,141
Steel Dynamics, Inc.	23,407	1,548,373
The Mosaic Co.	24,412	1,152,979
Westlake Corp.	5,461	535,287
Westrock Co.	17,788	708,674
		10,612,571
Real Estate (5.4%):
Camden Property Trust	13,647	1,835,249
CBRE Group, Inc., Class A (a)	8,612	633,929
Extra Space Storage, Inc.	12,536	2,132,624
Iron Mountain, Inc.	42,764	2,082,179

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Mid-America Apartment Communities, Inc.	10,270	$1,793,861
Prologis, Inc.	16,057	1,889,106
Public Storage	8,088	2,528,875
Simon Property Group, Inc.	3,757	356,615
Weyerhaeuser Co.	38,177	1,264,422
		14,516,860
Utilities (5.9%):
CenterPoint Energy, Inc.	31,264	924,789
Consolidated Edison, Inc. (b)	33,030	3,141,153
Constellation Energy Corp.	18,004	1,030,909
Edison International	18,443	1,166,335
Evergy, Inc. (b)	18,841	1,229,375
Exelon Corp.	51,262	2,323,194
FirstEnergy Corp.	26,659	1,023,439
NiSource, Inc.	44,993	1,326,844
PG&E Corp. (a)	75,500	753,490
UGI Corp.	30,005	1,158,493
Vistra Corp.	77,783	1,777,342
		15,855,363
Total Common Stocks (Cost $267,371,038)		265,467,160
Total Investments (Cost $267,371,038) — 99.3%		265,467,160
Other assets in excess of liabilities — 0.7%		1,993,988
NET ASSETS — 100.00%		$267,461,148

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	9/16/22	$1,762,408	$1,705,275	$(57,133)
Total unrealized appreciation					$—
Total unrealized depreciation					(57,133)
Total net unrealized appreciation (depreciation)					$(57,133)

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (3.0%):
AMC Networks, Inc., Class A (a) (b)	14,172	$412,689
Cars.com, Inc. (a)	33,470	315,622
Consolidated Communications Holdings, Inc. (a)	36,321	254,247
EchoStar Corp., Class A (a)	33,521	646,955
Entercom Communications Corp. (a)	207,767	195,758
Gannett Co., Inc. (a)	48,306	140,087
Gray Television, Inc.	28,465	480,774
IDT Corp., Class B (a)	5,876	147,782
Liberty Latin America Ltd., Class C (a)	29,615	230,701
Lions Gate Entertainment Corp., Class A (a)	39,033	363,397
Nexstar Media Group, Inc., Class A	3,562	580,179
Scholastic Corp.	19,320	694,941
TEGNA, Inc.	35,966	754,207
Telephone & Data Systems, Inc.	42,532	671,580
The EW Scripps Co., Class A (a)	25,013	311,912
Thryv Holdings, Inc. (a)	10,287	230,326
United States Cellular Corp. (a)	27,692	801,960
WideOpenWest, Inc. (a)	25,463	463,681
		7,696,798
Consumer Discretionary (11.7%):
Abercrombie & Fitch Co. (a)	14,282	241,651
Academy Sports & Outdoors, Inc.	16,027	569,600
Adtalem Global Education, Inc. (a)	11,056	397,684
American Axle & Manufacturing Holdings, Inc. (a)	26,837	202,083
Asbury Automotive Group, Inc. (a)	1,503	254,518
AutoNation, Inc. (a)	6,039	674,919
Big Lots, Inc.	7,375	154,654
Boot Barn Holdings, Inc. (a)	6,000	413,460
Caleres, Inc.	17,353	455,343
Capri Holdings Ltd. (a)	8,049	330,089
Carriage Services, Inc.	8,089	320,729
Century Communities, Inc.	7,351	330,574
Chico's FAS, Inc. (a)	42,336	210,410
Clarus Corp.	18,296	347,441
Dana, Inc.	26,013	366,003
Dick's Sporting Goods, Inc. (b)	5,756	433,830
Dillard's, Inc., Class A	1,691	372,984
Ethan Allen Interiors, Inc.	32,344	653,672
Foot Locker, Inc.	7,697	194,349
Franchise Group, Inc.	12,869	451,316
Funko, Inc., Class A (a)	25,039	558,870
Genesco, Inc. (a)	6,547	326,761
G-III Apparel Group Ltd. (a)	15,459	312,736
Golden Entertainment, Inc. (a)	8,132	321,621
Graham Holdings Co., Class B	1,615	915,447
Grand Canyon Education, Inc. (a)	4,491	423,007
Green Brick Partners, Inc. (a)	26,366	515,983

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Group 1 Automotive, Inc.	2,795	$474,591
H&R Block, Inc.	28,085	991,962
Haverty Furniture Cos., Inc. (b)	12,472	289,101
Hibbett, Inc.	4,662	203,776
Hilton Grand Vacations, Inc. (a)	5,807	207,484
Hovnanian Enterprises, Inc., Class A (a)	6,600	282,414
Hyatt Hotels Corp., Class A (a)	3,955	292,314
KB Home	13,797	392,663
Kohl's Corp. (c)	7,839	279,774
Laureate Education, Inc., Class A	56,202	650,257
M/I Homes, Inc. (a)	9,777	387,756
Macy's, Inc.	20,683	378,913
MarineMax, Inc. (a)	11,522	416,175
Mattel, Inc. (a)	13,808	308,333
MDC Holdings, Inc.	15,255	492,889
Meritage Homes Corp. (a)	6,152	446,020
Modine Manufacturing Co. (a)	44,350	467,005
Movado Group, Inc.	14,369	444,433
Murphy USA, Inc.	4,656	1,084,243
Penske Automotive Group, Inc.	5,569	583,019
Perdoceo Education Corp. (a)	72,215	850,693
Playa Hotels & Resorts NV (a)	28,947	198,866
PVH Corp.	2,470	140,543
Qurate Retail, Inc., Class A	110,111	316,019
Service Corp. International	6,976	482,181
Shoe Carnival, Inc.	15,903	343,664
Signet Jewelers Ltd.	6,078	324,930
Skyline Champion Corp. (a)	8,696	412,364
Smith & Wesson Brands, Inc.	38,312	503,036
Sonic Automotive, Inc., Class A	10,074	369,011
Standard Motor Products, Inc.	10,682	480,583
Strategic Education, Inc.	5,511	388,966
Stride, Inc. (a)	15,964	651,171
Tapestry, Inc.	7,070	215,776
Taylor Morrison Home Corp. (a)	15,840	370,022
Tenneco, Inc., Class A (a)	31,464	539,922
The Aaron's Co., Inc.	26,466	385,080
The Buckle, Inc.	9,193	254,554
The Container Store Group, Inc. (a)	23,973	149,352
The Goodyear Tire & Rubber Co. (a)	36,323	389,019
The ODP Corp. (a)	12,799	387,042
Toll Brothers, Inc.	11,109	495,461
TravelCenters of America, Inc. (a)	10,920	376,412
Tri Pointe Homes, Inc. (a)	25,457	429,460
Vista Outdoor, Inc. (a)	12,131	338,455
Zumiez, Inc. (a)	14,283	371,358
		29,986,796
Consumer Staples (5.7%):
Cal-Maine Foods, Inc.	10,586	523,054
Coca-Cola Consolidated, Inc.	1,393	785,513

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Edgewell Personal Care Co.	19,635	$677,800
Flowers Foods, Inc.	33,193	873,640
Fresh Del Monte Produce, Inc.	25,639	757,120
Hostess Brands, Inc. (a)	63,520	1,347,259
Ingles Markets, Inc., Class A	11,604	1,006,647
Ingredion, Inc.	7,195	634,311
MGP Ingredients, Inc.	3,413	341,607
Pilgrim's Pride Corp. (a)	32,397	1,011,759
Sanderson Farms, Inc.	5,221	1,125,282
Seaboard Corp.	283	1,098,770
SpartanNash Co.	20,064	605,331
Sprouts Farmers Market, Inc. (a)	17,112	433,276
The Andersons, Inc.	16,319	538,364
United Natural Foods, Inc. (a)	10,048	395,891
Universal Corp.	20,328	1,229,844
Weis Markets, Inc. (c)	18,178	1,354,988
		14,740,456
Energy (3.6%):
Antero Resources Corp. (a)	16,061	492,270
Arch Resources, Inc.	3,924	561,485
Berry Corp.	45,286	345,079
Callon Petroleum Co. (a)	4,127	161,778
Centennial Resource Development, Inc., Class A (a)	54,445	325,581
Civitas Resources, Inc.	8,781	459,159
CNX Resources Corp. (a)	12,016	197,783
Comstock Resources, Inc. (a)	12,950	156,436
CONSOL Energy, Inc. (a)	3,635	179,496
Dorian LPG Ltd.	50,102	761,550
Gran Tierra Energy, Inc. (a)	124,763	143,477
Helix Energy Solutions Group, Inc. (a)	96,513	299,190
International Seaways, Inc.	32,060	679,672
Kosmos Energy Ltd. (a)	27,827	172,249
Laredo Petroleum, Inc. (a)	6,011	414,398
Matador Resources Co.	4,939	230,108
Murphy Oil Corp.	13,179	397,874
Oasis Petroleum, Inc.	1,892	230,162
Ovintiv, Inc.	10,466	462,493
Patterson-UTI Energy, Inc.	11,931	188,033
PBF Energy, Inc., Class A (a)	6,174	179,170
PDC Energy, Inc.	6,967	429,237
Peabody Energy Corp. (a) (c)	21,805	465,101
SandRidge Energy, Inc. (a)	9,505	148,943
SilverBow Resources, Inc. (a)	5,810	164,772
SM Energy Co.	11,260	384,979
Transocean Ltd. (a)	105,714	352,028
Whiting Petroleum Corp.	5,738	390,356
		9,372,859

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (10.4%):
A-Mark Precious Metals, Inc.	7,844	$252,969
Amerant Bancorp, Inc.	12,171	342,249
American Equity Investment Life Holding Co.	11,154	407,902
Associated Banc-Corp.	16,640	303,846
Assured Guaranty Ltd.	10,036	559,908
Axis Capital Holdings Ltd.	7,658	437,195
BancFirst Corp.	4,701	449,933
Berkshire Hills Bancorp, Inc.	10,661	264,073
Blucora, Inc. (a)	16,867	311,365
Brighthouse Financial, Inc. (a)	9,495	389,485
BrightSpire Capital, Inc.	23,520	177,576
Chimera Investment Corp.	60,284	531,705
Cowen, Inc., Class A	21,523	509,880
Customers Bancorp, Inc. (a)	12,079	409,478
CVB Financial Corp.	21,350	529,694
Dime Community Bancshares, Inc.	13,248	392,803
Encore Capital Group, Inc. (a)	7,037	406,528
Enova International, Inc. (a)	12,798	368,838
Enstar Group Ltd. (a)	3,908	836,234
First BanCorp/Puerto Rico	20,920	270,077
First Horizon Corp.	13,702	299,526
Flagstar Bancorp, Inc.	17,714	627,961
Flushing Financial Corp.	16,090	342,073
FNB Corp.	60,515	657,193
Franklin BSP Realty Trust, Inc. (b)	18,679	251,793
Genworth Financial, Inc. (a)	127,866	451,367
Granite Point Mortgage Trust, Inc.	37,407	357,985
Hancock Whitney Corp.	5,489	243,327
Hanmi Financial Corp.	15,740	353,206
HarborOne Bancorp, Inc.	40,085	552,772
Hope Bancorp, Inc.	52,391	725,091
Jefferies Financial Group, Inc.	22,899	632,470
Metropolitan Bank Holding Corp. (a)	6,977	484,343
MFA Financial, Inc.	14,239	153,069
MGIC Investment Corp.	41,074	517,532
Midland States Bancorp, Inc.	32,089	771,420
Mr. Cooper Group, Inc. (a)	11,115	408,365
National Western Life Group, Inc., Class A	3,278	664,451
Navient Corp.	32,954	461,026
Nelnet, Inc., Class A	5,852	498,883
New Residential Investment Corp.	20,756	193,446
New York Community Bancorp, Inc.	43,830	400,168
Nicolet Bankshares, Inc. (a)	13,012	941,288
OceanFirst Financial Corp.	19,062	364,656
OFG Bancorp	11,359	288,519
Old Republic International Corp.	18,804	420,457
Pennymac Financial Services	10,653	465,643
Popular, Inc.	8,731	671,676
ProAssurance Corp.	16,968	400,954

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Radian Group, Inc.	14,342	$281,820
Ready Capital Corp.	17,212	205,167
Safety Insurance Group, Inc. (c)	7,428	721,259
ServisFirst Bancshares, Inc.	5,916	466,891
SiriusPoint Ltd. (a)	114,543	620,823
The Hanover Insurance Group, Inc.	3,549	519,041
TPG RE Finance Trust, Inc.	18,839	169,739
United Fire Group, Inc.	11,472	392,687
Universal Insurance Holdings, Inc.	65,289	850,716
Unum Group	17,702	602,222
Wintrust Financial Corp.	3,608	289,181
		26,871,944
Health Care (22.5%):
Acadia Healthcare Co., Inc. (a)	8,763	592,642
AdaptHealth Corp. (a)	29,495	532,090
Addus HomeCare Corp. (a)	9,785	814,895
Adicet Bio, Inc. (a)	18,046	263,472
Agiliti, Inc. (a)	13,542	277,746
Alkermes PLC (a)	27,295	813,118
Allscripts Healthcare Solutions, Inc. (a)	35,312	523,677
AMN Healthcare Services, Inc. (a)	7,989	876,473
Amneal Pharmaceuticals, Inc. (a)	113,519	360,990
Amphastar Pharmaceuticals, Inc. (a)	32,172	1,119,264
AnaptysBio, Inc. (a)	7,443	151,093
Anavex Life Sciences Corp. (a) (b)	17,097	171,141
AngioDynamics, Inc. (a)	34,432	666,259
ANI Pharmaceuticals, Inc. (a)	16,990	504,093
Anika Therapeutics, Inc. (a) (b)	10,890	243,065
Apollo Medical Holdings, Inc. (a) (b)	10,208	393,927
Arvinas, Inc. (a)	4,275	179,935
Atea Pharmaceuticals, Inc. (a)	33,545	238,169
AtriCure, Inc. (a)	5,818	237,723
Atrion Corp.	781	491,140
Avanos Medical, Inc. (a)	23,272	636,256
Avid Bioservices, Inc. (a)	10,673	162,870
BioCryst Pharmaceuticals, Inc. (a)	10,954	115,893
BioLife Solutions, Inc. (a)	10,884	150,308
Bioventus, Inc., Class A (a)	28,116	191,751
Bruker Corp.	7,625	478,545
Cassava Sciences, Inc. (a) (b)	4,439	124,825
Catalyst Pharmaceuticals, Inc. (a)	63,758	446,944
Celldex Therapeutics, Inc. (a)	13,300	358,568
Cerevel Therapeutics Holdings, Inc. (a)	19,478	514,998
Change Healthcare, Inc. (a)	24,530	565,662
ChemoCentryx, Inc. (a)	6,874	170,338
Collegium Pharmaceutical, Inc. (a)	27,182	481,665
Computer Programs and Systems, Inc. (a)	26,564	849,251
CONMED Corp.	5,342	511,550
Corcept Therapeutics, Inc. (a)	27,417	651,976
CorVel Corp. (a)	5,670	835,021
See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Covetrus, Inc. (a)	26,898	$558,134
Cross Country Healthcare, Inc. (a)	32,972	686,807
Cutera, Inc. (a)	3,789	142,088
Cytokinetics, Inc. (a)	11,830	464,801
Dynavax Technologies Corp. (a) (b)	33,450	421,136
Eagle Pharmaceuticals, Inc. (a)	18,614	827,020
Emergent BioSolutions, Inc. (a)	14,429	447,876
Enanta Pharmaceuticals, Inc. (a)	14,695	694,633
Encompass Health Corp.	6,547	366,959
Endo International PLC (a) (b)	66,806	31,112
Enovis Corp. (a)	4,480	246,400
Envista Holdings Corp. (a)	11,378	438,508
Evolent Health, Inc., Class A (a)	17,712	543,936
Evolus, Inc. (a)	15,635	181,366
Exelixis, Inc. (a)	38,394	799,363
Fulcrum Therapeutics, Inc. (a) (c)	26,280	128,772
Fulgent Genetics, Inc. (a)	6,558	357,608
Globus Medical, Inc. (a)	6,689	375,520
Hanger, Inc. (a)	19,244	275,574
Harmony Biosciences Holdings, Inc. (a)	13,178	642,691
HealthStream, Inc. (a)	25,220	547,526
ICU Medical, Inc. (a)	4,244	697,671
Ideaya Biosciences, Inc. (a)	19,119	263,842
Innoviva, Inc. (a)	44,574	657,912
Inspire Medical Systems, Inc. (a)	1,178	215,185
Integer Holdings Corp. (a)	8,717	615,943
Integra LifeSciences Holdings Corp. (a)	14,247	769,765
Intellia Therapeutics, Inc. (a)	2,258	116,874
Intra-Cellular Therapies, Inc. (a)	7,142	407,665
iRhythm Technologies, Inc. (a)	3,146	339,862
Ironwood Pharmaceuticals, Inc. (a)	77,127	889,274
iTeos Therapeutics, Inc. (a)	22,321	459,813
IVERIC bio, Inc. (a)	31,542	303,434
Kezar Life Sciences, Inc. (a)	34,316	283,793
Krystal Biotech, Inc. (a)	3,474	228,103
Lantheus Holdings, Inc. (a)	14,953	987,347
LeMaitre Vascular, Inc.	9,832	447,848
LHC Group, Inc. (a)	2,437	379,538
Ligand Pharmaceuticals, Inc. (a)	2,612	233,043
LivaNova PLC (a)	9,262	578,597
MEDNAX, Inc. (a)	23,230	488,062
Medpace Holdings, Inc. (a)	2,683	401,565
Meridian Bioscience, Inc. (a) (b)	19,420	590,756
Merit Medical Systems, Inc. (a)	13,177	715,116
Mesa Laboratories, Inc.	1,948	397,275
ModivCare, Inc. (a)	3,633	306,988
Multiplan Corp. (a) (b)	51,525	282,872
Myriad Genetics, Inc. (a)	18,228	331,203
National HealthCare Corp. (c)	15,375	1,074,713
Natus Medical, Inc. (a)	26,899	881,480

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	33,868	$590,658
NuVasive, Inc. (a)	7,039	346,037
Ocugen, Inc. (a) (b)	56,660	128,618
Omnicell, Inc. (a)	3,273	372,304
OPKO Health, Inc. (a)	130,099	329,150
OptimizeRx Corp. (a) (c)	5,413	148,262
Option Care Health, Inc. (a)	20,327	564,887
OraSure Technologies, Inc. (a)	75,655	205,025
Orthofix Medical, Inc. (a)	27,142	638,923
Owens & Minor, Inc.	10,411	327,426
Pacira BioSciences, Inc. (a)	11,449	667,477
Patterson Cos., Inc. (c)	12,652	383,356
Perrigo Co. PLC	24,155	979,968
Phibro Animal Health Corp., Class A	18,131	346,846
Premier, Inc., Class A	26,417	942,559
Prestige Consumer Healthcare, Inc. (a)	18,338	1,078,274
Prothena Corp. PLC (a)	13,714	372,335
QuidelOrtho Corp. (a)	2,376	230,900
R1 RCM, Inc. (a)	15,152	317,586
RadNet, Inc. (a)	11,481	198,392
REGENXBIO, Inc. (a)	12,054	297,734
Repligen Corp. (a)	2,025	328,860
Select Medical Holdings Corp.	23,500	555,070
Shockwave Medical, Inc. (a)	1,846	352,900
SIGA Technologies, Inc. (b)	40,831	472,823
Sorrento Therapeutics, Inc. (a) (b)	119,234	239,660
Supernus Pharmaceuticals, Inc. (a)	23,896	691,072
Surgery Partners, Inc. (a) (b)	9,061	262,044
Syneos Health, Inc. (a)	8,632	618,742
Tandem Diabetes Care, Inc. (a)	2,505	148,271
Tenet Healthcare Corp. (a)	5,476	287,819
The Ensign Group, Inc.	9,758	716,920
The Joint Corp. (a)	5,105	78,158
Tilray, Inc., Class 2 (a) (b)	68,825	214,734
Travere Therapeutics, Inc. (a)	10,786	261,345
Tricida, Inc. (a) (b)	20,939	202,690
United Therapeutics Corp. (a)	5,072	1,195,166
Vanda Pharmaceuticals, Inc. (a)	59,477	648,299
Varex Imaging Corp. (a)	30,570	653,892
Xenon Pharmaceuticals, Inc. (a)	13,138	399,658
		58,015,542
Industrials (14.0%):
AAR Corp. (a)	5,006	209,451
ACCO Brands Corp.	74,498	486,472
Acuity Brands, Inc.	2,153	331,648
Air Lease Corp.	13,550	452,977
Air Transport Services Group, Inc. (a)	30,611	879,454
ArcBest Corp.	8,244	580,130
Argan, Inc.	26,533	990,212
Atkore, Inc. (a)	5,064	420,363

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Atlas Air Worldwide Holdings, Inc. (a)	7,717	$476,216
Avis Budget Group, Inc. (a) (c)	2,287	336,372
Beacon Roofing Supply, Inc. (a)	4,651	238,875
BlueLinx Holdings, Inc. (a)	2,268	151,525
Boise Cascade Co.	8,182	486,747
Builders FirstSource, Inc. (a)	8,585	461,015
Carlisle Cos., Inc.	4,106	979,733
CBIZ, Inc. (a)	26,538	1,060,458
Comfort Systems USA, Inc.	4,585	381,243
Ducommun, Inc. (a)	6,087	261,984
DXP Enterprises, Inc. (a)	18,021	551,983
Eagle Bulk Shipping, Inc.	3,207	166,379
EMCOR Group, Inc.	4,240	436,550
Encore Wire Corp.	7,685	798,625
EnPro Industries, Inc.	7,034	576,296
FTI Consulting, Inc. (a)	3,770	681,804
GATX Corp.	4,328	407,524
Genco Shipping & Trading Ltd.	25,024	483,464
GMS, Inc. (a)	10,634	473,213
Granite Construction, Inc.	8,680	252,935
Heidrick & Struggles International, Inc.	22,620	731,983
Herc Holdings, Inc.	1,677	151,182
Hub Group, Inc., Class A (a)	12,698	900,796
Insteel Industries, Inc.	8,034	270,505
Interface, Inc.	18,082	226,748
JetBlue Airways Corp. (a)	23,740	198,704
KAR Auction Services, Inc. (a)	17,025	251,459
Kelly Services, Inc., Class A	33,149	657,345
Kforce, Inc.	6,596	404,599
Kirby Corp. (a)	11,111	675,993
Korn Ferry	5,916	343,246
ManpowerGroup, Inc.	3,964	302,889
Marten Transport Ltd.	27,400	460,868
Matson, Inc.	8,493	618,970
Matthews International Corp., Class A	11,469	328,816
McGrath RentCorp	5,806	441,256
Meritor, Inc. (a)	7,022	255,109
MRC Global, Inc. (a)	21,287	212,019
Mueller Industries, Inc.	14,264	760,129
MYR Group, Inc. (a)	3,713	327,227
Nielsen Holdings PLC	13,687	317,812
NOW, Inc. (a)	55,612	543,885
NV5 Global, Inc. (a)	2,446	285,546
nVent Electric PLC	24,045	753,330
Primoris Services Corp.	25,396	552,617
Quanex Building Products Corp.	14,770	336,017
Regal Rexnord Corp.	6,396	726,074
Resideo Technologies, Inc. (a)	16,223	315,051
Resources Connection, Inc.	54,650	1,113,220
REV Group, Inc.	36,409	395,766

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Rush Enterprises, Inc., Class A	17,333	$835,451
Ryder System, Inc.	8,049	571,962
Saia, Inc. (a)	1,480	278,240
Schneider National, Inc., Class B	24,235	542,379
SkyWest, Inc. (a)	16,587	352,474
Sterling Infrastructure, Inc. (a)	21,999	482,218
The Greenbrier Cos., Inc.	13,027	468,842
The Manitowoc Co., Inc. (a)	38,203	402,278
Titan International, Inc. (a)	11,055	166,930
Titan Machinery, Inc. (a)	13,561	303,902
Triton International Ltd.	13,363	703,562
TrueBlue, Inc. (a)	32,317	578,474
Tutor Perini Corp. (a)	43,691	383,607
UFP Industries, Inc.	9,168	624,708
Univar Solutions, Inc. (a)	10,446	259,792
Veritiv Corp. (a)	3,440	373,412
Wabash National Corp.	22,638	307,424
WESCO International, Inc. (a)	4,408	472,097
		35,980,561
Information Technology (15.8%):
A10 Networks, Inc.	42,890	616,758
Alpha & Omega Semiconductor Ltd. (a)	10,601	353,437
Amkor Technology, Inc.	27,322	463,108
Avnet, Inc.	21,614	926,808
Axcelis Technologies, Inc. (a)	8,801	482,647
Belden, Inc.	12,076	643,288
Benchmark Electronics, Inc.	34,416	776,425
Bread Financial Holdings, Inc.	7,907	293,033
Calix, Inc. (a)	4,463	152,367
CDK Global, Inc.	8,649	473,706
Ciena Corp. (a)	13,441	614,254
Clearfield, Inc. (a)	9,277	574,710
CMC Materials, Inc.	1,785	311,465
Cohu, Inc. (a)	8,301	230,353
Comtech Telecommunications Corp.	32,122	291,347
Concentrix Corp.	3,674	498,341
Conduent, Inc. (a)	84,604	365,489
Consensus Cloud Solutions, Inc. (a)	5,755	251,378
CSG Systems International, Inc.	19,951	1,190,676
CTS Corp.	9,747	331,885
Digi International, Inc. (a)	31,194	755,519
Diodes, Inc. (a)	9,234	596,239
DXC Technology Co. (a)	15,893	481,717
E2open Parent Holdings, Inc. (a)	71,669	557,585
Eastman Kodak Co. (a)	87,067	403,991
Ebix, Inc. (b)	12,934	218,585
ePlus, Inc. (a)	15,505	823,626
ExlService Holdings, Inc. (a)	6,744	993,593
Fabrinet (a)	8,536	692,270
First Solar, Inc. (a)	4,910	334,518

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Flex Ltd. (a)	19,796	$286,448
Grid Dynamics Holdings, Inc. (a)	15,529	261,198
Harmonic, Inc. (a)	37,794	327,674
Ichor Holdings Ltd. (a)	7,796	202,540
II-VI, Inc. (a)	5,356	272,888
Insight Enterprises, Inc. (a)	8,100	698,868
International Money Express, Inc. (a)	17,014	348,277
Jabil, Inc.	12,125	620,921
Kimball Electronics, Inc. (a)	42,455	853,345
Knowles Corp. (a)	44,118	764,565
Kulicke & Soffa Industries, Inc.	13,236	566,633
Lumentum Holdings, Inc. (a)	7,429	590,011
Magnachip Semiconductor Corp. (a)	15,015	218,168
Mandiant, Inc. (a)	13,240	288,897
Marathon Digital Holdings, Inc. (a) (b)	7,621	40,696
MaxLinear, Inc. (a)	11,589	393,794
Methode Electronics, Inc.	18,141	671,943
NCR Corp. (a)	16,571	515,524
NeoPhotonics Corp. (a)	28,660	450,822
NETGEAR, Inc. (a)	32,869	608,734
NetScout Systems, Inc. (a)	26,455	895,502
Onto Innovation, Inc. (a)	7,633	532,325
PC Connection, Inc.	9,327	410,854
PDF Solutions, Inc. (a)	11,445	246,182
Perficient, Inc. (a)	7,568	693,910
Photronics, Inc. (a)	40,693	792,700
Rambus, Inc. (a)	32,388	696,018
Ribbon Communications, Inc. (a)	131,966	401,177
Riot Blockchain, Inc. (a) (b)	26,422	110,708
Rogers Corp. (a)	2,704	708,691
Sanmina Corp. (a)	19,445	791,995
ScanSource, Inc. (a)	18,949	590,072
SiTime Corp. (a)	3,024	493,003
SMART Global Holdings, Inc. (a)	21,334	349,238
SolarWinds Corp.	30,106	308,586
Super Micro Computer, Inc. (a)	14,173	571,881
Switch, Inc., Class A	12,618	422,703
Synaptics, Inc. (a)	3,163	373,392
TD SYNNEX Corp.	7,250	660,475
The Hackett Group, Inc.	19,887	377,256
TTM Technologies, Inc. (a)	68,258	853,225
Ultra Clean Holdings, Inc. (a)	12,069	359,294
Veeco Instruments, Inc. (a)	9,781	189,751
Verint Systems, Inc. (a)	20,017	847,720
Viasat, Inc. (a)	13,030	399,109
Vishay Intertechnology, Inc.	40,262	717,469
Vishay Precision Group, Inc. (a)	13,075	380,875
Vonage Holdings Corp. (a)	32,076	604,312
Xerox Holdings Corp.	34,980	519,453
Xperi Holding Corp.	37,519	541,399
		40,520,339

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (3.5%):
AdvanSix, Inc.	12,670	$423,685
Alpha Metallurgical Resources, Inc.	3,787	489,015
American Vanguard Corp.	16,132	360,550
Clearwater Paper Corp. (a)	18,007	605,575
Commercial Metals Co.	20,718	685,766
FutureFuel Corp.	49,583	360,964
Huntsman Corp.	10,140	287,469
Intrepid Potash, Inc. (a)	2,943	133,288
Louisiana-Pacific Corp.	8,872	464,981
LSB Industries, Inc. (a)	9,538	132,197
Mercer International, Inc.	52,117	685,339
Olin Corp.	9,901	458,218
Ramaco Resources, Inc.	13,565	178,380
Reliance Steel & Aluminum Co.	5,632	956,652
Ryerson Holding Corp.	17,928	381,687
Schnitzer Steel Industries, Inc.	15,781	518,248
SunCoke Energy, Inc.	65,134	443,563
TimkenSteel Corp. (a)	9,701	181,506
Tronox Holdings PLC, Class A	23,749	398,983
United States Steel Corp.	18,548	332,195
Warrior Met Coal, Inc.	18,540	567,509
		9,045,770
Real Estate (6.7%):
American Campus Communities, Inc.	5,086	327,894
Anywhere Real Estate, Inc. (a)	28,241	277,609
Bluerock Residential Growth REIT, Inc.	7,621	200,356
Brixmor Property Group, Inc.	11,365	229,687
Centerspace	4,663	380,268
City Office REIT, Inc.	48,437	627,259
CoreCivic, Inc. (a)	53,106	590,008
CubeSmart	10,838	462,999
EastGroup Properties, Inc.	5,672	875,360
Farmland Partners, Inc.	28,244	389,767
First Industrial Realty Trust, Inc.	10,362	491,988
Gladstone Land Corp.	39,126	867,032
Independence Realty Trust, Inc.	32,239	668,314
Jones Lang LaSalle, Inc. (a)	3,246	567,596
Life Storage, Inc.	7,991	892,275
LXP Industrial Trust	40,220	431,963
Marcus & Millichap, Inc.	9,605	355,289
National Storage Affiliates Trust	17,714	886,940
NexPoint Residential Trust, Inc.	9,387	586,781
One Liberty Properties, Inc.	13,439	349,145
Plymouth Industrial REIT, Inc.	33,727	591,572
PotlatchDeltic Corp.	15,539	686,668
PS Business Parks, Inc.	5,838	1,092,582
Rayonier, Inc.	12,292	459,475
RE/MAX Holdings, Inc.	10,371	254,297
Rexford Industrial Realty, Inc.	14,834	854,290

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
RPT Realty	19,267	$189,395
SITE Centers Corp.	16,050	216,193
STAG Industrial, Inc.	14,852	458,630
Tanger Factory Outlet Centers, Inc.	26,754	380,442
The GEO Group, Inc. (a) (b)	89,333	589,598
UMH Properties, Inc.	20,432	360,829
Urstadt Biddle Properties, Inc., Class A	15,557	252,023
Whitestone REIT	24,448	262,816
		17,107,340
Utilities (2.3%):
Hawaiian Electric Industries, Inc.	17,628	720,985
MDU Resources Group, Inc.	18,072	487,763
National Fuel Gas Co.	19,547	1,291,079
Otter Tail Corp. (c)	9,312	625,115
Pinnacle West Capital Corp.	5,946	434,772
South Jersey Industries, Inc.	10,652	363,659
Southwest Gas Holdings, Inc.	12,213	1,063,508
Spire, Inc.	6,827	507,724
Unitil Corp. (c)	7,919	465,004
		5,959,609
Total Common Stocks (Cost $262,175,815)		255,298,014
Rights (0.0%) (d)
Health Care (0.0%):
Achillion Pharmaceuticals, CVR (a) (e) (f)	17,954	4,129
Zogenix, Inc., CVR (a) (e) (f)	9,491	6,454
		10,583
Total Rights (Cost $—)		10,583
Collateral for Securities Loaned (1.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (g)	126,242	126,242
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (g)	63,001	63,001
HSBC U.S. Government Money Market Fund I Shares, 1.46% (g)	785,747	785,747
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (g)	502,349	502,349
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (g)	335,010	335,010
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (g)	2,258,659	2,258,659
Total Collateral for Securities Loaned (Cost $4,071,008)		4,071,008
Total Investments (Cost $266,246,823) — 100.8%		259,379,605
Liabilities in excess of other assets — (0.8)%		(2,023,155)
NET ASSETS — 100.00%		$257,356,450

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Amount represents less than 0.05% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.5% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Rate disclosed is the daily yield on June 30, 2022.

CVR — Contingent Value Right

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	22	9/16/22	$1,946,580	$1,878,800	$(67,780)
Total unrealized appreciation					$—
Total unrealized depreciation					(67,780)
Total net unrealized appreciation (depreciation)					$(67,780)

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (99.2%)
Australia (4.0%):
Information Technology (0.8%):
Computershare Ltd.	126,111	$2,136,784
Materials (1.0%):
BlueScope Steel Ltd.	136,932	1,497,163
South32 Ltd.	542,501	1,469,818
		2,966,981
Real Estate (1.7%):
Dexus	345,734	2,111,164
Goodman Group	67,160	823,896
Stockland	480,804	1,193,554
Vicinity Centres	492,216	621,096
		4,749,710
Utilities (0.5%):
Origin Energy Ltd.	373,637	1,472,216
		11,325,691
Austria (0.6%):
Energy (0.4%):
OMV AG	25,099	1,174,486
Materials (0.2%):
voestalpine AG	25,288	536,147
		1,710,633
Belgium (1.4%):
Consumer Discretionary (0.3%):
D'ieteren Group	4,435	647,263
Financials (0.5%):
Sofina SA	7,027	1,432,537
Health Care (0.3%):
UCB SA	10,533	887,982
Utilities (0.3%):
Elia Group SA	6,173	872,518
		3,840,300
Canada (11.7%):
Communication Services (0.4%):
Shaw Communications, Inc., Class B (a)	35,732	1,050,672
Consumer Discretionary (0.7%):
Dollarama, Inc.	24,514	1,408,565
Magna International, Inc.	10,048	550,558
		1,959,123

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Consumer Staples (4.6%):
Alimentation Couche-Tard, Inc.	24,939	$970,725
Empire Co. Ltd., Class A	40,191	1,235,376
George Weston Ltd.	29,460	3,434,164
Loblaw Cos. Ltd.	40,318	3,628,448
Metro, Inc.	71,045	3,805,186
		13,073,899
Energy (1.5%):
ARC Resources Ltd.	38,012	478,263
Cenovus Energy, Inc.	51,960	986,473
Imperial Oil Ltd.	28,235	1,328,191
Tourmaline Oil Corp.	29,261	1,518,228
		4,311,155
Financials (1.5%):
Bank of Montreal	22,263	2,136,295
Canadian Imperial Bank of Commerce	22,331	1,082,143
Fairfax Financial Holdings Ltd.	1,803	953,391
		4,171,829
Industrials (0.4%):
WSP Global, Inc.	9,447	1,065,868
Materials (1.4%):
First Quantum Minerals Ltd.	17,597	333,128
Nutrien Ltd.	23,141	1,838,974
Teck Resources Ltd., Class B	32,152	981,048
West Fraser Timber Co. Ltd.	11,849	907,264
		4,060,414
Real Estate (0.6%):
RioCan Real Estate Investment Trust	105,604	1,638,972
Utilities (0.6%):
AltaGas Ltd.	78,872	1,660,656
		32,992,588
Denmark (1.6%):
Financials (0.3%):
Danske Bank A/S	54,887	773,920
Health Care (0.9%):
Novo Nordisk A/S, Class B	23,396	2,589,122
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	557	1,296,314
		4,659,356
Finland (0.7%):
Information Technology (0.5%):
Nokia Oyj	279,115	1,295,444
Utilities (0.2%):
Fortum Oyj	39,717	594,387
		1,889,831

See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
France (11.1%):
Communication Services (2.6%):
Bollore SE	384,222	$1,775,440
Orange SA	196,922	2,309,875
Publicis Groupe SA	24,230	1,181,951
Vivendi SE	197,128	1,998,216
		7,265,482
Consumer Discretionary (1.9%):
Cie Generale des Etablissements Michelin SCA	60,627	1,646,353
EssilorLuxottica SA	6,449	963,443
Hermes International	907	1,011,750
LVMH Moet Hennessy Louis Vuitton SE	1,523	926,190
Renault SA (b)	35,524	883,523
		5,431,259
Consumer Staples (0.7%):
Carrefour SA (c)	112,414	1,984,371
Financials (1.0%):
BNP Paribas SA	22,562	1,070,040
Credit Agricole SA	112,125	1,023,453
Societe Generale SA	39,085	853,591
		2,947,084
Health Care (1.4%):
Euroapi SA (b)	—	—
Ipsen SA	14,434	1,358,851
Sanofi	25,123	2,530,344
		3,889,195
Industrials (1.8%):
Bouygues SA	51,101	1,568,508
Cie de Saint-Gobain	24,882	1,065,093
Dassault Aviation SA	4,915	765,103
Eiffage SA	8,450	758,665
Thales SA	6,979	854,016
		5,011,385
Information Technology (0.5%):
Capgemini SE	8,750	1,495,183
Materials (0.2%):
Arkema SA	7,443	660,784
Utilities (1.0%):
Electricite de France SA	156,297	1,275,500
Engie SA	64,238	736,447
Veolia Environnement SA (b) (c)	28,240	687,600
		2,699,547
		31,384,290

See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Germany (5.9%):
Consumer Discretionary (1.7%):
Bayerische Motoren Werke AG	19,065	$1,464,162
Mercedes-Benz Group AG	18,230	1,052,409
Porsche Automobil Holding SE, Preference Shares	16,428	1,084,059
Volkswagen AG, Preference Shares	8,158	1,086,733
		4,687,363
Financials (0.6%):
Commerzbank AG (b)	132,666	927,315
Deutsche Bank AG, Registered Shares	104,042	904,751
		1,832,066
Health Care (1.5%):
Bayer AG, Registered Shares	28,880	1,712,517
Fresenius SE & Co. KGaA	48,058	1,451,995
Merck KGaA	6,041	1,016,801
		4,181,313
Industrials (1.0%):
Daimler Truck Holding AG (b)	51,981	1,353,692
Deutsche Post AG, Registered Shares	20,669	772,281
Rheinmetall AG	3,359	773,617
		2,899,590
Materials (0.6%):
Covestro AG (d)	15,214	524,560
HeidelbergCement AG	24,407	1,169,662
		1,694,222
Utilities (0.5%):
E.ON SE	99,799	835,510
Uniper SE	31,562	467,558
		1,303,068
		16,597,622
Hong Kong (4.0%):
Consumer Staples (0.7%):
WH Group Ltd. (d)	2,461,764	1,901,158
Industrials (1.7%):
CK Hutchison Holdings Ltd.	326,344	2,206,277
Jardine Matheson Holdings Ltd.	39,100	2,055,096
SITC International Holdings Co. Ltd.	182,199	515,464
		4,776,837
Real Estate (1.2%):
CK Asset Holdings Ltd.	347,623	2,458,672
Hongkong Land Holdings Ltd.	209,900	1,053,698
		3,512,370

See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Utilities (0.4%):
CK Infrastructure Holdings Ltd.	165,982	$1,017,431
		11,207,796
Israel (6.0%):
Financials (3.0%):
Bank Hapoalim BM	257,857	2,146,998
Bank Leumi Le-Israel BM	254,065	2,252,536
Israel Discount Bank Ltd., Class A	346,221	1,795,290
Mizrahi Tefahot Bank Ltd.	68,197	2,249,119
		8,443,943
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd., ADR (b)	142,455	1,071,262
Industrials (1.2%):
Elbit Systems Ltd.	13,371	3,043,662
Zim Integrated Shipping Services Ltd.	10,348	488,736
		3,532,398
Information Technology (0.3%):
Tower Semiconductor Ltd. (b)	16,342	759,203
Materials (0.5%):
ICL Group Ltd.	155,352	1,405,738
Real Estate (0.6%):
Azrieli Group Ltd.	25,669	1,791,329
		17,003,873
Italy (0.9%):
Communication Services (0.3%):
Telecom Italia SpA (b)	3,568,496	931,548
Energy (0.2%):
Eni SpA	53,986	639,346
Financials (0.4%):
UniCredit SpA	98,333	931,898
		2,502,792
Japan (25.1%):
Communication Services (1.0%):
Dentsu Group, Inc.	9,200	275,956
KDDI Corp.	34,800	1,098,651
Nippon Telegraph & Telephone Corp.	46,600	1,336,378
SoftBank Group Corp.	6,200	238,909
		2,949,894
Consumer Discretionary (3.9%):
Aisin Corp.	19,000	587,391
Bridgestone Corp. (c)	25,700	936,403
Denso Corp.	11,500	610,150
Honda Motor Co. Ltd.	30,400	736,868
Iida Group Holdings Co. Ltd.	46,600	716,554

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Isuzu Motors Ltd.	48,900	$540,274
Mazda Motor Corp.	74,000	604,615
Nissan Motor Co. Ltd. (c)	151,400	588,638
Open House Group Co. Ltd.	7,100	282,213
Panasonic Corp.	38,100	307,509
Sekisui House Ltd.	56,700	991,848
Subaru Corp.	44,200	784,574
Sumitomo Electric Industries Ltd.	67,400	743,680
Toyota Industries Corp.	12,000	741,968
Toyota Motor Corp.	60,300	932,097
USS Co. Ltd.	27,200	470,301
Yamaha Motor Co. Ltd.	29,600	541,648
		11,116,731
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	41,500	1,008,060
Asahi Group Holdings Ltd.	24,400	798,336
Japan Tobacco, Inc.	76,200	1,315,853
Seven & i Holdings Co. Ltd.	24,700	957,601
Suntory Beverage & Food Ltd.	28,300	1,068,632
		5,148,482
Energy (0.9%):
ENEOS Holdings, Inc.	237,000	896,153
Idemitsu Kosan Co. Ltd.	38,244	920,525
Inpex Corp.	61,700	667,616
		2,484,294
Financials (3.8%):
Concordia Financial Group Ltd.	208,800	722,358
Daiwa Securities Group, Inc.	85,700	382,277
Japan Post Bank Co. Ltd.	123,500	959,056
Japan Post Holdings Co. Ltd.	128,800	918,774
Japan Post Insurance Co. Ltd.	48,500	775,043
Mitsubishi HC Capital, Inc.	89,400	411,942
Mitsubishi UFJ Financial Group, Inc.	157,600	846,148
Mizuho Financial Group, Inc.	81,800	929,060
ORIX Corp.	39,400	660,074
Resona Holdings, Inc.	212,500	794,754
Sumitomo Mitsui Financial Group, Inc.	29,700	881,458
Sumitomo Mitsui Trust Holdings, Inc.	28,200	867,660
The Chiba Bank Ltd.	137,600	750,518
The Shizuoka Bank Ltd.	144,100	864,462
		10,763,584
Health Care (0.6%):
Ono Pharmaceutical Co. Ltd.	16,900	433,152
Shionogi & Co. Ltd.	15,100	761,919
Takeda Pharmaceutical Co. Ltd.	15,600	438,414
		1,633,485

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Industrials (5.2%):
AGC, Inc.	18,800	$660,086
Dai Nippon Printing Co. Ltd.	35,300	760,280
Fuji Electric Co. Ltd.	14,700	608,104
Hitachi Ltd.	15,100	715,570
ITOCHU Corp.	37,800	1,020,298
Kajima Corp.	75,900	869,871
Marubeni Corp.	78,600	708,155
Mitsubishi Corp.	33,100	983,583
Mitsubishi Heavy Industries Ltd.	10,200	356,255
Mitsui & Co. Ltd.	39,800	877,267
Mitsui Osk Lines Ltd.	20,900	477,675
NGK Insulators Ltd.	50,100	674,122
Nippon Express Holdings, Inc.	6,700	363,468
Nippon Yusen KK	7,100	484,465
Obayashi Corp.	116,900	847,569
Shimizu Corp.	152,600	842,442
Sumitomo Corp.	67,500	922,656
Taisei Corp.	30,400	945,420
TOPPAN, Inc.	42,100	702,519
Toshiba Corp.	7,800	316,639
Toyota Tsusho Corp.	17,200	560,863
		14,697,307
Information Technology (3.5%):
Brother Industries Ltd.	45,100	791,752
Canon, Inc. (c)	38,500	874,259
FUJIFILM Holdings Corp.	17,000	910,721
Fujitsu Ltd.	5,700	711,792
Hirose Electric Co. Ltd.	3,600	477,244
Ibiden Co. Ltd.	15,200	427,956
Kyocera Corp.	18,900	1,009,447
NEC Corp.	19,300	748,673
NTT Data Corp.	47,900	661,444
Renesas Electronics Corp. (b)	45,200	410,229
Ricoh Co. Ltd.	78,700	614,631
Rohm Co. Ltd.	9,200	640,624
Seiko Epson Corp.	44,500	628,906
SUMCO Corp. (a)	18,500	239,531
TDK Corp.	9,800	302,249
Tokyo Electron Ltd.	1,400	456,516
		9,905,974
Materials (1.7%):
JFE Holdings, Inc.	45,200	475,772
Mitsubishi Chemical Holdings Corp.	72,700	394,390
Mitsui Chemicals, Inc.	32,100	682,853
Nippon Steel Corp.	38,300	535,363
Oji Holdings Corp.	167,300	724,099
Sumitomo Chemical Co. Ltd.	181,300	708,625

See notes to financial statements.

41

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Sumitomo Metal Mining Co. Ltd.	15,700	$491,149
Tosoh Corp.	56,000	694,564
		4,706,815
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	8,900	767,134
Daiwa House Industry Co. Ltd.	30,200	702,900
Hulic Co. Ltd.	110,700	855,581
Nippon Building Fund, Inc.	75	373,192
		2,698,807
Utilities (1.7%):
Chubu Electric Power Co., Inc.	117,200	1,178,427
Osaka Gas Co. Ltd.	64,100	1,224,862
The Kansai Electric Power Co., Inc.	103,900	1,027,872
Tokyo Electric Power Co. Holdings, Inc. (b)	208,900	871,858
Tokyo Gas Co. Ltd.	26,500	547,536
		4,850,555
		70,955,928
Luxembourg (0.3%):
Materials (0.3%):
ArcelorMittal SA	37,565	844,744
Netherlands (2.7%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	99,319	2,581,279
Financials (1.3%):
ABN AMRO Bank NV (d)	46,846	524,767
Aegon NV	239,530	1,033,715
ING Groep NV	48,187	475,104
NN Group NV	34,521	1,564,133
		3,597,719
Industrials (0.1%):
AerCap Holdings NV (b)	7,539	308,647
Information Technology (0.2%):
ASM International NV	2,222	554,263
Materials (0.2%):
OCI NV	14,823	487,834
		7,529,742
Norway (1.4%):
Energy (0.7%):
Equinor ASA	59,113	2,049,562
Industrials (0.3%):
Kongsberg Gruppen ASA	26,428	944,263

See notes to financial statements.

42

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (0.4%):
Norsk Hydro ASA	202,177	$1,128,782
		4,122,607
Portugal (0.4%):
Consumer Staples (0.4%):
Jeronimo Martins SGPS SA	56,309	1,220,922
Singapore (2.2%):
Consumer Staples (0.7%):
Wilmar International Ltd.	723,700	2,100,847
Industrials (0.4%):
Keppel Corp. Ltd.	233,300	1,087,962
Real Estate (1.1%):
CapitaLand Investment Ltd.	801,200	2,199,169
City Developments Ltd.	161,700	946,939
		3,146,108
		6,334,917
Spain (2.6%):
Communication Services (0.7%):
Telefonica SA	373,053	1,896,212
Energy (0.5%):
Repsol SA	102,440	1,504,691
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	234,423	1,061,304
Banco Santander SA	398,335	1,119,384
CaixaBank SA (c)	209,271	725,698
		2,906,386
Utilities (0.4%):
Naturgy Energy Group SA (c)	34,001	976,454
		7,283,743
Sweden (2.1%):
Consumer Discretionary (0.2%):
Volvo Car AB, Class B (b) (c)	82,537	547,379
Financials (0.8%):
Investor AB, Class A (c)	126,563	2,268,214
Health Care (0.2%):
Getinge AB, B Shares	23,579	543,950
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, Class B	99,461	740,275
Materials (0.5%):
Boliden AB	20,272	643,626
Holmen AB, B Shares	21,720	879,407
		1,523,033

See notes to financial statements.

43

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Real Estate (0.1%):
Fastighets AB Balder, B Shares (b)	75,228	$359,791
		5,982,642
Switzerland (2.3%):
Consumer Discretionary (0.5%):
Cie Financiere Richemont SA, Registered Shares	14,135	1,500,833
Health Care (1.3%):
Novartis AG, Registered Shares	15,986	1,350,048
Sonova Holding AG	2,756	875,149
Vifor Pharma AG	9,075	1,568,823
		3,794,020
Materials (0.5%):
Glencore PLC	248,571	1,343,651
		6,638,504
United Kingdom (12.0%):
Communication Services (1.4%):
BT Group PLC	635,971	1,438,894
Vodafone Group PLC	1,191,941	1,833,466
WPP PLC	53,943	540,203
		3,812,563
Consumer Discretionary (0.8%):
Barratt Developments PLC	105,068	583,640
Kingfisher PLC	214,163	635,399
Stellantis NV	88,928	1,096,295
		2,315,334
Consumer Staples (2.9%):
British American Tobacco PLC	50,286	2,149,347
Imperial Brands PLC	80,484	1,794,572
J Sainsbury PLC	672,998	1,667,334
Tesco PLC	812,738	2,521,855
		8,133,108
Energy (0.2%):
Shell PLC	24,923	645,912
Financials (2.4%):
3i Group PLC	55,902	752,561
Aviva PLC	114,763	559,306
Barclays PLC	613,902	1,141,588
HSBC Holdings PLC	153,013	995,285
Lloyds Banking Group PLC	1,098,622	564,508
NatWest Group PLC	486,656	1,290,192
Standard Chartered PLC	215,078	1,615,789
		6,919,229

See notes to financial statements.

44

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Health Care (1.4%):
AstraZeneca PLC	8,245	$1,081,416
GSK PLC (a)	135,847	2,912,869
		3,994,285
Industrials (0.8%):
BAE Systems PLC	114,904	1,158,501
CNH Industrial NV	96,284	1,109,270
		2,267,771
Materials (0.4%):
Anglo American PLC	29,476	1,051,359
Real Estate (0.8%):
Segro PLC	189,615	2,249,349
Utilities (0.9%):
National Grid PLC	198,422	2,535,036
		33,923,946
United States (0.2%):
Health Care (0.2%):
Bausch Health Cos., Inc. (b)	86,381	720,539
Total Common Stocks (Cost $299,869,900)		280,673,006
Collateral for Securities Loaned (3.3%)^
United States (3.3%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (e)	293,077	293,077
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (e)	146,260	146,260
HSBC U.S. Government Money Market Fund I Shares, 1.46% (e)	1,824,154	1,824,154
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (e)	1,166,230	1,166,230
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (e)	777,744	777,744
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (e)	5,243,597	5,243,597
Total Collateral for Securities Loaned (Cost $9,451,062)		9,451,062
Total Investments (Cost $309,320,962) — 102.5%		290,124,068
Liabilities in excess of other assets — (2.5)%		(7,166,906)
NET ASSETS — 100.00%		$282,957,162

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $2,950,485 and amounted to 1.0% of net assets.

See notes to financial statements.

45

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022

(e)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	13	9/16/22	$1,218,983	$1,206,790	$(12,193)
Total unrealized appreciation					$—
Total unrealized depreciation					(12,193)
Total net unrealized appreciation (depreciation)					$(12,193)

See notes to financial statements.

46

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments June 30, 2022
Security Description	Shares	Value
Common Stocks (98.3%)
Brazil (2.7%):
Communication Services (1.1%):
Telefonica Brasil SA	198,900	$1,789,908
TIM SA	255,400	623,183
		2,413,091
Consumer Staples (0.4%):
JBS SA	152,100	918,804
Energy (0.2%):
Petroleo Brasileiro SA, Preference Shares	67,100	358,375
Health Care (0.3%):
Hypera SA	85,400	621,216
Materials (0.5%):
Braskem SA, Preference Shares	34,300	244,257
Cia Siderurgica Nacional SA	97,400	287,574
Vale SA	34,900	510,942
		1,042,773
Utilities (0.2%):
Centrais Eletricas Brasileiras SA	46,600	411,691
		5,765,950
Chile (0.5%):
Consumer Staples (0.4%):
Cencosud SA	602,418	751,041
Industrials (0.1%):
Cia Sud Americana de Vapores SA	3,681,842	322,218
		1,073,259
China (20.7%):
Communication Services (0.5%):
China Tower Corp. Ltd., Class H (a)	5,738,000	738,552
JOYY, Inc., ADR (b)	7,520	224,547
		963,099
Consumer Discretionary (1.6%):
Brilliance China Automotive Holdings Ltd. (c) (d) (g)	937,510	610,515
Dongfeng Motor Group Co. Ltd., Class H	1,182,000	897,765
Guangzhou Automobile Group Co. Ltd., Class H	1,002,000	969,189
TAL Education Group, ADR (c)	93,405	454,882
Xtep International Holdings Ltd.	248,500	449,691
		3,382,042
Consumer Staples (0.7%):
Want Want China Holdings Ltd.	1,666,000	1,447,966
See notes to financial statements.

47

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Energy (2.7%):
China Coal Energy Co. Ltd., Class H	1,438,000	$1,218,652
China Shenhua Energy Co. Ltd., Class H	469,500	1,346,224
China Suntien Green Energy Corp. Ltd., Class H	741,000	377,726
Inner Mongolia Yitai Coal Co. Ltd., Class B (c)	392,300	642,980
PetroChina Co. Ltd., Class H	2,472,000	1,178,200
Yankuang Energy Group Co. Ltd., Class H	302,000	946,763
		5,710,545
Financials (8.5%):
360 DigiTech, Inc., ADR	18,250	315,725
Agricultural Bank of China Ltd., Class H (c) (e)	4,957,000	1,869,863
Bank of China Ltd., Class H (b) (c) (e)	5,786,000	2,307,926
Bank of Communications Co. Ltd., Class H	2,795,000	1,930,546
China Cinda Asset Management Co. Ltd., Class H	7,807,000	1,223,738
China CITIC Bank Corp. Ltd., Class H	3,897,000	1,743,158
China Construction Bank Corp., Class H (e)	2,587,000	1,737,425
China Everbright Bank Co. Ltd., Class H	4,069,000	1,317,105
China Galaxy Securities Co. Ltd., Class H	2,088,000	1,205,391
China Minsheng Banking Corp. Ltd., Class H (b)	4,396,000	1,568,609
Industrial & Commercial Bank of China Ltd., Class H (b)	3,010,000	1,787,523
The People's Insurance Co. Group of China Ltd., Class H	2,441,000	746,583
		17,753,592
Health Care (2.4%):
3SBio, Inc. (a)	1,121,500	891,832
Cansino Biologics, Inc., Class H (a) (c)	29,400	301,046
China Medical System Holdings Ltd.	530,000	826,716
Genscript Biotech Corp. (c)	96,000	348,059
Shanghai Pharmaceuticals Holding Co. Ltd.	837,000	1,386,653
Sinopharm Group Co. Ltd., Class H	510,800	1,238,114
		4,992,420
Industrials (1.6%):
China Railway Group Ltd., Class H	2,124,000	1,312,790
China State Construction International Holdings Ltd.	792,000	876,081
COSCO SHIPPING Holdings Co. Ltd., Class H	409,000	571,259
Fosun International Ltd.	643,500	594,546
		3,354,676
Information Technology (0.4%):
Daqo New Energy Corp., ADR (c)	12,288	877,117
Materials (1.1%):
Aluminum Corp. of China Ltd., Class H	596,000	225,581
China Hongqiao Group Ltd. (b)	680,000	768,655
China National Building Material Co. Ltd., Class H	664,000	709,106
Dongyue Group Ltd.	229,000	286,580
Jiangxi Copper Co. Ltd., Class H	268,000	366,808
		2,356,730

See notes to financial statements.

48

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Real Estate (0.2%):
Longfor Group Holdings Ltd. (a)	107,000	$505,209
Utilities (1.0%):
China Power International Development Ltd.	1,861,000	1,181,068
Huaneng Power International, Inc., Class H	1,842,000	917,837
		2,098,905
		43,442,301
Cyprus (0.0%): (f)
Financials (0.0%):
TCS Group Holding PLC, GDR (c) (d) (g)	15,868	9,854
Czech Republic (0.8%):
Utilities (0.8%):
CEZ A/S (e)	38,445	1,727,252
Greece (1.1%):
Communication Services (0.6%):
Hellenic Telecommunications Organization SA	71,411	1,237,055
Consumer Discretionary (0.2%):
FF Group (c) (d) (g)	14,913	3,742
OPAP SA	33,578	479,169
		482,911
Financials (0.3%):
Alpha Services and Holdings SA (c)	176,781	153,766
Eurobank Ergasias Services and Holdings SA (c)	590,397	520,447
		674,213
		2,394,179
Hong Kong (7.2%):
Health Care (0.6%):
China Traditional Chinese Medicine Holdings Co. Ltd.	1,862,000	1,150,855
Industrials (2.0%):
China Everbright Environment Group Ltd.	849,000	500,942
China Merchants Port Holdings Co. Ltd.	666,000	1,132,216
CITIC Ltd.	1,330,000	1,347,466
Orient Overseas International Ltd.	10,000	265,071
Sinotruk Hong Kong Ltd.	695,500	974,965
		4,220,660
Information Technology (0.8%):
Kingboard Holdings Ltd.	247,000	934,873
Kingboard Laminates Holdings Ltd.	273,500	337,390
Lenovo Group Ltd.	524,000	489,479
		1,761,742
Materials (0.2%):
Nine Dragons Paper Holdings Ltd.	509,000	430,710

See notes to financial statements.

49

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Real Estate (2.3%):
China Jinmao Holdings Group Ltd.	1,480,000	$397,964
China Overseas Land & Investment Ltd., Class H	204,000	644,735
China Overseas Property Holdings Ltd.	780,000	839,944
China Resources Land Ltd.	120,000	559,708
The Wharf Holdings Ltd.	139,000	506,617
Yuexiu Property Co. Ltd.	1,472,000	1,887,143
		4,836,111
Utilities (1.3%):
Beijing Enterprises Holdings Ltd.	473,000	1,681,761
China Resources Power Holdings Co. Ltd.	252,000	520,253
Kunlun Energy Co. Ltd.	532,000	435,935
		2,637,949
		15,038,027
Hungary (0.8%):
Energy (0.6%):
MOL Hungarian Oil & Gas PLC	162,165	1,246,766
Health Care (0.2%):
Richter Gedeon Nyrt	30,507	548,988
		1,795,754
India (8.9%):
Consumer Discretionary (1.5%):
Page Industries Ltd.	2,198	1,117,933
Tata Motors Ltd. (c)	119,741	624,386
Titan Co. Ltd.	40,815	1,003,288
Trent Ltd.	36,734	499,640
		3,245,247
Consumer Staples (0.3%):
United Spirits Ltd. (c)	61,270	589,444
Energy (1.1%):
Indian Oil Corp. Ltd.	1,327,421	1,248,042
Oil & Natural Gas Corp. Ltd.	505,813	970,666
		2,218,708
Financials (0.2%):
State Bank of India	73,967	436,370
Health Care (1.1%):
Apollo Hospitals Enterprise Ltd.	22,129	1,032,159
Sun Pharmaceutical Industries Ltd.	121,516	1,278,055
		2,310,214
Industrials (0.8%):
Adani Enterprises Ltd.	31,324	869,008
Bharat Electronics Ltd.	168,130	498,392
Indian Railway Catering & Tourism Corp. Ltd.	51,103	372,858
		1,740,258

See notes to financial statements.

50

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Information Technology (0.7%):
Mindtree Ltd.	11,487	$419,938
Mphasis Ltd.	20,027	581,759
Tata Elxsi Ltd.	4,260	440,742
		1,442,439
Materials (1.7%):
Hindalco Industries Ltd.	146,310	627,407
JSW Steel Ltd.	62,395	446,003
SRF Ltd.	40,078	1,142,976
Tata Steel Ltd.	66,634	731,584
Vedanta Ltd.	188,502	532,286
		3,480,256
Real Estate (0.2%):
DLF Ltd.	95,255	377,172
Utilities (1.3%):
Adani Total Gas Ltd.	14,922	452,143
Adani Transmission Ltd. (c)	25,824	808,883
NTPC Ltd.	396,197	716,915
The Tata Power Co. Ltd.	309,435	792,273
		2,770,214
		18,610,322
Indonesia (2.9%):
Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk	4,896,900	1,314,825
Consumer Discretionary (0.3%):
PT Astra International Tbk	1,217,000	541,206
Consumer Staples (1.3%):
PT Gudang Garam Tbk	536,400	1,122,488
PT Indofood Sukses Makmur Tbk	3,221,900	1,524,712
		2,647,200
Energy (0.4%):
PT Adaro Energy Indonesia Tbk	4,538,600	871,314
Materials (0.3%):
PT Merdeka Copper Gold Tbk (c)	1,364,100	365,347
PT Vale Indonesia Tbk (c)	702,600	266,467
		631,814
		6,006,359
Korea, Republic Of (16.6%):
Communication Services (1.4%):
LG Uplus Corp.	144,485	1,418,811
Pearl Abyss Corp. (c)	5,150	202,684
SK Telecom Co. Ltd.	35,441	1,419,387
		3,040,882

See notes to financial statements.

51

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Consumer Discretionary (3.2%):
CJ ENM Co. Ltd.	6,546	$472,397
F&F Co. Ltd.	6,827	707,202
Hankook Tire & Technology Co. Ltd.	36,521	926,808
Hyundai Mobis Co. Ltd.	5,686	871,468
Hyundai Motor Co.	6,701	931,555
Kia Corp.	15,090	898,380
LG Electronics, Inc.	11,234	763,988
Lotte Shopping Co. Ltd.	14,981	1,199,957
		6,771,755
Consumer Staples (2.3%):
BGF Retail Co. Ltd.	4,063	591,426
CJ CheilJedang Corp.	3,886	1,134,315
E-MART, Inc.	12,403	1,007,791
KT&G Corp.	33,602	2,127,298
		4,860,830
Energy (0.8%):
GS Holdings Corp.	49,502	1,595,547
Financials (4.2%):
DB Insurance Co. Ltd.	23,001	1,085,922
Hana Financial Group, Inc.	29,452	892,588
Industrial Bank of Korea	156,259	1,157,742
KB Financial Group, Inc.	25,897	960,367
Meritz Financial Group, Inc.	14,284	284,382
Meritz Fire & Marine Insurance Co. Ltd.	29,692	758,079
Meritz Securities Co. Ltd.	242,873	849,232
NH Investment & Securities Co. Ltd.	69,489	484,347
Shinhan Financial Group Co. Ltd.	42,068	1,200,415
Woori Financial Group, Inc.	119,108	1,109,987
		8,783,061
Health Care (0.2%):
Seegene, Inc.	14,710	409,555
Industrials (1.4%):
Ecopro BM Co. Ltd.	5,248	458,755
GS Engineering & Construction Corp.	34,735	844,030
HMM Co. Ltd.	30,771	583,000
Hyundai Engineering & Construction Co. Ltd.	16,068	511,716
LG Corp.	8,563	513,754
		2,911,255
Information Technology (1.6%):
L&F Co. Ltd. (c)	1,526	246,811
LG Display Co. Ltd.	69,627	780,247
LG Innotek Co. Ltd.	3,809	1,004,761
SK Hynix, Inc.	12,470	873,976
SK Square Co. Ltd. (c)	12,384	372,455
		3,278,250

See notes to financial statements.

52

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Materials (1.5%):
Hyundai Steel Co.	26,877	$664,473
Kumho Petrochemical Co. Ltd.	6,726	720,051
Lotte Chemical Corp.	6,510	902,495
POSCO Holdings, Inc.	5,113	907,692
		3,194,711
		34,845,846
Luxembourg (0.3%):
Financials (0.3%):
Reinet Investments SCA	31,218	544,612
Malaysia (2.1%):
Consumer Discretionary (0.6%):
Genting Bhd	1,154,800	1,189,516
Consumer Staples (0.6%):
Kuala Lumpur Kepong Bhd	138,000	686,947
Sime Darby Plantation Bhd	513,500	504,471
		1,191,418
Health Care (0.9%):
IHH Healthcare Bhd	1,356,600	1,985,268
		4,366,202
Mexico (3.1%):
Communication Services (0.4%):
America Movil SAB de CV, Class L	803,613	818,520
Consumer Staples (2.7%):
Arca Continental SAB de CV	335,400	2,202,669
Coca-Cola Femsa SAB de CV	173,987	960,148
Gruma SAB de CV, Class B	65,900	726,914
Grupo Bimbo SAB de CV, Class A	543,801	1,761,931
		5,651,662
		6,470,182
Philippines (0.5%):
Communication Services (0.5%):
PLDT, Inc.	33,710	1,029,968
Poland (1.3%):
Communication Services (0.6%):
Cyfrowy Polsat SA	84,724	399,889
Orange Polska SA	574,480	801,181
		1,201,070
Consumer Discretionary (0.1%):
LPP SA	102	204,075
Energy (0.2%):
Polski Koncern Naftowy ORLEN SA	27,329	416,514

See notes to financial statements.

53

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Financials (0.1%):
Bank Polska Kasa Opieki SA	15,254	$276,658
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (c)	282,387	669,247
		2,767,564
Russian Federation (0.0%): (f)
Consumer Staples (0.0%):
Magnit PJSC, GDR (d) (g)	32,414	74
Energy (0.0%):
Gazprom PJSC (d) (g) (h) (i)	324,752	14,117
Financials (0.0%):
Sberbank of Russia PJSC (c) (d) (g) (h) (i)	177,888	691
Materials (0.0%):
PhosAgro PJSC, GDR (d) (e) (g)	35,429	274
Severstal PAO (d) (g) (h) (i)	37,552	9,671
United Co. RUSAL International PJSC (c) (d) (g) (h) (i)	555,630	6,323
		16,268
Utilities (0.0%): (f)
Inter RAO UES PJSC (d) (g)	23,475,472	12,220
		43,370
South Africa (2.8%):
Communication Services (0.2%):
MTN Group Ltd.	64,663	521,172
Consumer Discretionary (0.7%):
Pepkor Holdings Ltd. (a)	606,663	708,036
The Foschini Group Ltd.	41,738	310,821
Woolworths Holdings Ltd.	134,299	444,726
		1,463,583
Consumer Staples (0.4%):
Shoprite Holdings Ltd.	71,729	866,396
Energy (0.2%):
Exxaro Resources Ltd.	35,145	425,151
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd.	75,967	644,740
Materials (1.0%):
African Rainbow Minerals Ltd.	53,872	702,893
Gold Fields Ltd.	25,573	238,832
Impala Platinum Holdings Ltd.	43,098	476,531
Sasol Ltd. (c)	19,555	443,657
Sibanye Stillwater Ltd.	76,508	189,933
		2,051,846
		5,972,888

See notes to financial statements.

54

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Taiwan (16.8%):
Communication Services (1.5%):
Chunghwa Telecom Co. Ltd.	407,000	$1,669,968
Far EasTone Telecommunications Co. Ltd.	523,000	1,470,490
		3,140,458
Consumer Discretionary (0.7%):
Pou Chen Corp.	1,365,000	1,354,280
Financials (4.7%):
Cathay Financial Holding Co. Ltd.	438,000	749,801
China Development Financial Holding Corp.	2,885,000	1,426,320
Fubon Financial Holding Co. Ltd.	341,000	685,819
Shin Kong Financial Holding Co. Ltd.	2,203,000	649,042
SinoPac Financial Holdings Co. Ltd.	3,785,000	2,138,598
Taishin Financial Holding Co. Ltd.	3,127,000	1,714,231
Taiwan Cooperative Financial Holding Co. Ltd.	2,784,000	2,514,013
		9,877,824
Industrials (1.2%):
China Airlines Ltd. (c)	490,000	387,274
Eva Airways Corp. (c)	410,000	436,427
Evergreen Marine Corp. Ltd.	156,000	443,863
Walsin Lihwa Corp.	355,000	430,415
Wan Hai Lines Ltd.	116,000	464,258
Yang Ming Marine Transport Corp.	148,000	409,652
		2,571,889
Information Technology (7.8%):
Acer, Inc.	1,549,000	1,130,486
ASE Technology Holding Co. Ltd.	343,000	881,336
Asustek Computer, Inc.	141,000	1,472,430
AU Optronics Corp. (c)	1,383,000	758,165
Catcher Technology Co. Ltd.	129,000	718,028
Compal Electronics, Inc. (e)	1,241,000	949,527
E Ink Holdings, Inc.	174,000	1,103,099
Hon Hai Precision Industry Co. Ltd.	209,000	766,173
Innolux Corp.	1,653,000	672,686
Lite-On Technology Corp.	831,000	1,618,205
Nan Ya Printed Circuit Board Corp.	20,000	175,223
Pegatron Corp.	331,000	634,537
Quanta Computer, Inc. (e)	283,000	759,527
Synnex Technology International Corp.	836,000	1,495,794
Unimicron Technology Corp.	95,000	506,415
United Microelectronics Corp.	265,000	348,925
Winbond Electronics Corp.	389,000	283,899
WPG Holdings Ltd. (e)	1,121,000	2,077,357
		16,351,812
Materials (0.3%):
China Steel Corp.	620,000	593,236

See notes to financial statements.

55

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
Real Estate (0.6%):
Ruentex Development Co. Ltd.	528,000	$1,303,419
		35,192,918
Thailand (3.4%):
Communication Services (0.2%):
True Corp. PCL	3,875,200	504,198
Consumer Staples (0.9%):
Charoen Pokphand Foods PCL	967,900	711,792
Thai Union Group PCL	2,430,400	1,175,501
		1,887,293
Financials (0.9%):
JMT Network Services PCL	225,200	466,579
Krung Thai Bank PCL	3,348,400	1,467,973
		1,934,552
Health Care (1.1%):
Bangkok Dusit Medical Services PCL	1,059,800	749,399
Bumrungrad Hospital PCL	301,700	1,527,487
		2,276,886
Real Estate (0.3%):
Land & Houses PCL	2,692,400	635,880
		7,238,809
Turkey (3.8%):
Communication Services (0.5%):
Turkcell Iletisim Hizmetleri A/S	982,938	953,709
Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi A/S	43,431	694,521
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S	114,742	555,619
Energy (0.2%):
Turkiye Petrol Rafinerileri A/S (c)	33,316	527,780
Financials (1.0%):
Akbank TAS	1,645,522	790,410
Haci Omer Sabanci Holding A/S	392,042	444,016
Turkiye Is Bankasi A/S	3,421,992	897,693
		2,132,119
Industrials (1.2%):
KOC Holding AS	392,727	860,888
Turk Hava Yollari AO (c)	144,123	403,974
Turkiye Sise ve Cam Fabrikalari A/S	902,458	1,162,091
		2,426,953
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS (b)	453,200	736,672
		8,027,373

See notes to financial statements.

56

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022
Security Description	Shares	Value
United Arab Emirates (2.0%):
Communication Services (0.6%):
Emirates Telecommunications Group Co. PJSC	171,091	$1,215,724
Financials (0.7%):
Abu Dhabi Islamic Bank PJSC	316,952	647,175
Dubai Islamic Bank PJSC	492,858	772,879
		1,420,054
Real Estate (0.7%):
Aldar Properties PJSC	839,778	1,017,400
Emaar Properties PJSC	320,666	453,966
		1,471,366
		4,107,144
Total Common Stocks (Cost $221,419,851)		206,470,133
Rights (0.0%) (f)
Taiwan (0.0%): (f)
Financials (0.0%):
Taishin Financial Holdings, Expires 7/14/22 (c) (d)	61,601	—
Industrials (0.0%): (f)
Walsin Lihwa Corp., Expires 8/4/22 (c)	24,814	3,421
		3,421
Total Rights (Cost $—)		3,421
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (j)	41,993	41,993
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (j)	20,957	20,957
HSBC U.S. Government Money Market Fund I Shares, 1.46% (j)	261,371	261,371
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (j)	167,101	167,101
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (j)	111,438	111,438
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (j)	751,321	751,321
Total Collateral for Securities Loaned (Cost $1,354,181)		1,354,181
Total Investments (Cost $222,774,032) — 99.0%		207,827,735
Other assets in excess of liabilities — 1.0%		2,108,072
NET ASSETS — 100.00%		$209,935,807

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $3,144,675 and amounted to 1.5% of net assets.

See notes to financial statements.

57

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued June 30, 2022

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(e)  All or a portion of this security has been segregated as collateral for derivative instruments.

(f)  Amount represents less than 0.05% of net assets.

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.3% of net assets.

(h)  Restricted security that is not registered under the Securities Act of 1933.

(i)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Gazprom PJSC	12/8/2017	$722,938
Sberbank of Russia PJSC	10/24/2017	634,243
Severstal PAO	5/27/2021	881,363
United Co. RUSAL International PJSC	11/30/2021	516,962

(j)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	24	9/16/22	$1,219,243	$1,203,240	$(16,003)
Total unrealized appreciation					$—
Total unrealized depreciation					(16,003)
Total net unrealized appreciation (depreciation)					$(16,003)

See notes to financial statements.

58

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Assets:
Investments, at value (Cost $267,371,038 and $266,246,823)	$265,467,160	$259,379,605	(a)
Cash	1,600,126	1,706,128
Deposit with broker for futures contracts	183,316	166,461
Receivables:
Interest and dividends	292,016	257,265
From Adviser	6,735	—
Prepaid expenses	1,878	1,626
Total Assets	267,551,231	261,511,085
Liabilities:
Payables:
Collateral received on loaned securities	—	4,071,008
Variation margin on open futures contracts	14,288	6,825
Accrued expenses and other payables:
Investment advisory fees	34,016	32,250
Administration fees	1,158	2,467
Custodian fees	2,673	2,538
Compliance fees	172	162
Trustees' fees	29,550	26,234
Other accrued expenses	8,226	13,151
Total Liabilities	90,083	4,154,635
Net Assets:
Capital	344,422,766	313,777,472
Total accumulated earnings/(loss)	(76,961,618)	(56,421,022)
Net Assets	$267,461,148	$257,356,450
Shares (unlimited shares authorized, with no par value):	4,450,000	4,250,000
Net asset value:	$60.10	$60.55

(a)  Includes $3,833,348 of securities on loan.

See notes to financial statements.

59

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2022
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Assets:
Investments, at value (Cost $309,320,962 and $222,774,032)	$290,124,068	(a)	$207,827,735	(b)
Foreign currency, at value (Cost $142,044 and $143,124)	143,016		143,097
Cash	1,457,014		873,546
Deposit with broker for futures contracts	179,369		153,077
Receivables:
Interest and dividends	679,430		2,482,874
Investments sold	789		—
Reclaims	630,240		7,626
From Adviser	6,608		15,671
Prepaid expenses	2,050		1,401
Total Assets	293,222,584		211,505,027
Liabilities:
Payables:
Collateral received on loaned securities	9,451,062		1,354,181
Investments purchased	665,522		—
Variation margin on open futures contracts	3,158		3,177
Accrued foreign capital gains taxes	—		61,778
Accrued expenses and other payables:
Investment advisory fees	60,986		53,975
Administration fees	2,407		2,282
Custodian fees	17,921		38,025
Compliance fees	187		135
Trustees' fees	47,478		33,789
Other accrued expenses	16,701		21,878
Total Liabilities	10,265,422		1,569,220
Net Assets:
Capital	365,634,117		245,475,741
Total accumulated earnings/(loss)	(82,676,955)		(35,539,934)
Net Assets	$282,957,162		$209,935,807
Shares (unlimited shares authorized, with no par value):	7,050,000		5,150,000
Net asset value:	$40.14		$40.76

(a)  Includes $7,545,965 of securities on loan.

(b)  Includes $1,278,323 of securities on loan.

See notes to financial statements.

60

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Income:
Dividends	$6,271,457	$3,871,937
Interest	—	341
Securities lending (net of fees)	10,633	155,351
Foreign tax withholding	(2,676)	(4,221)
Total Income	6,279,414	4,023,408
Expenses:
Investment advisory fees	525,522	429,272
Administration fees	189,874	155,055
Sub-Administration fees	17,949	19,616
Custodian fees	18,854	15,952
Servicing fees	3,756	3,756
Trustees' fees	24,299	18,708
Compliance fees	2,560	2,034
Legal and audit fees	16,477	20,111
Line of credit fees	143	—
Licensing fees	48,927	37,138
Other expenses	93,162	83,052
Total Expenses	941,523	784,694
Expenses waived/reimbursed by Adviser	(241,640)	(90,764)
Net Expenses	699,883	693,930
Net Investment Income (Loss)	5,579,531	3,329,478
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,669,264)	(12,074,123)
Net realized gains (losses) from futures contracts	47,624	(198,572)
Net realized gains (losses) from in-kind redemptions	65,867,169	33,659,945
Net change in unrealized appreciation/depreciation on investment securities	(84,415,089)	(69,287,683)
Net change in unrealized appreciation/depreciation on futures contracts	(103,321)	(60,729)
Net realized/unrealized gains (losses) on investments	(20,272,881)	(47,961,162)
Change in net assets resulting from operations	$(14,693,350)	$(44,631,684)

See notes to financial statements.

61

Victory Portfolios II	Statements of Operations For the Year Ended June 30, 2022
	VictoryShares USAA MSCI International Value Momentum ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Income:
Dividends	$12,577,196	$11,239,103
Non-cash dividends	—	896,433
Interest	617	11
Securities lending (net of fees)	99,151	17,838
Foreign tax withholding	(1,406,327)	(1,464,610)
Total Income	11,270,637	10,688,775
Expenses:
Investment advisory fees	851,308	713,002
Administration fees	184,501	128,768
Sub-Administration fees	17,949	19,943
Custodian fees	105,065	245,809
Servicing fees	5,008	5,008
Trustees' fees	22,354	15,890
Compliance fees	2,443	1,703
Legal and audit fees	56,456	42,873
Line of credit fees	5,626	7,295
Interest fees	—	3,354
Licensing fees	62,409	42,626
Other expenses	95,826	76,551
Total Expenses	1,408,945	1,302,822
Expenses waived/reimbursed by Adviser	(212,159)	(223,331)
Net Expenses	1,196,786	1,079,491
Net Investment Income (Loss)	10,073,851	9,609,284
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(1,225,674)	2,039,721
Foreign taxes on realized gains	—	(353,810)
Net realized gains (losses) from futures contracts	(493,864)	(239,366)
Net realized gains (losses) from in-kind redemptions	1,030,109	480,667
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(64,726,392)	(59,338,826)
Net change in unrealized appreciation/depreciation on futures contracts	24,448	(20,653)
Net change in accrued foreign taxes on unrealized gains	—	268,592
Net realized/unrealized gains (losses) on investments	(65,391,373)	(57,163,675)
Change in net assets resulting from operations	$(55,317,522)	$(47,554,391)

See notes to financial statements.

62

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$5,579,531	$7,298,240	$3,329,478	$2,465,298
Net realized gains (losses)	64,245,529	91,664,113	21,387,250	68,043,756
Net change in unrealized appreciation/depreciation	(84,518,410)	93,224,120	(69,348,412)	59,565,325
Change in net assets resulting from operations	(14,693,350)	192,186,473	(44,631,684)	130,074,379
Change in net assets resulting from distributions to shareholders	(5,861,933)	(7,140,505)	(3,010,992)	(3,526,739)
Change in net assets resulting from capital transactions	(155,196,933)	(206,179,954)	5,367,845	(66,163,688)
Change in net assets	(175,752,216)	(21,133,986)	(42,274,831)	60,383,952
Net Assets:
Beginning of period	443,213,364	464,347,350	299,631,281	239,247,329
End of period	$267,461,148	$443,213,364	$257,356,450	$299,631,281
Capital Transactions:
Proceeds from shares issued	$88,866,918	$189,957,267	$95,338,557	$143,357,344
Cost of shares redeemed	(244,063,851)	(396,137,221)	(89,970,712)	(209,521,032)
Change in net assets resulting from capital transactions	$(155,196,933)	$(206,179,954)	$5,367,845	$(66,163,688)
Share Transactions:
Issued	1,300,000	3,200,000	1,350,000	2,200,000
Redeemed	(3,600,000)	(6,700,000)	(1,250,000)	(3,300,000)
Change in Shares	(2,300,000)	(3,500,000)	100,000	(1,100,000)

See notes to financial statements.

63

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$10,073,851	$10,949,323	$9,609,284	$7,389,948
Net realized gains (losses)	(689,429)	36,512,318	1,927,212	19,617,138
Net change in unrealized appreciation/depreciation	(64,701,944)	62,078,654	(59,090,887)	61,071,078
Change in net assets resulting from operations	(55,317,522)	109,540,295	(47,554,391)	88,078,164
Change in net assets resulting from distributions to shareholders	(12,229,755)	(10,100,636)	(10,246,565)	(6,382,157)
Change in net assets resulting from capital transactions	(6,876,009)	(57,063,375)	2,145,943	19,002,805
Change in net assets	(74,423,286)	42,376,284	(55,655,013)	100,698,812
Net Assets:
Beginning of period	357,380,448	315,004,164	265,590,820	164,892,008
End of period	$282,957,162	$357,380,448	$209,935,807	$265,590,820
Capital Transactions:
Proceeds from shares issued	$—	$45,460,436	$9,384,929	$72,396,227
Cost of shares redeemed	(6,876,009)	(102,523,811)	(7,238,986)	(53,393,422)
Change in net assets resulting from capital transactions	$(6,876,009)	$(57,063,375)	$2,145,943	$19,002,805
Share Transactions:
Issued	—	1,100,000	200,000	1,800,000
Redeemed	(150,000)	(2,100,000)	(150,000)	(1,050,000)
Change in Shares	(150,000)	(1,000,000)	50,000	750,000

See notes to financial statements.

64

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65

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
VictoryShares USAA MSCI USA Value Momentum ETF
Year Ended June 30: 2022	$65.66	1.07	(5.52)	(4.45)	(1.11)	(1.11)
2021	$45.30	0.81	20.32	21.13	(0.77)	(0.77)
Ten Months Ended June 30, 2020 (f)	$50.37	0.72	(4.85)	(4.13)	(0.94)	(0.94)
Year Ended August 31, 2019	$53.85	1.00	(3.59)	(2.59)	(0.89)	(0.89)
October 24, 2017 (g) through August 31, 2018	$50.19	0.78	3.34	4.12	(0.46)	(0.46)
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Year Ended June 30: 2022	$72.20	0.88	(11.79)	(10.91)	(0.74)	(0.74)
2021	$45.57	0.52	26.84	27.36	(0.73)	(0.73)
Ten Months Ended June 30, 2020 (f)	$49.54	0.60	(3.74)	(3.14)	(0.83)	(0.83)
Year Ended August 31, 2019	$57.21	1.00	(7.86)	(6.86)	(0.81)	(0.81)
October 24, 2017 (g) through August 31, 2018	$50.13	0.57	6.81	7.38	(0.30)	(0.30)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year,

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Excludes impact of in-kind transactions.

(f)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(g)  Commencement of operations.

(h)  Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See Note 5 in the Notes to Financial Statements).

See notes to financial statements.

66

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares USAA MSCI USA Value Momentum ETF
Year Ended June 30: 2022	$60.10	(6.94)%	0.20%		1.59%	0.27%	$267,461	53%
2021	$65.66	47.02%	0.20%		1.47%	0.27%	$443,213	76%
Ten Months Ended June 30, 2020 (f)	$45.30	(8.31)%	0.20%		1.80%	0.28%	$464,347	66%
Year Ended August 31, 2019	$50.37	(4.79)%	0.20%		2.00%	0.25%	$468,445	87%
October 24, 2017 (g) through August 31, 2018	$53.85	8.23%	0.20%		1.76%	0.25%	$398,504	84%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Year Ended June 30: 2022	$60.55	(15.24)%	0.24	%(h)	1.26%	0.27%	$257,356	70%
2021	$72.20	60.47%	0.24	%(h)	0.87%	0.28%	$299,631	78%
Ten Months Ended June 30, 2020 (f)	$45.57	(6.44)%	0.25%		1.53%	0.31%	$239,247	70%
Year Ended August 31, 2019	$49.54	(11.99)%	0.25%		1.98%	0.30%	$101,564	88%
October 24, 2017 (g) through August 31, 2018	$57.21	14.80%	0.25%		1.25%	0.30%	$71,517	81%

See notes to financial statements.

67

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Total Distributions
VictoryShares USAA MSCI International Value Momentum ETF
Year Ended June 30: 2022	$49.64	1.41	(9.20)	(7.79)	(1.71)	(1.71)
2021	$38.42	1.28	11.17	12.45	(1.23)	(1.23)
Ten Months Ended June 30, 2020 (f)	$43.16	0.83	(4.35)	(3.52)	(1.22)	(1.22)
Year Ended August 31, 2019	$48.10	1.30	(4.99)	(3.69)	(1.25)	(1.25)
October 24, 2017 (g) through August 31, 2018	$50.08	1.34	(2.64)	(1.30)	(0.68)	(0.68)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Year Ended June 30: 2022	$52.08	1.91	(11.18)	(9.27)	(2.05)	(2.05)
2021	$37.91	1.36	14.10	15.46	(1.29)	(1.29)
Ten Months Ended June 30, 2020 (f)	$41.23	0.73	(2.85)	(2.12)	(1.20)	(1.20)
Year Ended August 31, 2019	$45.58	1.31	(4.73)	(3.42)	(0.93)	(0.93)
October 24, 2017 (g) through August 31, 2018	$49.95	1.17	(5.10)	(3.93)	(0.44)	(0.44)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year,

(d)  Does not include acquired fund fees and expenses, if any.

(e)  Excludes impact of in-kind transactions.

(f)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(g)  Commencement of operations.

See notes to financial statements.

68

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Gross Expenses(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(e)
VictoryShares USAA MSCI International Value Momentum ETF
Year Ended June 30: 2022	$40.14	(16.12)%	0.35%	2.96%	0.41%	$282,957	68%
2021	$49.64	32.66%	0.35%	2.86%	0.42%	$357,380	90%
Ten Months Ended June 30, 2020 (f)	$38.42	(8.39)%	0.35%	2.41%	0.41%	$315,004	62%
Year Ended August 31, 2019	$43.16	(7.70)%	0.35%	2.90%	0.40%	$323,693	87%
October 24, 2017 (g) through August 31, 2018	$48.10	(2.64)%	0.35%	3.12%	0.40%	$307,836	65%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Year Ended June 30: 2022	$40.76	(18.34)%	0.45%	4.05%	0.55%	$209,936	70%
2021	$52.08	41.48%	0.45%	2.98%	0.56%	$265,591	95%
Ten Months Ended June 30, 2020 (f)	$37.91	(5.47)%	0.45%	2.18%	0.57%	$164,892	51%
Year Ended August 31, 2019	$41.23	(7.62)%	0.45%	3.00%	0.50%	$169,051	67%
October 24, 2017 (g) through August 31, 2018	$45.58	(7.95)%	0.45%	2.77%	0.50%	$154,974	58%

See notes to financial statements.

69

Victory Portfolios II	Notes to Financial Statements June 30, 2022

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA MSCI USA Value Momentum ETF	USAA MSCI USA Value Momentum ETF
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	USAA MSCI USA Small Cap Value Momentum ETF
VictoryShares USAA MSCI International Value Momentum ETF	USAA MSCI International Value Momentum ETF
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	USAA MSCI Emerging Markets Value Momentum ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares at net asset value ("NAV") only in aggregations of 50,000 shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

70

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA MSCI USA Value Momentum ETF	$500	2.00%
USAA MSCI USA Small Cap Value Momentum ETF	750	2.00%
USAA MSCI International Value Momentum ETF	3,000	2.00%
USAA MSCI Emerging Markets Value Momentum ETF	5,500	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

71

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3		Total
USAA MSCI USA Value Momentum ETF
Common Stocks	$265,467,160	$—	$—		$265,467,160
Total	$265,467,160	$—	$—		$265,467,160
Other Financial Investments*
Liabilities:
Futures Contracts	$(57,133)	$—	$—		$(57,133)
Total	$(57,133)	$—	$—		$(57,133)
USAA MSCI USA Small Cap Value Momentum ETF
Common Stocks	$255,298,014	$—	$—		$255,298,014
Rights	—	—	10,583		10,583
Collateral for Securities Loaned	4,071,008	—	—		4,071,008
Total	$259,369,022	$—	$10,583		$259,379,605
Other Financial Investments*
Liabilities:
Futures Contracts	$(67,780)	$—	$—		$(67,780)
Total	$(67,780)	$—	$—		$(67,780)
USAA MSCI International Value Momentum ETF
Common Stocks	$280,673,006	$—	$—		$280,673,006
Collateral for Securities Loaned	9,451,062	—	—		9,451,062
Total	$290,124,068	$—	$—		$290,124,068
Other Financial Investments*
Liabilities:
Futures Contracts	$(12,193)	$—	$—		$(12,193)
Total	$(12,193)	$—	$—		$(12,193)
USAA MSCI Emerging Markets Value Momentum ETF
Common Stocks	$205,802,652	$—	$667,481		$206,470,133
Rights	—	3,421	—	(a)	3,421
Collateral for Securities Loaned	1,354,181	—	—		1,354,181
Total	$207,156,833	$3,421	$667,481		$207,827,735
Other Financial Investments*
Liabilities:
Futures Contracts	$(16,003)	$—	$—		$(16,003)
Total	$(16,003)	$—	$—		$(16,003)

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Zero market value security.

72

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

For the year ended June 30, 2022, there were no significant changes into/out of Level 3. The transfers into Level 3 investments for the MSCI Emerging Markets Value Momentum ETF were immaterial, although the change in unrealized appreciation/(depreciation) on these investments was $(7,791,463). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until June 30, 2022, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. For the year ended June 30, 2022, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of

73

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. As of June 30, 2022, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

Liabilities
Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure
USAA MSCI USA Value Momentum ETF	$57,133
USAA MSCI USA Small Cap Value Momentum ETF	67,780
USAA MSCI International Value Momentum ETF	12,193
USAA MSCI Emerging Markets Value Momentum ETF	16,003

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure
USAA MSCI USA Value Momentum ETF	$47,624	$(103,321)
USAA MSCI USA Small Cap Value Momentum ETF	(198,572)	(60,729)
USAA MSCI International Value Momentum ETF	(493,864)	24,448
USAA MSCI Emerging Markets Value Momentum ETF	(239,366)	(20,653)

74

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

All open derivative positions at year end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of June 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
USAA MSCI USA Small Cap Value Momentum ETF	$3,833,348	$—	$4,071,008
USAA MSCI International Value Momentum ETF	7,546,965	—	9,451,062
USAA MSCI Emerging Markets Value Momentum ETF	1,278,323	—	1,354,181

75

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the year ended June 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2022, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding U.S. Government Securities		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
USAA MSCI USA Value Momentum ETF	$188,734,906	$187,657,991	$88,394,838	$243,106,147
USAA MSCI USA Small Cap Value Momentum ETF	203,753,280	203,083,093	94,715,313	89,841,140
USAA MSCI International Value Momentum ETF	226,918,781	228,719,065	—	6,898,055
USAA MSCI Emerging Markets Value Momentum ETF	167,500,188	165,849,278	1,955,422	3,587,996

76

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds annual and semi-annual reports may be viewed at www.vcm.com. As of June 30, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

USAA MSCI USA Value Momentum ETF	Ownership %
USAA Cornerstone Conservative Fund	1.8
USAA Cornerstone Equity Fund	9.1
USAA Target Retirement Income Fund	4.5
USAA Target Retirement 2030 Fund	15.5
USAA Target Retirement 2040 Fund	25.2
USAA Target Retirement 2050 Fund	17.2
USAA Target Retirement 2060 Fund	2.4
USAA MSCI USA Small Cap Value Momentum ETF	Ownership %
USAA Cornerstone Conservative Fund	0.4
USAA Cornerstone Equity Fund	2.4
USAA Target Retirement Income Fund	2.0
USAA Target Retirement 2030 Fund	8.1
USAA Target Retirement 2040 Fund	10.7
USAA Target Retirement 2050 Fund	6.6
USAA Target Retirement 2060 Fund	1.0
USAA MSCI International Value Momentum ETF	Ownership %
USAA Cornerstone Conservative Fund	1.6
USAA Cornerstone Equity Fund	7.9
USAA Target Retirement Income Fund	6.3
USAA Target Retirement 2030 Fund	17.8
USAA Target Retirement 2040 Fund	26.3
USAA Target Retirement 2050 Fund	17.5
USAA Target Retirement 2060 Fund	2.5
USAA MSCI Emerging Markets Value Momentum ETF	Ownership %
USAA Cornerstone Aggressive Fund	0.3
USAA Cornerstone Conservative Fund	1.3
USAA Cornerstone Equity Fund	5.2
USAA Cornerstone Moderate Fund	1.0
USAA Cornerstone Moderately Aggressive Fund	1.3
USAA Cornerstone Moderately Conservative Fund	0.2
USAA Target Retirement 2030 Fund	17.3
USAA Target Retirement 2040 Fund	24.6
USAA Target Retirement 2050 Fund	16.2
USAA Target Retirement 2060 Fund	2.3
USAA Target Retirement Income Fund	8.8

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

77

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA MSCI USA Value Momentum ETF	0.15%
USAA MSCI USA Small Cap Value Momentum ETF	0.15%
USAA MSCI International Value Momentum ETF	0.25%
USAA MSCI Emerging Markets Value Momentum ETF	0.30%

Amounts incurred and paid to VCM for the year ended June 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator, sub-fund accountant, and transfer agent to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired

78

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2022
USAA MSCI USA Value Momentum ETF	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	0.25%
USAA MSCI International Value Momentum ETF	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	0.45%

Under the terms of the expense limitation agreements, as amended May 1, 2022, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

	Expires 2023	Expires 2024	Expires 2025	Total
USAA MSCI USA Value Momentum ETF	$188,636	$169,706	$130,524	$488,866
USAA MSCI USA Small Cap Value Momentum ETF	37,764	—	—	37,764
USAA MSCI International Value Momentum ETF	71,346	144,936	104,166	320,448
USAA MSCI Emerging Markets Value Momentum ETF	114,256	195,585	147,952	457,793

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2022, the Adviser voluntarily waived the following amounts:

USAA MSCI USA Value Momentum ETF	$111,116
USAA MSCI USA Small Cap Value Momentum ETF	90,764
USAA MSCI International Value Momentum ETF	107,993
USAA MSCI Emerging Markets Value Momentum ETF	75,379

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — The USAA MSCI Emerging Markets Value Mom ETF and USAA MSCI International Value Mom ETF, invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of

79

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from July 1, 2021, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

80

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
Amount	Outstanding at June 30, 2022	Average Borrowing	Days Borrowing Outstanding	Maximum Average Interest Rate*	Borrowing During the Period
USAA MSCI Emerging Markets Value Momentum ETF	$—	$11,600,000	9	1.63%	$18,000,000

*  Based on the number of days borrowings were outstanding for the year ended June 30, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund

	Declared	Paid
USAA MSCI USA Value Momentum ETF	Monthly	Monthly
USAA MSCI USA Small Cap Value Momentum ETF	Monthly	Monthly
USAA MSCI International Value Momentum ETF	Monthly	Monthly
USAA MSCI Emerging Markets Value Momentum ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

As of June 30, 2022, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments (inclusive of in-kind redemptions as applicable) were as follows:

	Total Accumulated Earnings/(Loss)	Capital
USAA MSCI USA Value Momentum ETF	$(66,052,070)	$66,052,070
USAA MSCI USA Small Cap Value Momentum ETF	(33,670,369)	33,670,369
USAA MSCI International Value Momentum ETF	(962,065)	962,065
USAA MSCI Emerging Markets Value Momentum ETF	(409,734)	409,734

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

	Year Ended June 30, 2022
	Distributions paid from:
	Ordinary Income	Total Distributions Paid
USAA MSCI USA Value Momentum ETF	$5,861,933	$5,861,933
USAA MSCI USA Small Cap Value Momentum ETF	3,010,992	3,010,992
USAA MSCI International Value Momentum ETF	12,229,755	12,229,755
USAA MSCI Emerging Markets Value Momentum ETF	10,246,565	10,246,565

81

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022
	Year Ended June 30, 2021
	Distributions paid from	Total
	Ordinary Income	Distributions Paid
USAA MSCI USA Value Momentum ETF	$7,140,505	$7,140,505
USAA MSCI USA Small Cap Value Momentum ETF	3,526,739	3,526,739
USAA MSCI International Value Momentum ETF	10,100,636	10,100,636
USAA MSCI Emerging Markets Value Momentum ETF	6,382,157	6,382,157

As of June 30, 2022, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Loss)
USAA MSCI USA Value Momentum ETF	$492,140	$492,140	$(75,365,747)	$—	$(2,088,011)	$(76,961,618)
USAA MSCI USA Small Cap Value Momentum ETF	208,854	208,854	(49,315,703)	—	(7,314,173)	(56,421,022)
USAA MSCI International Value Momentum ETF	—	—	(61,202,604)	(471,036)	(21,003,315)	(82,676,955)
USAA MSCI Emerging Markets Value Momentum ETF	1,876,625	1,876,625	(18,603,385)	—	(18,813,174)	(35,539,934)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures and passive foreign investment company adjustments.

As of June 30, 2022, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
USAA MSCI USA Value Momentum ETF	$55,201,537	$20,164,210	$75,365,747
USAA MSCI USA Small Cap Value Momentum ETF	44,173,153	5,142,550	49,315,703
USAA MSCI International Value Momentum ETF	50,644,306	10,558,298	61,202,604
USAA MSCI Emerging Markets Value Momentum ETF	17,581,884	1,021,501	18,603,385

During the tax year ended June 30, 2022, the following Funds utilized capital loss carryforwards:

Short-Term Amount
USAA MSCI Emerging Markets Value Momentum ETF	$1,776,733

82

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2022

As of June 30, 2022, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Net Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
USAA MSCI USA Value Momentum ETF	$267,555,171	$22,997,638	$(25,085,649)	$(2,088,011)
USAA MSCI USA Small Cap Value Momentum ETF	266,693,778	24,495,445	(31,809,618)	(7,314,173)
USAA MSCI International Value Momentum ETF	311,074,103	15,799,942	(36,749,977)	(20,950,035)
USAA MSCI Emerging Markets Value Momentum ETF	226,573,690	15,485,265	(34,231,220)	(18,745,955)

83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Victory Portfolios II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of VictoryShares USAA MSCI USA Value Momentum ETF, VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, VictoryShares USAA MSCI International Value Momentum ETF, and VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (the "Funds"), each a series of Victory Portfolios II, as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for the years ended June 30, 2022 and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended June 30, 2022 and 2021, for the ten months ended June 30, 2020, and for the year ended August 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the period ended August 31, 2018, were audited by other auditors whose report dated October 25, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2022

84

Victory Portfolios II	Supplemental Information June 30, 2022

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, six portfolios in Victory Variable Insurance Funds, and 40 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. David C. Brown is a Trustee of USAA Mutual Funds Trust and oversees 45 portfolios of the USAA Mutual Funds Trust. Each Trustee's address is c/o Victory Portfolios II, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, Born April 1947	Trustee	May 2015	Retired.	Director, Carlyle Secured Lending, Inc. (formerly TCG BDC I, Inc.) (since 2012); Director, Carlyle Credit Solutions, Inc. (formerly TCG
BDC II, Inc.)
(since 2017); Trustee, Carlyle Secured Lending III (since 2021).
E. Lee Beard,* Born August 1951	Trustee	May 2015	Retired.	None.
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired.	None.

85

Victory Portfolios II	Supplemental Information — continued June 30, 2022

  (Unaudited)

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, Born April 1953	Chair and Trustee	May 2015	Partner, McCarvill Capital Partners (September 2016- September 2017).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, Born April 1957	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, Born December 1944	Trustee	May 2015	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown,** Born May 1972	Trustee	May 2015	Chairman and Chief Executive Officer (since 2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	Trustee, USAA Mutual Funds Trust.

*  The Board has designated Ms. Beard as its Audit Committee Financial Expert.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	May 2015

Director of Mutual Fund Administration, the Adviser (since 2004); Chief Operating Officer, Victory Capital Services, Inc. (since 2020); Vice President, Victory Capital Transfer Agency, Inc. (since 2019).

Scott A. Stahorsky, Born July 1969	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015).
Erin G. Wagner, Born February 1974	Secretary*	May 2015- April 2022	Associate General Counsel, the Adviser (2013-2022).
Thomas Dusenberry, Born July 1977	Secretary	May 2022

Manager, Fund Administration, the Adviser (since 2022); Treasurer and Principal Financial Officer (2020-2022), Assistant Treasurer (2019), Salient MF Trust, Salient Midstream, MLP Fund and Forward Funds; Principal Financial Officer (2018-2021) and Treasurer (2020-2021), Salient Private Access Funds and Endowment PMF Funds; Senior Vice President of Fund Accounting and Operations, Salient Partners (2020-2022); Director of Fund Operations, Salient Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	December 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, Born March 1984	Assistant Treasurer	May 2015	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Colin Kinney, Born October 1973	Chief Compliance Officer**	July 2017- June 2022	Chief Compliance Officer (2013-2022) and Chief Risk Officer (2009-2017), the Adviser.
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (since 2019); Compliance Officer, the Adviser (2015-2019).

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Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Chuck Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).

*  On April 27, 2022, Ms. Wagner resigned her position with the Trust.

**  On June 10, 2022, Mr. Kinney resigned his position with the Trust.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22- 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22- 6/30/22*	Annualized Expense Ratio During Period 1/1/22- 6/30/22
USAA MSCI USA Value Mom Index ETF	$1,000.00	$853.80	$1,023.80	$0.92	$1.00	0.20%
USAA MSCI USA Small Cap Value Mom ETF	1,000.00	826.40	1,023.55	1.13	1.25	0.25%
USAA MSCI International Value Mom ETF	1,000.00	829.00	1,023.06	1.59	1.76	0.35%
USAA MSCI Emerging Markets Value Mom ETF	1,000.00	847.90	1,022.56	2.06	2.26	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Additional Federal Income Tax Information

For the year ended June 30, 2022, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Percent
USAA MSCI USA Value Momentum ETF	100%
USAA MSCI USA Small Cap Value Momentum ETF	100%
USAA MSCI Emerging Markets Value Momentum ETF	58%

Dividends qualified for corporate dividends received deductions of:

Percent
USAA MSCI USA Value Momentum ETF	98%
USAA MSCI USA Small Cap Value Momentum ETF	85%

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2022, were as follows:

	Foreign Source Income	Foreign Tax Expense
USAA MSCI International Value Momentum ETF	1.46	0.15
USAA MSCI Emerging Markets Value Momentum ETF	2.35	0.32

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Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

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Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-MSCI-ETF-AR (6/22)

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics in included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is E. Lee Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2022	2021
(a) Audit Fees (1)	$266,950	$249,000
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	82,500	81,250
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Cohen Fund Audit Services, Ltd for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen Fund Audit Services, Ltd reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen Fund Audit Services, Ltd for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2022, and June 30, 2021, there were no fees billed for professional services rendered by Cohen Fund Audit Services, Ltd to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2022 and 2021 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g)

2022	$82,500
2021	$81,250

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment adviser (and the adviser’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)    Not applicable.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 2, 2022

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 2, 2022